SEC. File Nos. 002- 50700

811-02444

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement

Under

the Securities Act of 1933

Post-Effective Amendment No. 73

and

Registration Statement

Under

the Investment Company Act of 1940

Amendment No. 54

THE BOND FUND OF AMERICA

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071-1406

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code:

(213) 486-9200

Steven I. Koszalka, Secretary

The Bond Fund of America

333 South Hope Street

Los Angeles, California 90071-1406

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Morgan, Lewis & Bockius LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071-3106

(Counsel for the Registrant)

Approximate date of proposed public offering:

It is proposed that this filing become effective on November 1, 2015, pursuant to paragraph (b) of Rule 485.

The Bond Fund of America® Prospectus November 1, 2015

Class A	B	C	F-1	F-2	529-A	529-B	529-C	529-E
ABNDX	BFABX	BFACX	BFAFX	ABNFX	CFAAX	CFABX	CFACX	CFAEX

529-F-1	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
CFAFX	RBFAX	RBFBX	RBEBX	RBFCX	RBFEX	RBFHX	RBFFX	RBFGX

Table of contents

Investment objective	1
Fees and expenses of the fund	1
Principal investment strategies	2
Principal risks	3
Investment results	5
Management	6
Purchase and sale of fund shares	7
Tax information	7
Payments to broker-dealers and other financial intermediaries	7
Investment objective, strategies and risks	8
Management and organization	12
Shareholder information	15
Purchase, exchange and sale of shares	16
How to sell shares	20
Distributions and taxes	23
Choosing a share class	24
Sales charges	25
Sales charge reductions and waivers	27
Rollovers from retirement plans to IRAs	30
Plans of distribution	30
Other compensation to dealers	31
Fund expenses	32
Financial highlights	33

The U.S. Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Investment objective

The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 27 of the prospectus and on page 72 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
Share classes
	A and 529-A	B and 529-B	C and 529-C	529-E	F-1, F-2 and 529-F-1	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	5.00%	1.00%	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	B	C	F-1	F-2	529-A	529-B	529-C	529-E
Management fees	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Distribution and/or service (12b-1) fees	0.25	1.00	1.00	0.25	none	0.23	0.99	0.99	0.50
Other expenses	0.17	0.16	0.21	0.17	0.15	0.28	0.30	0.28	0.23
Total annual fund operating expenses	0.62	1.36	1.41	0.62	0.35	0.71	1.49	1.47	0.93

	529-F-1	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Distribution and/or service (12b-1) fees	0.00	0.99	0.74	0.60[2]	0.50	0.25	none	none	none
Other expenses	0.28	0.17	0.46[2]	0.20	0.25[2]	0.16	0.22[2]	0.11	0.06
Total annual fund operating expenses	0.48	1.36	1.40	1.00	0.95	0.61	0.42	0.31	0.26

1 A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

2 Based on estimated amounts for the current fiscal year.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating

1     The Bond Fund of America / Prospectus

expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share classes	1 year	3 years	5 years	10 years
A	$436	$566	$ 708	$1,120
B	638	831	945	1,432
C	244	446	771	1,691
F-1	63	199	346	774
F-2	36	113	197	443
529-A	445	594	755	1,224
529-B	652	871	1,013	1,568
529-C	250	465	803	1,757
529-E	95	296	515	1,143
529-F-1	49	154	269	604
R-1	138	431	745	1,635
R-2	143	443	766	1,680
R-2E	102	318	552	1,225
R-3	97	303	525	1,166
R-4	62	195	340	762
R-5E	43	135	235	530
R-5	32	100	174	393
R-6	27	84	146	331

For the share classes listed below, you would pay the following if you did not redeem your shares:

Share classes	1 year	3 years	5 years	10 years
B	$138	$431	$745	$1,432
C	144	446	771	1,691
529-B	152	471	813	1,568
529-C	150	465	803	1,757

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 348% of the average value of its portfolio.

Principal investment strategies

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally the fund invests at least 80% of its assets in bonds and other debt securities. The fund invests a majority of its assets in debt securities rated A3 or better or A- or better by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser, or in debt securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser, including U.S. government securities, money market instruments or cash.

The fund may invest in debt securities and mortgage-backed securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. The fund invests in debt securities with a wide range of maturities.

The Bond Fund of America / Prospectus     2

The fund may also invest in interest rate swaps to seek to manage the fund’s sensitivity to interest rates. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is based on a designated short-term interest rate such as the London Interbank Offered Rate, prime rate or other benchmark.

The fund’s current practice is to invest no more than 10% of its assets in debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser, or in debt securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser. Securities rated Ba1 or below and BB+ or below are sometimes referred to as “junk bonds.”

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental research, which may include analysis of credit quality, general economic conditions and various quantitative measures and, in the case of corporate obligations, meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater

3     The Bond Fund of America / Prospectus

sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and

The Bond Fund of America / Prospectus     4

dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in interest rate swaps — The use of interest rate swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to the fund. Interest rate swaps also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Core Bond Funds Average includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. The Consumer Price Index provides a comparison of the fund’s results to inflation. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

5     The Bond Fund of America / Prospectus

Average annual total returns For the periods ended December 31, 2014 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A — Before taxes	5/28/1974	1.60%	3.80%	3.09%	7.87%
— After taxes on distributions		0.67	2.70	1.62	N/A
— After taxes on distributions and sale of fund shares		0.90	2.49	1.80	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
B	3/15/2000	–0.25%	3.47%	2.87%	4.36%
C	3/15/2001	3.71	3.76	2.67	3.89
F-1	3/15/2001	5.53	4.57	3.48	4.48
F-2	8/4/2008	5.82	4.85	N/A	4.42
529-A	2/15/2002	1.51	3.71	3.02	4.13
529-B	2/15/2002	–0.38	3.34	2.75	3.90
529-C	2/19/2002	3.64	3.70	2.60	3.62
529-E	3/7/2002	5.21	4.25	3.14	4.17
529-F-1	9/26/2002	5.68	4.74	3.63	4.77
R-1	6/11/2002	4.75	3.80	2.68	3.69
R-2	5/31/2002	4.73	3.79	2.67	3.65
R-3	6/4/2002	5.21	4.25	3.13	4.10
R-4	5/20/2002	5.55	4.58	3.47	4.48
R-5	5/15/2002	5.86	4.90	3.78	4.81
R-6	5/1/2009	5.92	4.95	N/A	6.58

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	5.97%	4.45%	4.71%	N/A
Lipper Core Bond Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	5.33	4.68	4.24	7.75%
Consumer Price Index	0.76	1.69	2.12	3.96
Class A annualized 30-day yield at June 30, 2015: 2.19% (For current yield information, please call American FundsLine® at (800) 325-3590.)

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
John H. Smet Vice Chairman of the Board and President	27 years	Partner – Capital Fixed Income Investors
Andrew F. Barth Senior Vice President	6 years	Partner – Capital Fixed Income Investors

The Bond Fund of America / Prospectus     6

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Robert H. Neithart Senior Vice President	6 years	Partner – Capital Fixed Income Investors
David A. Daigle	5 years	Partner – Capital Fixed Income Investors
David A. Hoag	7 years	Partner – Capital Fixed Income Investors
Thomas H. Høgh	7 years	Partner – Capital Fixed Income Investors
Fergus N. MacDonald	Less than 1 year	Partner – Capital Fixed Income Investors
Wesley K.-S. Phoa	4 years	Partner – Capital Fixed Income Investors

Certain senior members of Capital Fixed Income Investors, the investment adviser’s fixed-income investment division, serve on a portfolio strategy group. The group utilizes a research-driven process with input from the investment adviser’s analysts, portfolio managers and economists to define investment themes and to set guidance on a range of macroeconomic factors, including duration, yield curve and sector allocation. The fund’s portfolio managers consider guidance of the portfolio strategy group in making their investment decisions.

Purchase and sale of fund shares

The minimum amount to establish an account for all share classes is $250 and the minimum to add to an account is $50. For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account, the minimum is $25 to establish or add to an account.

If you are a retail investor, you may sell (redeem) shares on any business day through your dealer or financial advisor or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at americanfunds.com. Please contact your plan administrator or recordkeeper to sell (redeem) shares from your retirement plan.

Tax information

Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

7     The Bond Fund of America / Prospectus

Investment objective, strategies and risks

The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally the fund invests at least 80% of its assets in bonds and other debt securities. The fund invests a majority of its assets in debt securities rated A3 or better or A- or better by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser, or in debt securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser, including U.S. government securities, money market instruments or cash.

The fund may invest in debt securities and mortgage-backed securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. The fund invests in debt securities with a wide range of maturities.

The fund may also invest in interest rate swaps to seek to manage the fund’s sensitivity to interest rates. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is based on a designated short-term interest rate such as the London Interbank Offered Rate, prime rate or other benchmark.

The fund may invest in inflation linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.

The fund’s current practice is to invest no more than 10% of its assets in debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser, or in debt securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser. Securities rated Ba1 or below and BB+ or below are sometimes referred to as “junk bonds.”

The fund may hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. A larger percentage of such holdings could moderate the fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The following are certain risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors,

The Bond Fund of America / Prospectus     8

including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

9     The Bond Fund of America / Prospectus

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in interest rate swaps — The use of interest rate swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to the fund. Interest rate swaps also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce the fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout

The Bond Fund of America / Prospectus     10

the economy, the principal and income on inflation linked securities may decline and result in losses to the fund.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes The investment results table in this prospectus shows how the fund’s average annual total returns compare with various broad measures of market results. The Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. This index was not in existence when the fund’s Class A shares were first sold; therefore, lifetime results are not shown. The Lipper Core Bond Funds Average is composed of funds that invest at least 85% of their net assets in domestic investment-grade debt issues (rated in the top four grades) with any remaining investment in non-benchmark sectors such as high-yield, global and emerging market debt. These funds maintain dollar-weighted average maturities of five to ten years. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes. The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the U.S. Department of Labor, Bureau of Labor Statistics.

Fund results All fund results in this prospectus reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the periods presented.

11     The Bond Fund of America / Prospectus

Management and organization

Investment adviser Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as the investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under “Fees and expenses of the fund.” The management fee is based on the daily net assets of the fund and the fund’s monthly gross investment income. Please see the statement of additional information for further details. A discussion regarding the basis for approval of the fund’s Investment Advisory and Service Agreement by the fund’s board of trustees is contained in the fund’s semi-annual report to shareholders for the period ended June 30, 2015.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions independently of one another.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed-income investment division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. The fund’s shareholders have approved this arrangement; however, there is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority granted to it under the exemptive order.

Portfolio holdings Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. A description of the fund’s policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

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The Capital SystemSM Capital Research and Management Company uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual managers who decide how their respective segments will be invested. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio. Investment decisions are subject to a fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

Certain senior members of Capital Fixed Income Investors, the investment adviser’s fixed-income investment division, serve on a portfolio strategy group. The group utilizes a research-driven process with input from the investment adviser’s analysts, portfolio managers and economists to define investment themes and to set guidance on a range of macroeconomic factors, including duration, yield curve and sector allocation. The fund’s portfolio managers consider guidance of the portfolio strategy group in making their investment decisions.

The table below shows the investment experience and role in management of the fund for each of the fund’s primary portfolio managers.

Portfolio manager	Investment experience	Experience in this fund	Role in management of the fund
John H. Smet	Investment professional for 33 years in total; 32 years with Capital Research and Management Company or affiliate	27 years	Serves as a fixed-income portfolio manager
Andrew F. Barth	Investment professional for 30 years, all with Capital Research and Management Company or affiliate	6 years	Serves as a fixed-income portfolio manager
Robert H. Neithart	Investment professional for 28 years, all with Capital Research and Management Company or affiliate	6 years (plus 13 years of prior experience as an investment analyst for the fund)	Serves as a fixed-income portfolio manager
David A. Daigle	Investment professional for 21 years, all with Capital Research and Management Company or affiliate	5 years (plus 15 years of prior experience as an investment analyst for the fund)	Serves as a fixed-income portfolio manager

13     The Bond Fund of America / Prospectus

Portfolio manager	Investment experience	Experience in this fund	Role in management of the fund
David A. Hoag	Investment professional for 27 years in total; 24 years with Capital Research and Management Company or affiliate	7 years	Serves as a fixed-income portfolio manager
Thomas H. Høgh	Investment professional for 29 years in total; 25 years with Capital Research and Management Company or affiliate	7 years	Serves as a fixed-income portfolio manager
Fergus N. MacDonald	Investment professional for 23 years in total; 12 years with Capital Research and Management Company or affiliate	Less than 1 year (plus 11 years of prior experience as an investment analyst for the fund)	Serves as a fixed-income portfolio manager
Wesley K.-S. Phoa	Investment professional for 22 years in total; 16 years with Capital Research and Management Company or affiliate	4 years	Serves as a fixed-income portfolio manager

Information regarding the portfolio managers’ compensation, their ownership of securities in the fund and other accounts they manage is in the statement of additional information.

The Bond Fund of America / Prospectus     14

Certain privileges and/or services described on the following pages of this prospectus and in the statement of additional information may not be available to you, depending on your investment dealer or retirement plan recordkeeper. Please see your financial advisor, investment dealer or retirement plan recordkeeper for more information.

Shareholder information

Shareholder services American Funds Service Company, the fund’s transfer agent, offers a wide range of services that you can use to alter your investment program should your needs or circumstances change. These services may be terminated or modified at any time upon 60 days’ written notice.

A more detailed description of policies and services is included in the fund’s statement of additional information and the owner’s guide sent to new American Funds shareholders entitled Welcome. Class 529 shareholders should also refer to the applicable program description for information on policies and services relating specifically to their account(s). These documents are available by writing to or calling American Funds Service Company.

15     The Bond Fund of America / Prospectus

Unless otherwise noted, references to Class A, B, C or F-1 shares on the following pages also refer to the corresponding Class 529-A, 529-B, 529-C or 529-F-1 shares. Unless otherwise noted, references to Class F shares refer to both Class F-1 and F-2 shares and references to Class R shares refer to Class R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6 shares.

Purchase, exchange and sale of shares

The fund’s transfer agent, on behalf of the fund and American Funds Distributors,® the fund’s distributor, is required by law to obtain certain personal information from you or any other person(s) acting on your behalf in order to verify your or such person’s identity. If you do not provide the information, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity or that of any other person(s) authorized to act on your behalf, or believes it has identified potentially criminal activity, the fund and American Funds Distributors reserve the right to close your account or take such other action they deem reasonable or required by law.

When purchasing shares, you should designate the fund or funds in which you wish to invest. Subject to the exception below, if no fund is designated, your money will be held uninvested (without liability to the transfer agent for loss of income or appreciation pending receipt of proper instructions) until investment instructions are received, but for no more than three business days. Your investment will be made at the net asset value (plus any applicable sales charge, in the case of Class A shares) next determined after investment instructions are received and accepted by the transfer agent. If investment instructions are not received, your money will be invested in Class A shares of American Funds Money Market Fund® on the third business day after receipt of your investment.

If the amount of your cash investment is $10,000 or less, no fund is designated, and you made a cash investment (excluding exchanges) within the last 16 months, your money will be invested in the same proportion and in the same fund or funds and in the same class of shares in which your last cash investment was made.

Different procedures may apply to certain employer-sponsored arrangements, including, but not limited to, SEPs and SIMPLE IRAs.

Valuing shares The net asset value of each share class of the fund is the value of a single share of that class. The fund calculates the net asset value each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the fund’s net asset value would still be determined as of 4 p.m. New York time. In this example, portfolio securities traded on the New York Stock Exchange would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making fair value determinations if market quotations are not readily available or are not considered reliable. For example, fair value procedures may be used if an issuer defaults and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values.

Because the fund may hold securities that are listed primarily on foreign exchanges that trade on weekends or days when the fund does not price its shares, the values of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge, in the case of Class A shares) or sold at the net asset value next determined after American

The Bond Fund of America / Prospectus     16

Funds Service Company receives your request, provided that your request contains all information and legal documentation necessary to process the transaction. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.

Purchase of Class A and C shares You may generally open an account and purchase Class A and C shares by contacting any financial advisor (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund’s shares. You may purchase additional shares in various ways, including through your financial advisor and by mail, telephone, the Internet and bank wire.

Class B shares Class B and 529-B shares may not be purchased or acquired, except by exchange from Class B or 529-B shares of another fund in the American Funds family. Any other investment received by the fund that is intended for Class B or 529-B shares will instead be invested in Class A or 529-A shares and will be subject to any applicable sales charges.

Shareholders with investments in Class B and 529-B shares may continue to hold such shares until they convert to Class A or 529-A shares. However, no additional investments will be accepted in Class B or 529-B shares. Dividends and capital gain distributions may continue to be reinvested in Class B or 529-B shares until their conversion dates. In addition, shareholders invested in Class B or 529-B shares will be able to exchange those shares for Class B or 529-B shares of other American Funds offering Class B or 529-B shares until they convert.

Automatic conversion of Class B and C shares Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F-1 shares in the month of the 10-year anniversary of the purchase date; however, Class 529-C shares will not convert to Class 529-F-1 shares. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this were to happen, you would have the option of converting your Class B, 529-B or C shares to the respective share classes at the anniversary dates described above. This exchange would be based on the relative net asset values of the two classes in question, without the imposition of a sales charge or fee, but you might face certain tax consequences as a result.

Purchase of Class F shares You may generally open an account and purchase Class F shares only through fee-based programs of investment dealers that have special agreements with the fund’s distributor, through certain registered investment advisors and through other intermediaries approved by the fund’s distributor. These intermediaries typically charge ongoing fees for services they provide. Intermediary fees are not paid by the fund and normally range from .75% to 1.50% of assets annually, depending on the services offered.

Purchase of Class 529 shares Class 529 shares may be purchased only through an account established with a 529 college savings plan managed by the American Funds organization. You may open this type of account and purchase Class 529 shares by contacting any financial advisor (who may impose transaction charges in addition to those described in this prospectus) authorized to sell such an account. You may purchase additional shares in various ways, including through your financial advisor and by mail, telephone, the Internet and bank wire.

Class 529-E shares may be purchased only by employees participating through an eligible employer plan.

17     The Bond Fund of America / Prospectus

Accounts holding Class 529 shares are subject to a $10 account setup fee and an annual $10 account maintenance fee. These fees are waived until further notice.

Investors residing in any state may purchase Class 529 shares through an account established with a 529 college savings plan managed by the American Funds organization. Class 529-A, 529-B, 529-C and 529-F-1 shares are structured similarly to the corresponding Class A, B, C and F-1 shares. For example, the same initial sales charges apply to Class 529-A shares as to Class A shares.

Purchase of Class R shares Class R shares are generally available only to retirement plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, and to nonqualified deferred compensation plans and certain voluntary employee benefit association and post-retirement benefit plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. Class R-5E, R-5 and R-6 shares are generally available only to fee-based programs or through retirement plan intermediaries. In addition, Class R-5 and R-6 shares are available for investment by other registered investment companies approved by the fund’s investment adviser or distributor. Class R shares generally are not available to retail nonretirement accounts, traditional and Roth individual retirement accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs and 529 college savings plans.

Purchases by employer-sponsored retirement plans Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell these classes of the fund’s shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan’s administrator or recordkeeper.

Class A shares are generally not available for retirement plans using the PlanPremier® or Recordkeeper Direct® recordkeeping programs. These programs are proprietary recordkeeping solutions for small retirement plans.

Employer-sponsored retirement plans that are eligible to purchase Class R shares may instead purchase Class A shares and pay the applicable Class A sales charge, provided that their recordkeepers can properly apply a sales charge on plan investments. These plans are not eligible to make initial purchases of $1 million or more in Class A shares and thereby invest in Class A shares without a sales charge, nor are they eligible to establish a statement of intention that qualifies them to purchase Class A shares without a sales charge. More information about statements of intention can be found under “Sales charge reductions and waivers” in this prospectus. Plans investing in Class A shares with a sales charge may purchase additional Class A shares in accordance with the sales charge table in this prospectus.

Employer-sponsored retirement plans that invested in Class A shares without any sales charge before April 1, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase Class A shares without any initial or contingent deferred sales charge.

A 403(b) plan may not invest in Class A or C shares unless it was invested in Class A or C shares before January 1, 2009.

The Bond Fund of America / Prospectus     18

Purchase minimums and maximums Purchase minimums described in this prospectus may be waived in certain cases. In addition, the fund reserves the right to redeem the shares of any shareholder for their then current net asset value per share if the shareholder’s aggregate investment in the fund falls below the fund’s minimum initial investment amount. See the statement of additional information for details.

For accounts established with an automatic investment plan, the initial purchase minimum of $250 may be waived if the purchases (including purchases through exchanges from another fund) made under the plan are sufficient to reach $250 within five months of account establishment.

The effective purchase maximums for Class 529-A, 529-C, 529-E and 529-F-1 shares will reflect the maximum applicable contribution limits under state law. See the applicable program description for more information.

The purchase maximum for Class C shares is $500,000 per transaction. In addition, if you have significant American Funds holdings, you may not be eligible to invest in Class C or 529-C shares. Specifically, you may not purchase Class C or 529-C shares if you are eligible to purchase Class A or 529-A shares at the $1 million or more sales charge discount rate (that is, at net asset value). See “Sales charge reductions and waivers” in this prospectus and the statement of additional information for more details regarding sales charge discounts.

Exchange Generally, you may exchange your shares for shares of the same class of other American Funds without a sales charge. Class A, C or F-1 shares may generally be exchanged for the corresponding 529 share class without a sales charge. Class B shares may not be exchanged for Class 529-B shares. Exchanges from Class A, C or F-1 shares to the corresponding 529 share class, particularly in the case of Uniform Gifts to Minors Act or Uniform Transfers to Minors Act custodial accounts, may result in significant legal and tax consequences, as described in the applicable program description. Please consult your financial advisor before making such an exchange.

Exchanges of shares from American Funds Money Market Fund initially purchased without a sales charge generally will be subject to the appropriate sales charge. For purposes of computing the contingent deferred sales charge on Class B and C shares, the length of time you have owned your shares will be measured from the first day of the month in which shares were purchased and will not be affected by any permitted exchange.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation.

See “Transactions by telephone, fax or the Internet” in the section “How to sell shares” of this prospectus for information regarding electronic exchanges.

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes and on moving investments held in certain accounts to different accounts.

19     The Bond Fund of America / Prospectus

How to sell shares

You may sell (redeem) shares in any of the following ways:

Employer-sponsored retirement plans

Shares held in eligible retirement plans may be sold through the plan’s administrator or recordkeeper.

Through your dealer or financial advisor (certain charges may apply)

· Shares held for you in your dealer’s name must be sold through the dealer.

· Generally, Class F shares must be sold through intermediaries such as dealers or financial advisors.

Writing to American Funds Service Company

· Requests must be signed by the registered shareholder(s).

· A signature guarantee is required if the redemption is:

— more than $125,000;

— made payable to someone other than the registered shareholder(s); or

— sent to an address other than the address of record or to an address of record that has been changed within the previous 10 days.

· American Funds Service Company reserves the right to require signature guarantee(s) on any redemption.

· Additional documentation may be required for redemptions of shares held in corporate, partnership or fiduciary accounts.

Telephoning or faxing American Funds Service Company or using the Internet

· Redemptions by telephone, fax or the Internet (including American FundsLine and americanfunds.com) are limited to $125,000 per American Funds shareholder each day.

· Checks must be made payable to the registered shareholder.

· Checks must be mailed to an address of record that has been used with the account for at least 10 days.

If you recently purchased shares and subsequently request a redemption of those shares, you will receive proceeds from the redemption once a sufficient period of time has passed to reasonably ensure that checks or drafts, including certified or cashier’s checks, for the shares purchased have cleared (normally 10 business days).

Although payment of redemptions normally will be in cash, the fund’s declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the fund’s board of trustees. The disposal of the securities received in-kind may be subject to brokerage costs and such securities remain at market risk until sold.

The Bond Fund of America / Prospectus     20

Transactions by telephone, fax or the Internet Generally, you are automatically eligible to redeem or exchange shares by telephone, fax or the Internet, unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided that American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, American Funds Service Company and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

Frequent trading of fund shares The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund may be rejected.

The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts and to comply with applicable laws.

In addition to the fund’s broad ability to restrict potentially harmful trading as described above, the fund’s board of trustees has adopted a “purchase blocking policy” under which any shareholder redeeming shares having a value of $5,000 or more from a fund will be precluded from investing in that fund for 30 calendar days after the redemption transaction. This policy also applies to redemptions and purchases that are part of exchange transactions. Under the fund’s purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as:

· purchases and redemptions of shares having a value of less than $5,000;

· transactions in Class 529 shares;

· purchases and redemptions by investment companies managed or sponsored by the fund’s investment adviser or its affiliates, including reallocations and transactions allowing the investment company to meet its redemptions and purchases;

· retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system;

21     The Bond Fund of America / Prospectus

· purchase transactions involving in-kind transfers of shares of the fund, rollovers, Roth IRA conversions and IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions; and

· systematic redemptions and purchases, where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase.

Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

The fund reserves the right to waive the purchase blocking policy with respect to specific shareholder accounts in those instances where American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the intermediary’s procedures are reasonably designed to enforce the frequent trading policies of the fund. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If American Funds Service Company is not satisfied that the intermediary has taken appropriate action, American Funds Service Company may terminate the intermediary’s ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the fund’s surveillance procedures and purchase blocking policy described above, all transactions in fund shares remain subject to the right of the fund, American Funds Distributors and American Funds Service Company to restrict potentially abusive trading generally, including the types of transactions described above that will not be prevented or trigger a block under the purchase blocking policy. See the statement of additional information for more information about how American Funds Service Company may address other potentially abusive trading activity in the American Funds.

The Bond Fund of America / Prospectus     22

Distributions and taxes

Dividends and distributions The fund declares daily dividends from net investment income and distributes the accrued dividends, which may fluctuate, to you each month. Generally, dividends begin accruing on the day payment for shares is received by the fund or American Funds Service Company.

Capital gains, if any, are usually distributed in December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or other American Funds, or you may elect to receive them in cash. Dividends and capital gain distributions for 529 share classes and retirement plan shareholders will be reinvested automatically.

Taxes on dividends and distributions For federal tax purposes, dividends and distributions of short-term capital gains are taxable as ordinary income. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains. Any dividends or capital gain distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

Dividends and capital gain distributions that are automatically reinvested in a tax-favored retirement or education savings account do not result in federal or state income tax at the time of reinvestment.

Taxes on transactions Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

Exchanges within a tax-favored retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

Shareholder fees Fees borne directly by the fund normally have the effect of reducing a shareholder’s taxable income on distributions. By contrast, fees paid directly to advisors by a fund shareholder for ongoing advice are deductible for income tax purposes only to the extent that they (combined with certain other qualifying expenses) exceed 2% of such shareholder’s adjusted gross income.

Please see your tax advisor for more information. Holders of Class 529 shares should refer to the applicable program description for more information regarding the tax consequences of selling Class 529 shares.

23     The Bond Fund of America / Prospectus

Choosing a share class

The fund offers different classes of shares through this prospectus. The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund.

Each share class represents an investment in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. For example, Class F-1 shares are subject to a 12b-1 fee while Class F-2 shares are not. The different fee structures allow the investor to choose how to pay for advisory platform expenses. Class R shares offer different levels of 12b-1 and recordkeeping fees so that a plan can choose the class that best meets the cost associated with obtaining investment related services and participant level recordkeeping for the plan. When you purchase shares of the fund for an individual-type account, you should choose a share class. If none is chosen, your investment will be made in Class A shares or, in the case of a 529 plan investment, Class 529-A shares.

Factors you should consider when choosing a class of shares include:

· how long you expect to own the shares;

· how much you intend to invest;

· total expenses associated with owning shares of each class;

· whether you qualify for any reduction or waiver of sales charges (for example, Class A or 529-A shares may be a less expensive option over time, particularly if you qualify for a sales charge reduction or waiver);

· whether you plan to take any distributions in the near future (for example, the contingent deferred sales charge will not be waived if you sell your Class 529-B or 529-C shares to cover higher education expenses); and

· availability of share classes:

— Class B and 529-B shares may not be purchased or acquired except by exchange from Class B or 529-B shares of another fund in the American Funds family;

— Class C shares are not available to retirement plans that do not currently invest in such shares and that are eligible to invest in Class R shares, including retirement plans established under Internal Revenue Code Sections 401(a) (including 401(k) plans), 403(b) or 457;

— Class F and 529-F-1 shares are generally available only to fee-based programs of investment dealers that have special agreements with the fund’s distributor, to certain registered investment advisors and to other intermediaries approved by the fund’s distributor; and

— Class R shares are generally available only to retirement plans established under Internal Revenue Code Sections 401(a) (including 401(k) plans), 403(b) or 457, and to nonqualified deferred compensation plans and certain voluntary employee benefit association and post-retirement benefit plans.

Each investor’s financial considerations are different. You should speak with your financial advisor to help you decide which share class is best for you.

The Bond Fund of America / Prospectus     24

Sales charges

Class A shares The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The “offering price,” the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

	Sales charge as a percentage of:
Investment	Offering price	Net amount invested	Dealer commission as a percentage of offering price
Less than $100,000	3.75%	3.90%	3.00%
$100,000 but less than $250,000	3.50	3.63	2.75
$250,000 but less than $500,000	2.50	2.56	2.00
$500,000 but less than $750,000	2.00	2.04	1.60
$750,000 but less than $1 million	1.50	1.52	1.20
$1 million or more and certain other investments described below	none	none	see below

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Similarly, any contingent deferred sales charge paid by you on investments in Class A shares may be higher or lower than the 1% charge described below due to rounding.

Except as provided below, investments in Class A shares of $1 million or more may be subject to a 1% contingent deferred sales charge if the shares are sold within one year of purchase. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

Class A share purchases not subject to sales charges The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

· investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before the discontinuation of the relevant investment dealer’s load-waived Class A share program with the American Funds; and

· certain rollover investments from retirement plans to IRAs (see “Rollovers from retirement plans to IRAs” in this prospectus for more information).

The distributor may pay dealers a commission of up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see “Plans of distribution” in this prospectus).

Transfers from certain 529 plans to plans managed by the American Funds organization will be made with no sales charge. No commission will be paid to the dealer on such a transfer. Please see the statement of additional information for more information.

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisors authorized to sell

25     The Bond Fund of America / Prospectus

American Funds and employees of The Capital Group Companies, Inc. and its affiliates. Please see the statement of additional information for further details.

Class B and C shares For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of the date you purchased the Class B shares, as shown in the table below. The contingent deferred sales charge is eliminated six years after purchase.

Contingent deferred sales charge on Class B shares
Year of redemption:	1	2	3	4	5	6	7+
Contingent deferred sales charge:	5%	4%	4%	3%	2%	1%	0%

Class C shares are sold without any initial sales charge. American Funds Distributors pays 1% of the amount invested to dealers who sell Class C shares. A contingent deferred sales charge of 1% applies if Class C shares are sold within one year of purchase. The contingent deferred sales charge is eliminated one year after purchase.

Any contingent deferred sales charge paid by you on sales of Class B or C shares, expressed as a percentage of the applicable redemption amount, may be higher or lower than the percentages described above due to rounding.

Class 529-E and Class F shares Class 529-E and Class F shares are sold without any initial or contingent deferred sales charge.

Class R shares Class R shares are sold without any initial or contingent deferred sales charge. The distributor will pay dealers annually asset-based compensation of up to 1.00% for sales of Class R-1 shares, up to .75% for Class R-2 shares, up to .60% for Class R-2E shares, up to .50% for Class R-3 shares and up to .25% for Class R-4 shares. No dealer compensation is paid from fund assets on sales of Class R-5E, R-5 or R-6 shares. The fund may reimburse the distributor for these payments through its plans of distribution.

See “Plans of distribution” in this prospectus for ongoing compensation paid to your dealer or financial advisor for all share classes.

Contingent deferred sales charges Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See “Contingent deferred sales charge waivers” in the section “Sales charge reductions and waivers” of this prospectus. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

The Bond Fund of America / Prospectus     26

Sales charge reductions and waivers

To receive a reduction in your Class A initial sales charge, you must let your financial advisor or American Funds Service Company know at the time you purchase shares that you qualify for such a reduction. If you do not let your advisor or American Funds Service Company know that you are eligible for a reduction, you may not receive the sales charge discount to which you are otherwise entitled. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your advisor or American Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds.

In addition to the information in this prospectus, you may obtain more information about share classes, sales charges and sales charge reductions and waivers through a link on the home page of the American Funds website at americanfunds.com, from the statement of additional information or from your financial advisor.

Reducing your Class A initial sales charge Consistent with the policies described in this prospectus, you and your “immediate family” (your spouse — or equivalent, if recognized under local law — and your children under the age of 21) may combine all of your American Funds investments to reduce Class A sales charges. In addition, two or more retirement plans of an employer or an employer’s affiliates may combine all of their American Funds investments to reduce Class A sales charges. Certain investments in the American Funds Target Date Retirement Series,® American Funds Portfolio SeriesSM and American Funds College Target Date Series® may also be combined for this purpose. Please see the applicable series’ prospectus for further information. However, for this purpose, investments representing direct purchases of American Funds Money Market Fund are excluded. Following are different ways that you may qualify for a reduced Class A sales charge:

Aggregating accounts To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or certain other accounts, such as:

· trust accounts established by the above individuals (please see the statement of additional information for details regarding aggregation of trust accounts where the person(s) who established the trust is/are deceased);

· solely controlled business accounts; and

· single-participant retirement plans.

Investments made through employer-sponsored retirement plan accounts will not be aggregated with individual-type accounts.

Concurrent purchases You may combine simultaneous purchases (including, upon your request, purchases for gifts) of any class of shares of two or more American Funds (excluding American Funds Money Market Fund) to qualify for a reduced Class A sales charge.

Rights of accumulation You may take into account your accumulated holdings in all share classes of the American Funds (excluding American Funds Money Market Fund) to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer’s capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (as of the day prior to your additional American Funds investment) or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals. Please see the statement of additional information for further

27     The Bond Fund of America / Prospectus

details. You should retain any records necessary to substantiate the historical amounts you have invested.

If you make a gift of shares, upon your request you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds accounts.

Statement of intention You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all purchases of all share classes of the American Funds (excluding American Funds Money Market Fund) that you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. Your accumulated holdings (as described and calculated under “Rights of accumulation” above) eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction. Employer-sponsored retirement plans may be restricted from establishing statements of intention. See the discussion regarding employer-sponsored retirement plans under “Purchase, exchange and sale of shares” in this prospectus for more information.

Right of reinvestment If you notify American Funds Service Company prior to the time of reinvestment, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds, provided that the reinvestment occurs within 90 days after the date of the redemption, dividend payment or distribution and is made into the same account from which you redeemed the shares or received the dividend payment or distribution. If the account has been closed, you may reinvest without a sales charge if the new receiving account has the same registration as the closed account and the reinvestment is made within 90 days after the date of redemption, dividend payment or distribution.

Proceeds from a Class B share redemption for which a contingent deferred sales charge was paid will be reinvested in Class A shares without any initial sales charge. If you redeem Class B shares without paying a contingent deferred sales charge, you may reinvest the proceeds in Class B shares or purchase Class A shares. If you purchase Class A shares, you are responsible for paying any applicable Class A sales charges. Proceeds from any other type of redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption, dividend payment or distribution was made. Any contingent deferred sales charge on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in American Funds Money Market Fund that are reinvested in other American Funds will be subject to a sales charge.

Proceeds will be reinvested at the next calculated net asset value after your request is received by American Funds Service Company, provided that your request contains all information and legal documentation necessary to process the transaction. For purposes of this “right of reinvestment policy,” automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. You may not reinvest proceeds in the American Funds as described in this paragraph if such proceeds are subject to a purchase block as described under “Frequent trading of fund shares” in this

The Bond Fund of America / Prospectus     28

prospectus. This paragraph does not apply to certain rollover investments as described under “Rollovers from retirement plans to IRAs” in this prospectus.

Contingent deferred sales charge waivers The contingent deferred sales charge on Class A, B and C shares may be waived in the following cases:

· permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

· tax-free returns of excess contributions to IRAs;

· redemptions due to death or postpurchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);

· for 529 share classes only, redemptions due to a beneficiary’s death, postpurchase disability or receipt of a scholarship (to the extent of the scholarship award);

· redemptions due to the complete termination of a trust upon the death of the trustor/grantor or beneficiary, but only if such termination is specifically provided for in the trust document; and

· the following types of transactions, if together they do not exceed 12% of the value of an account annually (see the statement of additional information for further details about waivers regarding these types of transactions):

— redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70½ (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver); and

— if you have established an automatic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).

To have your Class A, B or C contingent deferred sales charge waived, you must inform your advisor or American Funds Service Company at the time you redeem shares that you qualify for such a waiver.

29     The Bond Fund of America / Prospectus

Rollovers from retirement plans to IRAs

Assets from retirement plans may be invested in Class A, C or F shares through an IRA rollover, subject to the other provisions of this prospectus. Class C shares are not available if the assets are being rolled over from investments held in the American Funds Recordkeeper Direct and PlanPremier retirement plan recordkeeping programs.

Rollovers to IRAs from retirement plans that are rolled into Class A shares will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

· rollovers to Capital Bank and Trust CompanySM IRAs if the assets were invested in American Funds at the time of distribution;

· rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

· rollovers to Capital Bank and Trust Company IRAs from investments held in the American Funds Recordkeeper Direct and PlanPremier retirement plan recordkeeping programs.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge, and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. All other rollovers invested in Class A shares, as well as future contributions to the IRA, will be subject to sales charges and to the terms and conditions generally applicable to Class A share investments as described in this prospectus and in the statement of additional information.

Plans of distribution

The fund has plans of distribution, or “12b-1 plans,” for certain share classes under which it may finance activities intended primarily to sell shares, provided that the categories of expenses are approved in advance by the fund’s board of trustees. The plans provide for payments, based on annualized percentages of average daily net assets, of:

Up to:	Share class(es)
0.25%	Class A shares
0.50%	Class 529-A, F-1, 529-F-1 and R-4 shares
0.75%	Class 529-E and R-3 shares
0.85%	Class R-2E shares
1.00%	Class B, 529-B, C, 529-C, R-1 and R-2 shares

For all share classes indicated above, up to .25% may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class, if any, may be used for distribution expenses.

The 12b-1 fees paid by each applicable share class of the fund, as a percentage of average net assets for the previous fiscal year (or, for Class R-2E shares only, based on estimated amounts for the current fiscal year), are indicated in the Annual Fund Operating Expenses table on page 1 of this prospectus. Since these fees are paid out of the fund’s assets on an ongoing basis, over time they may cost you more than paying other types of sales charges or service fees and reduce the return on your investment. The higher fees for Class B and C shares may cost you more over time than paying the initial sales charge for Class A shares.

The Bond Fund of America / Prospectus     30

Other compensation to dealers

American Funds Distributors, at its expense, provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 100 dealers (or their affiliates) that have sold shares of the American Funds. A number of factors will be considered in determining payments, including the qualifying dealer’s sales, assets and positive cash flows, and the quality of the dealer’s relationship with American Funds Distributors. The payment will be determined using a formula applied consistently to dealers based on the relevant facts and circumstances. The level of payments made to a qualifying firm in any given year will vary and (excluding payments for meetings as described below) will represent the sum of (a) up to .10% of the previous year’s American Funds sales by that dealer and (b) up to .02% of American Funds assets attributable to that dealer, with an adjustment made for the dealer’s positive cash flows and the quality of the dealer’s relationship with American Funds Distributors. For calendar year 2014, aggregate payments made by American Funds Distributors to dealers were less than .02% of the average assets of the American Funds. Aggregate payments made by American Funds Distributors to dealers may also change from year to year. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisors about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments.

Firms receiving additional compensation payments must sign a letter acknowledging the purpose of the payment and American Funds Distributors’ goal that the payment will help facilitate education of the firm’s financial advisors about the American Funds to help the advisors make suitable recommendations and better serve their clients who invest in the funds. The letters generally require the firms to (1) have significant assets invested in the American Funds, (2) perform the due diligence necessary to classify the American Funds as “approved” or “preferred” (or an equivalent) on their platform, (3) not provide financial advisors, branch managers or associated persons with any financial incentives to promote the sales of one approved fund group over another approved group, (4) provide individual advice to their clients through financial advisors, (5) provide American Funds Distributors broad access to their financial advisors and product platforms and develop a business plan to achieve such access, and (6) work with the fund’s transfer agent to promote operational efficiencies and to facilitate necessary communication between the American Funds and the firm’s clients who own shares of the American Funds.

American Funds Distributors may also pay expenses associated with meetings and other training and educational opportunities conducted by selling dealers, advisory platform providers and other intermediaries to facilitate educating financial advisors and shareholders about the American Funds. For example, some of these expenses may include, but not be limited to, meeting sponsor fees, meeting location fees, and fees to obtain lists of financial advisors to better tailor training and education opportunities.

If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives to investment dealers in differing amounts, dealer firms and their advisors may have financial incentives for recommending a particular mutual fund over other mutual funds or investments. You should consult with your financial advisor and review carefully any disclosure by your financial advisor’s firm as to compensation received.

31     The Bond Fund of America / Prospectus

Fund expenses

Note that references to Class A, B, C and F-1 shares in this “Fund expenses” section do not include the corresponding Class 529 shares.

In periods of market volatility, assets of the fund may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund Operating Expenses table on page 1 of this prospectus.

For all share classes except Class B shares, “Other expenses” items in the Annual Fund Operating Expenses table in this prospectus include fees for administrative services provided by the fund’s investment adviser and its affiliates. Administrative services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. The fund's investment adviser receives an administrative services fee at the annual rate of .01% of the average daily net assets of the fund attributable to Class A shares and .05% of the average daily net assets of the fund attributable to Class C, F, R and 529 shares for its provision of administrative services.

The “Other expenses” items in the Annual Fund Operating Expenses table also include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses applicable to all share classes.

Retail investors Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund’s investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services varies depending on the share class and services provided, and typically ranges from $3 to $19 per account. For Class 529 shares, an expense of up to a maximum of ..10% paid to a state or states for oversight and administrative services is included as an “Other expenses” item.

Employer-sponsored retirement plan investors The amount paid for subtransfer agent/ recordkeeping services varies depending on the share class selected and the entity receiving the payments. The table below shows the maximum payments to entities providing these services to retirement plans.

	Payments to affiliated entities	Payments to unaffiliated entities
Class A	0.05% of assets or $12 per participant position[1]	0.05% of assets or $12 per participant position[1]
Class R-1	0.10% of assets	0.10% of assets
Class R-2	0.15% of assets plus $27 per participant position[2] or 0.35% of assets[3]	0.25% of assets
Class R-2E	N/A	0.20% of assets
Class R-3	0.10% of assets plus $12 per participant position[2] or 0.19% of assets[3]	0.15% of assets
Class R-4	0.10% of assets	0.10% of assets
Class R-5E	N/A	0.15% of assets
Class R-5	0.05% of assets	0.05% of assets
Class R-6	none	none

1 Payment amount depends on the date services commenced.

2 Payment with respect to Recordkeeper Direct program.

3 Payment with respect to PlanPremier program.

The Bond Fund of America / Prospectus     32

Financial highlights

The Financial Highlights table is intended to help you understand the fund’s results for the past five fiscal years (and for the six months ended June 30, 2015). Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). The information in the Financial Highlights table has been audited by Deloitte & Touche LLP (except for the six months ended June 30, 2015), whose current report, along with the fund’s financial statements, is included in the statement of additional information, which is available upon request. The information for the six-month period presented has been derived from the fund’s unaudited financial statements and includes all adjustments that management considers necessary for a fair presentation of such information for the period presented.

		(Loss) income from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income to average net assets
Class A:
Six months ended 6/30/2015[4,5]	$12.81	$.12	$(.13)	$(.01)	$(.12)	$12.68	(.11)%	$18,660	.60%[6]	1.78%[6]
Year ended 12/31/2014	12.40	.27	.41	.68	(.27)	12.81	5.53	18,691.62		2.11
Year ended 12/31/2013	12.95	.26	(.52)	(.26)	(.29)	12.40	(1.99)	18,895.61		2.10
Year ended 12/31/2012	12.55	.30	.43	.73	(.33)	12.95	5.90	24,142.60		2.33
Year ended 12/31/2011	12.19	.40	.38	.78	(.42)	12.55	6.51	23,654.60		3.23
Year ended 12/31/2010	11.80	.44	.41	.85	(.46)	12.19	7.30	25,627.59		3.61
Class B:
Six months ended 6/30/2015[4,5]	12.81	.07	(.13)	(.06)	(.07)	12.68	(.47)	118	1.34[6]	1.02[6]
Year ended 12/31/2014	12.40	.18	.41	.59	(.18)	12.81	4.75	166	1.36	1.40
Year ended 12/31/2013	12.95	.17	(.52)	(.35)	(.20)	12.40	(2.72)	257	1.36	1.33
Year ended 12/31/2012	12.55	.21	.43	.64	(.24)	12.95	5.10	441	1.35	1.60
Year ended 12/31/2011	12.19	.31	.38	.69	(.33)	12.55	5.70	612	1.36	2.49
Year ended 12/31/2010	11.80	.35	.41	.76	(.37)	12.19	6.50	891	1.35	2.88

33 The Bond Fund of America / Prospectus

		(Loss) income from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income to average net assets
Class C:
Six months ended 6/30/2015[4,5]	$12.81	$.07	$(.13)	$(.06)	$(.07)	$12.68	(.50)%	$1,424	1.39%[6]	.99%[6]
Year ended 12/31/2014	12.40	.17	.41	.58	(.17)	12.81	4.71	1,502	1.41	1.33
Year ended 12/31/2013	12.95	.16	(.52)	(.36)	(.19)	12.40	(2.76)	1,680	1.41	1.29
Year ended 12/31/2012	12.55	.20	.43	.63	(.23)	12.95	5.05	2,400	1.39	1.54
Year ended 12/31/2011	12.19	.30	.38	.68	(.32)	12.55	5.66	2,520	1.40	2.43
Year ended 12/31/2010	11.80	.35	.41	.76	(.37)	12.19	6.45	2,931	1.39	2.81
Class F-1:
Six months ended 6/30/2015[4,5]	12.81	.12	(.13)	(.01)	(.12)	12.68	(.12)	669	.63[6]	1.75[6]
Year ended 12/31/2014	12.40	.27	.41	.68	(.27)	12.81	5.53	653.62		2.15
Year ended 12/31/2013	12.95	.26	(.52)	(.26)	(.29)	12.40	(2.03)	961.64		2.06
Year ended 12/31/2012	12.55	.30	.43	.73	(.33)	12.95	5.88	1,452.61		2.32
Year ended 12/31/2011	12.19	.40	.38	.78	(.42)	12.55	6.48	1,520.63		3.21
Year ended 12/31/2010	11.80	.44	.41	.85	(.46)	12.19	7.27	1,866.62		3.59
Class F-2:
Six months ended 6/30/2015[4,5]	12.81	.13	(.13)	—	(.13)	12.68	.00[7]	1,464	.37[6]	2.02[6]
Year ended 12/31/2014	12.40	.29	.43	.72	(.31)	12.81	5.82	1,303.35		2.27
Year ended 12/31/2013	12.95	.29	(.52)	(.23)	(.32)	12.40	(1.75)	467.37		2.36
Year ended 12/31/2012	12.55	.33	.43	.76	(.36)	12.95	6.16	483.35		2.56
Year ended 12/31/2011	12.19	.43	.38	.81	(.45)	12.55	6.76	319.36		3.48
Year ended 12/31/2010	11.80	.47	.41	.88	(.49)	12.19	7.55	402.36		3.89
Class 529-A:
Six months ended 6/30/2015[4,5]	12.81	.11	(.13)	(.02)	(.11)	12.68	(.15)	934	.69[6]	1.69[6]
Year ended 12/31/2014	12.40	.26	.41	.67	(.26)	12.81	5.44	939.71		2.02
Year ended 12/31/2013	12.95	.25	(.52)	(.27)	(.28)	12.40	(2.08)	947.70		2.01
Year ended 12/31/2012	12.55	.29	.43	.72	(.32)	12.95	5.80	1,101.68		2.24
Year ended 12/31/2011	12.19	.39	.38	.77	(.41)	12.55	6.42	981.68		3.13
Year ended 12/31/2010	11.80	.44	.41	.85	(.46)	12.19	7.24	898.65		3.53
(The Financial Highlights table continues on the following page.)

The Bond Fund of America / Prospectus 34

		(Loss) income from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income to average net assets
Class 529-B:
Six months ended 6/30/2015[4,5]	$12.81	$.06	$(.13)	$(.07)	$(.06)	$12.68	(.53)%	$ 11	1.46%[6]	.90%[6]
Year ended 12/31/2014	12.40	.16	.41	.57	(.16)	12.81	4.62	15	1.49	1.27
Year ended 12/31/2013	12.95	.15	(.52)	(.37)	(.18)	12.40	(2.84)	23	1.49	1.21
Year ended 12/31/2012	12.55	.19	.43	.62	(.22)	12.95	4.96	39	1.48	1.47
Year ended 12/31/2011	12.19	.29	.38	.67	(.31)	12.55	5.58	54	1.47	2.36
Year ended 12/31/2010	11.80	.34	.41	.75	(.36)	12.19	6.39	73	1.45	2.76
Class 529-C:
Six months ended 6/30/2015[4,5]	12.81	.06	(.13)	(.07)	(.06)	12.68	(.53)	361	1.45[6]	.93[6]
Year ended 12/31/2014	12.40	.16	.41	.57	(.16)	12.81	4.64	371	1.47	1.26
Year ended 12/31/2013	12.95	.16	(.52)	(.36)	(.19)	12.40	(2.83)	388	1.48	1.24
Year ended 12/31/2012	12.55	.19	.43	.62	(.22)	12.95	4.97	477	1.46	1.46
Year ended 12/31/2011	12.19	.29	.38	.67	(.31)	12.55	5.59	444	1.46	2.35
Year ended 12/31/2010	11.80	.34	.41	.75	(.36)	12.19	6.40	428	1.44	2.74
Class 529-E:
Six months ended 6/30/2015[4,5]	12.81	.10	(.13)	(.03)	(.10)	12.68	(.26)	50	.91[6]	1.47[6]
Year ended 12/31/2014	12.40	.23	.41	.64	(.23)	12.81	5.21	51.93		1.80
Year ended 12/31/2013	12.95	.22	(.52)	(.30)	(.25)	12.40	(2.30)	52.93		1.79
Year ended 12/31/2012	12.55	.26	.43	.69	(.29)	12.95	5.55	61.93		1.99
Year ended 12/31/2011	12.19	.36	.38	.74	(.38)	12.55	6.14	54.94		2.87
Year ended 12/31/2010	11.80	.40	.41	.81	(.42)	12.19	6.93	49.93		3.24

35 The Bond Fund of America / Prospectus

		(Loss) income from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income to average net assets
Class 529-F-1:
Six months ended 6/30/2015[4,5]	$12.81	$.13	$(.13)	$ —	$(.13)	$12.68	(.04)%	$ 71	.46%[6]	1.92%[6]
Year ended 12/31/2014	12.40	.28	.42	.70	(.29)	12.81	5.68	66.48		2.24
Year ended 12/31/2013	12.95	.28	(.52)	(.24)	(.31)	12.40	(1.86)	62.48		2.24
Year ended 12/31/2012	12.55	.32	.43	.75	(.35)	12.95	6.04	73.46		2.45
Year ended 12/31/2011	12.19	.42	.38	.80	(.44)	12.55	6.65	59.46		3.36
Year ended 12/31/2010	11.80	.46	.41	.87	(.48)	12.19	7.47	54.44		3.74
Class R-1:
Six months ended 6/30/2015[4,5]	12.81	.07	(.13)	(.06)	(.07)	12.68	(.48)	53	1.36[6]	1.02[6]
Year ended 12/31/2014	12.40	.17	.42	.59	(.18)	12.81	4.75	55	1.36	1.37
Year ended 12/31/2013	12.95	.17	(.52)	(.35)	(.20)	12.40	(2.72)	58	1.37	1.34
Year ended 12/31/2012	12.55	.20	.43	.63	(.23)	12.95	5.08	81	1.36	1.57
Year ended 12/31/2011	12.19	.30	.38	.68	(.32)	12.55	5.68	91	1.38	2.45
Year ended 12/31/2010	11.80	.35	.41	.76	(.37)	12.19	6.47	99	1.38	2.82
Class R-2:
Six months ended 6/30/2015[4,5]	12.81	.07	(.13)	(.06)	(.07)	12.68	(.46)	583	1.30[6]	1.07[6]
Year ended 12/31/2014	12.40	.17	.41	.58	(.17)	12.81	4.73	606	1.39	1.34
Year ended 12/31/2013	12.95	.17	(.52)	(.35)	(.20)	12.40	(2.70)	636	1.35	1.37
Year ended 12/31/2012	12.55	.20	.43	.63	(.23)	12.95	5.09	807	1.36	1.57
Year ended 12/31/2011	12.19	.30	.38	.68	(.32)	12.55	5.67	806	1.39	2.43
Year ended 12/31/2010	11.80	.34	.41	.75	(.36)	12.19	6.44	832	1.39	2.79
Class R-2E:
Six months ended 6/30/2015[4,5]	12.81	.09	(.13)	(.04)	(.09)	12.68	(.29)	—[8]	.97[6]	1.41[6]
Period from 8/29/2014 to 12/31/2014[4,9]	12.82	.07	.01	.08	(.09)	12.81	.63[10]	—[8]	.25[2,10]	.52[2,10]
(The Financial Highlights table continues on the following page.)

The Bond Fund of America / Prospectus 36

		(Loss) income from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income to average net assets
Class R-3:
Six months ended 6/30/2015[4,5]	$12.81	$.10	$(.13)	$(.03)	$(.10)	$12.68	(.26)%	$ 704	.90%[6]	1.48%[6]
Year ended 12/31/2014	12.40	.23	.41	.64	(.23)	12.81	5.21	731.93		1.80
Year ended 12/31/2013	12.95	.22	(.52)	(.30)	(.25)	12.40	(2.30)	748.92		1.79
Year ended 12/31/2012	12.55	.26	.43	.69	(.29)	12.95	5.55	955.92		2.00
Year ended 12/31/2011	12.19	.36	.38	.74	(.38)	12.55	6.15	963.94		2.89
Year ended 12/31/2010	11.80	.40	.41	.81	(.42)	12.19	6.94	1,053.93		3.26
Class R-4:
Six months ended 6/30/2015[4,5]	12.81	.12	(.13)	(.01)	(.12)	12.68	(.10)	507	.59[6]	1.80[6]
Year ended 12/31/2014	12.40	.27	.41	.68	(.27)	12.81	5.55	480.61		2.12
Year ended 12/31/2013	12.95	.26	(.52)	(.26)	(.29)	12.40	(1.99)	484.60		2.11
Year ended 12/31/2012	12.55	.30	.43	.73	(.33)	12.95	5.89	602.60		2.33
Year ended 12/31/2011	12.19	.40	.38	.78	(.42)	12.55	6.48	669.62		3.21
Year ended 12/31/2010	11.80	.44	.41	.85	(.46)	12.19	7.27	768.62		3.57
Class R-5:
Six months ended 6/30/2015[4,5]	12.81	.14	(.13)	.01	(.14)	12.68	.04	207	.30[6]	2.08[6]
Year ended 12/31/2014	12.40	.31	.41	.72	(.31)	12.81	5.86	207.31		2.43
Year ended 12/31/2013	12.95	.30	(.52)	(.22)	(.33)	12.40	(1.70)	226.31		2.41
Year ended 12/31/2012	12.55	.34	.43	.77	(.37)	12.95	6.20	311.31		2.63
Year ended 12/31/2011	12.19	.43	.38	.81	(.45)	12.55	6.80	310.32		3.51
Year ended 12/31/2010	11.80	.48	.41	.89	(.50)	12.19	7.59	370.32		3.88

37 The Bond Fund of America / Prospectus

		(Loss) income from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income to average net assets
Class R-6:
Six months ended 6/30/2015[4,5]	$12.81	$.14	$(.13)	$ .01	$(.14)	$12.68	.06%	$2,391	.25%[6]	2.13%[6]
Year ended 12/31/2014	12.40	.31	.42	.73	(.32)	12.81	5.92	2,132.26		2.42
Year ended 12/31/2013	12.95	.31	(.52)	(.21)	(.34)	12.40	(1.65)	1,128.26		2.51
Year ended 12/31/2012	12.55	.35	.43	.78	(.38)	12.95	6.26	559.25		2.61
Year ended 12/31/2011	12.19	.44	.38	.82	(.46)	12.55	6.85	237.27		3.55
Year ended 12/31/2010	11.80	.48	.41	.89	(.50)	12.19	7.64	280.27		3.90

	Six months ended June 30,	Year ended December 31
Portfolio turnover rate for all share classes	2015[2,4,5]	2014	2013	2012	2011	2010
Including mortgage dollar roll transactions	192%	348%	419%	264%	154%	99%
Excluding mortgage dollar roll transactions	59%	136%	Not available

1 Based on average shares outstanding.

2  Not annualized.

3  Total returns exclude any applicable sales charges, including contingent deferred sales charges.

4 Based on operations for the period shown and, accordingly, is not representative of a full year.

5  Unaudited.

6  Annualized.

7  Amount less than .01%.

8  Amount less than $1 million.

9  Class R-2E shares were offered beginning August 29, 2014.

10  Although the fund has a plan of distribution for Class R-2E shares, fees for distribution services are not paid by the fund on accounts for which a broker-dealer (or other financial intermediary) has not been assigned, including amounts invested in the fund by Capital Research and Management Company and/or its affiliates. If fees for distribution services were charged on these assets, fund expenses would be higher and net income and total return would be lower.

The Bond Fund of America / Prospectus 38

For shareholder services	American Funds Service Company (800) 421-4225
For retirement plan services	Call your employer or plan administrator
For 529 plans	American Funds Service Company (800) 421-4225, ext. 529
For 24-hour information	American FundsLine (800) 325-3590 americanfunds.com For Class R share information, visit AmericanFundsRetirement.com
Telephone calls you have with American Funds may be monitored or recorded for quality assurance, verification and recordkeeping purposes. By speaking to American Funds on the telephone, you consent to such monitoring and recording.

Multiple translations  This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail. Liability is not limited as a result of any material misstatement or omission introduced in the translation.

Annual/Semi-annual report to shareholders The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund’s investment strategies, and the independent registered public accounting firm’s report (in the annual report).

Program description The CollegeAmerica® 529 program description contains additional information about the policies and services related to 529 plan accounts.

Statement of additional information (SAI) and codes of ethics The current SAI, as amended from time to time, contains more detailed information about the fund, including the fund’s financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund’s investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and Exchange Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC’s Public Reference Room in Washington, D.C., (202) 551-8090, on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via email request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. The codes of ethics, current SAI and shareholder reports are also available, free of charge, on our website, americanfunds.com.

E-delivery and household mailings Each year you are automatically sent an updated summary prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in e-delivery on our website, americanfunds.com.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics, annual/semi-annual report to shareholders or applicable program description, please call American Funds Service Company at (800) 421-4225 or write to the secretary of the fund at 333 South Hope Street, Los Angeles, California 90071-1406.

Securities Investor Protection Corporation (SIPC) Shareholders may obtain information about SIPC® on its website at sipc.org or by calling (202) 371-8300.

MFGEPRX-008-1115P Litho in USA CGD/UNL/8005	Investment Company File No. 811-02444

THE FUND MAKES AVAILABLE A SPANISH TRANSLATION OF THE ABOVE PROSPECTUS IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE PROSPECTUS ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	STEVEN I. KOSZALKA
STEVEN I. KOSZALKA
SECRETARY

The Bond Fund of America®

Part B
Statement of Additional Information

November 1, 2015

This document is not a prospectus but should be read in conjunction with the current prospectus of The Bond Fund of America (the “fund”) dated November 1, 2015. You may obtain a prospectus from your financial advisor, by calling American Funds Service Company® at (800) 421-4225 or by writing to the fund at the following address:

The Bond Fund of America
Attention: Secretary

333 South Hope Street
Los Angeles, California 90071

Certain privileges and/or services described below may not be available to all shareholders (including shareholders who purchase shares at net asset value through eligible retirement plans) depending on the shareholder’s investment dealer or retirement plan recordkeeper. Please see your financial advisor, investment dealer, plan recordkeeper or employer for more information.

Class A	ABNDX	Class 529-A	CFAAX	Class R-1	RBFAX
Class B	BFABX	Class 529-B	CFABX	Class R-2	RBFBX
Class C	BFACX	Class 529-C	CFACX	Class R-2E	RBEBX
Class F-1	BFAFX	Class 529-E	CFAEX	Class R-3	RBFCX
Class F-2	ABNFX	Class 529-F-1	CFAFX	Class R-4	RBFEX

				Class R-5E	RBFHX

				Class R-5	RBFFX
				Class R-6	RBFGX

Investment portfolio
Financial statements

The Bond Fund of America — Page 1

Certain investment limitations and guidelines

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund’s net assets unless otherwise noted. This summary is not intended to reflect all of the fund’s investment limitations.

· The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).

· The fund will invest at least 60% of its assets in debt securities rated A3 or better or A- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser, including U.S. government securities, money market instruments or cash. The fund currently intends to look to the ratings from Moody’s Investors Service, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund’s investment policies.

· The fund may invest up to 40% of its assets in debt securities rated below A3 and below A- by NRSROs designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser.

· The fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. However, the fund’s current practice is to invest no more than 10% of its assets in debt securities rated Ba1 and BB+ or below by NRSROs designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser.

· While the fund may not make direct purchases of common stocks or warrants or rights to acquire common stocks, the fund may invest in debt securities that are issued together with common stock or other equity interests or in securities that have equity conversion, exchange or purchase rights. The fund may hold up to 5% of its assets in common stock, warrants and rights acquired after sales of the corresponding debt securities or received in exchange for debt securities.

·  In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

* * * * * *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

The Bond Fund of America — Page 2

Description of certain securities, investment techniques and risks

The descriptions below are intended to supplement the material in the prospectus under “Investment objective, strategies and risks.”

Debt instruments — Debt securities, also known as “fixed-income securities,” are used by issuers to borrow money. Bonds, notes, debentures, asset-backed securities (including those backed by mortgages), and loan participations and assignments are common types of debt securities. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. Some debt securities bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall. These fluctuations will generally be greater for longer-term debt securities than for shorter-term debt securities. Prices of these securities can also be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

Lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities, or they may already be in default. Such securities are sometimes referred to as “junk bonds” or high yield bonds. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities. Investment grade bonds in the ratings categories A or Baa/BBB also may be more susceptible to changes in market or economic conditions than bonds rated in the highest rating categories.

Certain additional risk factors relating to debt securities are discussed below:

Sensitivity to interest rate and economic changes — Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or a period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities and derivative instruments. For example, during the financial crisis of 2007-2009, the Federal Reserve implemented a number of economic policies that impacted, and may continue to impact, interest rates and the market. These policies, as well as potential actions by governmental entities both in and outside of the U.S., may expose fixed-income markets to heightened volatility and may reduce liquidity for certain investments, which could cause the value of the fund’s portfolio to decline.

Payment expectations — Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the fund may have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

The Bond Fund of America — Page 3

Liquidity and valuation — There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund’s ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the fund’s portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated. The investment adviser considers these ratings of securities as one of many criteria in making its investment decisions.

Bond rating agencies may assign modifiers (such as +/–) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the Appendix to this statement of additional information for more information about credit ratings.

Inflation linked bonds — The fund may invest in inflation linked bonds issued by governments, their agencies or instrumentalities and corporations.

The principal amount of an inflation linked bond is adjusted in response to changes in the level of an inflation index, such as the Consumer Price Index for Urban Consumers (“CPURNSA”). If the index measuring inflation falls, the principal value or coupon of these securities will be adjusted downward. Consequently, the interest payable on these securities will be reduced. Also, if the principal value of these securities is adjusted according to the rate of inflation, the adjusted principal value repaid at maturity may be less than the original principal. In the case of U.S. Treasury Inflation-Protected Securities (“TIPS”), currently the only inflation linked security that is issued by the U.S Treasury, the principal amounts are adjusted daily based upon changes in the rate of inflation (as currently represented by the non-seasonally adjusted CPURNSA, calculated with a three-month lag). TIPS may pay interest semi-annually, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal amount that has been adjusted for inflation. The current market value of TIPS is not guaranteed and will fluctuate. However, the U.S. government guarantees that, at maturity, principal will be repaid at the higher of the original face value of the security (in the event of deflation) or the inflation adjusted value.

Other non-U.S. sovereign governments also issue inflation linked securities that are tied to their own local consumer price indexes and that offer similar deflationary protection. In certain of these non-U.S. jurisdictions, the repayment of the original bond principal upon the maturity of an inflation linked bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par. Corporations also periodically issue inflation linked securities tied to CPURNSA or similar inflationary indexes. While TIPS and non-U.S. sovereign inflation linked securities are currently the largest part of the inflation linked market, the fund may invest in corporate inflation linked securities.

The value of inflation linked securities is expected to change in response to the changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates

The Bond Fund of America — Page 4

would decline, leading to an increase in value of the inflation linked securities. In contrast, if nominal interest rates were to increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation linked securities. There can be no assurance, however, that the value of inflation linked securities will be directly correlated to the changes in interest rates. If interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the security’s inflation measure.

The interest rate for inflation linked bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements of the consumer price index. For example, typically interest income would rise during a period of inflation and fall during a period of deflation.

The market for inflation linked securities may be less developed or liquid, and more volatile, than certain other securities markets. There is a limited number of inflation linked securities currently available for the fund to purchase, making the market less liquid and more volatile than the U.S. Treasury and agency markets.

Securities with equity and debt characteristics — Certain securities have a combination of equity and debt characteristics. Such securities may at times behave more like equity than debt or vice versa.

Preferred stock — Preferred stock represents an equity interest in an issuer that generally entitles the holder to receive, in preference to common stockholders and the holders of certain other stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the issuer. Preferred stocks may pay fixed or adjustable rates of return, and preferred stock dividends may be cumulative or non-cumulative and participating or non-participating. Cumulative dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer’s common stockholders, while prior unpaid dividends on non-cumulative preferred stock are forfeited. Participating preferred stock may be entitled to a dividend exceeding the issuer’s declared dividend in certain cases, while non-participating preferred stock is entitled only to the stipulated dividend. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. As with debt securities, the prices and yields of preferred stocks often move with changes in interest rates and the issuer’s credit quality. Additionally, a company’s preferred stock typically pays dividends only after the company makes required payments to holders of its bonds and other debt. Accordingly, the price of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the issuing company’s financial condition or prospects. Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Convertible securities — A convertible security is a debt obligation, preferred stock or other security that may be converted, within a specified period of time and at a stated conversion rate, into common stock or other equity securities of the same or a different issuer. The conversion may occur automatically upon the occurrence of a predetermined event or at the option of either the issuer or the security holder. Under certain circumstances, a convertible security may also be called for redemption or conversion by the issuer after a particular date and at predetermined price specified upon issue. If a convertible security held by the fund is called for redemption or conversion, the fund could be required to tender the security for redemption, convert it into the underlying common stock, or sell it to a third party.

The holder of a convertible security is generally entitled to participate in the capital appreciation resulting from a market price increase in the issuer’s common stock and to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar

The Bond Fund of America — Page 5

to non-convertible debt or preferred securities, as applicable. Convertible securities rank senior to common stock in an issuer’s capital structure and, therefore, normally entail less risk than the issuer’s common stock. However, convertible securities may also be subordinate to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities may entail more risk than such senior debt obligations. Convertible securities usually offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. In addition, convertible securities are often lower-rated securities.

Because of the conversion feature, the price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and, accordingly, convertible securities are subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may cushion the security against declines in the price of the underlying asset but may also cause the price of the security to fluctuate based upon changes in interest rates and the credit quality of the issuer. As with a straight fixed-income security, the price of a convertible security tends to increase when interest rates decline and decrease when interest rates rise. Like the price of a common stock, the price of a convertible security also tends to increase as the price of the underlying stock rises and to decrease as the price of the underlying stock declines.

Hybrid securities — A hybrid security is a type of security that also has equity and debt characteristics. Like equities, which have no final maturity, a hybrid security may be perpetual. On the other hand, like debt securities, a hybrid security may be callable at the option of the issuer on a date specified at issue. Additionally, like common equities, which may stop paying dividends at virtually any time without violating any contractual terms or conditions, hybrids typically allow for issuers to withhold payment of interest until a later date or to suspend coupon payments entirely without triggering an event of default. Hybrid securities are normally at the bottom of an issuer’s debt capital structure because holders of an issuer’s hybrid securities are structurally subordinated to the issuer’s senior creditors. In bankruptcy, hybrid security holders should only get paid after all senior creditors of the issuer have been paid but before any disbursements are made to the issuer’s equity holders. Accordingly, hybrid securities may be more sensitive to economic changes than more senior debt securities. Such securities may also be viewed as more equity-like by the market when the issuer or its parent company experiences financial difficulties.

Contingent convertible or contingent capital securities are a form of hybrid security that are intended to either convert into equity or have their principal written down upon the occurrence of certain trigger events. One type of contingent convertible security has characteristics designed to absorb losses, where the liquidation value of the security may be adjusted downward to below the original par value or written off entirely under certain circumstances. For instance, if losses have eroded the issuer’s capital levels below a specified threshold, the liquidation value of the security may be reduced in whole or in part. The write-down of the security’s par value may occur automatically and would not entitle holders to institute bankruptcy proceedings against the issuer. In addition, an automatic write-down could result in a reduced income rate if the dividend or interest payment associated with the security is based on the security’s par value. Such securities may, but are not required to, provide for circumstances under which the liquidation value of the security may be adjusted back up to par, such as an improvement in capitalization or earnings. Another type of contingent convertible security provides for mandatory conversion of the security into common shares of the issuer under certain circumstances. The mandatory conversion might relate, for example, to the issuer’s failure to maintain a capital minimum. Since the common stock of the issuer may not pay a dividend, investors in such instruments could experience reduced yields (or no yields at all) and conversion would deepen the subordination of the investor, effectively worsening the investor’s standing in the case of an issuer’s insolvency. An

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automatic write-down or conversion event with respect to a contingent convertible security will typically be triggered by a reduction in the issuer’s capital level, but may also be triggered by regulatory actions, such as a change in regulatory capital requirements, or by other factors.

Obligations backed by the “full faith and credit” of the U.S. government — U.S. government obligations include the following types of securities:

U.S. Treasury securities — U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of high credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates and in government policies, but, if held to maturity, are expected to be paid in full (either at maturity or thereafter).

Federal agency securities — The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include, but are not limited to, the Federal Financing Bank (“FFB”), the Government National Mortgage Association (“Ginnie Mae”), the Veterans Administration (“VA”), the Federal Housing Administration (“FHA”), the Export-Import Bank (“Exim Bank”), the Overseas Private Investment Corporation (“OPIC”), the Commodity Credit Corporation (“CCC”) and the Small Business Administration (“SBA”).

Other federal agency obligations — Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a congressional charter; some are backed by collateral consisting of “full faith and credit” obligations as described above; some are supported by the issuer’s right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”), the Tennessee Valley Authority and the Federal Farm Credit Bank System.

In 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency (“FHFA”). Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms. As conservator, the FHFA has the authority to repudiate any contract either firm has entered into prior to the FHFA’s appointment as conservator (or receiver should either firm go into default) if the FHFA, in its sole discretion determines that performance of the contract is burdensome and repudiation would promote the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. While the FHFA has indicated that it does not intend to repudiate the guaranty obligations of either entity, doing so could adversely affect holders of their mortgage-backed securities. For example, if a contract were repudiated, the liability for any direct compensatory damages would accrue to the entity’s conservatorship estate and could only be satisfied to the extent the estate had available assets. As a result, if interest payments on Fannie Mae or Freddie Mac mortgage-backed securities held by the fund were reduced because underlying borrowers failed to make payments or such payments were not advanced by a loan servicer, the fund’s only recourse might be against the conservatorship estate, which might not have sufficient assets to offset any shortfalls.

The FHFA, in its capacity as conservator, has the power to transfer or sell any asset or liability of Fannie Mae or Freddie Mac. The FHFA has indicated it has no current intention to do this; however, should it do so a holder of a Fannie Mae or Freddie Mac mortgage-backed security would have to rely on

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another party for satisfaction of the guaranty obligations and would be exposed to the credit risk of that party.

Certain rights provided to holders of mortgage-backed securities issued by Fannie Mae or Freddie Mac under their operative documents may not be enforceable against the FHFA, or enforcement may be delayed during the course of the conservatorship or any future receivership. For example, the operative documents may provide that upon the occurrence of an event of default by Fannie Mae or Freddie Mac, holders of a requisite percentage of the mortgage-backed security may replace the entity as trustee. However, under the Federal Housing Finance Regulatory Reform Act of 2008, holders may not enforce this right if the event of default arises solely because a conservator or receiver has been appointed.

Pass-through securities — The fund may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. These securities include:

Mortgage-backed securities — These securities may be issued by U.S. government agencies and government-sponsored entities, such as Ginnie Mae, Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S. government agencies may be guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies and the underlying mortgages are not subject to the same underwriting requirements. These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies. Borrowers on the underlying mortgages are usually permitted to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments. In addition, delinquencies, losses or defaults by borrowers can adversely affect the prices and volatility of these securities. Such delinquencies and losses can be exacerbated by declining or flattening housing and property values. This, along with other outside pressures, such as bankruptcies and financial difficulties experienced by mortgage loan originators, decreased investor demand for mortgage loans and mortgage-related securities and increased investor demand for yield, can adversely affect the value and liquidity of mortgage-backed securities.

Collateralized mortgage obligations (CMOs) — CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified. CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

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Commercial mortgage-backed securities — These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities and may be more difficult to value.

Asset-backed securities — These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Obligors of the underlying assets also may make prepayments that can change effective maturities of the asset-backed securities. These securities may be less liquid and more difficult to value than other securities.

“IOs” and “POs” are issued in portions or tranches with varying maturities and characteristics. Some tranches may only receive the interest paid on the underlying mortgages (IOs) and others may only receive the principal payments (POs). The values of IOs and POs are extremely sensitive to interest rate fluctuations and prepayment rates, and IOs are also subject to the risk of early repayment of the underlying mortgages that will substantially reduce or eliminate interest payments.

Investing outside the U.S. — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue. These issuers may also be more susceptible to actions of foreign governments such as the imposition of price controls or punitive taxes that could adversely impact revenues. To the extent the fund invests in securities that are denominated in currencies other than the U.S. dollar, these securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholdings taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Additional costs could be incurred in connection with the fund’s investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed

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countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Although there is no universally accepted definition, the investment adviser generally considers an emerging market to be a market that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product (“GDP”) and a low market capitalization to GDP ratio relative to those in the United States and the European Union, and would include markets commonly referred to as “frontier markets.”

Certain risk factors related to emerging markets

Currency fluctuations — Certain emerging markets’ currencies have experienced and in the future may experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of the fund’s emerging markets securities holdings would generally depreciate and vice versa. Further, the fund may lose money due to losses and other expenses incurred in converting various currencies to purchase and sell securities valued in currencies other than the U.S. dollar, as well as from currency restrictions, exchange control regulation and currency devaluations.

Government regulation — Certain developing countries lack uniform accounting, auditing and financial reporting and disclosure standards, have less governmental supervision of financial markets than in the United States, and do not honor legal rights enjoyed in the United States. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies. Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. While the fund will only invest in markets where these restrictions are considered acceptable by the investment adviser, a country could impose new or additional repatriation restrictions after the fund’s investment. If this happened, the fund’s response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the fund’s liquidity needs and other factors. Further, some attractive equity securities may not be available to the fund due to foreign shareholders already holding the maximum amount legally permissible.

While government involvement in the private sector varies in degree among developing countries, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation, or creation of government monopolies to the possible detriment of the fund’s investments.

Fluctuations in inflation rates — Rapid fluctuations in inflation rates may have negative impacts on the economies and securities markets of certain emerging market countries.

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Less developed securities markets — Emerging markets may be less well-developed than other markets. These markets have lower trading volumes than the securities markets of more developed countries and may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries, and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

Settlement risks — Settlement systems in developing countries are generally less well organized than those of developed markets. Supervisory authorities may also be unable to apply standards comparable to those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the fund may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the “counterparty”) through whom the transaction is effected might cause the fund to suffer a loss. The fund will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the fund will be successful in eliminating this risk, particularly as counterparties operating in developing countries frequently lack the standing or financial resources of those in developed countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the fund.

Insufficient market information — The fund may encounter problems assessing investment opportunities in certain emerging markets in light of limitations on available information and different accounting, auditing and financial reporting standards. In such circumstances, the fund’s investment adviser will seek alternative sources of information, and to the extent the investment adviser is not satisfied with the sufficiency of the information obtained with respect to a particular market or security, the fund will not invest in such market or security.

Taxation — Taxation of dividends, interest and capital gains received by the fund varies among developing countries and, in some cases, is comparatively high. In addition, developing countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the fund could become subject in the future to local tax liability that it had not reasonably anticipated in conducting its investment activities or valuing its assets.

Litigation — The fund and its shareholders may encounter substantial difficulties in obtaining and enforcing judgments against individuals residing outside of the U.S. and companies domiciled outside of the U.S.

Fraudulent securities — Securities purchased by the fund may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the fund.

Currency transactions — The fund may enter into currency transactions to provide for the purchase or sale of a currency needed to purchase a security denominated in that currency (often referred to as a spot or cover transaction). The fund may also enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Although forward contracts entered into by the fund will typically involve the purchase or sale of a currency against the U.S. dollar, the fund also may purchase or sell one currency against another currency (other than the U.S. dollar).

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Currency exchange rates generally are determined by forces of supply and demand in the foreign exchange markets and the relative merits of investment in different countries as viewed from an international perspective. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.

Generally, the fund will not attempt to protect against all potential changes in exchange rates and the use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities. If the value of the underlying securities declines or the amount of the fund’s commitment increases because of changes in exchange rates, the fund may need to provide additional cash or securities to satisfy its commitment under the forward contract. The fund is also subject to the risk that it may be delayed or prevented from obtaining payments owed to it under the forward contract as a result of the insolvency or bankruptcy of the counterparty with which it entered into the forward contract or the failure of the counterparty to comply with the terms of the contract.

While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Entering into forward currency transactions may change the fund’s exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as expected by the fund’s investment adviser. For example, if the fund’s investment adviser increases the fund’s exposure to a foreign currency using forward contracts and that foreign currency’s value declines, the fund may incur a loss. The fund will segregate liquid assets that will be marked to market daily to meet its forward contract commitments to the extent required by the U.S. Securities and Exchange Commission.

Forward currency transactions also may affect the character and timing of income, gain, or loss recognized by the fund for U.S. tax purposes. The use of forward currency contracts could result in the application of the mark-to-market provisions of the Internal Revenue Code and may cause an increase (or decrease) in the amount of taxable dividends paid by the fund.

Real estate investment trusts — The fund may invest in debt securities issued by real estate investment trusts (“REITs”), which primarily invest in real estate or real estate-related loans. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans. The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax laws and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

Forward commitment, when issued and delayed delivery transactions — The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

The fund may enter into roll transactions, such as a mortgage dollar roll where the fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date, at a pre-determined price. During the period between the sale and repurchase (the “roll period”), the fund forgoes principal and interest paid on the mortgage-backed securities. The fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”), if any, as well as by the interest earned on the cash proceeds of the

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initial sale. The fund could suffer a loss if the contracting party fails to perform the future transaction and the fund is therefore unable to buy back the mortgage-backed securities it initially sold. The fund also takes the risk that the mortgage-backed securities that it repurchases at a later date will have less favorable market characteristics than the securities originally sold (e.g., greater prepayment risk). These transactions are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

With to be announced (TBA) transactions, the particular securities (i.e., specified mortgage pools) to be delivered or received are not identified at the trade date, but are “to be announced” at a later settlement date. However, securities to be delivered must meet specified criteria, including face value, coupon rate and maturity, and be within industry-accepted “good delivery” standards.

The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund’s aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund’s portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations. After a transaction is entered into, the fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the fund may sell such securities.

Repurchase agreements — The fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan by the fund that is collateralized by the security purchased. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with a custodian collateral equal to at least the repurchase price, including accrued interest. The fund will only enter into repurchase agreements involving securities of the type in which it could otherwise invest. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs and delays in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.

Cash and cash equivalents — The fund may hold cash or invest in cash equivalents. Cash equivalents include, but are not limited to: (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)); (b) short-term bank obligations (for example, certificates of deposit, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes; (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations); (d) securities of the U.S. government, its agencies or instrumentalities that mature, or that may be redeemed, in one year or less; and (e) corporate bonds and notes that mature, or that may be redeemed, in one year or less.

Loan assignments and participations — The fund may invest in loans or other forms of indebtedness that represent interests in amounts owed by corporations or other borrowers (collectively “borrowers”). The investment adviser defines debt securities to include investments in loans, such as loan assignments and participations. Loans may be originated by the borrower in order to address its working capital needs, as a result of a reorganization of the borrower’s assets and liabilities

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(recapitalizations), to merge with or acquire another company (mergers and acquisitions), to take control of another company (leveraged buy-outs), to provide temporary financing (bridge loans), or for other corporate purposes. Most corporate loans are variable or floating rate obligations.

Some loans may be secured in whole or in part by assets or other collateral. In other cases, loans may be unsecured or may become undersecured by declines in the value of assets or other collateral securing such loan. The greater the value of the assets securing the loan the more the lender is protected against loss in the case of nonpayment of principal or interest. Loans made to highly leveraged borrowers may be especially vulnerable to adverse changes in economic or market conditions and may involve a greater risk of default.

Some loans may represent revolving credit facilities or delayed funding loans, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the fund is committed to advance additional funds, the fund will segregate assets determined to be liquid in an amount sufficient to meet such commitments.

Some loans may represent debtor-in-possession financings (commonly known as “DIP financings”). DIP financings are arranged when an entity seeks the protections of the bankruptcy court under Chapter 11 of the U.S. Bankruptcy Code. These financings allow the entity to continue its business operations while reorganizing under Chapter 11. Such financings constitute senior liens on unencumbered collateral (i.e., collateral not subject to other creditors’ claims). There is a risk that the entity will not emerge from Chapter 11 and be forced to liquidate its assets under Chapter 7 of the U.S. Bankruptcy Code. In the event of liquidation, the fund’s only recourse will be against the collateral securing the DIP financing.

The investment adviser generally makes investment decisions based on publicly available information, but may rely on non-public information if necessary. Borrowers may offer to provide lenders with material, non-public information regarding a specific loan or the borrower in general. The investment adviser generally chooses not to receive this information. As a result, the investment adviser may be at a disadvantage compared to other investors that may receive such information. The investment adviser’s decision not to receive material, non-public information may impact the investment adviser’s ability to assess a borrower’s requests for amendments or waivers of provisions in the loan agreement. However, the investment adviser may on a case-by-case basis decide to receive such information when it deems prudent. In these situations the investment adviser may be restricted from trading the loan or buying or selling other debt and equity securities of the borrower while it is in possession of such material, non-public information, even if such loan or other security is declining in value.

The fund normally acquires loan obligations through an assignment from another lender, but also may acquire loan obligations by purchasing participation interests from lenders or other holders of the interests. When the fund purchases assignments, it acquires direct contractual rights against the borrower on the loan. The fund acquires the right to receive principal and interest payments directly from the borrower and to enforce its rights as a lender directly against the borrower. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Loan assignments are often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the purchase of a loan. Risks may also arise due to the inability of the agent to meet its obligations under the loan agreement.

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Loan participations are loans or other direct debt instruments that are interests in amounts owed by the borrower to another party. They may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties. The fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. In addition, the fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation and the fund will have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies. As a result, the fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Loan assignments and participations are generally subject to legal or contractual restrictions on resale and are not currently listed on any securities exchange or automatic quotation system. Risks may arise due to delayed settlements of loan assignments and participations. The investment adviser expects that most loan assignments and participations purchased for the fund will trade on a secondary market. However, although secondary markets for investments in loans are growing among institutional investors, there may be a limited number of investors interested in a specific loan. It is possible that loan participations, in particular, could be sold only to a limited number of institutional investors. If there is no active secondary market for a particular loan, it may be difficult for the investment adviser to sell the fund’s interest in such loan at a price that is acceptable to it and to obtain pricing information on such loan.

Investments in loan participations and assignments present the possibility that the fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by securities laws.

Inverse floating rate notes — The fund may invest in inverse floating rate notes (a type of derivative instrument). These notes have rates that move in the opposite direction of prevailing interest rates. A change in prevailing interest rates will often result in a greater change in these instruments’ interest rates. As a result, these instruments may have a greater degree of volatility than other types of interest-bearing securities.

Restricted or illiquid securities — The fund may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933, as amended (the “1933 Act”), or in a registered public offering. Restricted securities held by the fund are often eligible for resale under Rule 144A, an exemption under the 1933 Act allowing for resales to “Qualified Institutional Buyers.” Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the fund or cause it to incur additional administrative costs.

Some fund holdings (including some restricted securities) may be deemed illiquid if they cannot be sold in the ordinary course of business at approximately the price at which the fund values them. The determination of whether a holding is considered liquid or illiquid is made by the fund’s adviser under procedures adopted by the fund’s board. The fund’s adviser makes this determination based on factors it deems relevant, such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur significant additional costs in disposing of illiquid securities. If the fund holds more than

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its allowable amount of illiquid assets due to appreciation of illiquid securities, the depreciation of liquid securities or changes in market conditions, the fund will seek over time to increase its investments in liquid securities to the extent practicable.

Maturity — There are no restrictions on the maturity composition of the portfolio. The fund invests in debt securities with a wide range of maturities. Under normal market conditions, longer term securities yield more than shorter term securities, but are subject to greater price fluctuations.

Futures — The fund may enter into futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. A futures contract is an agreement to buy or sell a security or other financial instrument (the “reference asset”) for a set price on a future date. Futures contracts are standardized, exchange-traded contracts, and, when a futures contract is bought or sold, the fund will incur brokerage fees and will be required to maintain margin deposits.

Unlike when the fund purchases or sells a security, such as a stock or bond, no price is paid or received by the fund upon the purchase or sale of a futures contract. When the fund enters into a futures contract, the fund is required to deposit with its futures broker, known as a futures commission merchant (FCM), a specified amount of liquid assets in a segregated account in the name of the FCM at the applicable derivatives clearinghouse or exchange. This amount, known as initial margin, is set by the futures exchange on which the contract is traded and may be significantly modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the fund upon termination of the contract, assuming all contractual obligations have been satisfied. Additionally, on a daily basis, the fund pays or receives cash, or variation margin, equal to the daily change in value of the futures contract. Variation margin does not represent a borrowing or loan by the fund but is instead a settlement between the fund and the FCM of the amount one party would owe the other if the futures contract expired. In computing daily net asset value, the fund will mark-to-market its open futures positions. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of the fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the fund. An event of bankruptcy or insolvency at a clearinghouse or exchange holding initial margin could also result in losses for the fund.

When the fund invests in futures contracts and deposits margin with an FCM, the fund becomes subject to so-called “fellow customer” risk – that is, the risk that one or more customers of the FCM will default on their obligations and that the resulting losses will be so great that the FCM will default on its obligations and margin posted by one customer, such as the fund, will be used to cover a loss caused by a different defaulting customer. Applicable rules generally prohibit the use of one customer’s funds to meet the obligations of another customer and limit the ability of an FCM to use margin posed by non-defaulting customers to satisfy losses caused by defaulting customers. As a general matter, an FCM is required to use its own funds to meet a defaulting customer’s obligations. While a customer’s loss would likely need to be substantial before non-defaulting customers would be exposed to loss on account of fellow customer risk, applicable rules nevertheless permit the commingling of margin and do not limit the mutualization of customer losses from investment losses, custodial failures, fraud or other causes. If the loss is so great that, notwithstanding the application of an FCM’s own funds, there is a shortfall in the amount of customer funds required to be held in segregation, the FCM could default and be placed into bankruptcy. Under these circumstances, bankruptcy law provides that non-defaulting customers will share pro rata in any shortfall. A shortfall in customer segregated funds may also make the transfer of the accounts of non-defaulting customers to another FCM more difficult.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the reference asset, in practice, most futures contracts are usually closed out before the delivery date by offsetting purchases or sales of matching futures contracts. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase,

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respectively, for the same aggregate amount of the identical reference asset and the same delivery date with the same FCM. If the offsetting purchase price is less than the original sale price (in each case taking into account transaction costs, including brokerage fees), the fund realizes a gain; if it is more, the fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price (in each case taking into account transaction costs, including brokerage fees), the fund realizes a gain; if it is less, the fund realizes a loss.

The fund is generally required to segregate liquid assets equivalent to the fund’s outstanding obligations under each futures contract. With respect to long positions in futures contracts that are not legally required to cash settle, the fund will segregate or earmark liquid assets in an amount equal to the contract price the fund will be required to pay on settlement less the amount of margin deposited with an FCM. For short positions in futures contracts that are not legally required to cash settle, the fund will segregate or earmark liquid assets in an amount that, when added to the amounts deposited with an FCM as margin, equals the market value of the reference asset underlying the futures contract. With respect to futures contracts that are required to cash settle, however, the fund is permitted to segregate or earmark liquid assets in an amount that, when added to the amounts deposited with an FCM as margin, equals the fund’s daily marked-to-market (net) obligation under the contract (i.e., the daily market value of the contract itself), if any; in other words, the fund may set aside its daily net liability, if any, rather than the notional value of the futures contract. By segregating or earmarking assets equal only to its net obligation under cash-settled futures, the fund may be able to utilize these contracts to a greater extent than if the fund were required to segregate or earmark assets equal to the full contract price or current market value of the futures contract. Such segregation of assets is intended to ensure that the fund has assets available to satisfy its obligations with respect to futures contracts and to limit any potential leveraging of the fund’s portfolio. However, segregation of liquid assets will not limit the fund’s exposure to loss. To maintain a sufficient amount of segregated assets, the fund may also have to sell less liquid portfolio securities at disadvantageous prices, and the earmarking of liquid assets will have the effect of limiting the fund’s ability to otherwise invest those assets in other securities or instruments.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying reference asset. Purchasing futures contracts will, therefore, tend to increase the fund’s exposure to positive and negative price fluctuations in the reference asset, much as if the fund had purchased the reference asset directly. When the fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market for the reference asset. Accordingly, selling futures contracts will tend to offset both positive and negative market price changes, much as if the reference asset had been sold.

There is no assurance that a liquid market will exist for any particular futures contract at any particular time. Futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days, when the price fluctuation limit is reached and a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a futures contract is not liquid because of price fluctuation limits or other market conditions, the fund may be prevented from promptly liquidating unfavorable futures positions and the fund could be required to continue to hold a position until delivery or expiration regardless of changes in its value, potentially subjecting the fund to substantial losses. Additionally, the fund may not be able to take other actions or enter into other transactions to limit or reduce its exposure to the position. Under such circumstances, the fund would remain obligated to meet margin requirements until the position is cleared. As a result, the fund’s access to other assets held to cover its futures positions could also be impaired.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement and margin procedures that are different than those followed by futures exchanges in the United States. Futures contracts traded outside the United States

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may not involve a clearing mechanism or related guarantees and may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to the fund. Margin requirements on foreign futures exchanges may be different than those of futures exchanges in the United States, and, because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuations.

Interest rate swaps — The fund may enter into interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is based on a designated short-term interest rate such as the London Interbank Offered Rate (LIBOR), prime rate or other benchmark. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The fund will generally segregate assets with a daily value at least equal to the excess, if any, of the fund’s accrued obligations under the swap agreement over the accrued amount the fund is entitled to receive under the agreement, less the value of any posted margin or collateral on deposit with respect to the position.

The use of interest rate swaps involves certain risks, including losses if interest rate changes are not correctly anticipated by the fund’s investment adviser. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards; however, if the counterparty’s creditworthiness deteriorates rapidly and the counterparty defaults on its obligations under the swap agreement or declares bankruptcy, the fund may lose any amount it expected to receive from the counterparty. Certain interest rate swap transactions are currently subject to mandatory central clearing or may be eligible for voluntary central clearing. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. Additionally, the term of an interest rate swap can be days, months or years and, as a result, certain swaps may be less liquid than others.

Credit default swap indices — In order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks, the fund may invest in credit default swap indices (“CDXs”). A CDX is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDX transaction, one party — the protection buyer — is obligated to pay the other party — the protection seller — a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

The fund may enter into a CDX transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments

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previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction.

The use of CDX, like all other swap agreements, is subject to certain risks, including the risk that the fund’s counterparty will default on its obligations. If such a default were to occur, any contractual remedies that the fund might have may be subject to applicable bankruptcy laws, which could delay or limit the fund’s recovery. Thus, if the fund’s counterparty to a CDX transaction defaults on its obligation to make payments thereunder, the fund may lose such payments altogether or collect only a portion thereof, which collection could involve substantial costs or delays. Certain CDX transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps.

Additionally, when the fund invests in a CDX as a protection seller, the fund will be indirectly exposed to the creditworthiness of issuers of the underlying reference obligations in the index. If the investment adviser to the fund does not correctly evaluate the creditworthiness of issuers of the underlying instruments on which the CDX is based, the investment could result in losses to the fund.

Pursuant to regulations and published positions of the U.S. Securities and Exchange Commission, the fund’s obligations under a CDX agreement will be accrued daily and, where applicable, offset against any amounts owing to the fund. In connection with CDX transactions in which the fund acts as protection buyer, the fund will segregate liquid assets, or enter into offsetting positions, with a value at least equal to the fund’s exposure (i.e., any accrued but unpaid net amounts owed by the fund to any counterparty), on a marked-to-market basis, less the value of any posted margin. When the fund acts as protection seller, the fund will segregate liquid assets, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap, less the value of any posted margin. Such segregation is intended to ensure that the fund has assets available to satisfy its obligations with respect to CDX transactions and to limit any potential leveraging of the fund’s portfolio. However, segregation of liquid assets will not limit the fund’s exposure to loss. To maintain this required margin, the fund may also have to sell portfolio securities at disadvantageous prices, and the earmarking of liquid assets will have the effect of limiting the fund’s ability to otherwise invest those assets in other securities or instruments.

Cybersecurity risks — With the increased use of technologies such as the Internet to conduct business, the fund has become potentially more susceptible to operational and information security risks through breaches in cybersecurity. In general, a breach in cybersecurity can result from either a deliberate attack or an unintentional event. Cybersecurity breaches may involve, among other things, infection by computer viruses or other malicious software code or unauthorized access to the fund’s digital information systems, networks or devices through “hacking” or other means, in each case for the purpose of misappropriating assets or sensitive information (including, for example, personal shareholder information), corrupting data or causing operational disruption or failures in the physical infrastructure or operating systems that support the fund. Cybersecurity risks also include the risk of losses of service resulting from external attacks that do not require unauthorized access to the fund’s systems, networks or devices. For example, denial-of-service attacks on the investment adviser’s or an affiliate’s website could effectively render the fund’s network services unavailable to fund shareholders and other intended end-users. Any such cybersecurity breaches or losses of service may cause the fund to lose proprietary information, suffer data corruption or lose operational capacity, which, in turn, could cause the fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. While the fund and its investment adviser have established business continuity plans and risk management systems designed to prevent or reduce the impact of cybersecurity attacks, there are inherent limitations in such plans and systems

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due in part to the ever-changing nature of technology and cybersecurity attack tactics, and there is a possibility that certain risks have not been adequately identified or prepared for.

In addition, cybersecurity failures by or breaches of the fund’s third-party service providers (including, but not limited to, the fund’s investment adviser, transfer agent, custodian, administrators and other financial intermediaries) may disrupt the business operations of the service providers and of the fund, potentially resulting in financial losses, the inability of fund shareholders to transact business with the fund and of the fund to process transactions, the inability of the fund to calculate its net asset value, violations of applicable privacy and other laws, rules and regulations, regulatory fines, penalties, reputational damage, reimbursement or other compensatory costs and/or additional compliance costs associated with implementation of any corrective measures. The fund and its shareholders could be negatively impacted as a result of any such cybersecurity breaches, and there can be no assurance that the fund will not suffer losses relating to cybersecurity attacks or other informational security breaches affecting the fund’s third-party service providers in the future, particularly as the fund cannot control any cybersecurity plans or systems implemented by such service providers.

Cybersecurity risks may also impact issuers of securities in which the fund invests, which may cause the fund’s investments in such issuers to lose value.

* * * * * *

Portfolio turnover — Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund’s objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions. It may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored.

Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.

The fund’s portfolio turnover rates for the fiscal years ended December 31, 2014 and 2013 were 348% and 419%, respectively. The fund’s portfolio turnover rate excluding mortgage dollar roll transactions for the fiscal year ended December 31, 2014 was 136%. See “Forward commitment, when issued and delayed delivery transactions” above for more information on mortgage dollar rolls. The portfolio turnover rate would equal 100% if each security in a fund’s portfolio were replaced once per year. Decrease in turnover was due to decreased trading activity during the period. See “Financial highlights” in the prospectus for the fund’s annual portfolio turnover rate for each of the last five fiscal years.

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Fund policies

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on the fund’s net assets unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund. In managing the fund, the fund’s investment adviser may apply more restrictive policies than those listed below.

Fundamental policies — The fund has adopted the following policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is currently defined in the Investment Company Act of 1940, as amended (the “1940 Act”), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

1. Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the U.S. Securities and Exchange Commission (“SEC”), SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, the fund may not:

a. Borrow money;

b. Issue senior securities;

c. Underwrite the securities of other issuers;

d. Purchase or sell real estate or commodities;

e. Make loans; or

f. Purchase the securities of any issuer if, as a result of such purchase, the fund’s investments would be concentrated in any particular industry.

2. The fund may not invest in companies for the purpose of exercising control or management.

Nonfundamental policies — The following policy may be changed without shareholder approval:

The fund may not acquire securities of open-end investment companies or unit investment trusts registered under the 1940 Act in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

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Additional information about the fund’s policies — The information below is not part of the fund’s fundamental or nonfundamental policies. This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the fund. Information is also provided regarding the fund’s current intention with respect to certain investment practices permitted by the 1940 Act.

For purposes of fundamental policy 1a, the fund may borrow money in amounts of up to 33-1/3% of its total assets from banks for any purpose. Additionally, the fund may borrow up to 5% of its total assets from banks or other lenders for temporary purposes (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed).

For purposes of fundamental policy 1b, a senior security does not include any promissory note or evidence of indebtedness if such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the fund at the time the loan is made (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). Further, to the extent the fund covers its commitments under certain types of agreements and transactions, including mortgage-dollar-roll transactions, sale-buybacks, when-issued, delayed-delivery, or forward commitment transactions, and other similar trading practices, by segregating or earmarking liquid assets equal in value to the amount of the fund’s commitment, such agreement or transaction will not be considered a senior security by the fund.

For purposes of fundamental policy 1c, the policy will not apply to the fund to the extent the fund may be deemed an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of fund portfolio securities in the ordinary course of pursuing its investment objectives and strategies.

For purposes of fundamental policy 1e, the fund may not lend more than 33-1/3% of its total assets, provided that this limitation shall not apply to the fund’s purchase of debt obligations.

For purposes of fundamental policy 1f, the fund may not invest more than 25% of its total assets in the securities of issuers in a particular industry. This policy does not apply to investments in securities of the U.S. Government, its agencies or Government Sponsored Enterprises or repurchase agreements with respect thereto.

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Management of the fund

Board of trustees and officers

Independent trustees1

The fund’s nominating and governance committee and board select independent trustees with a view toward constituting a board that, as a body, possesses the qualifications, skills, attributes and experience to appropriately oversee the actions of the fund’s service providers, decide upon matters of general policy and represent the long-term interests of fund shareholders. In doing so, they consider the qualifications, skills, attributes and experience of the current board members, with a view toward maintaining a board that is diverse in viewpoint, experience, education and skills.

The fund seeks independent trustees who have high ethical standards and the highest levels of integrity and commitment, who have inquiring and independent minds, mature judgment, good communication skills, and other complementary personal qualifications and skills that enable them to function effectively in the context of the fund’s board and committee structure and who have the ability and willingness to dedicate sufficient time to effectively fulfill their duties and responsibilities.

Each independent trustee has a significant record of accomplishments in governance, business, not-for-profit organizations, government service, academia, law, accounting or other professions. Although no single list could identify all experience upon which the fund’s independent trustees draw in connection with their service, the following table summarizes key experience for each independent trustee. These references to the qualifications, attributes and skills of the trustees are pursuant to the disclosure requirements of the SEC, and shall not be deemed to impose any greater responsibility or liability on any trustee or the board as a whole. Notwithstanding the accomplishments listed below, none of the independent trustees is considered an “expert” within the meaning of the federal securities laws with respect to information in the fund’s registration statement.

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Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
William H. Baribault, 1945 Trustee (2010)	CEO and President, Richard Nixon Foundation; Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	79	None	· Service as chief executive officer for multiple companies · Corporate board experience · Service on advisory and trustee boards for charitable, educational and nonprofit organizations
James G. Ellis, 1947 Trustee (2006)	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	79	Mercury General Corporation Former director of Quiksilver, Inc. (until 2014)	· Service as chief executive officer for multiple companies · Corporate board experience · Service on advisory and trustee boards for charitable, municipal and nonprofit organizations · M.B.A.
Leonard R. Fuller, 1946 Trustee (1994)	Private investor; former President and CEO, Fuller Consulting (financial management consulting firm)	79	None	· Former partner, public accounting firm · Financial management consulting · Service on advisory and trustee boards for municipal, educational and nonprofit organizations · M.B.A.

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Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
Mary Davis Holt, 1950 Trustee (2015)	Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993–2003)	76	None

·  Service as chief operations officer, global media company

·  Senior corporate management experience

·  Corporate board experience

·  Service on advisory and trustee boards for educational, business and non-profit organizations

·  M.B.A.

R. Clark Hooper, 1946 Chairman of the Board (Independent and Non-Executive) (2005)	Private investor	81	The Swiss Helvetia Fund, Inc. Former director of JPMorgan Value Opportunities Fund, Inc. (until 2014)	· Senior regulatory and management experience, National Association of Securities Dealers (now FINRA) · Service on trustee boards for charitable, educational and nonprofit organizations
Merit E. Janow, 1958 Trustee (2010)	Dean and Professor, Columbia University, School of International and Public Affairs	78	MasterCard Incorporated; The NASDAQ Stock Market LLC; Trimble Navigation Limited

·  Service with Office of the U.S. Trade Representative and U.S. Department of Justice

·  Corporate board experience

·  Service on advisory and trustee boards for charitable, educational and nonprofit organizations

·  Experience as corporate lawyer

·  J.D.

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Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
Laurel B. Mitchell, Ph.D., 1955 Trustee (2009)	Distinguished Professor of Accounting, University of Redlands; former Director, Accounting Program, University of Redlands	75	None

·  Professor at multiple universities

·  Service in the Office of Chief Accountant and Enforcement Division of the U.S. Securities and Exchange Commission

·  Experience in corporate management and public accounting

·  Service on advisory and trustee boards for charitable, educational and nonprofit organizations

·  Ph.D., accounting

·  Formerly licensed as C.P.A.

Frank M. Sanchez, 1943 Trustee (1999)	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	75	None	· Senior academic leadership position · Corporate board experience · Service on advisory and trustee boards for charitable and nonprofit organizations · Ph.D., education administration and finance
Margaret Spellings, 1957 Trustee (2010)	President, George W. Bush Foundation; former President and CEO, Margaret Spellings & Company (public policy and strategic consulting); former President, U.S. Chamber Foundation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce	79	ClubCorp Holdings, Inc. Former director of Apollo Education Group, Inc. (until 2013)

·  Former U.S. Secretary of Education, U.S. Department of Education

·  Former Assistant to the President for Domestic Policy, The White House

·  Former senior advisor to the Governor of Texas

·  Service on advisory and trustee boards for charitable and nonprofit organizations

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Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
Steadman Upham, Ph.D., 1949 Trustee (2007)	President and University Professor, The University of Tulsa	78	None	· Senior academic leadership positions for multiple universities · Service on advisory and trustee boards for educational and nonprofit organizations · Ph.D., anthropology

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Interested trustee(s)4,5

Interested trustees have similar qualifications, skills and attributes as the independent trustees. Interested trustees are senior executive officers and/or directors of Capital Research and Management Company or its affiliates. Such management roles with the fund’s service providers also permit the interested trustees to make a significant contribution to the fund’s board.

Name, year of birth and position with fund (year first elected as a trustee/officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years
John H. Smet, 1956 Vice Chairman of the Board and President (1994)	Partner – Capital Fixed Income Investors, Capital Research and Management Company; Director, Capital Research and Management Company	21	None

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Other officers5

Name, year of birth and position with fund (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund
Andrew F. Barth, 1961 Senior Vice President (2011)	Partner – Capital Fixed Income Investors, Capital Research and Management Company; Director, Capital Group International, Inc.*; Chairman of the Board, Capital Guardian Trust Company*; Partner – Capital Fixed Income Investors, Capital Guardian Trust Company*
Robert H. Neithart, 1965 Senior Vice President (2011)	Partner – Capital Fixed Income Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.*; Chairman of the Board, Capital Strategy Research, Inc.*
Kristine M. Nishiyama, 1970 Senior Vice President (2003)	Senior Vice President and Senior Counsel – Fund Business Management Group, Capital Research and Management Company; Senior Vice President and General Counsel, Capital Bank and Trust Company*
Steven I. Koszalka, 1964 Secretary (2010)	Vice President – Fund Business Management Group, Capital Research and Management Company
Brian C. Janssen, 1972 Treasurer (2011)	Vice President — Investment Operations, Capital Research and Management Company
Jane Y. Chung, 1974 Assistant Secretary (2014)	Associate – Fund Business Management Group, Capital Research and Management Company
Dori Laskin, 1951 Assistant Treasurer (2010)	Vice President – Investment Operations, Capital Research and Management Company
Gregory F. Niland, 1971 Assistant Treasurer (2015)	Vice President - Investment Operations, Capital Research and Management Company

* Company affiliated with Capital Research and Management Company.

1 The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the 1940 Act.

2 Trustees and officers of the fund serve until their resignation, removal or retirement.

3 This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a director/trustee of a public company or a registered investment company. Unless otherwise noted, all directorships/trusteeships are current.

4 The term interested trustee refers to a trustee who is an “interested person” of the fund within the meaning of the 1940 Act, on the basis of his or her affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).

5 All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

The address for all trustees and officers of the fund is 333 South Hope Street, 55th Floor, Los Angeles, California 90071, Attention: Secretary.

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Fund shares owned by trustees as of December 31, 2014:

Name	Dollar range[1] of fund shares owned	Aggregate dollar range[1] of shares owned in all funds in the American Funds family overseen by trustee	Dollar range[1,2] of independent trustees deferred compensation[3] allocated to fund	Aggregate dollar range[1,2] of independent trustees deferred compensation[3] allocated to all funds within American Funds family overseen by trustee
Independent trustees
William H. Baribault	$10,001 – $50,000	Over $100,000	N/A	$10,001 – $50,000
James G. Ellis	$10,001 – $50,000	Over $100,000	N/A	N/A
Leonard R. Fuller	$10,001 – $50,000	Over $100,000	$10,001 – $50,000	Over $100,000
Mary Davis Holt[4]	N/A	$10,001 – $50,000	N/A	N/A
R. Clark Hooper	$10,001 – $50,000	Over $100,000	N/A	Over $100,000
Merit E. Janow	None	Over $100,000	N/A	N/A
Laurel B. Mitchell	$10,001 – $50,000	Over $100,000	$1 – $10,000	$50,001 – $100,000
Frank M. Sanchez	$1 – $10,000	$10,001 – $50,000	N/A	N/A
Margaret Spellings	$10,001 – $50,000	Over $100,000	N/A	Over $100,000
Steadman Upham	$50,001 – $100,000	Over $100,000	N/A	Over $100,000

Name	Dollar range[1] of fund shares owned	Aggregate dollar range[1] of shares owned in all funds in the American Funds family overseen by trustee
Interested trustees
John H. Smet	Over $100,000	Over $100,000

1 Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; and Over $100,000. The amounts listed for interested trustees include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.

2 N/A indicates that the listed individual, as of December 31, 2014, was not a trustee of a particular fund, did not allocate deferred compensation to the fund or did not participate in the deferred compensation plan.

3 Eligible trustees may defer their compensation under a nonqualified deferred compensation plan. Amounts deferred by the trustee accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustee.

4  Ms. Holt was elected to the board effective June 11, 2015.

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Trustee compensation — No compensation is paid by the fund to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates. Except for the independent trustees listed in the “Board of trustees and officers — Independent trustees” table under the “Management of the fund” section in this statement of additional information, all other officers and trustees of the fund are directors, officers or employees of the investment adviser or its affiliates. The boards of funds advised by the investment adviser typically meet either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a “board cluster”). The fund typically pays each independent trustee an annual fee, which ranges from $6,993 to $13,986, based primarily on the total number of board clusters on which that independent trustee serves.

In addition, the fund generally pays independent trustees attendance and other fees for meetings of the board and its committees. Board and committee chairs receive additional fees for their services.

Independent trustees also receive attendance fees for certain special joint meetings and information sessions with directors and trustees of other groupings of funds advised by the investment adviser. The fund and the other funds served by each independent trustee each pay an equal portion of these attendance fees.

No pension or retirement benefits are accrued as part of fund expenses. Independent trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the independent trustees.

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Trustee compensation earned during the fiscal year ended December 31, 2014:

Name	Aggregate compensation (including voluntarily deferred compensation1) from the fund	Total compensation (including voluntarily deferred compensation1) from all funds managed by Capital Research and Management Company or its affiliates
William H. Baribault	$21,797	$355,312
James G. Ellis	21,591	342,057
Leonard R. Fuller[2]	20,561	340,087
Mary Davis Holt[3]	N/A	119,833
R. Clark Hooper	23,513	411,468
Merit E. Janow	15,884	267,087
Laurel B. Mitchell[2]	27,121	265,556
Frank M. Sanchez	26,062	256,556
Margaret Spellings[2]	18,238	335,681
Steadman Upham[2]	19,385	274,004

1 Amounts may be deferred by eligible trustees under a nonqualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustees. Compensation shown in this table for the fiscal year ended December 31, 2014 does not include earnings on amounts deferred in previous fiscal years. See footnote 2 to this table for more information.

2 Since the deferred compensation plan’s adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the end of the 2014 fiscal year for participating trustees is as follows: Leonard R. Fuller ($133,669), Laurel B. Mitchell ($10,299), Margaret Spellings ($18,241) and Steadman Upham ($252,749). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the trustees.

3  Ms. Holt was elected to the board effective June 11, 2015.

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Fund organization and the board of trustees — The fund, an open-end, diversified management investment company, was organized as a Maryland corporation on December 3, 1973, and reorganized as a Delaware statutory trust on March 1, 2011. All fund operations are supervised by the fund’s board of trustees which meets periodically and performs duties required by applicable state and federal laws.

Delaware law charges trustees with the duty of managing the business affairs of the trust. Trustees are considered to be fiduciaries of the trust and owe duties of care and loyalty to the trust and its shareholders.

Independent board members are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.

The fund has several different classes of shares. Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the board of trustees and set forth in the fund’s rule 18f-3 Plan. Each class’ shareholders have exclusive voting rights with respect to the respective class’ rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note that 529 college savings plan account owners invested in Class 529 shares are not shareholders of the fund and, accordingly, do not have the rights of a shareholder, such as the right to vote proxies relating to fund shares. As the legal owner of the fund’s Class 529 shares, Virginia College Savings PlanSM (Virginia529SM) will vote any proxies relating to the fund’s Class 529 shares. In addition, the trustees have the authority to establish new series and classes of shares, and to split or combine outstanding shares into a greater or lesser number, without shareholder approval.

The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned.

The fund’s declaration of trust and by-laws, as well as separate indemnification agreements with independent trustees, provide in effect that, subject to certain conditions, the fund will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the fund. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

Removal of trustees by shareholders — At any meeting of shareholders, duly called and at which a quorum is present, shareholders may, by the affirmative vote of the holders of two-thirds of the votes entitled to be cast, remove any trustee from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed trustees. In addition, the trustees of the fund will promptly call a meeting of shareholders for the purpose of voting upon the removal of any trustees when requested in writing to do so by the record holders of at least 10% of the outstanding shares.

Leadership structure — The board’s chair is currently an independent trustee who is not an “interested person” of the fund within the meaning of the 1940 Act. The board has determined that an independent chair facilitates oversight and enhances the effectiveness of the board. The independent chair’s duties include, without limitation, generally presiding at meetings of the board, approving

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board meeting schedules and agendas, leading meetings of the independent trustees in executive session, facilitating communication with committee chairs, and serving as the principal independent trustee contact for fund management and counsel to the independent trustees and the fund.

Risk oversight — Day-to-day management of the fund, including risk management, is the responsibility of the fund’s contractual service providers, including the fund’s investment adviser, principal underwriter/distributor and transfer agent. Each of these entities is responsible for specific portions of the fund’s operations, including the processes and associated risks relating to the fund’s investments, integrity of cash movements, financial reporting, operations and compliance. The board of trustees oversees the service providers’ discharge of their responsibilities, including the processes they use to manage relevant risks. In that regard, the board receives reports regarding the operations of the fund’s service providers, including risks. For example, the board receives reports from investment professionals regarding risks related to the fund’s investments and trading. The board also receives compliance reports from the fund’s and the investment adviser’s chief compliance officers addressing certain areas of risk.

Committees of the fund’s board, which are comprised of independent board members, none of whom is an “interested person” of the fund within the meaning of the 1940 Act, as well as joint committees of independent board members of funds managed by Capital Research and Management Company, also explore risk management procedures in particular areas and then report back to the full board. For example, the fund’s audit committee oversees the processes and certain attendant risks relating to financial reporting, valuation of fund assets, and related controls. Similarly, a joint review and advisory committee oversees certain risk controls relating to the fund’s transfer agency services.

Not all risks that may affect the fund can be identified or processes and controls developed to eliminate or mitigate their effect. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the fund’s objectives. As a result of the foregoing and other factors, the ability of the fund’s service providers to eliminate or mitigate risks is subject to limitations.

Committees of the board of trustees — The fund has an audit committee comprised of William H. Baribault, James G. Ellis, Leonard R. Fuller, Laurel B. Mitchell, Frank M. Sanchez and Steadman Upham. The committee provides oversight regarding the fund’s accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund’s principal service providers. The committee acts as a liaison between the fund’s independent registered public accounting firm and the full board of trustees. The audit committee held five meetings during the 2014 fiscal year.

The fund has a contracts committee comprised of all of its independent board members. The committee’s principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its investment adviser or the investment adviser’s affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, Administrative Services Agreement and Plans of Distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full board of trustees on these matters. The contracts committee held one meeting during the 2014 fiscal year.

The fund has a nominating and governance committee comprised of William H. Baribault, James G. Ellis, Leonard R. Fuller, R. Clark Hooper, Merit E. Janow, Laurel B. Mitchell, Frank M. Sanchez and Margaret Spellings. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the

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board. Such suggestions must be sent in writing to the nominating and governance committee of the fund, addressed to the fund’s secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. The nominating and governance committee held two meetings during the 2014 fiscal year.

The independent board members of the fund have oversight responsibility for the fund and certain other funds managed by the investment adviser. As part of their oversight responsibility for these funds, each independent board member sits on one of three fund review committees comprised solely of independent board members. The three committees are divided by portfolio type. Each committee functions independently and is not a decision making body. The purpose of the committees is to assist the board of each fund in the oversight of the investment management services provided by the investment adviser. In addition to regularly monitoring and reviewing investment results, investment activities and strategies used to manage the fund’s assets, the committees also receive reports from the investment adviser’s Principal Investment Officers for the funds, portfolio managers and other investment personnel concerning efforts to achieve the fund’s investment objectives. Each committee reports to the full board of the fund.

Proxy voting procedures and principles — The fund’s investment adviser, in consultation with the fund’s board, has adopted Proxy Voting Procedures and Principles (the “Principles”) with respect to voting proxies of securities held by the fund, other American Funds and American Funds Insurance Series. The complete text of these principles is available on the American Funds website at americanfunds.com. Proxies are voted by a committee of the appropriate equity investment division of the investment adviser under authority delegated by the funds’ boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.

The Principles, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds’ understanding of the company’s business, its management and its relationship with shareholders over time.

The investment adviser seeks to vote all U.S. proxies; however, in certain circumstances it may be impracticable or impossible to do so. Proxies for companies outside the U.S. also are voted, provided there is sufficient time and information available. After a proxy statement is received, the investment adviser prepares a summary of the proposals contained in the proxy statement. A notation of any potential conflicts of interest also is included in the summary (see below for a description of Capital Research and Management Company’s special review procedures).

For proxies of securities managed by a particular investment division of the investment adviser, the initial voting recommendation is made by one or more of the division’s investment analysts familiar with the company and industry. A second recommendation is made by a proxy coordinator (an investment analyst or other individual with experience in corporate governance and proxy voting matters) within the appropriate investment division, based on knowledge of these Principles and familiarity with proxy-related issues. The proxy summary and voting recommendations are made available to the appropriate proxy voting committee for a final voting decision.

In addition to its proprietary proxy voting, governance and executive compensation research, Capital Research and Management Company may utilize research provided by Institutional Shareholder Services, Glass-Lewis & Co. or other third party advisory firms on a case-by-case basis. It does not, as a policy, follow the voting recommendations provided by these firms. It periodically assesses the

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information provided by the advisory firms and reports to the Joint Proxy Committee of the American Funds (“JPC”), as appropriate.

The JPC is composed of independent board members from each board. The JPC’s role is to facilitate appropriate oversight of the proxy voting process and provide valuable input on corporate governance and related matters. Members of the JPC also may be called upon to resolve voting conflicts involving funds co-managed by the investment adviser’s equity investment divisions and vote proxies when necessary as a result of regulatory requirements (see below for more information).

From time to time the investment adviser may vote proxies issued by, or on proposals sponsored or publicly supported by (a) a client with substantial assets managed by the investment adviser or its affiliates, (b) an entity with a significant business relationship with the American Funds organization, or (c) a company with a director of an American Fund on its board (each referred to as an “Interested Party”). Other persons or entities may also be deemed an Interested Party if facts or circumstances appear to give rise to a potential conflict. The investment adviser analyzes these proxies and proposals on their merits and does not consider these relationships when casting its vote.

The investment adviser has developed procedures to identify and address instances where a vote could appear to be influenced by such a relationship. Under the procedures, prior to a final vote being cast by the investment adviser, the relevant proxy committees’ voting results for proxies issued by Interested Parties are reviewed by a Special Review Committee (“SRC”) of the investment division voting the proxy if the vote was in favor of the Interested Party.

If a potential conflict is identified according to the procedure above, the SRC will be provided with a summary of any relevant communications with the Interested Party, the rationale for the voting decision, information on the organization’s relationship with the party and any other pertinent information. The SRC will evaluate the information and determine whether the decision was in the best interest of fund shareholders. It will then accept or override the voting decision or determine alternative action. The SRC includes senior investment professionals and legal and compliance professionals.

In cases where a fund is co-managed and a portfolio company is held by more than one of the investment adviser’s equity investment divisions, voting ties are resolved by one of the following methods. First, for those funds that have delegated tie-breaking authority to the investment adviser, the outcome will be determined by the equity investment division or divisions with the larger position in the portfolio company as of the record date for the shareholder meeting. For the remaining funds, members of the JPC representing those funds will determine the outcome based on a review of the same information provided to the relevant investment analysts, proxy coordinators and proxy committee members.

Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at (800) 421-4225, (b) on the American Funds website and (c) on the SEC’s website at sec.gov.

The following summary sets forth the general positions of the American Funds, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Principles is available upon request, free of charge, by calling American Funds Service Company or visiting the American Funds website.

Director matters — The election of a company’s slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders or if, in the opinion of the investment adviser, such nominee

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has not fulfilled his or her fiduciary duty. Separation of the chairman and CEO positions also may be supported.

Governance provisions — Typically, proposals to declassify a board (elect all directors annually) are supported based on the belief that this increases the directors’ sense of accountability to shareholders. Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes than affirmative votes to tender his or her resignation, generally are supported.

Shareholder rights — Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.) Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder’s right to call a special meeting typically are not supported.

Compensation and benefit plans — Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

Routine matters — The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items generally are voted in favor of management’s recommendations unless circumstances indicate otherwise.

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Principal fund shareholders — The following table identifies those investors who own of record, or are known by the fund to own beneficially, 5% or more of any class of its shares as of the opening of business on October 1, 2015. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

Name and address	Ownership	Ownership percentage
Edward D. Jones & Co. Omnibus Account Saint Louis, MO	Record	Class A Class B Class C Class 529-A Class 529-B	31.31% 25.04 7.18 10.23 7.19
Pershing, LLC Custody Account Jersey City, NJ	Record	Class A Class B Class C Class F-1 Class F-2 Class R-1	7.64 6.56 8.11 16.59 19.03 5.17
First Clearing, LLC Custody Account Saint Louis, MO	Record	Class A Class C Class F-1 Class F-2	5.45 7.35 7.11 42.19
Merrill Lynch Omnibus Account Jacksonville, FL	Record	Class B Class C Class F-1	5.64 7.95 6.29
National Financial Services, LLC Omnibus Account Jersey City, NJ	Record	Class B Class F-1	5.28 11.15
Morgan Stanley & Co., Inc. Omnibus Account Jersey City, NJ	Record	Class C Class F-2	5.71 10.07
Raymond James Omnibus Account St. Petersburg, FL	Record	Class C Class F-1	5.13 6.39
LPL Financial Omnibus Account San Diego, CA	Record	Class F-1	5.71
Charles Schwab & Co., Inc. Account #1 Custody Account San Francisco, CA	Record	Class F-1	5.27
Charles Schwab & Co., Inc. Account #2 Custody Account San Francisco, CA	Record	Class F-1	5.11
UBS WM USA Omnibus Account Jersey City, NJ	Record	Class F-2	7.80
Hartford Life Insurance Co. Separate Account 401K Plan Hartford, CT	Record Beneficial	Class R-1	17.81
Reliance Trust Co. Omnibus Account Atlanta, GA	Record	Class R-1	6.05
Capital Research and Management Company Corporate Account Los Angeles, CA	Record	Class R-2E	84.93
Individual Investor Denver, CO	Beneficial	Class R-2E	15.07

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Name and address	Ownership	Ownership percentage
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class R-4	9.13
Trader Joe’s Company Retirement Plan Englewood, CO	Record Beneficial	Class R-4	6.38
MAC & Co. Profit Sharing Plan #1 Pittsburgh, PA	Record Beneficial	Class R-5	21.15
MAC & Co. Profit Sharing Plan #2 Pittsburgh, PA	Record Beneficial	Class R-5	11.33
VRSCO FBO Retirement Plan Houston, TX	Record Beneficial	Class R-5	6.77
American Funds Balanced Portfolio Irvine, CA	Record	Class R-6	30.11
American Funds 2020 Target Date Retirement Fund Los Angeles, CA	Record	Class R-6	12.58
American Funds 2015 Target Date Retirement Fund Los Angeles, CA	Record	Class R-6	8.90
American Funds College 2021 Fund Irvine, CA	Record	Class R-6	6.92
American Funds Preservation Portfolio Irvine, CA	Record	Class R-6	6.88
American Funds College 2024 Fund Irvine, CA	Record	Class R-6	6.27
American Funds 2010 Target Date Retirement Fund Los Angeles, CA	Record	Class R-6	5.38

As of October 1, 2015, the officers and trustees of the fund, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.

Unless otherwise noted, references in this statement of additional information to Class F shares, Class R shares or Class 529 shares refer to both F share classes, all R share classes or all 529 share classes, respectively.

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Investment adviser — Capital Research and Management Company, the fund’s investment adviser, founded in 1931, maintains research facilities in the United States and abroad (Beijing, Geneva, Hong Kong, London, Los Angeles, Mumbai, New York, San Francisco, Singapore, Tokyo and Washington, D.C.). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions independently of one another. Portfolio managers in Capital International Investors rely on a research team that also provides investment services to institutional clients and other accounts advised by affiliates of Capital Research and Management Company. The investment adviser, which is deemed under the Commodity Exchange Act (the “CEA”) to be the operator of the fund, has claimed an exclusion from the definition of the term commodity pool operator under the CEA with respect to the fund and, therefore, is not subject to registration or regulation as such under the CEA with respect to the fund.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional’s management of the fund and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

Compensation of investment professionals — As described in the prospectus, the investment adviser uses a system of multiple portfolio managers in managing fund assets. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio within their research coverage.

Portfolio managers and investment analysts are paid competitive salaries by Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total investment returns to relevant benchmarks over the most recent year, a four-year rolling average and an eight-year rolling average with greater weight placed on the four-year and eight-year rolling averages. For portfolio managers, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company makes periodic subjective assessments of analysts’ contributions to the investment process and this is an element of their overall compensation. The investment results of each of the fund’s portfolio managers may be measured against one or more benchmarks, depending on his or her investment focus, such as: Barclays U.S. Aggregate Index, Barclays U.S. Corporate High Yield 2% Issuer Capped Index, Lipper High Current Yield Bond Funds Average, Lipper Emerging Markets Debt Funds Average, JP Morgan Emerging Markets Bond Index Global, Barclays U.S. Credit Index, Barclays Aggregate Index Ex Credit, Lipper General U.S. Government Funds Average and Lipper Core Bond Funds Average. From time to time, Capital Research and Management Company may adjust or customize these benchmarks to better reflect the universe of comparably managed funds of competitive investment management firms.

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Portfolio manager fund holdings and other managed accounts — As described below, portfolio managers may personally own shares of the fund. In addition, portfolio managers may manage portions of other mutual funds or accounts advised by Capital Research and Management Company or its affiliates.

The following table reflects information as of December 31, 2014:

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[3]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[4]
John H. Smet	Over $1,000,000	6	$231.2	None		None
Andrew F. Barth	$100,001 – $500,000	3	$79.8	1	$0.69	3	$1.86
Robert H. Neithart	Over $1,000,000	8	$48.3	6	$2.58	11[5]	$5.01
David A. Daigle	$100,001 – $500,000	7	$151.3	2	$1.51	2	$0.39
David A. Hoag	Over $1,000,000	4	$107.3	None		None
Thomas H. Høgh	$100,001 – $500,000	3	$25.4	1	$0.20	1	$0.10
Fergus N. MacDonald	$100,001 – $500,000[6]	5	$21.8	None		None
Wesley K.-S. Phoa	$100,001 – $500,000	5	$124.8	2	$0.25	3	$2.29

1 Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; $100,001 – $500,000; $500,001 – $1,000,000; and Over $1,000,000. The amounts listed include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.

2 Indicates RIC(s) for which the portfolio manager also has significant day to day management responsibilities. Assets noted are the total net assets of the RIC(s) and are not the total assets managed by the individual, which is a substantially lower amount. No RIC or account has an advisory fee that is based on the performance of the RIC or account.

3 Represents funds advised or sub-advised by Capital Research and Management Company or its affiliates and sold outside the United States and/or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital Group International, Inc., an affiliate of Capital Research and Management Company. Assets noted are the total net assets of the funds or accounts and are not the total assets managed by the individual, which is a substantially lower amount. No fund or account has an advisory fee that is based on the performance of the fund or account.

4 Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio managers and their families are not reflected.

5 The advisory fee of two of these accounts (representing $1.19 billion in total assets) is based partially on their investment results.

6  Fergus N. MacDonald was named as a portfolio manager of the fund on October 1, 2015.

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Investment Advisory and Service Agreement — The Investment Advisory and Service Agreement (the “Agreement”) between the fund and the investment adviser will continue in effect until April 30, 2016, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (b) the vote of a majority of trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days’ written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act). In addition, the Agreement provides that the investment adviser may delegate all, or a portion of, its investment management responsibilities to one or more subsidiary advisers approved by the fund’s board, pursuant to an agreement between the investment adviser and such subsidiary. Any such subsidiary adviser will be paid solely by the investment adviser out of its fees.

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the fund’s executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the fund’s offices. The fund pays all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to its shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund’s plans of distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to independent trustees; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.

The management fee is based upon the net assets of the fund and monthly gross investment income. Gross investment income is determined in accordance with generally accepted accounting principles and does not include gains or losses from sales of capital assets.

The Bond Fund of America — Page 42

The management fee is based on the following annualized rates and average daily net asset levels:

Rate	Net asset level
	In excess of	Up to
0.30%	$ 0	$ 60,000,000
0.21	60,000,000	1,000,000,000
0.18	1,000,000,000	3,000,000,000
0.16	3,000,000,000	6,000,000,000
0.15	6,000,000,000	10,000,000,000
0.14	10,000,000,000	16,000,000,000
0.13	16,000,000,000	20,000,000,000
0.12	20,000,000,000	28,000,000,000
0.115	28,000,000,000	36,000,000,000
0.11	36,000,000,000

The Agreement also provides for fees based on monthly gross investment income at the following annualized rates:

Rate	Monthly gross investment income
	In excess of	Up to
2.25%	$ 0	$ 8,333,333
2.00	8,333,333	41,666,667
1.75	41,666,667

For the fiscal years ended December 31, 2014, 2013 and 2012, the investment adviser received from the fund management fees of $53,390,000, $58,753,000 and $65,013,000, respectively.

The Bond Fund of America — Page 43

Administrative services — The investment adviser and its affiliates provide certain administrative services for shareholders of the fund’s Class A, C, F, R and 529 shares. Services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders.

These services are provided pursuant to an Administrative Services Agreement (the “Administrative Agreement”) between the fund and the investment adviser relating to the fund’s Class A, C, F, R and 529 shares. The Administrative Agreement will continue in effect until April 30, 2016, unless sooner renewed or terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of the members of the fund’s board who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The fund may terminate the Administrative Agreement at any time by vote of a majority of independent board members. The investment adviser has the right to terminate the Administrative Agreement upon 60 days’ written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

Under the Administrative Agreement, the investment adviser receives an administrative services fee at the annual rate of .01% of the average daily net assets of the fund attributable to Class A shares and .05% of the average daily net assets of the fund attributable to Class C, F, R and 529 shares for administrative services. Administrative services fees are paid monthly and accrued daily.

During the 2014 fiscal year, administrative services fees were:

Administrative services fee
Class A	$1,869,000
Class C	785,000
Class F-1	418,000
Class F-2	385,000
Class 529-A	473,000
Class 529-B	9,000
Class 529-C	190,000
Class 529-E	26,000
Class 529-F-1	32,000
Class R-1	29,000
Class R-2	310,000
Class R-2E	—*
Class R-3	369,000
Class R-4	241,000
Class R-5	108,000
Class R-6	810,000

*Amount less than $1,000.

The Bond Fund of America — Page 44

Principal Underwriter and plans of distribution — American Funds Distributors, Inc. (the “Principal Underwriter”) is the principal underwriter of the fund’s shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 6455 Irvine Center Drive, Irvine, CA 92618; 3500 Wiseman Boulevard, San Antonio, TX 78251; and 12811 North Meridian Street, Carmel, IN 46032.

The Principal Underwriter receives revenues relating to sales of the fund’s shares, as follows:

· For Class A and 529-A shares, the Principal Underwriter receives commission revenue consisting of the balance of the Class A and 529-A sales charge remaining after the allowances by the Principal Underwriter to investment dealers.

· For Class B and 529-B shares sold prior to April 21, 2009, the Principal Underwriter sold its rights to the .75% distribution-related portion of the 12b-1 fees paid by the fund, as well as any contingent deferred sales charges, to a third party. The Principal Underwriter compensated investment dealers for sales of Class B and 529-B shares out of the proceeds of this sale and kept any amounts remaining after this compensation was paid.

· For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase.

In addition, the fund reimburses the Principal Underwriter for advancing immediate service fees to qualified dealers and advisors upon the sale of Class C and 529-C shares. The fund also reimburses the Principal Underwriter for service fees (and, in the case of Class 529-E shares, commissions) paid on a quarterly basis to intermediaries, such as qualified dealers or financial advisors, in connection with investments in Class F-1, 529-F-1, 529-E, R-1, R-2, R-2E, R-3 and R-4 shares.

The Bond Fund of America — Page 45

Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

	Fiscal year	Commissions, revenue or fees retained	Allowance or compensation to dealers
Class A	2014	$6,357,000	$24,306,000
	2013	6,157,000	23,682,000
	2012	8,254,000	31,923,000
Class C	2014	—	1,564,000
	2013	445,000	1,581,000
	2012	—	2,561,000
Class 529-A	2014	297,000	1,115,000
	2013	375,000	1,411,000
	2012	566,000	2,152,000
Class 529-C	2014	9,000	295,000
	2013	—	35,000
	2012	10,000	562,000

Plans of distribution — The fund has adopted plans of distribution (the “Plans”) pursuant to rule 12b-1 under the 1940 Act. The Plans permit the fund to expend amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund’s board of trustees has approved the category of expenses for which payment is being made.

Each Plan is specific to a particular share class of the fund. As the fund has not adopted a Plan for Class F-2, R-5E, R-5 or R-6, no 12b-1 fees are paid from Class F-2, R-5E, R-5 or R-6 share assets and the following disclosure is not applicable to these share classes.

Payments under the Plans may be made for service-related and/or distribution-related expenses. Service-related expenses include paying service fees to qualified dealers. Distribution-related expenses include commissions paid to qualified dealers. The amounts actually paid under the Plans for the past fiscal year, expressed as a percentage of the fund’s average daily net assets attributable to the applicable share class, are disclosed in the prospectus under “Fees and expenses of the fund.” Further information regarding the amounts available under each Plan is in the “Plans of Distribution” section of the prospectus.

The Bond Fund of America — Page 46

Following is a brief description of the Plans:

Class A and 529-A — For Class A and 529-A shares, up to .25% of the fund’s average daily net assets attributable to such shares is reimbursed to the Principal Underwriter for paying service-related expenses, and the balance available under the applicable Plan may be paid to the Principal Underwriter for distribution-related expenses. The fund may annually expend up to .25% for Class A shares and up to .50% for Class 529-A shares under the applicable Plan.

Distribution-related expenses for Class A and 529-A shares include dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge. Commissions on these “no load” purchases (which are described in further detail under the “Sales Charges” section of this statement of additional information) in excess of the Class A and 529-A Plan limitations and not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for 15 months, provided that the reimbursement of such commissions does not cause the fund to exceed the annual expense limit. After 15 months, these commissions are not recoverable.

Class B and 529-B — The Plans for Class B and 529-B shares provide for payments to the Principal Underwriter of up to .25% of the fund’s average daily net assets attributable to such shares for paying service-related expenses and .75% for distribution-related expenses, which include the financing of commissions paid to qualified dealers.

Other share classes (Class C, F-1, 529-C, 529-E, 529-F-1, R-1, R-2, R-2E, R-3 and R-4) — The Plans for each of the other share classes that have adopted Plans provide for payments to the Principal Underwriter for paying service-related and distribution-related expenses of up to the following amounts of the fund’s average daily net assets attributable to such shares:

Share class	Service related payments[1]	Distribution related payments[1]	Total allowable under the Plans[2]
Class C	0.25%	0.75%	1.00%
Class F-1	0.25	—	0.50
Class 529-C	0.25	0.75	1.00
Class 529-E	0.25	0.25	0.75
Class 529-F-1	0.25	—	0.50
Class R-1	0.25	0.75	1.00
Class R-2	0.25	0.50	1.00
Class R-2E	0.25	0.35	0.85
Class R-3	0.25	0.25	0.75
Class R-4	0.25	—	0.50

1 Amounts in these columns represent the amounts approved by the board of trustees under the applicable Plan.

2 The fund may annually expend the amounts set forth in this column under the current Plans with the approval of the board of trustees.

The Bond Fund of America — Page 47

During the 2014 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:

	12b-1 expenses	12b-1 unpaid liability outstanding
Class A	$46,090,000	$3,899,000
Class B	2,065,000	151,000
Class C	15,642,000	1,379,000
Class F-1	2,084,000	188,000
Class 529-A	2,175,000	184,000
Class 529-B	188,000	15,000
Class 529-C	3,755,000	416,000
Class 529-E	254,000	26,000
Class 529-F-1	—	—
Class R-1	571,000	50,000
Class R-2	4,602,000	480,000
Class R-2E	—*	—*
Class R-3	3,673,000	355,000
Class R-4	1,194,000	117,000

*Amount less than $1,000.

The Bond Fund of America — Page 48

Approval of the Plans — As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full board of trustees and separately by a majority of the independent trustees of the fund who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. In addition, the selection and nomination of independent trustees of the fund are committed to the discretion of the independent trustees during the existence of the Plans.

Potential benefits of the Plans to the fund include quality shareholder services, savings to the fund in transfer agency costs, and benefits to the investment process from growth or stability of assets. The Plans may not be amended to materially increase the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly by the board of trustees and the Plans must be renewed annually by the board of trustees.

A portion of the fund’s 12b-1 expense is paid to financial advisors to compensate them for providing ongoing services. If you have questions regarding your investment in the fund or need assistance with your account, please contact your financial advisor. If you need a financial advisor, please call American Funds Distributors at (800) 421-4120 for assistance.

Fee to Virginia529 — With respect to Class 529 shares, as compensation for its oversight and administration, Virginia529 receives a quarterly fee accrued daily and calculated at the annual rate of .10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds, .07% on net assets between $30 billion and $50 billion, .06% on net assets between $50 billion and $70 billion and .05% on net assets over $70 billion. The fee for any given calendar quarter is accrued and calculated on the basis of average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter.

The Bond Fund of America — Page 49

Other compensation to dealers — As of July 2015, the top dealers (or their affiliates) that American Funds Distributors anticipates will receive additional compensation (as described in the prospectus) include:

AIG Advisor Group

FSC Securities Corporation

Royal Alliance Associates, Inc.

SagePoint Financial, Inc.

Woodbury Financial Services, Inc.

AEGON/Transamerica/Diversified

 Diversified Capital Corporation

 Diversified Resources, LLC

 Diversified Securities, Incorporated

 Merrill Lynch Life Insurance Company Of New York

 Transam Securities, Inc.

 Transamerica Advisors Life Insurance Company

 Transamerica Financial Advisors, Inc.

 Transamerica Financial Life Insurance Company

 Transamerica Investors Securities Corporation

 TransAmerica Life Insurance Co.

 Transamerica Premier Life Insurance Company

 Western Reserve Life Insurance Co.

American Portfolios Financial Services, Inc.

AXA Advisors

AXA Advisors, LLC

Cadaret, Grant & Co., Inc.

Cambridge

Cambridge Investment Research, Inc.

Cetera Financial Group

 Cetera Advisor Networks LLC

Cetera Advisors LLC

Cetera Financial Specialists LLC

Cetera Investment Services LLC

CIMAS, LLC

First Allied Securities Inc
Investors Capital Corp.

J.P. Turner & Company, L.L.C.

Legend Equities Corporation

Summit Brokerage Services, Inc.

Commonwealth

Commonwealth Financial Network

D.A. Davidson & Co.

 Crowell, Weedon & Co.

D.A. Davidson & Co.

Edward Jones Organization

 Edward Jones Health Savings Account

Edward Jones

Hefren-Tillotson

 Hefren-Tillotson, Inc.

The Bond Fund of America — Page 50

HTK / Janney Montgomery Group

Hornor, Townsend & Kent, Inc.

Janney Montgomery Scott LLC

J.J.B. Hilliard Lyons

Hilliard Lyons Trust Company LLC

J. J. B. Hilliard, W. L. Lyons, LLC

J.P. Morgan Chase Banc One

 J.P. Morgan Institutional Investments, Inc.

J.P. Morgan Securities LLC

JP Morgan Chase Bank, N.A.

Ladenburg Thalmann Group

 Investacorp, Inc.

KMS Financial Services, Inc.

Ladenburg, Thalmann & Co., Inc.

Triad Advisors, Inc.

Securities America, Inc.

Securities Service Network Inc.

Lincoln Network

 Lincoln Capital Corp (RI)

 Lincoln Financial Advisors Corp

Lincoln Financial Distributors, Inc.

Lincoln Financial Securities Corporation

Lincoln Investment Advisors Corporation

Lincoln Management

Lincoln-Legacy

LPL Group

 LPL Financial LLC

Mass Mutual / MML

 MassMutual Trust Company FSB

 Massmutual Trust Company, FSB (The)

 MML Distributors LLC

 MML Investors Services, LLC

Merrill Lynch Banc of America

 Bank Of America

 Merrill Lynch, Pierce, Fenner & Smith Incorporated

Metlife Enterprises

 MetLife Advisers, LLC

Metlife Securities Inc.

New England Securities

Morgan Stanley Smith Barney

Morgan Stanley Smith Barney LLC

NFP Securities

 NFP Advisor Services LLC

NFP Securities Inc

NMIS

Northwestern Mutual Investment Services, LLC

NPH / Jackson National

Invest Financial Corporation

Investment Centers of America, Inc.

National Planning Corporation

SII Investments, Inc.

Park Avenue Securities LLC

The Bond Fund of America — Page 51

PFS

PFS Investments Inc.

Puplava Securities, Inc.

PNC Network

 PNC Bank, National Association

 PNC Investments LLC

Raymond James Group

Morgan Keegan & Company, Inc.

Raymond James & Associates, Inc.

Raymond James Financial Services Inc.

RBC Capital Markets Corporation

Robert W. Baird & Co, Incorporated

Securian / H. Beck / CRI

 CRI Securities, LLC

H. Beck, Inc.

Minnesota Life Insurance Company

Securian Financial Services, Inc.

Stifel, Nicolaus & Company, Incorporated

UBS

UBS Financial Services Inc.

UBS Securities, LLC

Voya Financial

 ING Financial Advisers, LLC

 Voya Financial Advisors Inc

Voya Financial Partners LLC

Voya Retirement Advisors LLC

Wells Fargo Network

First Clearing LLC

Wells Fargo

Wells Fargo Advisors Financial Network, LLC

Wells Fargo Advisors Investment Services Group

Wells Fargo Advisors Latin American Channel

Wells Fargo Advisors Private Client Group

Wells Fargo Bank, N.A.

Wells Fargo Securities, LLC

The Bond Fund of America — Page 52

Execution of portfolio transactions

The investment adviser places orders with broker-dealers for the fund’s portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation. Equity securities may also be purchased from underwriters at prices that include underwriting fees. Purchases and sales of fixed-income securities are generally made with an issuer or a primary market maker acting as principal with no stated brokerage commission. The price paid to an underwriter for fixed-income securities includes underwriting fees. Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain “best execution” (the most favorable total price reasonably attainable under the circumstances) for the fund’s portfolio transactions, taking into account a variety of factors. These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality, likely speed and reliability of execution and settlement, the broker-dealer’s or execution venue’s ability to offer liquidity and anonymity and the potential for minimizing market impact. The investment adviser considers these factors, which involve qualitative judgments, when selecting broker-dealers and execution venues for fund portfolio transactions. The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms. The investment adviser and its affiliates negotiate commission rates with broker-dealers based on what they believe is necessary to obtain best execution. They seek, on an ongoing basis, to determine what the reasonable levels of commission rates are in the marketplace in respect of both execution and research — taking various considerations into account, including the extent to which a broker-dealer has put its own capital at risk, historical commission rates, commission rates that other institutional investors are paying, and the provision of brokerage and research products and services. The fund does not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations. Brokerage commissions are only a small part of total execution costs and other factors, such as market impact and speed of execution, contribute significantly to overall transaction costs.

The investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it, either directly or through a commission sharing arrangement, but only when in the investment adviser’s judgment the broker-dealer is capable of providing best execution for that transaction. The receipt of these services permits the investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as scheduling meetings with corporate executives and seminars and conferences related to relevant subject matters. The investment adviser considers these services to be supplemental to its own internal research efforts and therefore the receipt of investment research from broker-dealers does not tend to reduce the expenses involved in the investment adviser’s research efforts. If broker-dealers were to discontinue providing such services, it is unlikely the investment adviser would attempt to replicate them on its own, in part because they would then no longer provide an independent, supplemental viewpoint. Nonetheless, if it were to attempt to do so, the investment adviser would incur substantial additional costs. Research services that the investment adviser receives from broker-dealers may be used by the investment adviser in servicing the fund and other funds and accounts that it advises; however, not all such services will necessarily benefit the fund.

The Bond Fund of America — Page 53

The investment adviser may pay commissions in excess of what other broker-dealers might have charged for certain portfolio transactions in recognition of brokerage and/or investment research services. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the U.S. Securities Exchange Act of 1934. Section 28(e) permits the investment adviser and its affiliates to cause an account to pay a higher commission to a broker-dealer to compensate the broker-dealer or another service provider for certain brokerage and/or investment research services provided to the investment adviser and its affiliates, if the investment adviser and each affiliate makes a good faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser and its affiliates in terms of that particular transaction or the investment adviser’s overall responsibility to the fund and other accounts that it advises. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the investment adviser and its affiliates assess the reasonableness of commissions in light of the total brokerage and investment research services provided to the investment adviser and its affiliates. Further, investment research services may be used by all investment associates of the investment adviser and its affiliates, regardless of whether they advise accounts with trading activity that generates eligible commissions.

In accordance with their internal brokerage allocation procedure, the investment adviser and its affiliates periodically assess the brokerage and investment research services provided by each broker-dealer and each other service provider from which they receive such services. As part of its ongoing relationships, the investment adviser and its affiliates routinely meet with firms to discuss the level and quality of the brokerage and research services provided, as well as the value and cost of such services. In valuing the brokerage and investment research services the investment adviser and its affiliates receive from broker-dealers and other research providers in connection with its good faith determination of reasonableness, the investment adviser and its affiliates take various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser and its affiliates. Based on this information and applying their judgment, the investment adviser and its affiliates set an annual research budget.

Research analysts and portfolio managers periodically participate in a research poll to determine the usefulness and value of the research provided by individual broker-dealers and research providers. Based on the results of this research poll, the investment adviser and its affiliates may, through commission sharing arrangements with certain broker-dealers, direct a portion of commissions paid to a broker-dealer to be used to compensate the broker-dealer for proprietary research or to be paid to a third-party research provider for research it has provided.

When executing portfolio transactions in the same equity security for the funds and accounts, or portions of funds and accounts, over which the investment adviser, through its equity investment divisions, has investment discretion, each investment division within the adviser and its affiliates normally aggregates its respective purchases or sales and executes them as part of the same transaction or series of transactions. When executing portfolio transactions in the same fixed-income security for the fund and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser normally aggregates such purchases or sales and executes them as part of the same transaction or series of transactions. The objective of aggregating purchases and sales of a security is to allocate executions in an equitable manner among the funds and other accounts that have concurrently authorized a transaction in such security.

The investment adviser currently owns an interest in IEX Group and Luminex Trading and Analytics. The investment adviser may place orders on these or other exchanges or alternative trading systems in which it, or one of its affiliates, has an ownership interest, provided such ownership interest is less than five percent of the total ownership interests in the entity. The investment adviser is subject to the same best execution obligations when trading on any such exchange or alternative trading system.

The Bond Fund of America — Page 54

Purchase and sale transactions may be effected directly among and between certain funds or accounts advised by the investment adviser or its affiliates, including the fund. The investment adviser maintains cross-trade policies and procedures and places a cross-trade only when such a trade is in the best interest of all participating clients and is not prohibited by the participating funds’ or accounts’ investment management agreement or applicable law.

The investment adviser may place orders for the fund’s portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser or its affiliated companies; however, it does not consider whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund’s portfolio transactions.

Forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers. The cost to the fund of engaging in such contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because such contracts are entered into on a principal basis, their prices usually include undisclosed compensation to the market maker reflecting the spread between the bid and ask prices for the contracts. The fund may incur additional fees in connection with the purchase or sale of certain contracts.

Brokerage commissions paid on portfolio transactions for the fiscal years ended December 31, 2014, 2013 and 2012 amounted to $0, $0 and $5, respectively.

The fund is required to disclose information regarding investments in the securities of its “regular” broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund’s portfolio transactions during the fund’s most recently completed fiscal year; (b) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund’s most recently completed fiscal year; or (c) one of the 10 broker-dealers that sold the largest amount of securities of the fund during the fund’s most recently completed fiscal year.

At the end of the fund’s most recently completed fiscal year, the fund’s regular broker-dealers included Citigroup Inc., Credit Suisse Group AG, Goldman Sachs Group, Inc., Morgan Stanley & Co. LLC and UBS AG. At the end of the fund’s most recently completed fiscal year, the fund held debt securities of Citigroup Global Markets Inc. in the amount of $66,119,000, Credit Suisse Group AG in the amount of $23,180,000, Goldman Sachs Group, Inc. in the amount of $178,195,000, Morgan Stanley & Co. LLC in the amount of $137,685,000 and UBS AG in the amount of $8,574,000.

The Bond Fund of America — Page 55

Disclosure of portfolio holdings

The fund’s investment adviser, on behalf of the fund, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the fund’s board of trustees, and compliance will be periodically assessed by the board in connection with reporting from the fund’s Chief Compliance Officer.

Under these policies and procedures, the fund’s complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website no earlier than the 10th day after such calendar quarter. In practice, the publicly disclosed portfolio is typically posted on the American Funds website within 30 days after the end of the calendar quarter. The publicly disclosed portfolio may exclude certain securities when deemed to be in the best interest of the fund as permitted by applicable regulations. In addition, the fund’s list of top 10 equity portfolio holdings measured by percentage of net assets, dated as of the end of each calendar month, is permitted to be posted on the American Funds website no earlier than the 10th day after such month. Such portfolio holdings information may be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the American Funds website.

The fund’s custodian, outside counsel, auditor, financial printers, proxy voting service providers, pricing information vendors, consultants or agents operating under a contract with the investment adviser or its affiliates, co-litigants (such as in connection with a bankruptcy proceeding related to a fund holding) and certain other third parties described below, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive fund portfolio holdings information earlier. See the “General information” section in this statement of additional information for further information about the fund’s custodian, outside counsel and auditor.

The fund’s portfolio holdings, dated as of the end of each calendar month, are made available to up to 20 key broker-dealer relationships with research departments to help them evaluate the fund for eligibility on approved lists or in model portfolios. These firms include certain of those listed under the “Other compensation to dealers” section of this statement of additional information and certain broker-dealer firms that offer trading platforms for registered investment advisers. Monthly holdings may be provided to these intermediaries no earlier than the 10th day after the end of the calendar month. In practice, monthly holdings are provided within 30 days after the end of the calendar month. Holdings may also be disclosed more frequently to certain statistical and data collection agencies including Morningstar, Lipper, Inc., Value Line, Vickers Stock Research, Bloomberg, Overlap and Thomson Financial Research.

Affiliated persons of the fund, including officers of the fund and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to pre-clear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the “Code of ethics” section in this statement of additional information and the Code of Ethics. Third-party service providers of the fund and other entities, as described in this statement of additional information, receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the fund, such persons will be bound by agreements (including confidentiality agreements) or fiduciary or other obligations that restrict and limit their use of the information to legitimate business uses only. None of the fund, its investment adviser or any of their affiliates receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

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Subject to board policies, the authority to disclose a fund’s portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the fund’s investment adviser. In exercising their authority, the committees determine whether disclosure of information about the fund’s portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser’s code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the American Funds website (other than to certain fund service providers and other third parties for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

The fund’s investment adviser and its affiliates provide investment advice to clients other than the fund that have investment objectives that may be substantially similar to those of the fund. These clients also may have portfolios consisting of holdings substantially similar to those of the fund and generally have access to current portfolio holdings information for their accounts. These clients do not owe the fund’s investment adviser or the fund a duty of confidentiality with respect to disclosure of their portfolio holdings.

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Price of shares

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received by the fund or the Transfer Agent provided that your request contains all information and legal documentation necessary to process the transaction. The Transfer Agent may accept written orders for the sale of fund shares on a future date. These orders are subject to the Transfer Agent’s policies, which generally allow shareholders to provide a written request to sell shares at the net asset value on a specified date no more than five business days after receipt of the order by the Transfer Agent. Any request to sell shares on a future date will be rejected if the request is not in writing, if the requested transaction date is more than five business days after the Transfer Agent receives the request or if the request does not contain all information and legal documentation necessary to process the transaction.

The offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer should be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.

Orders received by the investment dealer or authorized designee, the Transfer Agent or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.

Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day’s closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the New York Stock Exchange is open. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the fund’s share price would still be determined as of 4 p.m. New York time. In such example, portfolio securities traded on the New York Stock Exchange would be valued at their closing prices unless the investment adviser determines that a fair value adjustment is appropriate due to subsequent events. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year’s Day; Martin Luther King, Jr. Day; Presidents’ Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).

All portfolio securities of funds managed by Capital Research and Management Company (other than American Funds Money Market Fund®) are valued, and the net asset values per share for each share class are determined, as indicated below. The fund follows standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

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Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. The pricing vendors base prices on, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value calculations, specific deal information and other reference data. The fund’s investment adviser performs certain checks on vendor prices prior to calculation of the fund’s net asset value. When the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Assets or liabilities initially expressed in terms of currencies other than U.S. dollars are translated prior to the next determination of the net asset value of the fund’s shares into U.S. dollars at the prevailing market rates.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are valued at fair value as determined in good faith under fair value guidelines adopted by authority of the fund’s board. Subject to board oversight, the fund’s board has delegated the obligation to make fair valuation determinations to a valuation committee established by the fund’s investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to consider certain relevant principles and factors when making all fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the fund might reasonably expect to receive upon their current sale. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred. The valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions.

Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net

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assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities attributable to particular share classes, such as liabilities for repurchase of fund shares, are deducted from total assets attributable to such share classes.

Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that class.

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Taxes and distributions

Disclaimer: Some of the following information may not apply to certain shareholders, including those holding fund shares in a tax-favored account, such as a retirement plan or education savings account. Shareholders should consult their tax advisors about the application of federal, state and local tax law in light of their particular situation.

Taxation as a regulated investment company — The fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income taxes, the fund intends to distribute substantially all of its net investment income and realized net capital gains on a fiscal year basis, and intends to comply with other tests applicable to regulated investment companies under Subchapter M.

The Code includes savings provisions allowing the fund to cure inadvertent failures of certain qualification tests required under Subchapter M. However, should the fund fail to qualify under Subchapter M, the fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains.

Amounts not distributed by the fund on a timely basis in accordance with a calendar year distribution requirement may be subject to a nondeductible 4% excise tax. Unless an applicable exception applies, to avoid the tax, the fund must distribute during each calendar year an amount equal to the sum of (a) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (b) at least 98.2% of its capital gains in excess of its capital losses for the twelve month period ending on October 31, and (c) all ordinary income and capital gains for previous years that were not distributed during such years.

Dividends paid by the fund from ordinary income or from an excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income dividends. For corporate shareholders, a portion of the fund’s ordinary income dividends may be eligible for the 70% deduction for dividends received by corporations to the extent the fund’s income consists of dividends paid by U.S. corporations. This deduction does not include dividends received from non-U.S. corporations and dividends on stocks the fund has not held for more than 45 days during the 90-day period beginning 45 days before the stock became ex-dividend (90 and 180 days for certain preferred stock). Corporate shareholders can only apply the lower rate to the qualified portion of a fund’s dividends if they have held the shares in the fund on which the dividends were paid for the applicable 45 day or 90 day holding period surrounding the ex-dividend date of the fund’s dividends.

The fund may declare a capital gain distribution consisting of the excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the fund. For fund fiscal years beginning on or after December 22, 2010, capital losses may be carried forward indefinitely and retain their character as either short-term or long-term. Under prior law, net capital losses could be carried forward for eight tax years and were treated as short-term capital losses. The fund is required to use capital losses arising in fiscal years beginning on or after December 22, 2010 before using capital losses arising in fiscal years prior to December 22, 2010.

The fund may retain a portion of net capital gain for reinvestment and may elect to treat such capital gain as having been distributed to shareholders of the fund. Shareholders may receive a credit for the tax that the fund paid on such undistributed net capital gain and would increase the basis in their shares of the fund by the difference between the amount of includible gains and the tax deemed paid by the shareholder.

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Distributions of net capital gain that the fund properly designates as a capital gain distribution generally will be taxable as long-term capital gain, regardless of the length of time the shares of the fund have been held by a shareholder. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any capital gain distributions (including any undistributed amounts treated as distributed capital gains, as described above) during such six-month period.

Capital gain distributions by the fund result in a reduction in the net asset value of the fund’s shares. Investors should consider the tax implications of buying shares just prior to a capital gain distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.

Redemptions and exchanges of fund shares — Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder.

Any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss disallowed under this rule will be added to the shareholder’s tax basis in the new shares purchased.

If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced or no sales charge for shares of the fund, or of a different fund acquired before January 31st of the year following the year the shareholder exchanged or otherwise disposed of the original fund shares, the sales charge previously incurred in acquiring the fund’s shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other fund(s).

Tax consequences of investments in non-U.S. securities — Dividend and interest income received by the fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

If more than 50% of the value of the total assets of the fund at the close of the taxable year consists of securities of foreign corporations, the fund may elect to pass through to shareholders the foreign taxes paid by the fund. If such an election is made, shareholders may claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the fund to foreign countries. The application of the foreign tax credit depends upon the particular circumstances of each shareholder.

Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to fluctuations in foreign exchange rates, are generally taxable as ordinary income or loss. These gains or losses may increase or decrease the amount of dividends payable by the fund to shareholders. A fund may elect to treat gain and loss on certain foreign currency contracts as capital gain and loss instead of ordinary income or loss.

If the fund invests in stock of certain passive foreign investment companies (PFICs), the fund intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise tax years. Deductions for losses are allowable only to the extent of any previously recognized gains. Both gains

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and losses will be treated as ordinary income or loss, and the fund is required to distribute any resulting income. If the fund is unable to identify an investment as a PFIC security and thus does not make a timely mark-to-market election, the fund may be subject to adverse tax consequences.

Other tax considerations — After the end of each calendar year, individual shareholders holding fund shares in taxable accounts will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.

For fund shares acquired on or after January 1, 2012, the fund is required to report cost basis information for redemptions, including exchanges, to both shareholders and the IRS.

Shareholders may obtain more information about cost basis online at americanfunds.com/costbasis.

Under the backup withholding provisions of the Code, the fund generally will be required to withhold federal income tax on all payments made to a shareholder if the shareholder either does not furnish the fund with the shareholder’s correct taxpayer identification number or fails to certify that the shareholder is not subject to backup withholding. Backup withholding also applies if the IRS notifies the shareholder or the fund that the taxpayer identification number provided by the shareholder is incorrect or that the shareholder has previously failed to properly report interest or dividend income.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons (i.e., U.S. citizens and legal residents and U.S. corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to U.S. withholding taxes.

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Unless otherwise noted, all references in the following pages to Class A, B, C or F-1 shares also refer to the corresponding Class 529-A, 529-B, 529-C or 529-F-1 shares. Class 529 shareholders should also refer to the applicable program description for information on policies and services specifically relating to these accounts. Shareholders holding shares through an eligible retirement plan should contact their plan’s administrator or recordkeeper for information regarding purchases, sales and exchanges.

Purchase and exchange of shares

Purchases by individuals — As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial advisor or investment dealer authorized to sell the fund’s shares. You may make investments by any of the following means:

Contacting your financial advisor — Deliver or mail a check to your financial advisor.

By mail — For initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application. Please indicate an investment dealer on the account application. You may make additional investments by filling out the “Account Additions” form at the bottom of a recent transaction confirmation and mailing the form, along with a check made payable to the fund, using the envelope provided with your confirmation.

The amount of time it takes for us to receive regular U.S. postal mail may vary and there is no assurance that we will receive such mail on the day you expect. Mailing addresses for regular U.S. postal mail can be found in the prospectus. To send investments or correspondence to us via overnight mail or courier service, use either of the following addresses:

American Funds

12711 North Meridian Street

Carmel, IN 46032-9181

American Funds

5300 Robin Hood Road

Norfolk, VA 23513-2407

By telephone — Using the American FundsLine. Please see the “Shareholder account services and privileges” section of this statement of additional information for more information regarding this service.

By Internet — Using americanfunds.com. Please see the “Shareholder account services and privileges” section of this statement of additional information for more information regarding this service.

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By wire — If you are making a wire transfer, instruct your bank to wire funds to:

Wells Fargo Bank

ABA Routing No. 121000248

Account No. 4600-076178

Your bank should include the following information when wiring funds:

For credit to the account of:

American Funds Service Company

(fund’s name)

For further credit to:

(shareholder’s fund account number)

(shareholder’s name)

You may contact American Funds Service Company at (800) 421-4225 if you have questions about making wire transfers.

Other purchase information — Class 529 shares may be purchased only through CollegeAmerica by investors establishing qualified higher education savings accounts. Class 529-E shares may be purchased only by investors participating in CollegeAmerica through an eligible employer plan. The American Funds state tax-exempt funds are qualified for sale only in certain jurisdictions, and tax-exempt funds in general should not serve as retirement plan investments. In addition, the fund and the Principal Underwriter reserve the right to reject any purchase order.

Class R-5 and R-6 shares may be made available to certain charitable foundations organized and maintained by The Capital Group Companies, Inc. or its affiliates.

Class R-5 and R-6 shares may also be made available to Virginia529 for use in the Virginia Education Savings Trust and the Virginia Prepaid Education Program and other registered investment companies approved by the fund’s investment adviser or distributor. Class R-6 shares are also available to other post employment benefits plans.

Purchase minimums and maximums — All investments are subject to the purchase minimums and maximums described in the prospectus. As noted in the prospectus, purchase minimums may be waived or reduced in certain cases.

In the case of American Funds non-tax-exempt funds, the initial purchase minimum of $25 may be waived for the following account types:

· Payroll deduction retirement plan accounts (such as, but not limited to, 403(b), 401(k), SIMPLE IRA, SARSEP and deferred compensation plan accounts); and

· Employer-sponsored CollegeAmerica accounts.

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The following account types may be established without meeting the initial purchase minimum:

· Retirement accounts that are funded with employer contributions; and

· Accounts that are funded with monies set by court decree.

The following account types may be established without meeting the initial purchase minimum, but shareholders wishing to invest in two or more funds must meet the normal initial purchase minimum of each fund:

· Accounts that are funded with (a) transfers of assets, (b) rollovers from retirement plans, (c) rollovers from 529 college savings plans or (d) required minimum distribution automatic exchanges; and

· American Funds Money Market Fund accounts registered in the name of clients of Capital Guardian Trust Company’s Capital Group Private Client Services division.

Certain accounts held on the fund’s books, known as omnibus accounts, contain multiple underlying accounts that are invested in shares of the fund. These underlying accounts are maintained by entities such as financial intermediaries and are subject to the applicable initial purchase minimums as described in the prospectus and this statement of additional information. However, in the case where the entity maintaining these accounts aggregates the accounts’ purchase orders for fund shares, such accounts are not required to meet the fund’s minimum amount for subsequent purchases.

Exchanges — You may only exchange shares into other American Funds within the same share class. However, exchanges from Class A shares of American Funds Money Market Fund may be made to Class C shares of other American Funds for dollar cost averaging purposes. Exchanges are not permitted from Class A shares of American Funds Money Market Fund to Class C shares of American Funds Short-Term Tax-Exempt Bond Fund, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America, Short-Term Bond Fund of America or American Funds Inflation Linked Bond Fund. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from American Funds Money Market Fund are subject to applicable sales charges, unless the American Funds Money Market Fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of Class F shares generally may only be made through fee-based programs of investment firms that have special agreements with the fund’s distributor and certain registered investment advisors.

You may exchange shares of other classes by contacting the Transfer Agent, by contacting your investment dealer or financial advisor, by using American FundsLine or americanfunds.com, or by telephoning (800) 421-4225 toll-free, or faxing (see “American Funds Service Company service areas” in the prospectus for the appropriate fax numbers) the Transfer Agent. For more information, see “Shareholder account services and privileges” in this statement of additional information. These transactions have the same tax consequences as ordinary sales and purchases.

Shares held in employer-sponsored retirement plans may be exchanged into other American Funds by contacting your plan administrator or recordkeeper. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received (see “Price of shares” in this statement of additional information).

Conversion — Currently, Class C shares of the fund automatically convert to Class F-1 shares in the month of the 10-year anniversary of the purchase date. The board of trustees of the fund reserves the right at any time, without shareholder approval, to amend the conversion feature of the Class C shares, including without limitation, providing for conversion into a different share class or for no conversion.

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In making its decision, the board of trustees will consider, among other things, the effect of any such amendment on shareholders.

Frequent trading of fund shares — As noted in the prospectus, certain redemptions may trigger a purchase block lasting 30 calendar days under the fund’s “purchase blocking policy.” Under this policy, systematic redemptions will not trigger a purchase block and systematic purchases will not be prevented if the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase. For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions and statement of intention escrow share redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions. Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

Other potentially abusive activity — In addition to implementing purchase blocks, American Funds Service Company will monitor for other types of activity that could potentially be harmful to the American Funds — for example, short-term trading activity in multiple funds. When identified, American Funds Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

Moving between share classes

If you wish to “move” your investment between share classes (within the same fund or between different funds), we generally will process your request as an exchange of the shares you currently hold for shares in the new class or fund. Below is more information about how sales charges are handled for various scenarios.

Exchanging Class B shares for Class A shares — If you exchange Class B shares for Class A shares during the contingent deferred sales charge period you are responsible for paying any applicable deferred sales charges attributable to those Class B shares, but you will not be required to pay a Class A sales charge. If, however, you exchange your Class B shares for Class A shares after the contingent deferred sales charge period, you are responsible for paying any applicable Class A sales charges.

Exchanging Class C shares for Class A shares — If you exchange Class C shares for Class A shares, you are still responsible for paying any Class C contingent deferred sales charges and applicable Class A sales charges.

Exchanging Class C shares for Class F shares — If you are part of a qualified fee-based program and you wish to exchange your Class C shares for Class F shares to be held in the program, you are still responsible for paying any applicable Class C contingent deferred sales charges.

Exchanging Class F shares for Class A shares — You can exchange Class F shares held in a qualified fee-based program for Class A shares without paying an initial Class A sales charge if you are leaving or have left the fee-based program. You can exchange Class F shares received in a conversion from Class C shares for Class A shares at any time without paying an initial Class A sales charge if you notify American Funds Service Company of the conversion when you make your request. If you have already redeemed your Class F shares, the foregoing requirements apply and you must purchase Class A shares within 90 days after redeeming your Class F shares to receive the Class A shares without paying an initial Class A sales charge.

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Exchanging Class A shares for Class F shares — If you are part of a qualified fee-based program and you wish to exchange your Class A shares for Class F shares to be held in the program, any Class A sales charges (including contingent deferred sales charges) that you paid or are payable will not be credited back to your account.

Exchanging Class A shares for Class R shares — Provided it is eligible to invest in Class R shares, a retirement plan currently invested in Class A shares may exchange its shares for Class R shares. Any Class A sales charges that the retirement plan previously paid will not be credited back to the plan’s account.

Exchanging Class F-1 shares for Class F-2 shares — If you are part of a qualified fee-based program that offers Class F-2 shares, you may exchange your Class F-1 shares for Class F-2 shares to be held in the program.

Moving between other share classes — If you desire to move your investment between share classes and the particular scenario is not described in this statement of additional information, please contact American Funds Service Company at (800) 421-4225 for more information.

Non-reportable transactions — Automatic conversions described in the prospectus will be non-reportable for tax purposes. In addition, an exchange of shares from one share class of a fund to another share class of the same fund will be treated as a non-reportable exchange for tax purposes, provided that the exchange request is received in writing by American Funds Service Company and processed as a single transaction. However, a movement between a 529 share class and a non-529 share class of the same fund will be reportable.

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Sales charges

Class A purchases

Purchases by certain 403(b) plans

A 403(b) plan may not invest in Class A or C shares unless such plan was invested in Class A or C shares before January 1, 2009.

Participant accounts of a 403(b) plan that were treated as an individual-type plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an individual-type plan for sales charge purposes. Participant accounts of a 403(b) plan that were treated as an employer-sponsored plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an employer-sponsored plan for sales charge purposes. Participant accounts of a 403(b) plan that is established on or after January 1, 2009, are treated as accounts of an employer-sponsored plan for sales charge purposes.

Purchases by SEP plans and SIMPLE IRA plans

Participant accounts in a Simplified Employee Pension (SEP) plan or a Savings Incentive Match Plan for Employees of Small Employers IRA (SIMPLE IRA) will be aggregated at the plan level for Class A sales charge purposes if an employer adopts a prototype plan produced by American Funds Distributors, Inc. or (a) the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal or the contributions are identified as related to the same plan; (b) each transmittal is accompanied by checks or wire transfers and generally must be submitted through the transfer agent’s automated contribution system if held on the fund’s books; and (c) if the fund is expected to carry separate accounts in the name of each plan participant and (i) the employer or plan sponsor notifies the funds’ transfer agent or the intermediary holding the account that the separate accounts of all plan participants should be linked and (ii) all new participant accounts are established by submitting the appropriate documentation on behalf of each new participant. Participant accounts in a SEP or SIMPLE plan that are eligible to aggregate their assets at the plan level may not also aggregate the assets with their individual accounts. The ability to link SEP and SIMPLE IRA accounts at the plan level may not be available to you depending on the policies and system capabilities of your financial intermediary.

Other purchases

Pursuant to a determination of eligibility by a vice president or more senior officer of the Capital Research and Management Company Fund Administration Unit, or by his or her designee, Class A shares of the American Funds stock, stock/bond and bond funds may be sold at net asset value to:

(1)	current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons;
(2)	currently registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees (collectively, “Eligible Persons”) (and their (a) spouses or equivalents if recognized under local law, (b) parents and

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children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law, and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers), plans for the dealers, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children (these policies are subject to the dealer’s policies and system capabilities);
(3)	currently registered investment advisors (“RIAs”) and assistants directly employed by such RIAs, retired RIAs with respect to accounts established while active, or full-time employees (collectively, “Eligible RIAs”) (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law and (c) parents-in-law, if the Eligible RIAs or the spouses, children or parents of the Eligible RIAs are listed in the account registration with the parents-in-law) of RIA firms that are authorized to sell shares of the funds, plans for the RIA firms, and plans that include as participants only the Eligible RIAs, their spouses, parents and/or children (these policies are subject to the RIA’s policies and system capabilities);
(4)	companies exchanging securities with the fund through a merger, acquisition or exchange offer;
(5)	insurance company separate accounts;
(6)	accounts managed by subsidiaries of The Capital Group Companies, Inc.;
(7)	The Capital Group Companies, Inc. and its affiliated companies;
(8)	an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, or an individual or entity related or relating to such individual or entity;
(9)	wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.; and
(10)	full-time employees of banks that have sales agreements with the Principal Underwriter, who are solely dedicated to directly supporting the sale of mutual funds.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account. These privileges may not be available if your account is held with an investment dealer or through an employer-sponsored retirement plan.

Transfers to CollegeAmerica — A transfer from the Virginia Prepaid Education ProgramSM or the Virginia Education Savings TrustSM to a CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer. Investment dealers will be compensated solely with an annual service fee that begins to accrue immediately.

Moving between accounts — Investments in certain account types may be moved to other account types without incurring additional Class A sales charges. These transactions include, for example:

The Bond Fund of America — Page 70

· redemption proceeds from a non-retirement account (for example, a joint tenant account) used to purchase fund shares in an IRA or other individual-type retirement account;

· required minimum distributions from an IRA or other individual-type retirement account used to purchase fund shares in a non-retirement account; and

· death distributions paid to a beneficiary’s account that are used by the beneficiary to purchase fund shares in a different account.

Loan repayments — Repayments on loans taken from a retirement plan are not subject to sales charges if American Funds Service Company is notified of the repayment.

Dealer commissions and compensation — Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to initial sales charges. These purchases consist of a) purchases of $1 million or more, and b) purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees. Commissions on such investments (other than IRA rollover assets that roll over at no sales charge under the fund’s IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: 1.00% on amounts of less than $10 million, .50% on amounts of at least $10 million but less than $25 million and .25% on amounts of at least $25 million. Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers, or market declines. For example, if a shareholder has accumulated investments in excess of $10 million (but less than $25 million) and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of .50%.

A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.

The Bond Fund of America — Page 71

Sales charge reductions and waivers

Reducing your Class A sales charge — As described in the prospectus, there are various ways to reduce your sales charge when purchasing Class A shares. Additional information about Class A sales charge reductions is provided below.

Statement of intention — By establishing a statement of intention (the "Statement"), you enter into a nonbinding commitment to purchase shares of the American Funds (excluding American Funds Money Market Fund) over a 13-month period and receive the same sales charge (expressed as a percentage of your purchases) as if all shares had been purchased at once, unless the Statement is upgraded as described below.

The Statement period starts on the date on which your first purchase made toward satisfying the Statement is processed. Your accumulated holdings (as described in the paragraph below titled “Rights of accumulation”) eligible to be aggregated as of the day immediately before the start of the Statement period may be credited toward satisfying the Statement.

You may revise the commitment you have made in your Statement upward at any time during the Statement period. If your prior commitment has not been met by the time of the revision, the Statement period during which purchases must be made will remain unchanged. Purchases made from the date of the revision will receive the reduced sales charge, if any, resulting from the revised Statement. If your prior commitment has been met by the time of the revision, your original Statement will be considered met and a new Statement will be established.

The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions to dealers will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder’s death.

When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement may be held in escrow in the shareholder’s account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder’s account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified Statement period the investments made during the statement period will be adjusted to reflect the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder’s account at the time a purchase was made during the Statement period will receive a corresponding commission adjustment if appropriate.

In addition, if you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to apply purchases under such contracts and policies to a Statement.

Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

Aggregation — Qualifying investments for aggregation include those made by you and your “immediate family” as defined in the prospectus, if all parties are purchasing shares for their own accounts and/or:

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· individual-type employee benefit plans, such as an IRA, single-participant Keogh-type plan, or a participant account of a 403(b) plan that is treated as an individual-type plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Sales charges” in this statement of additional information);

· SEP plans and SIMPLE IRA plans established after November 15, 2004, by an employer adopting any plan document other than a prototype plan produced by American Funds Distributors, Inc.;

· business accounts solely controlled by you or your immediate family (for example, you own the entire business);

· trust accounts established by you or your immediate family (for trusts with only one primary beneficiary, upon the trustor’s death the trust account may be aggregated with such beneficiary’s own accounts; for trusts with multiple primary beneficiaries, upon the trustor’s death the trustees of the trust may instruct American Funds Service Company to establish separate trust accounts for each primary beneficiary; each primary beneficiary’s separate trust account may then be aggregated with such beneficiary’s own accounts);

· endowments or foundations established and controlled by you or your immediate family; or

· 529 accounts, which will be aggregated at the account owner level (Class 529-E accounts may only be aggregated with an eligible employer plan).

Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

· for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

· made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;

· for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

· for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations;

· for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Sales charges” in this statement of additional information), or made for participant accounts of two or more such plans, in each case of a single employer or affiliated employers as defined in the 1940 Act; or

· for a SEP or SIMPLE IRA plan established after November 15, 2004, by an employer adopting a prototype plan produced by American Funds Distributors, Inc.

Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

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Joint accounts may be aggregated with other accounts belonging to the primary owner and/or his or her immediate family. The primary owner of a joint account is the individual responsible for taxes on the account.

Concurrent purchases — As described in the prospectus, you may reduce your Class A sales charge by combining purchases of all classes of shares in the American Funds, as well as applicable holdings in the American Funds Target Date Retirement Series, American Funds Portfolio Series, American Funds Retirement Income Portfolio Series and American Funds College Target Date Series. Shares of American Funds Money Market Fund purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds Money Market Fund are excluded. If you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to combine purchases made under such contracts and policies to reduce your Class A sales charge.

Rights of accumulation — Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all share classes of the American Funds, as well as applicable holdings in the American Funds Target Date Retirement Series, American Funds Portfolio Series, American Funds Retirement Income Portfolio Series and American Funds College Target Date Series, to determine your sales charge on investments in accounts eligible to be aggregated. Direct purchases of American Funds Money Market Fund are excluded. Subject to your investment dealer’s or recordkeeper’s capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the “market value”) as of the day prior to your American Funds investment or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the “cost value”). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name may not be eligible for calculation at cost value and instead may be calculated at market value for purposes of rights of accumulation.

The value of all of your holdings in accounts established in calendar year 2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals. You must contact your financial advisor or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.

When determining your American Funds Class A sales charge, if your investment is not in an employer-sponsored retirement plan, you may also continue to take into account the market value (as of the day prior to your American Funds investment) of your individual holdings in various American Legacy variable annuity contracts and variable life insurance policies that were established on or before March 31, 2007. An employer-sponsored retirement plan may also continue to take into account the market value of its investments in American Legacy Retirement Investment Plans that were established on or before March 31, 2007.

You may not purchase Class C or 529-C shares if such combined holdings cause you to be eligible to purchase Class A or 529-A shares at the $1 million or more sales charge discount rate (i.e. at net asset value).

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If you make a gift of American Funds Class A shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and applicable American Legacy accounts.

CDSC waivers for Class A, B and C shares — As noted in the prospectus, a contingent deferred sales charge (“CDSC”) may be waived for redemptions due to death or post-purchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant’s death and removes the decedent’s name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

In addition, a CDSC may be waived for the following types of transactions, if together they do not exceed 12% of the value of an “account” (defined below) annually (the “12% limit”):

· Required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70½ (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

· Redemptions through an automatic withdrawal plan (“AWP”) (see “Automatic withdrawals” under “Shareholder account services and privileges” in this statement of additional information). For each AWP payment, assets that are not subject to a CDSC, such as shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular AWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through an AWP will also count toward the 12% limit. In the case of an AWP, the 12% limit is calculated at the time an automatic redemption is first made, and is recalculated at the time each additional automatic redemption is made. Shareholders who establish an AWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

For purposes of this paragraph, “account” means your investment in the applicable class of shares of the particular fund from which you are making the redemption.

CDSC waivers are allowed only in the cases listed here and in the prospectus. For example, CDSC waivers will not be allowed on redemptions of Class 529-B and 529-C shares due to termination of CollegeAmerica; a determination by the Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or elimination of the fund by Virginia529 as an option for additional investment within CollegeAmerica.

The Bond Fund of America — Page 75

Selling shares

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds Service Company directly, any such request must be signed by the registered shareholders. To contact American Funds Service Company via overnight mail or courier service, see “Purchase and exchange of shares.”

A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the Financial Industry Regulatory Authority, bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.

If you hold multiple American Funds and a CDSC applies to the shares you are redeeming, the CDSC will be calculated based on the applicable class of shares of the particular fund from which you are making the redemption.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier’s checks) for shares purchased have cleared (which may take up to 10 business days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

You may request that redemption proceeds of $1,000 or more from American Funds Money Market Fund be wired to your bank by writing American Funds Service Company. A signature guarantee is required on all requests to wire funds.

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Shareholder account services and privileges

The following services and privileges are generally available to all shareholders. However, certain services and privileges described in the prospectus and this statement of additional information may not be available for Class 529 shareholders or if your account is held with an investment dealer or through an employer-sponsored retirement plan.

Automatic investment plan — An automatic investment plan enables you to make monthly or quarterly investments in the American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount that you would like to invest and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank’s capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer Agent.

Automatic reinvestment — Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital gain distributions paid to retirement plan shareholders or shareholders of the 529 share classes will be automatically reinvested.

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option may be automatically converted to having all dividends and other distributions reinvested in additional shares.

Cross-reinvestment of dividends and distributions — For all share classes, except the 529 classes of shares, you may cross-reinvest dividends and capital gains (distributions) into other American Funds in the same share class at net asset value, subject to the following conditions:

(1) the aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund’s minimum initial investment requirement);

(2) if the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested; and

(3) if you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

Automatic exchanges — For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the American Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.

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Automatic withdrawals — Depending on the type of account, for all share classes except R shares, you may automatically withdraw shares from any of the American Funds. You can make automatic withdrawals of $50 or more. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday. You should consult with your advisor or intermediary to determine if your account is eligible for automatic withdrawals.

Withdrawal payments are not to be considered as dividends, yield or income. Generally, automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder’s account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

Redemption proceeds from an automatic withdrawal plan are not eligible for reinvestment without a sales charge.

Account statements — Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals, will be confirmed at least quarterly.

American FundsLine and americanfunds.com — You may check your share balance, the price of your shares or your most recent account transaction; redeem shares (up to $125,000 per American Funds shareholder each day) from nonretirement plan accounts; or exchange shares around the clock with American FundsLine or using americanfunds.com. To use American FundsLine, call (800) 325-3590 from a TouchTone™ telephone. Redemptions and exchanges through American FundsLine and americanfunds.com are subject to the conditions noted above and in “Telephone and Internet purchases, redemptions and exchanges” below. You will need your fund number (see the list of the American Funds under the “General information — fund numbers” section in this statement of additional information), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

Generally, all shareholders are automatically eligible to use these services. However, if you are not currently authorized to do so, you may complete an American FundsLink Authorization Form. Once you establish this privilege, you, your financial advisor or any person with your account information may use these services.

Telephone and Internet purchases, redemptions and exchanges — By using the telephone (including American FundsLine) or the Internet (including americanfunds.com), or fax purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these services. However, you may elect to opt out of these services by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for

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losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.

Checkwriting — You may establish check writing privileges for Class A shares (but not Class 529-A shares) of American Funds Money Market Fund upon meeting the fund’s initial purchase minimum of $1,000. This can be done by using an account application. If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your account application.

Redemption of shares — The fund’s declaration of trust permits the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund’s current registration statement under the 1940 Act, and subject to such further terms and conditions as the board of trustees of the fund may from time to time adopt.

While payment of redemptions normally will be in cash, the fund’s declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the fund’s board of trustees. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other fund shareholders.

Share certificates — Shares are credited to your account. The fund does not issue share certificates.

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General information

Custodian of assets — Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund’s portfolio, are held by JP Morgan Chase Bank N.A., 270 Park Avenue, New York, NY 10017-2070, as custodian. If the fund holds securities of issuers outside the U.S., the custodian may hold these securities pursuant to subcustodial arrangements in banks outside the U.S. or branches of U.S. banks outside the U.S.

Transfer agent services — American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the fund’s shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618. Transfer agent fees are paid according to a fee schedule, based principally on the number of accounts serviced, contained in a Shareholder Services Agreement between the fund and American Funds Service Company.

In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the fund as disclosed in the prospectus.

During the 2014 fiscal year, transfer agent fees, gross of any payments made by American Funds Service Company to third parties, were:

Transfer agent fee
Class A	$29,416,000
Class B	331,000
Class C	2,427,000
Class F-1	947,000
Class F-2	708,000
Class 529-A	1,231,000
Class 529-B	29,000
Class 529-C	520,000
Class 529-E	41,000
Class 529-F-1	82,000
Class R-1	67,000
Class R-2	2,406,000
Class R-2E	—*
Class R-3	1,287,000
Class R-4	486,000
Class R-5	110,000
Class R-6	5,000

*Amount less than $1,000.

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Independent registered public accounting firm — Deloitte & Touche LLP, 695 Town Center Drive, Costa Mesa, CA 92626, serves as the fund’s independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the SEC. The financial statements included in this statement of additional information from the annual report have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The selection of the fund’s independent registered public accounting firm is reviewed and determined annually by the board of trustees.

Independent legal counsel — Morgan, Lewis & Bockius LLP, 355 South Grand Avenue, Suite 4400, Los Angeles, CA 90071, serves as independent legal counsel (“counsel”) for the fund and for independent trustees in their capacities as such. A determination with respect to the independence of the fund’s counsel will be made at least annually by the independent trustees of the fund, as prescribed by applicable 1940 Act rules.

Prospectuses, reports to shareholders and proxy statements — The fund’s fiscal year ends on December 31. Shareholders are provided updated summary prospectuses annually and at least semi-annually with reports showing the fund’s investment portfolio or summary investment portfolio, financial statements and other information. Shareholders may request a copy of the fund’s current prospectus at no cost by calling (800) 421-4225 or by sending an email request to prospectus@americanfunds.com. Shareholders may also access the fund’s current summary prospectus, prospectus, statement of additional information and shareholder reports at americanfunds.com/prospectus. The fund’s annual financial statements are audited by the fund’s independent registered public accounting firm, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of summary prospectuses, shareholder reports and proxy statements. To receive additional copies of a summary prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

Shareholders may also elect to receive updated summary prospectuses, annual reports and semi-annual reports electronically by signing up for electronic delivery on our website, americanfunds.com. Upon electing the electronic delivery of updated summary prospectuses and other reports, a shareholder will no longer automatically receive such documents in paper form by mail. A shareholder who elects electronic delivery is able to cancel this service at any time and return to receiving updated summary prospectuses and other reports in paper form by mail.

Summary prospectuses, prospectuses, annual reports and semi-annual reports that are mailed to shareholders by the American Funds organization are printed with ink containing soy and/or vegetable oil on paper containing recycled fibers.

Codes of ethics — The fund and Capital Research and Management Company and its affiliated companies, including the fund’s Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which the fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; disclosure of personal securities transactions; and policies regarding political contributions.

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Determination of net asset value, redemption price and maximum offering price per share for Class A shares — June 30, 2015

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$12.68
Maximum offering price per share (100/96.25 of net asset value per share, which takes into account the fund’s current maximum sales charge)	$13.18

Other information — The fund reserves the right to modify the privileges described in this statement of additional information at any time.

The fund’s financial statements, including the investment portfolio and the report of the fund’s independent registered public accounting firm contained in the annual report, are included in this statement of additional information.

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Fund numbers — Here are the fund numbers for use with our automated telephone line, American FundsLine®, or when making share transactions:

	Fund numbers
Fund	Class A	Class B	Class C	Class F-1	Class F-2
Stock and stock/fixed income funds
AMCAP Fund®	002	202	302	402	602
American Balanced Fund®	011	211	311	411	611
American Funds Developing World Growth and Income FundSM	30100	32100	33100	34100	36100
American Funds Global Balanced FundSM	037	237	337	437	637
American Mutual Fund®	003	203	303	403	603
Capital Income Builder®	012	212	312	412	612
Capital World Growth and Income Fund®	033	233	333	433	633
EuroPacific Growth Fund®	016	216	316	416	616
Fundamental Investors®	010	210	310	410	610
The Growth Fund of America®	005	205	305	405	605
The Income Fund of America®	006	206	306	406	606
International Growth and Income FundSM	034	234	334	434	634
The Investment Company of America®	004	204	304	404	604
The New Economy Fund®	014	214	314	414	614
New Perspective Fund®	007	207	307	407	607
New World Fund®	036	236	336	436	636
SMALLCAP World Fund®	035	235	335	435	635
Washington Mutual Investors FundSM	001	201	301	401	601
Fixed income funds
American Funds Inflation Linked Bond Fund®	060	260	360	460	660
American Funds Mortgage Fund®	042	242	342	442	642
American Funds Short-Term Tax-Exempt Bond Fund®	039	N/A	N/A	439	639
American Funds Tax-Exempt Fund of New York®	041	241	341	441	641
American High-Income Municipal Bond Fund®	040	240	340	440	640
American High-Income Trust®	021	221	321	421	621
The Bond Fund of America®	008	208	308	408	608
Capital World Bond Fund®	031	231	331	431	631
Intermediate Bond Fund of America®	023	223	323	423	623
Limited Term Tax-Exempt Bond Fund of America®	043	243	343	443	643
Short-Term Bond Fund of America®	048	248	348	448	648
The Tax-Exempt Bond Fund of America®	019	219	319	419	619
The Tax-Exempt Fund of California®	020	220	320	420	620
The Tax-Exempt Fund of Maryland®*	024	224	324	424	624
The Tax-Exempt Fund of Virginia®*	025	225	325	425	625
U.S. Government Securities Fund®	022	222	322	422	622
Money market fund
American Funds Money Market Fund®	059	259	359	459	659

___________

*Qualified for sale only in certain jurisdictions.

The Bond Fund of America — Page 83

	Fund numbers
Fund	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1
Stock and stock/fixed income funds
AMCAP Fund	1002	1202	1302	1502	1402
American Balanced Fund	1011	1211	1311	1511	1411
American Funds Developing World Growth and Income Fund	10100	12100	13100	15100	14100
American Funds Global Balanced Fund	1037	1237	1337	1537	1437
American Mutual Fund	1003	1203	1303	1503	1403
Capital Income Builder	1012	1212	1312	1512	1412
Capital World Growth and Income Fund	1033	1233	1333	1533	1433
EuroPacific Growth Fund	1016	1216	1316	1516	1416
Fundamental Investors	1010	1210	1310	1510	1410
The Growth Fund of America	1005	1205	1305	1505	1405
The Income Fund of America	1006	1206	1306	1506	1406
International Growth and Income Fund	1034	1234	1334	1534	1434
The Investment Company of America	1004	1204	1304	1504	1404
The New Economy Fund	1014	1214	1314	1514	1414
New Perspective Fund	1007	1207	1307	1507	1407
New World Fund	1036	1236	1336	1536	1436
SMALLCAP World Fund	1035	1235	1335	1535	1435
Washington Mutual Investors Fund	1001	1201	1301	1501	1401
Fixed income funds
American Funds Inflation Linked Bond Fund	1060	1260	1360	1560	1460
American Funds Mortgage Fund	1042	1242	1342	1542	1442
American High-Income Trust	1021	1221	1321	1521	1421
The Bond Fund of America	1008	1208	1308	1508	1408
Capital World Bond Fund	1031	1231	1331	1531	1431
Intermediate Bond Fund of America	1023	1223	1323	1523	1423
Short-Term Bond Fund of America	1048	1248	1348	1548	1448
U.S. Government Securities Fund	1022	1222	1322	1522	1422
Money market fund
American Funds Money Market Fund	1059	1259	1359	1559	1459

The Bond Fund of America — Page 84

	Fund numbers
Fund	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
Stock and stock/fixed income funds
AMCAP Fund	2102	2202	4102	2302	2402	2702	2502	2602
American Balanced Fund	2111	2211	4111	2311	2411	2711	2511	2611
American Funds Developing World Growth and Income Fund	21100	22100	41100	23100	24100	27100	25100	26100
American Funds Global Balanced Fund	2137	2237	4137	2337	2437	2737	2537	2637
American Mutual Fund	2103	2203	4103	2303	2403	2703	2503	2603
Capital Income Builder	2112	2212	4112	2312	2412	2712	2512	2612
Capital World Growth and Income Fund	2133	2233	4133	2333	2433	2733	2533	2633
EuroPacific Growth Fund	2116	2216	4116	2316	2416	2716	2516	2616
Fundamental Investors	2110	2210	4110	2310	2410	2710	2510	2610
The Growth Fund of America	2105	2205	4105	2305	2405	2705	2505	2605
The Income Fund of America	2106	2206	4106	2306	2406	2706	2506	2606
International Growth and Income Fund	2134	2234	41034	2334	2434	27034	2534	2634
The Investment Company of America	2104	2204	4104	2304	2404	2704	2504	2604
The New Economy Fund	2114	2214	4114	2314	2414	2714	2514	2614
New Perspective Fund	2107	2207	4107	2307	2407	2707	2507	2607
New World Fund	2136	2236	4136	2336	2436	2736	2536	2636
SMALLCAP World Fund	2135	2235	4135	2335	2435	2735	2535	2635
Washington Mutual Investors Fund	2101	2201	4101	2301	2401	2701	2501	2601
Fixed income funds
American Funds Inflation Linked Bond Fund	2160	2260	4160	2360	2460	2760	2560	2660
American Funds Mortgage Fund	2142	2242	4142	2342	2442	2742	2542	2642
American High-Income Trust	2121	2221	4121	2321	2421	2721	2521	2621
The Bond Fund of America	2108	2208	4108	2308	2408	2708	2508	2608
Capital World Bond Fund	2131	2231	4131	2331	2431	2731	2531	2631
Intermediate Bond Fund of America	2123	2223	4123	2323	2423	2723	2523	2623
Short-Term Bond Fund of America	2148	2248	4148	2348	2448	2748	2548	2648
U.S. Government Securities Fund	2122	2222	4122	2322	2422	2722	2522	2622
Money market fund
American Funds Money Market Fund	2159	2259	4159	2359	2459	2759	2559	2659

The Bond Fund of America — Page 85

	Fund numbers
Fund	Class A	Class B	Class C	Class F-1	Class F-2
American Funds Target Date Retirement Series®
American Funds 2060 Target Date Retirement FundSM	083	283	383	483	683
American Funds 2055 Target Date Retirement Fund®	082	282	382	482	682
American Funds 2050 Target Date Retirement Fund®	069	269	369	469	669
American Funds 2045 Target Date Retirement Fund®	068	268	368	468	668
American Funds 2040 Target Date Retirement Fund®	067	267	367	467	667
American Funds 2035 Target Date Retirement Fund®	066	266	366	466	36066
American Funds 2030 Target Date Retirement Fund®	065	265	365	465	665
American Funds 2025 Target Date Retirement Fund®	064	264	364	464	664
American Funds 2020 Target Date Retirement Fund®	063	263	363	463	663
American Funds 2015 Target Date Retirement Fund®	062	262	362	462	662
American Funds 2010 Target Date Retirement Fund®	061	261	361	461	661

	Fund numbers
Fund	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
American Funds Target Date Retirement Series®
American Funds 2060 Target Date Retirement FundSM	2183	2283	4183	2383	2483	2783	2583	2683
American Funds 2055 Target Date Retirement Fund®	2182	2282	4182	2382	2482	2782	2582	2682
American Funds 2050 Target Date Retirement Fund®	2169	2269	4169	2369	2469	2769	2569	2669
American Funds 2045 Target Date Retirement Fund®	2168	2268	4168	2368	2468	2768	2568	2668
American Funds 2040 Target Date Retirement Fund®	2167	2267	4167	2367	2467	2767	2567	2667
American Funds 2035 Target Date Retirement Fund®	2166	2266	4166	2366	2466	2766	2566	2666
American Funds 2030 Target Date Retirement Fund®	2165	2265	4165	2365	2465	2765	2565	2665
American Funds 2025 Target Date Retirement Fund®	2164	2264	4164	2364	2464	2764	2564	2664
American Funds 2020 Target Date Retirement Fund®	2163	2263	4163	2363	2463	2763	2563	2663
American Funds 2015 Target Date Retirement Fund®	2162	2262	4162	2362	2462	2762	2562	2662
American Funds 2010 Target Date Retirement Fund®	2161	2261	4161	2361	2461	2761	2561	2661

	Fund numbers
Fund	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1
American Funds College Target Date Series®
American Funds College 2033 FundSM	10103	12103	13103	15103	14103
American Funds College 2030 Fund®	1094	1294	1394	1594	1494
American Funds College 2027 Fund®	1093	1293	1393	1593	1493
American Funds College 2024 Fund®	1092	1292	1392	1592	1492
American Funds College 2021 Fund®	1091	1291	1391	1591	1491
American Funds College 2018 Fund®	1090	1290	1390	1590	1490
American Funds College Enrollment Fund®	1088	1288	1388	1588	1488

The Bond Fund of America — Page 86

Fund numbers
Fund	Class A	Class B	Class C	Class F-1	Class F-2
American Funds Portfolio SeriesSM
American Funds Global Growth PortfolioSM	055	255	355	455	655
American Funds Growth PortfolioSM	053	253	353	453	653
American Funds Growth and Income PortfolioSM	051	251	351	451	651
American Funds Balanced PortfolioSM	050	250	350	450	650
American Funds Income PortfolioSM	047	247	347	447	647
American Funds Tax-Advantaged Income PortfolioSM	046	246	346	446	646
American Funds Preservation PortfolioSM	045	245	345	445	645
American Funds Tax-Exempt Preservation PortfolioSM	044	244	344	444	644
Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1
American Funds Global Growth Portfolio	1055	1255	1355	1555	1455
American Funds Growth Portfolio	1053	1253	1353	1553	1453
American Funds Growth and Income Portfolio	1051	1251	1351	1551	1451
American Funds Balanced Portfolio	1050	1250	1350	1550	1450
American Funds Income Portfolio	1047	1247	1347	1547	1447
American Funds Tax-Advantaged Income Portfolio	N/A	N/A	N/A	N/A	N/A
American Funds Preservation Portfolio	1045	1245	1345	1545	1445
American Funds Tax-Exempt Preservation Portfolio	N/A	N/A	N/A	N/A	N/A
Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
American Funds Global Growth Portfolio	2155	2255	4155	2355	2455	2755	2555	2655
American Funds Growth Portfolio	2153	2253	4153	2353	2453	2753	2553	2653
American Funds Growth and Income Portfolio	2151	2251	4151	2351	2451	2751	2551	2651
American Funds Balanced Portfolio	2150	2250	4150	2350	2450	2750	2550	2650
American Funds Income Portfolio	2147	2247	4147	2347	2447	2747	2547	2647
American Funds Tax-Advantaged Income Portfolio	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Preservation Portfolio	2145	2245	4145	2345	2445	2745	2545	2645
American Funds Tax-Exempt Preservation Portfolio	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

The Bond Fund of America — Page 87

	Fund numbers
Fund	Class A	Class B		Class C	Class F-1		Class F-2
American Funds Retirement Income Portfolio SeriesSM
American Funds Retirement Income Portfolio – ConservativeSM	30109	32109		33109	34109		36109
American Funds Retirement Income Portfolio – ModerateSM	30110	32110		33110	34110		36110
American Funds Retirement Income Portfolio – EnhancedSM	30111	32111		33111	34111		36111
	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
American Funds Retirement Income Portfolio – Conservative	21109	22109	41109	23109	24109	27109	25109	26109
American Funds Retirement Income Portfolio – Moderate	21110	22110	41110	23110	24110	27110	25110	26110
American Funds Retirement Income Portfolio – Enhanced	21111	22111	41111	23111	24111	27111	25111	26111

The Bond Fund of America — Page 88

Appendix

The following descriptions of debt security ratings are based on information provided by Moody’s Investors Service, Standard & Poor’s Corporation and Fitch Ratings, Inc.

Description of bond ratings

Moody’s
Long-term rating definitions

Aaa
Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be speculative and of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies and securities firms.

The Bond Fund of America — Page 89

Standard & Poor’s
Long-term issue credit ratings

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment. The CC rating is used when a default has not occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

The Bond Fund of America — Page 90

C
An obligation rated C is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D
An obligation rated D is in default or in breach of an imputed promise. For non-hybrid capital instruments, the D rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to D if it is subject to a distressed exchange offer.

Plus (+) or minus (–)

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR

This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

The Bond Fund of America — Page 91

Fitch Ratings, Inc.
Long-term credit ratings

AAA
Highest credit quality. AAA ratings denote the lowest expectation of default risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. AA ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. A ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. BBB ratings indicate that expectations of default risk are low. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.

BB
Speculative. BB ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B
Highly speculative. B ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC
Substantial credit risk. Default is a real possibility.

CC
Very high levels of credit risk. Default of some kind appears probable.

C
Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a C category rating for an issuer include:

· The issuer has entered into a grace or cure period following nonpayment of a material financial obligation;

· The issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

· Fitch Ratings otherwise believes a condition of RD or D to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

The Bond Fund of America — Page 92

RD
Restricted default. RD ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, and which has not otherwise ceased operating. This would include:

· The selective payment default on a specific class or currency of debt;

· The uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

· The extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

· Execution of a distressed debt exchange on one or more material financial obligations.

D
Default. D ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, nonpayment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

Imminent default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note: The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA long-term rating category, or to categories below B.

The Bond Fund of America — Page 93

Description of commercial paper ratings

Moody’s

Commercial paper ratings (highest three ratings)

P-1

Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2

Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

Standard & Poor’s

Commercial paper ratings (highest three ratings)

A-1

A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2

A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3

A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

The Bond Fund of America — Page 94

The Bond Fund of America®
Investment portfolio
June 30, 2015
unaudited
Bonds, notes & other debt instruments 96.08% U.S. Treasury bonds & notes 31.72% U.S. Treasury 26.42%	Principal amount (000)	Value (000)
U.S. Treasury 0.25% 2015	$39,980	$39,988
U.S. Treasury 0.375% 2015[1]	36,390	36,412
U.S. Treasury 7.50% 2016	45,000	49,349
U.S. Treasury 0.50% 2017	6,300	6,293
U.S. Treasury 0.75% 2017[1]	48,646	48,743
U.S. Treasury 8.75% 2017	25,000	28,789
U.S. Treasury 1.25% 2018	244,450	245,176
U.S. Treasury 1.25% 2018	23,725	23,773
U.S. Treasury 1.375% 2018	115,525	116,635
U.S. Treasury 1.50% 2018	92,050	93,215
U.S. Treasury 1.00% 2019	34,925	34,407
U.S. Treasury 1.50% 2019	136,926	137,594
U.S. Treasury 1.50% 2019	130,225	130,148
U.S. Treasury 1.50% 2019	80,900	81,601
U.S. Treasury 1.50% 2019	63,200	63,192
U.S. Treasury 1.625% 2019	684,525	690,035
U.S. Treasury 1.625% 2019	627,150	629,232
U.S. Treasury 1.625% 2019	243,150	244,974
U.S. Treasury 1.625% 2019	57,725	58,232
U.S. Treasury 1.75% 2019	215,575	218,000
U.S. Treasury 3.625% 2019[1]	78,000	84,874
U.S. Treasury 1.125% 2020	115,100	112,529
U.S. Treasury 1.25% 2020	377,225	371,951
U.S. Treasury 1.25% 2020	44,275	43,590
U.S. Treasury 1.375% 2020	94,750	93,640
U.S. Treasury 1.375% 2020	74,750	73,801
U.S. Treasury 1.375% 2020	2,300	2,279
U.S. Treasury 1.50% 2020	358,525	356,270
U.S. Treasury 1.625% 2020	4,141	4,137
U.S. Treasury 3.50% 2020	31,850	34,617
U.S. Treasury 2.00% 2021	18,000	18,035
U.S. Treasury 2.125% 2021	205,000	206,285
U.S. Treasury 2.25% 2021	309,300	315,628
U.S. Treasury 2.25% 2021	90,550	92,146
U.S. Treasury 2.25% 2021	44,150	45,025
U.S. Treasury 8.00% 2021	500	682
U.S. Treasury 1.50% 2022	160,000	154,699
U.S. Treasury 1.625% 2022	25,768	24,870
U.S. Treasury 1.625% 2022	23,828	23,067
U.S. Treasury 1.75% 2022	175,000	171,560
U.S. Treasury 1.75% 2022	100,000	97,962
U.S. Treasury 1.75% 2022	30,530	29,901
U.S. Treasury 1.875% 2022	129,750	128,117
U.S. Treasury 2.125% 2022	140,000	140,405
U.S. Treasury 1.75% 2023	41,975	40,532
U.S. Treasury 2.00% 2023	18,279	18,050
The Bond Fund of America — Page 1 of 41

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.75% 2023	$10,250	$10,636
U.S. Treasury 2.25% 2024	62,686	62,162
U.S. Treasury 2.00% 2025	366,675	355,440
U.S. Treasury 2.125% 2025	287,722	281,901
U.S. Treasury 6.875% 2025	77,500	109,499
U.S. Treasury 4.50% 2036	84,207	105,522
U.S. Treasury 2.75% 2042	4,300	3,982
U.S. Treasury 2.875% 2043	118,300	112,256
U.S. Treasury 3.625% 2043	80,225	87,859
U.S. Treasury 3.125% 2044	18,950	18,897
U.S. Treasury 3.625% 2044	52,750	57,745
U.S. Treasury 2.50% 2045	150,688	132,052
U.S. Treasury 3.00% 2045	466,785	455,424
		7,453,815
U.S. Treasury inflation-protected securities 5.30%
U.S. Treasury Inflation-Protected Security 0.125% 2016[2]	69,909	65,540
U.S. Treasury Inflation-Protected Security 2.00% 2016[2]	28,419	24,189
U.S. Treasury Inflation-Protected Security 2.50% 2016[2]	755	668
U.S. Treasury Inflation-Protected Security 2.375% 2017[2]	27,527	24,606
U.S. Treasury Inflation-Protected Security 0.125% 2020[2]	25,517	25,460
U.S. Treasury Inflation-Protected Security 0.125% 2022[2]	18,227	17,576
U.S. Treasury Inflation-Protected Security 0.125% 2023[2]	34,817	33,362
U.S. Treasury Inflation-Protected Security 0.375% 2023[2]	13,694	13,508
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	121,208	118,157
U.S. Treasury Inflation-Protected Security 0.625% 2024[2]	70,377	70,550
U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	483,019	473,899
U.S. Treasury Inflation-Protected Security 2.00% 2026[2]	27,708	26,650
U.S. Treasury Inflation-Protected Security 1.75% 2028[2]	5,357	5,364
U.S. Treasury Inflation-Protected Security 0.75% 2042[2]	72,356	63,190
U.S. Treasury Inflation-Protected Security 0.625% 2043[2]	80,189	68,723
U.S. Treasury Inflation-Protected Security 1.375% 2044[2]	218,923	228,812
U.S. Treasury Inflation-Protected Security 0.75% 2045[2]	259,177	234,107
		1,494,361
Total U.S. Treasury bonds & notes		8,948,176
Corporate bonds & notes 27.39% Financials 7.41%
ACE INA Holdings Inc. 2.60% 2015	19,990	20,131
ACE INA Holdings Inc. 3.15% 2025	4,360	4,258
Alexandria Real Estate Equities, Inc. 2.75% 2020	2,540	2,513
Alexandria Real Estate Equities, Inc. 3.90% 2023	4,250	4,234
Alexandria Real Estate Equities, Inc. 4.50% 2029	755	757
Allianz SE, 5.625% 2042	€1,200	1,575
Allianz SE, 4.75% (undated)	800	962
American Campus Communities, Inc. 3.75% 2023	$17,460	17,152
American Campus Communities, Inc. 4.125% 2024	6,310	6,310
American Express Co. 6.15% 2017	150	164
American Express Co. 1.55% 2018	15,500	15,385
American Express Credit Co. 1.55% 2017	5,090	5,107
American International Group, Inc. 2.30% 2019	5,825	5,816
American International Group, Inc. 3.375% 2020	3,000	3,106
American International Group, Inc. 4.125% 2024	3,280	3,405
The Bond Fund of America — Page 2 of 41

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
American International Group, Inc. 3.875% 2035	$2,250	$2,039
American International Group, Inc. 4.50% 2044	2,510	2,388
American Tower Corp. 3.40% 2019	18,075	18,500
American Tower Corp. 5.90% 2021	2,000	2,254
ANZ National (International) Ltd. 3.125% 2015[3]	16,500	16,546
Assicurazioni Generali SPA 7.75% 2042	€3,000	4,005
Assicurazioni Generali SPA 10.125% 2042	3,700	5,471
AvalonBay Communities, Inc. 3.625% 2020	$10,345	10,781
AXA SA 8.60% 2030	6,715	9,033
AXA SA, Series B, junior subordinated 6.379% (undated)[3]	5,065	5,321
Banco de Crédito del Perú 5.375% 2020[3]	880	957
Bank of America Corp., Series L, 3.625% 2016	9,700	9,881
Bank of America Corp. 3.75% 2016	11,890	12,191
Bank of America Corp. 1.25% 2017	13,000	12,992
Bank of America Corp. 2.60% 2019	19,400	19,615
Bank of America Corp., Series L, 2.65% 2019	24,300	24,593
Bank of America Corp., Series L, 2.25% 2020	15,300	15,025
Bank of America Corp. 5.625% 2020	10,500	11,834
Bank of America Corp. 3.30% 2023	6,815	6,714
Bank of America Corp. 4.00% 2024	12,835	13,066
Bank of America Corp., Series L, 3.95% 2025	31,605	30,542
Bank of America Corp., Series AA, 6.10% (undated)	2,250	2,225
Bank of New York Mellon Corp., Series G, 2.50% 2016	16,000	16,171
Barclays Bank PLC 2.50% 2019	6,210	6,238
Barclays Bank PLC 6.00% 2021	€6,800	8,991
Barclays Bank PLC 10.179% 2021[3]	$14,225	18,891
Barclays Bank PLC 3.65% 2025	29,755	28,206
BB&T Corp. 1.00% 2017	13,000	12,970
BB&T Corp. 2.45% 2020	37,600	37,677
BBVA Bancomer SA 4.50% 2016[3]	1,250	1,279
BBVA Bancomer SA 6.50% 2021[3]	2,355	2,555
Berkshire Hathaway Finance Corp. 4.30% 2043	1,000	967
Berkshire Hathaway Inc. 2.20% 2016	14,000	14,230
Berkshire Hathaway Inc. 2.00% 2018	5,210	5,284
BNP Paribas 3.60% 2016	14,000	14,252
BPCE SA group 5.70% 2023[3]	22,130	23,394
BPCE SA group 5.15% 2024[3]	9,845	9,990
BPCE SA group 4.50% 2025[3]	8,845	8,557
Brandywine Operating Partnership, LP 5.70% 2017	25	27
Brandywine Operating Partnership, LP 3.95% 2023	100	99
Charles Schwab Corp, 2.20% 2018	1,390	1,410
CIT Group Inc. 3.875% 2019	2,100	2,090
Citigroup Inc. 1.70% 2018	14,750	14,658
Citigroup Inc., Series P, 5.95% (undated)	5,000	4,831
Citigroup Inc. 4.587% 2015	13,200	13,426
Citigroup Inc. 3.953% 2016	8,300	8,523
Citigroup Inc. 2.55% 2019	15,080	15,209
Citigroup Inc. 8.50% 2019	5,695	6,947
Citigroup Inc. 2.40% 2020	26,880	26,611
Citigroup Inc. 3.30% 2025	2,400	2,309
Citigroup Inc. 4.40% 2025	12,825	12,783
CME Group Inc. 5.30% 2043	11,850	13,058
CNA Financial Corp. 7.35% 2019	2,770	3,278
CNA Financial Corp. 3.95% 2024	6,705	6,662
The Bond Fund of America — Page 3 of 41

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Communications Sales & Leasing, Inc. 6.00% 2023[3]	$700	$686
Communications Sales & Leasing, Inc. 8.25% 2023[3]	700	690
Communications Sales & Leasing, Inc., Term Loan B, 5.00% 2022[4,5,6]	1,100	1,080
Corporate Office Properties LP 5.00% 2025	6,320	6,337
Corporate Office Properties Trust 3.60% 2023	2,834	2,592
Credit Agricole SA 4.375% 2025[3]	15,695	15,066
Credit Suisse Group AG 1.375% 2017	9,400	9,394
Credit Suisse Group AG 2.30% 2019	9,400	9,382
Credit Suisse Group Funding (Guernsey) Ltd. 4.875% 2045[3]	3,000	2,887
Crescent Resources 10.25% 2017[3]	1,425	1,518
DCT Industrial Trust Inc. 4.50% 2023	10,030	10,216
DDR Corp. 3.625% 2025	3,745	3,598
Developers Diversified Realty Corp. 9.625% 2016	18,706	19,737
Developers Diversified Realty Corp. 7.50% 2017	16,896	18,526
Developers Diversified Realty Corp. 4.75% 2018	1,225	1,307
Developers Diversified Realty Corp. 7.875% 2020	9,047	11,077
Discover Financial Services 2.00% 2018	5,200	5,188
Discover Financial Services 4.20% 2023	12,283	12,438
Eole Finance SPC, 2.341% 2024[3,5]	1,791	1,781
EPR Properties 4.50% 2025	7,700	7,565
ERP Operating LP 7.125% 2017	595	667
ERP Operating LP 4.50% 2044	3,900	3,800
ERP Operating LP 4.50% 2045	8,325	8,088
Essex Portfolio L.P. 3.625% 2022	4,370	4,383
Essex Portfolio L.P. 3.25% 2023	4,935	4,754
Essex Portfolio L.P. 3.875% 2024	10,710	10,842
Essex Portfolio L.P. 3.50% 2025	6,315	6,119
Franklin Resources, Inc. 1.375% 2017	2,700	2,701
Franklin Resources, Inc. 2.80% 2022	1,300	1,289
Goldman Sachs Group, Inc. 3.625% 2016	27,625	28,063
Goldman Sachs Group, Inc. 1.071% 2017[4]	8,000	8,014
Goldman Sachs Group, Inc. 2.55% 2019	20,200	20,244
Goldman Sachs Group, Inc. 2.60% 2020	11,060	11,002
Goldman Sachs Group, Inc. 5.25% 2021	3,300	3,664
Goldman Sachs Group, Inc. 5.75% 2022	5,000	5,686
Goldman Sachs Group, Inc. 3.625% 2023	14,095	14,003
Goldman Sachs Group, Inc. 3.85% 2024	15,280	15,314
Goldman Sachs Group, Inc. 4.00% 2024	5,000	5,064
Goldman Sachs Group, Inc. 3.50% 2025	36,773	35,651
Goldman Sachs Group, Inc. 3.75% 2025	28,855	28,466
Goldman Sachs Group, Inc. 5.15% 2045	1,200	1,158
Goldman Sachs Group, Inc., Series M, junior subordinated 5.375% (undated)	5,300	5,247
Goodman Funding Pty Ltd. 6.375% 2020[3]	7,425	8,490
Goodman Funding Pty Ltd. 6.00% 2022[3]	20,000	22,369
HBOS PLC 6.75% 2018[3]	19,610	21,781
Hospitality Properties Trust 6.30% 2016	28,918	29,524
Hospitality Properties Trust 6.70% 2018	28,250	30,647
Hospitality Properties Trust 5.00% 2022	10,800	11,249
Hospitality Properties Trust 4.50% 2023	11,265	11,246
Hospitality Properties Trust 4.50% 2025	2,280	2,244
HSBC Bank PLC 1.50% 2018[3]	12,650	12,569
HSBC Holdings PLC 4.125% 2020[3]	9,453	10,146
HSBC Holdings PLC 6.10% 2042	5,920	7,198
HSBK (Europe) BV 7.25% 2021[3]	6,710	6,887
The Bond Fund of America — Page 4 of 41

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Icahn Enterprises Finance Corp. 3.50% 2017	$4,850	$4,892
Intercontinentalexchange, Inc. 2.50% 2018	1,735	1,773
Intesa Sanpaolo SpA 5.017% 2024[3]	24,060	23,385
iStar Financial Inc. 4.00% 2017	1,675	1,652
iStar Financial Inc., Series B, 9.00% 2017	6,000	6,548
JPMorgan Chase & Co. 1.35% 2017	13,000	13,013
JPMorgan Chase & Co. 1.625% 2018	5,680	5,646
JPMorgan Chase & Co. 2.25% 2020	30,645	30,134
JPMorgan Chase & Co. 2.75% 2020	18,530	18,529
JPMorgan Chase & Co. 3.125% 2025	7,500	7,158
JPMorgan Chase & Co. 4.95% 2045	4,500	4,375
JPMorgan Chase & Co., Series Z, junior subordinated 5.30% (undated)	11,560	11,503
Keybank National Association 2.50% 2019	13,500	13,556
Kimco Realty Corp., Series C, 5.783% 2016	9,000	9,278
Kimco Realty Corp. 5.70% 2017	15,450	16,602
Kimco Realty Corp. 4.30% 2018	10,000	10,630
Kimco Realty Corp. 6.875% 2019	5,440	6,355
Leucadia National Corp. 5.50% 2023	4,695	4,802
Liberty Mutual Group Inc. 6.70% 2016[3]	6,250	6,631
Lloyds Banking Group PLC 2.30% 2018	1,010	1,022
Lloyds Banking Group PLC 6.50% 2020[3]	4,400	5,073
Lloyds Banking Group PLC 4.50% 2024	20,200	20,221
Lloyds Banking Group PLC 3.50% 2025	3,300	3,242
Merrill Lynch & Co., Inc. 4.625% 2018	€6,280	7,772
MetLife Global Funding I 2.30% 2019[3]	$12,815	12,897
MetLife Global Funding I 2.00% 2020[3]	14,815	14,604
MetLife Inc 5.25% 2049	23,400	23,254
Metlife, Inc. 3.60% 2024	6,190	6,241
Morgan Stanley 3.80% 2016	8,850	9,045
Morgan Stanley 2.125% 2018	12,870	12,956
Morgan Stanley 2.375% 2019	12,350	12,267
Morgan Stanley 2.80% 2020	40,550	40,650
Morgan Stanley 3.70% 2024	8,595	8,558
National Australia Bank 2.40% 2019[3]	3,095	3,103
New York Life Global Funding 2.10% 2019[3]	17,000	17,079
New York Life Global Funding 1.95% 2020[3]	2,190	2,157
NN Group NV, 4.50% (undated)	€8,750	9,715
Nordea Bank AB 4.875% 2021[3]	$7,825	8,473
Northern Trust Corp. 5.85% 2017[3]	1,050	1,162
Ocwen Financial Corp. 7.125% 2019[3]	1,500	1,410
Piedmont Operating Partnership LP 3.40% 2023	2,800	2,646
PNC Bank 2.40% 2019	26,000	26,167
PNC Bank 2.30% 2020	12,500	12,419
PNC Bank 3.25% 2025	2,500	2,434
PNC Financial Services Group, Inc. 2.854% 2022	19,960	19,556
PNC Financial Services Group, Inc. 3.90% 2024	2,350	2,375
PNC Funding Corp. 3.30% 2022	8,000	8,136
PNC Preferred Funding Trust I, junior subordinated 1.921% (undated)[3,4]	12,700	11,620
Prologis, Inc. 2.75% 2019	8,200	8,320
Prologis, Inc. 3.35% 2021	15,250	15,582
Prologis, Inc. 4.25% 2023	6,390	6,560
Prudential Financial, Inc. 2.30% 2018	2,895	2,920
Prudential Financial, Inc. 3.50% 2024	16,300	16,134
Prudential Financial, Inc. 4.60% 2044	2,900	2,813
The Bond Fund of America — Page 5 of 41

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
QBE Insurance Group Ltd. 2.40% 2018[3]	$18,590	$18,696
Rabobank Nederland 2.25% 2019	13,000	13,087
Rabobank Nederland 4.625% 2023	23,535	24,292
Rabobank Nederland 3.375% 2025	6,150	5,998
Realogy Corp. 4.50% 2019[3]	4,250	4,315
Realogy Corp. 5.25% 2021[3]	1,025	1,042
Realogy Corp., LOC, 4.40% 2016[4,5,6]	13	13
Regions Financial Corp. 2.00% 2018	5,850	5,847
Royal Bank of Scotland PLC 5.625% 2020	6,435	7,249
RSA Insurance Group PLC 9.375% 2039	£5,140	9,663
Scentre Group 2.375% 2019[3]	$6,170	6,149
Scentre Group 2.375% 2021[3]	11,410	11,103
Scentre Group 3.25% 2025[3]	1,825	1,741
Scentre Group 3.50% 2025[3]	19,000	18,657
Select Income REIT 2.85% 2018	6,400	6,487
Select Income REIT 4.15% 2022	14,710	14,567
Select Income REIT 4.50% 2025	3,295	3,185
Simon Property Group, LP 10.35% 2019	8,995	11,424
Skandinaviska Enskilda 2.45% 2020[3]	21,050	20,989
Sovereign Bancorp, Inc. 8.75% 2018	1,880	2,192
Svenska Handelsbanken AB 2.25% 2019	11,100	11,173
Swiss RE Treasury 2.875% 2022[3]	4,025	3,899
UDR, Inc. 3.70% 2020	1,430	1,484
Unum Group 7.125% 2016	10,100	10,789
Unum Group 5.625% 2020	345	389
UnumProvident Finance Co. PLC 6.85% 2015[3]	1,224	1,250
US Bancorp., Series T, 1.65% 2017	13,000	13,158
US Bancorp. 3.70% 2024	2,575	2,665
VEB Finance Ltd. 6.902% 2020[3]	9,100	8,918
VEB Finance Ltd. 6.80% 2025[3]	500	455
WEA Finance LLC 1.75% 2017[3]	4,750	4,765
WEA Finance LLC 2.70% 2019[3]	15,940	15,967
WEA Finance LLC 3.75% 2024[3]	19,660	19,440
Wells Fargo & Co. 3.676% 2016	14,000	14,382
Wells Fargo & Co. 2.15% 2020	14,000	13,873
Wells Fargo & Co. 3.90% 2045	2,800	2,516
Westpac Banking Corp. 3.00% 2015	14,400	14,555
		2,089,474
Health care 4.96%
AbbVie Inc. 1.80% 2018	6,400	6,381
AbbVie Inc. 2.50% 2020	30,420	30,129
AbbVie Inc. 2.90% 2022	34,595	33,523
AbbVie Inc. 3.20% 2022	3,345	3,314
AbbVie Inc. 3.60% 2025	52,250	51,669
AbbVie Inc. 4.50% 2035	32,755	32,051
AbbVie Inc. 4.40% 2042	4,915	4,652
AbbVie Inc. 4.70% 2045	35,015	34,670
Actavis Funding SCS 2.35% 2018	25,100	25,250
Actavis Funding SCS 3.00% 2020	30,580	30,739
Actavis Funding SCS 3.45% 2022	30,940	30,664
Actavis Funding SCS 3.80% 2025	29,570	29,061
Actavis Funding SCS 4.55% 2035	25,030	23,802
Actavis Funding SCS 4.75% 2045	6,120	5,823
The Bond Fund of America — Page 6 of 41

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Aetna Inc. 1.50% 2017	$4,875	$4,889
Amgen Inc. 2.125% 2020	7,500	7,346
Amgen Inc. 2.70% 2022	3,270	3,163
Amgen Inc. 3.125% 2025	21,900	20,731
Amgen Inc. 4.40% 2045	9,100	8,441
Baxalta Inc. 4.00% 2025[3]	19,985	19,895
Baxalta Inc. 5.25% 2045[3]	10,155	10,197
Bayer AG 2.375% 2019[3]	17,175	17,233
Bayer AG 3.375% 2024[3]	17,115	17,020
Baylor Scott & White Holdings 4.185% 2045	9,400	8,733
Becton, Dickinson and Co. 1.80% 2017	8,500	8,504
Becton, Dickinson and Co. 2.675% 2019	13,285	13,287
Becton, Dickinson and Co. 3.734% 2024	11,015	10,983
Becton, Dickinson and Co. 4.685% 2044	10,005	9,791
Biogen Idec Inc. 6.875% 2018	5,000	5,658
Boston Scientific Corp. 2.85% 2020	10,015	10,005
Boston Scientific Corp. 6.00% 2020	8,075	9,146
Boston Scientific Corp. 3.375% 2022	18,500	18,124
Boston Scientific Corp. 3.85% 2025	9,500	9,222
Cardinal Health, Inc. 1.90% 2017	5,650	5,700
Cardinal Health, Inc. 1.70% 2018	2,210	2,201
Catholic Health Initiatives, Series 2012, 1.60% 2017	1,250	1,248
Celgene Corp. 3.625% 2024	21,300	21,315
Celgene Corp. 4.625% 2044	18,880	18,020
Centene Corp. 4.75% 2022	2,300	2,380
ConvaTec Finance International SA 8.25% 2019[3,7]	3,025	2,983
DaVita HealthCare Partners Inc. 5.00% 2025	1,765	1,703
DENTSPLY International Inc. 2.75% 2016	5,620	5,711
Dignity Health 3.125% 2022	4,100	4,023
DJO Finance LLC 10.75% 2020[3]	5,175	5,330
DJO Finco Inc. 8.125% 2021[3]	2,715	2,803
EMD Finance LLC 2.40% 2020[3]	36,060	35,867
EMD Finance LLC 2.95% 2022[3]	22,195	21,736
EMD Finance LLC 3.25% 2025[3]	54,485	52,866
Express Scripts Inc. 3.125% 2016	15,127	15,378
Express Scripts Inc. 2.65% 2017	5,500	5,600
Gilead Sciences, Inc. 3.70% 2024	12,810	13,086
Gilead Sciences, Inc. 3.50% 2025	13,960	13,976
Gilead Sciences, Inc. 4.80% 2044	2,760	2,852
Gilead Sciences, Inc. 4.50% 2045	2,900	2,885
HCA Inc. 3.75% 2019	1,375	1,389
Humana Inc. 3.85% 2024	10,950	10,911
Humana Inc. 4.95% 2044	12,605	12,371
inVentiv Health Inc. 11.00% 2018[3]	6,145	5,930
inVentiv Health Inc. 12.00% 2018[3,7]	8,926	8,863
Jaguar Holding Co. 9.375% 2017[3,7]	465	476
Kindred Healthcare, Inc. 8.00% 2020[3]	625	670
Kinetic Concepts, Inc. 10.50% 2018	9,815	10,502
Kinetic Concepts, Inc. 12.50% 2019	1,960	2,122
Laboratory Corporation of America Holdings 3.20% 2022	2,055	2,027
Laboratory Corporation of America Holdings 3.60% 2025	11,350	10,839
Laboratory Corporation of America Holdings 4.70% 2045	20,110	18,368
Mallinckrodt PLC 4.875% 2020[3]	1,035	1,057
McKesson Corp. 3.25% 2016	1,580	1,604
The Bond Fund of America — Page 7 of 41

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
McKesson Corp. 1.40% 2018	$370	$366
McKesson Corp. 2.284% 2019	11,850	11,849
McKesson Corp. 3.796% 2024	7,845	7,939
Medco Health Solutions, Inc. 2.75% 2015	10,310	10,353
Medtronic, Inc. 2.50% 2020[3]	21,070	21,101
Medtronic, Inc. 3.50% 2025[3]	43,400	43,309
Medtronic, Inc. 4.375% 2035[3]	4,880	4,837
Medtronic, Inc. 4.625% 2045[3]	31,460	31,805
Memorial Sloan-Kettering Cancer Center 4.20% 2055	1,000	902
Merck & Co., Inc. 2.80% 2023	17,590	17,302
Merck & Co., Inc. 2.75% 2025	15,810	15,156
Merck & Co., Inc. 3.70% 2045	11,495	10,254
Multiplan Inc., Term Loan B, 3.75% 2021[4,5,6]	4,926	4,908
Novartis Capital Corp. 3.40% 2024	8,780	8,914
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[4,5,6]	2,653	2,605
Pfizer Inc. 3.40% 2024	5,210	5,249
Pfizer Inc. 7.20% 2039	7,824	10,780
PRA Holdings, Inc. 9.50% 2023[3]	978	1,098
Quest Diagnostics Inc. 4.70% 2045	470	417
Quintiles Transnational Corp. 4.875% 2023[3]	580	584
Roche Holdings, Inc. 2.25% 2019[3]	30,220	30,422
Roche Holdings, Inc. 6.00% 2019[3]	6,657	7,598
Roche Holdings, Inc. 2.875% 2021[3]	6,500	6,552
Roche Holdings, Inc. 3.35% 2024[3]	4,880	4,925
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[4,5,6,8]	3,537	3,519
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[4,5,6,8]	2,715	2,701
Rotech Healthcare Inc., Term Loan, 13.00% 2020[4,5,6,7,8]	6,156	6,126
Tenet Healthcare Corp., First Lien, 4.75% 2020	1,035	1,056
Tenet Healthcare Corp., First Lien, 6.00% 2020	6,330	6,765
Tenet Healthcare Corp. 6.75% 2023[3]	795	812
Thermo Fisher Scientific Inc. 1.30% 2017	14,130	14,110
Thermo Fisher Scientific Inc. 2.40% 2019	6,666	6,660
Thermo Fisher Scientific Inc. 3.30% 2022	2,875	2,842
Thermo Fisher Scientific Inc. 4.15% 2024	18,290	18,645
Thermo Fisher Scientific Inc. 5.30% 2044	2,710	2,865
Trinity Health Corp 4.125% 2045	2,000	1,845
UnitedHealth Group Inc. 0.85% 2015	5,525	5,530
UnitedHealth Group Inc. 1.40% 2017	6,095	6,103
UnitedHealth Group Inc. 6.00% 2017	17,920	19,520
UnitedHealth Group Inc. 2.875% 2023	7,015	6,751
VPI Escrow Corp. 6.75% 2018[3]	2,375	2,495
VPI Escrow Corp. 6.375% 2020[3]	6,480	6,840
VRX Escrow Corp. 6.125% 2025[3]	2,825	2,917
VWR Funding, Inc. 7.25% 2017	4,075	4,223
WellPoint, Inc. 2.30% 2018	6,680	6,721
WellPoint, Inc. 2.25% 2019	18,500	18,280
Zimmer Holdings, Inc. 2.00% 2018	10,800	10,806
Zimmer Holdings, Inc. 2.70% 2020	15,340	15,264
Zimmer Holdings, Inc. 3.15% 2022	26,626	26,206
Zimmer Holdings, Inc. 3.55% 2025	46,950	45,533
Zimmer Holdings, Inc. 4.25% 2035	4,150	3,839
Zimmer Holdings, Inc. 4.45% 2045	13,685	12,556
		1,399,643
The Bond Fund of America — Page 8 of 41

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy 3.35%	Principal amount (000)	Value (000)
Alpha Natural Resources, Inc. 7.50% 2020[3]	$2,950	$752
Alpha Natural Resources, Inc. 7.50% 2020[3]	1,204	307
American Energy (Marcellus), Term Loan B, 5.25% 2020[4,5,6]	2,300	1,793
American Energy (Marcellus), Term Loan A, 8.50% 2021[4,5,6]	625	344
American Energy (Permian Basin) 7.125% 2020[3]	600	414
American Energy (Permian Basin) 7.375% 2021[3]	500	342
Anadarko Petroleum Corp. 5.95% 2016	13,500	14,234
Anadarko Petroleum Corp. 6.375% 2017	12,500	13,721
Anadarko Petroleum Corp. 8.70% 2019	6,860	8,296
Anadarko Petroleum Corp. 6.45% 2036	685	791
Anadarko Petroleum Corp. 6.20% 2040	635	716
APT Pipelines Ltd. 4.20% 2025[3]	6,100	5,968
BG Energy Capital PLC 2.50% 2015[3]	7,200	7,251
BG Energy Capital PLC 2.875% 2016[3]	8,635	8,814
Boardwalk Pipeline Partners 3.375% 2023	5,000	4,536
Boardwalk Pipelines, LP 4.95% 2024	5,555	5,450
Bonanza Creek Energy, Inc. 6.75% 2021	525	500
Bonanza Creek Energy, Inc. 5.75% 2023	750	677
BP Capital Markets PLC 0.696% 2016[4]	13,380	13,380
Canadian Natural Resources Ltd. 3.45% 2021	6,185	6,268
Canadian Natural Resources Ltd. 3.80% 2024	1,780	1,761
Cenovus Energy Inc. 3.00% 2022	19,115	18,084
Cenovus Energy Inc. 3.80% 2023	8,285	8,190
Chesapeake Energy Corp. 4.875% 2022	1,050	919
Chevron Corp. 2.355% 2022	7,500	7,175
Chevron Corp. 2.411% 2022	4,360	4,239
CNOOC Finance (2013) Ltd. 3.00% 2023	2,615	2,478
Columbia Pipeline Partners LP 2.45% 2018[3]	7,500	7,559
Columbia Pipeline Partners LP 3.30% 2020[3]	1,350	1,356
Columbia Pipeline Partners LP 4.50% 2025[3]	9,295	9,174
Columbia Pipeline Partners LP 5.80% 2045[3]	2,755	2,716
CONSOL Energy Inc. 5.875% 2022	575	491
Denbury Resources Inc. 4.625% 2023	1,350	1,137
Devon Energy Corp. 2.25% 2018	10,160	10,190
Devon Energy Corp. 3.25% 2022	12,825	12,680
Devon Energy Corp. 5.00% 2045	3,995	3,945
Diamond Offshore Drilling, Inc. 4.875% 2043	29,775	23,684
Ecopetrol SA 5.875% 2023	1,555	1,637
Ecopetrol SA 5.375% 2026	2,695	2,671
Ecopetrol SA 5.875% 2045	4,730	4,198
Enbridge Energy Partners, LP, Series B, 6.50% 2018	25,120	27,725
Enbridge Energy Partners, LP 9.875% 2019	27,005	33,327
Enbridge Energy Partners, LP 5.20% 2020	1,500	1,618
Enbridge Energy Partners, LP 4.20% 2021	6,100	6,241
Enbridge Energy Partners, LP 5.50% 2040	3,500	3,325
Enbridge Inc. 5.60% 2017	17,750	18,889
Enbridge Inc. 4.00% 2023	22,440	21,861
Enbridge Inc. 3.50% 2024	6,225	5,817
Energy Transfer Partners, LP 4.75% 2026	13,700	13,531
Energy Transfer Partners, LP 6.125% 2045	2,300	2,314
EnLink Midstream Partners, LP 4.40% 2024	10,930	10,964
EnLink Midstream Partners, LP 4.15% 2025	17,935	17,541
EnLink Midstream Partners, LP 5.05% 2045	2,975	2,699
Ensco PLC, 5.20% 2025	1,295	1,283
The Bond Fund of America — Page 9 of 41

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Ensco PLC 5.75% 2044	$1,195	$1,065
Enterprise Products Operating LLC 3.90% 2024	790	794
Enterprise Products Operating LLC 3.75% 2025	7,010	6,874
Enterprise Products Operating LLC 3.70% 2026	5,525	5,380
Enterprise Products Operating LLC 4.85% 2044	1,775	1,670
Enterprise Products Operating LLC 4.90% 2046	1,895	1,788
EP Energy Corp. 6.375% 2023[3]	800	805
Exxon Mobil Corp. 2.397% 2022	22,000	21,581
Gazprom OJSC 6.51% 2022[3]	14,500	14,594
Husky Energy Inc. 6.20% 2017	350	380
Kinder Morgan Energy Partners, LP 6.00% 2017	15,000	15,979
Kinder Morgan Energy Partners, LP 9.00% 2019	4,395	5,281
Kinder Morgan Energy Partners, LP 5.30% 2020	1,250	1,359
Kinder Morgan Energy Partners, LP 6.85% 2020	16,835	19,444
Kinder Morgan Energy Partners, LP 3.50% 2021	955	942
Kinder Morgan Energy Partners, LP 4.15% 2022	5,000	5,010
Kinder Morgan Energy Partners, LP 4.15% 2024	5,530	5,357
Kinder Morgan Energy Partners, LP 4.25% 2024	12,700	12,375
Kinder Morgan Energy Partners, LP 6.95% 2038	2,350	2,526
Kinder Morgan Energy Partners, LP 6.55% 2040	2,000	2,054
Kinder Morgan Energy Partners, LP 5.40% 2044	6,800	6,179
Kinder Morgan Energy Partners, LP 5.50% 2044	1,100	1,028
Kinder Morgan, Inc. 3.05% 2019	6,810	6,804
Kinder Morgan, Inc. 4.30% 2025	30,705	29,822
Kinder Morgan, Inc. 5.30% 2034	6,130	5,667
Kinder Morgan, Inc. 5.55% 2045	17,315	16,007
NGL Energy Partners LP 6.875% 2021	800	836
NGPL PipeCo LLC 9.625% 2019[3]	2,725	2,773
Noble Corp PLC 4.00% 2018	400	410
Noble Corp PLC 5.95% 2025	7,000	6,905
Noble Corp PLC 6.95% 2045	3,830	3,528
Oasis Petroleum Inc. 6.875% 2022	1,500	1,530
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[3,5]	4,801	3,721
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[3,5]	2,868	2,065
PDC Energy Inc. 7.75% 2022	1,250	1,312
Peabody Energy Corp. 6.00% 2018	15,420	7,479
Petrobras Global Finance Co. 6.85% 2115	8,115	6,729
Petróleos Mexicanos 4.50% 2026[3]	6,725	6,590
Petróleos Mexicanos 7.47% 2026	MXN368,250	22,323
Petróleos Mexicanos 5.50% 2044	$16,230	15,013
Petróleos Mexicanos 5.50% 2044[3]	8,410	7,779
Petróleos Mexicanos 5.625% 2046[3]	2,775	2,601
Phillips 66 Partners LP 3.605% 2025	2,570	2,420
Phillips 66 Partners LP 4.68% 2045	205	181
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[3,5]	14,121	12,674
QGOG Constellation SA 6.25% 2019[3]	2,775	2,040
Ras Laffan Liquefied Natural Gas II 5.298% 2020[3,5]	3,150	3,410
Ras Laffan Liquefied Natural Gas III 6.332% 2027[5]	1,000	1,172
Rice Energy Inc. 6.25% 2022	1,075	1,072
Rice Energy Inc. 7.25% 2023[3]	300	309
Sabine Pass Liquefaction, LLC 5.625% 2021	400	410
Sabine Pass Liquefaction, LLC 5.625% 2025[3]	700	696
SandRidge Energy, Inc. 8.75% 2020[3]	875	808
SandRidge Energy, Inc. 7.50% 2023	1,947	833
The Bond Fund of America — Page 10 of 41

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Shell International Finance BV 2.00% 2018	$8,105	$8,196
Shell International Finance BV 2.125% 2020	2,005	2,003
Shell International Finance BV 3.25% 2025	2,900	2,873
SM Energy Co. 5.625% 2025	600	595
Southwestern Energy Co. 4.95% 2025	12,465	12,599
Spectra Energy Partners, LP 2.95% 2018	2,430	2,486
Statoil ASA 0.564% 2018[4]	7,690	7,682
Statoil ASA 2.75% 2021	3,275	3,272
Statoil ASA 3.25% 2024	1,440	1,432
Targa Resources Corp. 4.125% 2019[3]	1,000	995
TC PipeLines, LP 4.375% 2025	18,045	17,833
Teekay Corp. 8.50% 2020	1,000	1,117
Tesoro Logistics LP 5.50% 2019[3]	675	704
Total Capital International 2.10% 2019	13,000	13,083
TransCanada PipeLines Ltd. 6.50% 2018	7,500	8,517
TransCanada PipeLines Ltd., junior subordinated, 5.625% 2075	6,570	6,659
Transocean Inc. 5.05% 2016	2,405	2,507
Transocean Inc. 2.50% 2017	880	856
Transocean Inc. 6.875% 2021	12,570	11,392
Transocean Inc. 4.30% 2022	5,135	3,903
Transportadora de Gas Peru SA 4.25% 2028[3,5]	4,370	4,315
Western Gas Partners LP 2.60% 2018	515	519
Western Gas Partners LP 4.00% 2022	5,370	5,391
Western Gas Partners LP 3.95% 2025	7,315	7,044
Williams Partners LP 5.25% 2020	11,625	12,662
Williams Partners LP 3.60% 2022	7,750	7,529
Williams Partners LP 4.50% 2023	3,975	4,008
Williams Partners LP 4.30% 2024	22,380	22,021
Williams Partners LP 3.90% 2025	7,985	7,507
Williams Partners LP 4.00% 2025	22,855	21,419
Williams Partners LP 5.40% 2044	8,000	7,314
Williams Partners LP 4.90% 2045	3,350	2,875
Williams Partners LP 5.10% 2045	19,565	17,289
Woodside Finance Ltd. 4.60% 2021[3]	9,565	10,249
Woodside Petroleum Ltd. 3.65% 2025[3]	4,700	4,516
YPF Sociedad Anónima 8.50% 2025[3]	7,700	7,642
		945,361
Utilities 2.79%
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2021[3]	1,055	1,223
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[3]	610	608
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036	1,500	1,823
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036[3]	1,000	1,215
Alabama Power Co. 2.80% 2025	3,000	2,875
Alabama Power Co. 3.75% 2045	1,200	1,077
American Electric Power Co. 1.65% 2017	7,180	7,191
American Electric Power Co. 2.95% 2022	14,416	13,997
Berkshire Hathaway Energy Co. 2.40% 2020	12,302	12,251
Berkshire Hathaway Energy Co. 3.50% 2025	8,550	8,518
Berkshire Hathaway Energy Co. 4.50% 2045	12,500	12,216
Cleveland Electric Illuminating Co. 8.875% 2018	12,864	15,634
CMS Energy Corp. 8.75% 2019	12,639	15,580
CMS Energy Corp. 6.25% 2020	10,502	12,166
CMS Energy Corp. 5.05% 2022	19,379	21,337
The Bond Fund of America — Page 11 of 41

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
CMS Energy Corp. 3.875% 2024	$14,475	$14,724
CMS Energy Corp. 4.70% 2043	2,390	2,400
CMS Energy Corp. 4.875% 2044	1,623	1,679
Colbun SA 6.00% 2020[3]	2,400	2,657
Colbun SA 4.50% 2024[3]	2,450	2,450
Comision Federal de Electricidad 4.875% 2024[3]	2,500	2,562
Comision Federal de Electricidad 6.125% 2045[3]	2,000	2,030
Consumers Energy Co., First Mortgage Bonds, 6.70% 2019	747	876
Consumers Energy Co. 5.65% 2020	366	421
Dominion Gas Holdings LLC 2.50% 2019	9,035	9,132
Dominion Gas Holdings LLC 3.60% 2024	16,575	16,502
Dominion Gas Holdings LLC 4.60% 2044	4,250	4,001
Duke Energy Corp. 3.95% 2023	6,098	6,329
Duke Energy Corp. 3.75% 2024	11,314	11,533
Dynegy Finance Inc. 7.375% 2022[3]	700	737
E.ON International Finance BV 5.80% 2018[3]	15,000	16,615
EDP Finance BV 4.125% 2020[3]	30,600	30,959
EDP Finance BV 5.25% 2021[3]	7,000	7,348
Electricité de France SA 4.875% 2044[3]	3,850	4,017
Electricité de France SA 5.25% (undated)[3]	4,750	4,774
Electricité de France SA 6.00% 2114	£1,000	1,950
Empresa Nacional de Electricidad SA 8.625% 2015	$3,000	3,017
Empresa Nacional de Electricidad SA 4.25% 2024	1,500	1,521
Enel Finance International SA 5.125% 2019[3]	2,000	2,193
Enel Finance International SA 6.00% 2039[3]	2,210	2,455
Enel Società per Azioni 8.75% 2073[3]	9,500	11,020
Entergy Arkansas, INC 3.05% 2023	6,100	6,024
Entergy Corp. 4.70% 2017	9,900	10,305
Entergy Corp. 4.00% 2022	1,625	1,638
Eskom Holdings SOC Ltd. 5.75% 2021	11,000	10,835
Exelon Corp. 3.95% 2025	11,100	11,171
Iberdrola Finance Ireland 5.00% 2019[3]	4,000	4,383
Israel Electric Corp. Ltd. 8.10% 2096[3]	6,250	6,859
MidAmerican Energy Holdings Co. 5.75% 2018	35,700	39,508
MidAmerican Energy Holdings Co. 3.75% 2023	5,350	5,478
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	21,035	26,766
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	9,717	11,425
Niagara Mohawk Power Corp. 4.278% 2034[3]	4,000	3,987
Niagara Mohawk Power Corp. 3.508% 2024[3]	10,470	10,488
Northeast Utilities 3.15% 2025	5,710	5,520
Northern States Power Co. 5.25% 2035	2,885	3,257
NRG Energy, Inc. 6.25% 2022	1,050	1,071
NV Energy, Inc 6.25% 2020	31,400	36,379
Ohio Power Co., Series G, 6.60% 2033	1,485	1,855
Ohio Power Co., Series H, 6.60% 2033	735	918
Pacific Gas and Electric Co. 8.25% 2018	4,000	4,797
Pacific Gas and Electric Co. 3.50% 2020	2,547	2,658
Pacific Gas and Electric Co. 2.45% 2022	7,500	7,110
Pacific Gas and Electric Co. 3.25% 2023	16,950	16,850
Pacific Gas and Electric Co. 3.85% 2023	4,125	4,281
Pacific Gas and Electric Co. 3.40% 2024	9,395	9,391
Pacific Gas and Electric Co. 3.75% 2024	2,870	2,954
Pacific Gas and Electric Co. 3.75% 2042	200	175
Pacific Gas and Electric Co. 4.30% 2045	8,150	7,830
The Bond Fund of America — Page 12 of 41

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
PacifiCorp., First Mortgage Bonds, 2.95% 2023	$2,341	$2,324
PacifiCorp. 3.35% 2025	7,150	7,153
PacifiCorp., First Mortgage Bonds, 5.25% 2035	1,119	1,244
PG&E Corp. 2.40% 2019	7,445	7,456
Progress Energy, Inc. 7.05% 2019	8,590	9,986
Progress Energy, Inc. 7.00% 2031	2,500	3,153
Progress Energy, Inc. 7.75% 2031	5,823	7,860
Public Service Co. of Colorado 5.80% 2018	9,606	10,800
Public Service Co. of Colorado 5.125% 2019	1,486	1,664
Public Service Co. of Colorado 3.20% 2020	7,051	7,349
Public Service Co. of Colorado 2.90% 2025	5,000	4,843
Public Service Electric and Gas Co., Series E, 5.30% 2018	2,190	2,416
Public Service Electric and Gas Co. 2.00% 2019	9,240	9,223
Public Service Electric and Gas Co., 2.375% 2023	800	762
Public Service Electric and Gas Co., 3.05% 2024	5,300	5,242
Public Service Electric and Gas Co. 3.00% 2025	3,900	3,823
Puget Sound Energy Inc. 6.724% 2036	2,250	2,931
Puget Sound Energy, Inc., First Lien, 6.50% 2020	12,211	14,298
Puget Sound Energy, Inc., First Lien, 6.00% 2021	12,805	14,678
Puget Sound Energy, Inc., First Lien, 5.625% 2022	16,164	18,173
Puget Sound Energy, Inc., First Lien, 3.65% 2025[3]	1,611	1,578
Southern California Edison Co., 1.845% 2022[5]	11,675	11,662
Southern Co. 2.15% 2019	9,325	9,231
Tampa Electric Co. 2.60% 2022	4,575	4,413
Teco Finance, Inc. 5.15% 2020	11,923	13,293
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[3,5]	887	934
Virginia Electric and Power Co., Series B, 5.95% 2017	8,000	8,791
Virginia Electric and Power Co. 1.20% 2018	9,600	9,567
Virginia Electric and Power Co. 2.95% 2022	3,535	3,524
Virginia Electric and Power Co. 3.10% 2025	4,300	4,240
Virginia Electric and Power Co. 8.875% 2038	3,000	4,618
Virginia Electric and Power Co. 4.45% 2044	9,500	9,527
Virginia Electric and Power Co. 4.20% 2045	385	371
Wisconsin Energy Corp. 3.55% 2025	2,000	1,996
Xcel Energy Inc 4.80% 2041	455	472
Xcel Energy Inc. 4.70% 2020	8,525	9,300
Xcel Energy Inc. 3.30% 2025	5,249	5,159
Xcel Energy Inc. 6.50% 2036	5,131	6,409
		785,989
Consumer discretionary 2.69%
Amazon.com, Inc. 3.80% 2024	10,875	10,921
American Honda Finance Corp. 2.25% 2019	13,500	13,589
CBS Corp. 1.95% 2017	2,000	2,019
CBS Corp. 2.30% 2019	6,250	6,178
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[3]	6,175	6,156
Comcast Corp. 5.875% 2018	7,320	8,122
Comcast Corp. 5.15% 2020	7,500	8,441
Comcast Corp. 3.375% 2025	15,265	15,071
Comcast Corp. 4.65% 2042	7,285	7,294
Comcast Corp. 4.75% 2044	10,700	10,848
Comcast Corp. 4.60% 2045	14,250	14,108
DaimlerChrysler North America Holding Corp. 1.25% 2016[3]	6,250	6,269
DaimlerChrysler North America Holding Corp. 2.625% 2016[3]	7,250	7,372
The Bond Fund of America — Page 13 of 41

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
DaimlerChrysler North America Holding Corp. 1.375% 2017[3]	$13,080	$13,063
DaimlerChrysler North America Holding Corp. 1.115% 2018[3,4]	7,500	7,569
DaimlerChrysler North America Holding Corp. 1.875% 2018[3]	13,450	13,478
DaimlerChrysler North America Holding Corp. 2.375% 2018[3]	7,700	7,806
DaimlerChrysler North America Holding Corp. 2.25% 2020[3]	12,318	12,166
DaimlerChrysler North America Holding Corp. 2.875% 2021[3]	26,250	26,467
DaimlerChrysler North America Holding Corp. 3.25% 2024[3]	8,175	8,152
DaimlerChrysler North America Holding Corp. 3.30% 2025[3]	16,500	16,246
DaimlerChrysler North America Holding Corp. 8.50% 2031	3,000	4,405
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 5.15% 2042	2,700	2,541
DISH DBS Corp. 4.25% 2018	5,500	5,610
Dollar General Corp. 4.125% 2017	938	981
Dollar General Corp. 1.875% 2018	1,817	1,809
Ford Motor Co. 4.75% 2043	2,500	2,441
Ford Motor Credit Co. 1.70% 2016	10,500	10,515
Ford Motor Credit Co. 2.50% 2016	9,000	9,074
Ford Motor Credit Co. 2.145% 2018	11,615	11,665
Ford Motor Credit Co. 2.375% 2018	11,550	11,659
Ford Motor Credit Co. 2.375% 2019	22,325	22,257
Ford Motor Credit Co. 2.597% 2019	21,820	21,666
Ford Motor Credit Co. 2.459% 2020	8,040	7,903
Ford Motor Credit Co. 3.219% 2022	8,750	8,655
Gannett Co., Inc. 4.875% 2021[3]	610	607
General Motors Co. 4.00% 2025	1,745	1,723
General Motors Co. 5.00% 2035	18,395	18,117
General Motors Financial Co. 3.50% 2019	3,715	3,797
General Motors Financial Co. 4.375% 2021	9,100	9,455
General Motors Financial Co. 3.45% 2022	18,855	18,463
George Washington University 4.868% 2045	9,990	10,006
Grupo Televisa, SAB 6.625% 2040	5,200	6,055
Grupo Televisa, SAB 7.25% 2043	MXN25,290	1,380
Home Depot, Inc. 2.00% 2019	$17,500	17,535
Home Depot, Inc. 4.40% 2021	7,500	8,271
Home Depot, Inc. 2.625% 2022	5,000	4,924
Home Depot, Inc. 4.25% 2046	27,700	26,859
Hyundai Capital America 2.60% 2020[3]	2,445	2,446
Hyundai Capital Services Inc. 2.625% 2020[3]	1,055	1,051
iHeartCommunications, Inc. 10.625% 2023[3]	1,315	1,249
MGM Resorts International 8.625% 2019	1,300	1,476
NBC Universal Enterprise, Inc. 0.960% 2018[3,4]	10,425	10,480
NBC Universal Enterprise, Inc. 1.974% 2019[3]	7,175	7,123
NBC Universal Enterprise, Inc. 5.25% (undated)[3]	17,895	19,081
NBCUniversal Media, LLC 2.875% 2016	15,000	15,232
NBCUniversal Media, LLC 2.875% 2023	5,000	4,858
Neiman Marcus Group LTD Inc. 8.00% 2021[3]	425	451
News America Inc. 6.90% 2019	12,750	14,807
PETsMART, Inc. 7.125% 2023[3]	400	420
RCI Banque 3.50% 2018[3]	18,500	19,220
Seminole Tribe of Florida 7.804% 2020[3,5]	5,705	6,119
Sotheby’s Holdings, Inc. 5.25% 2022[3]	525	517
Stackpole Intl. 7.75% 2021[3]	180	178
Starbucks Corp. 2.70% 2022	7,650	7,628
Starbucks Corp. 4.30% 2045	3,565	3,511
Thomson Reuters Corp. 1.30% 2017	1,890	1,886
The Bond Fund of America — Page 14 of 41

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Thomson Reuters Corp. 1.65% 2017	$14,825	$14,826
Thomson Reuters Corp. 6.50% 2018	25,855	29,181
Thomson Reuters Corp. 4.30% 2023	8,805	9,113
Thomson Reuters Corp. 5.65% 2043	1,905	2,021
Time Warner Cable Inc. 6.75% 2018	11,650	12,991
Time Warner Inc. 3.60% 2025	14,200	13,819
Time Warner Inc. 6.20% 2040	9,450	10,738
Toyota Motor Credit Corp. 1.45% 2018	2,000	2,002
Toyota Motor Credit Corp. 2.125% 2019	2,000	2,006
Toyota Motor Credit Corp. 2.15% 2020	18,500	18,491
Viacom Inc. 4.25% 2023	2,735	2,758
Viacom Inc. 3.875% 2024	6,600	6,465
Viacom Inc. 4.85% 2034	6,740	6,234
Viacom Inc. 5.85% 2043	6,000	5,973
Viacom Inc. 5.25% 2044	1,200	1,125
Volkswagen Group of America Finance, LLC 1.60% 2017[3]	9,200	9,212
Volkswagen Group of America Finance, LLC 2.45% 2019[3]	4,850	4,868
Volkswagen International Finance NV 4.00% 2020[3]	11,650	12,480
WPP Finance 2010 3.75% 2024	3,000	2,992
Wynn Macau, Ltd. 5.25% 2021[3]	2,800	2,660
ZF Friedrichshafen AG 4.50% 2022[3]	570	562
ZF Friedrichshafen AG 4.75% 2025[3]	565	550
		758,508
Consumer staples 2.23%
Altria Group, Inc. 9.25% 2019	4,392	5,520
Altria Group, Inc. 2.625% 2020	15,195	15,139
Altria Group, Inc. 2.85% 2022	5,000	4,808
Altria Group, Inc. 2.95% 2023	16,500	15,768
Altria Group, Inc. 4.00% 2024	3,600	3,657
Altria Group, Inc. 9.95% 2038	6,350	10,227
Altria Group, Inc. 10.20% 2039	4,000	6,588
Altria Group, Inc. 4.50% 2043	3,500	3,242
Altria Group, Inc. 5.375% 2044	2,625	2,790
British American Tobacco International Finance PLC 1.85% 2018[3]	6,200	6,216
British American Tobacco International Finance PLC 9.50% 2018[3]	15,750	19,507
British American Tobacco International Finance PLC 2.75% 2020[3]	10,700	10,783
British American Tobacco International Finance PLC 3.50% 2022[3]	4,495	4,554
British American Tobacco International Finance PLC 3.95% 2025[3]	33,600	33,998
Coca-Cola Co. 1.80% 2016	10,500	10,631
ConAgra Foods, Inc. 1.30% 2016	9,630	9,632
ConAgra Foods, Inc. 1.90% 2018	5,750	5,665
ConAgra Foods, Inc. 3.20% 2023	21,645	20,236
CVS Caremark Corp. 2.25% 2019	14,090	14,034
CVS Caremark Corp. 5.30% 2043	4,075	4,442
H.J. Heinz Co. 2.80% 2020[3]	17,190	17,208
Imperial Tobacco Finance PLC 2.05% 2018[3]	3,050	3,036
Imperial Tobacco Finance PLC 3.50% 2023[3]	2,673	2,602
Kraft Foods Inc. 2.25% 2017	5,300	5,374
Kraft Foods Inc. 6.50% 2040	2,000	2,352
Kraft Foods Inc. 5.00% 2042	3,400	3,389
Kroger Co. 3.90% 2015	10,000	10,077
Kroger Co. 3.85% 2023	1,905	1,955
Kroger Co. 5.00% 2042	1,200	1,246
The Bond Fund of America — Page 15 of 41

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Kroger Co. 5.15% 2043	$8,705	$9,179
Pernod Ricard SA 2.95% 2017[3]	13,500	13,799
Pernod Ricard SA 4.45% 2022[3]	36,850	38,754
Philip Morris International Inc. 3.25% 2024	11,000	10,825
Philip Morris International Inc. 4.875% 2043	3,000	3,100
Philip Morris International Inc. 4.25% 2044	9,950	9,404
Reynolds American Inc. 2.30% 2018	10,255	10,339
Reynolds American Inc. 3.25% 2020	12,135	12,295
Reynolds American Inc. 3.25% 2022	19,360	18,654
Reynolds American Inc. 4.00% 2022	8,225	8,405
Reynolds American Inc. 4.85% 2023	3,750	3,964
Reynolds American Inc. 4.45% 2025	44,535	45,395
Reynolds American Inc. 5.70% 2035	6,165	6,393
Reynolds American Inc. 4.75% 2042	2,500	2,268
Reynolds American Inc. 6.15% 2043	4,640	4,984
Reynolds American Inc. 5.85% 2045	50,000	52,759
SABMiller Holdings Inc. 2.45% 2017[3]	9,875	10,031
The JM Smucker Co. 2.50% 2020[3]	3,265	3,247
The JM Smucker Co. 3.00% 2022[3]	1,380	1,356
The JM Smucker Co. 3.50% 2025[3]	11,530	11,283
The JM Smucker Co. 4.375% 2045[3]	2,000	1,836
Tyson Foods, Inc. 2.65% 2019	3,500	3,524
Tyson Foods, Inc. 3.95% 2024	15,395	15,515
Tyson Foods, Inc. 5.15% 2044	8,360	8,599
Walgreens Boots Alliance, Inc. 3.80% 2024	17,250	16,883
Wal-Mart Stores, Inc. 2.80% 2016	11,500	11,711
WM. Wrigley Jr. Co 2.90% 2019[3]	2,800	2,852
WM. Wrigley Jr. Co 3.375% 2020[3]	36,300	37,416
		629,446
Telecommunication services 1.69%
Altice Financing SA 6.625% 2023[3]	1,025	1,020
América Móvil, SAB de CV 7.125% 2024	MXN90,000	5,582
América Móvil, SAB de CV 8.46% 2036	27,000	1,670
AT&T Inc. 0.90% 2016	$10,000	10,002
AT&T Inc. 1.40% 2017	12,015	11,941
AT&T Inc. 2.45% 2020	8,807	8,635
AT&T Inc. 3.00% 2022	14,600	14,106
AT&T Inc. 3.40% 2025	59,071	56,202
AT&T Inc. 4.50% 2035	25,825	23,745
AT&T Inc. 4.30% 2042	3,530	3,026
AT&T Inc. 4.80% 2044	6,385	5,882
AT&T Inc. 4.35% 2045	3,345	2,865
AT&T Inc. 4.75% 2046	25,236	22,934
British Telecommunications PLC 2.35% 2019	2,745	2,758
Deutsche Telekom International Finance BV 3.125% 2016[3]	5,850	5,950
Deutsche Telekom International Finance BV 9.25% 2032	4,994	7,383
Digicel Group Ltd. 8.25% 2020[3]	6,450	6,482
Digicel Group Ltd. 6.00% 2021[3]	4,465	4,316
Digicel Group Ltd. 7.125% 2022[3]	1,975	1,861
France Télécom 9.00% 2031	5,053	7,131
Frontier Communications Corp. 8.125% 2018	2,425	2,637
Intelsat Jackson Holding Co. 7.25% 2020	2,975	2,953
Intelsat Jackson Holding Co. 6.625% 2022	6,300	5,804
The Bond Fund of America — Page 16 of 41

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
LightSquared, Term Loan, 9.00% 2015[4,5,6,7,8]	$3,904	$3,940
LightSquared, Term Loan, 9.00% 2015[4,5,6,7,8]	1,476	1,476
MetroPCS Wireless, Inc. 6.25% 2021	3,825	3,930
MetroPCS Wireless, Inc. 6.625% 2023	1,050	1,093
Numericable Group SA 4.875% 2019[3]	9,400	9,330
Orange SA 2.75% 2019	8,938	9,069
SoftBank Corp. 4.50% 2020[3]	2,350	2,365
Sprint Nextel Corp. 7.00% 2020	8,000	7,960
Sprint Nextel Corp. 7.875% 2023	4,075	3,983
Telecom Italia Capital SA 6.999% 2018	10,687	11,809
Telefónica Emisiones, SAU 3.992% 2016	14,500	14,751
Telefónica Emisiones, SAU 3.192% 2018	10,500	10,788
T-Mobile US, Inc. 6.542% 2020	5,250	5,510
Trilogy International Partners, LLC 10.25% 2016[3]	2,250	2,235
Verizon Communications Inc. 2.625% 2020	6,175	6,163
Verizon Communications Inc. 5.15% 2023	21,414	23,502
Verizon Communications Inc. 4.272% 2036[3]	47,846	43,056
Verizon Communications Inc. 4.522% 2048[3]	103,982	91,962
Wind Acquisition SA 4.75% 2020[3]	2,925	2,907
Wind Acquisition SA 7.375% 2021[3]	4,900	4,967
		475,681
Industrials 1.19%
ABB Finance (USA) Inc. 2.875% 2022	2,000	1,968
ADT Corp. 4.125% 2019	2,875	2,933
Altegrity, Inc. 9.50% 2019[3]	3,675	3,482
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	9,570	7,991
Builders Firstsource 7.625% 2021[3]	2,125	2,210
Burlington Northern Santa Fe LLC 5.75% 2018	6,535	7,259
Burlington Northern Santa Fe LLC 3.45% 2021	2,800	2,893
Burlington Northern Santa Fe LLC 4.15% 2045	3,120	2,888
Canadian National Railway Co. 1.45% 2016	6,090	6,125
Cenveo, Inc. 6.00% 2019[3]	600	567
CEVA Group PLC, LOC, 6.50% 2021[4,5,6]	555	520
CEVA Group PLC, Term Loan B, 6.50% 2021[4,5,6]	797	747
CEVA Group PLC, Term Loan, 6.50% 2021[4,5,6]	578	542
CEVA Group PLC, Term Loan, 6.50% 2021[4,5,6]	100	93
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[5]	521	553
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[5]	4,238	4,403
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[5]	7,678	8,038
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[5]	84	90
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[5]	6,187	6,771
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020[5]	930	977
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 2021[5]	181	200
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[5]	10,607	11,296
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[5]	9,671	10,710
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[5]	6,378	7,253
CSX Corp. 7.375% 2019	7,500	8,794
DAE Aviation Holdings, Inc. 10.00% 2023[3]	1,080	1,065
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[5]	1,189	1,364
ENA Norte Trust 4.95% 2028[3,5]	3,111	3,197
Euramax International, Inc. 9.50% 2016	4,560	4,514
European Aeronautic Defence and Space Company 2.70% 2023[3]	15,500	14,940
General Electric Capital Corp. 2.95% 2016	2,790	2,845
The Bond Fund of America — Page 17 of 41

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
General Electric Capital Corp. 2.30% 2017	$5,000	$5,098
General Electric Capital Corp. 2.45% 2017	13,000	13,306
General Electric Capital Corp., Series A, 6.00% 2019	10,500	12,000
General Electric Capital Corp. 2.20% 2020	19,095	19,086
General Electric Capital Corp. 3.10% 2023	9,600	9,571
General Electric Co. 2.70% 2022	7,500	7,337
General Electric Corp. 5.25% 2017	4,377	4,769
Hardwoods Acquisition Inc 7.50% 2021[3]	2,400	2,328
Hawker Beechcraft Acquisition Co., LLC, LOC, 0.05% 2015[4,5,6,8,9]	798	758
HD Supply, Inc. 11.50% 2020	3,350	3,886
HD Supply, Inc. 5.25% 2021[3]	1,175	1,196
Honeywell International Inc. 5.00% 2019	8,725	9,696
Jeld-Wen Escrow Corp., Term Loan B, 5.25% 2021[4,5,6]	3,582	3,597
KLX Inc. 5.875% 2022[3]	1,380	1,401
Lima Metro Line Finance Ltd. 5.875% 2034[3,5]	13,167	13,480
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[3]	3,000	2,966
Navios Maritime Holdings Inc. 7.375% 2022[3]	2,675	2,327
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	2,890	2,279
Nielsen Finance LLC and Nielsen Finance Co. 4.50% 2020	1,650	1,648
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[3]	1,500	1,521
Nortek Inc. 8.50% 2021	2,690	2,885
Ply Gem Industries, Inc. 6.50% 2022	4,250	4,213
Ply Gem Industries, Inc. 6.50% 2022	900	875
R.R. Donnelley & Sons Co. 7.25% 2018	2,586	2,883
R.R. Donnelley & Sons Co. 7.875% 2021	250	283
R.R. Donnelley & Sons Co. 7.00% 2022	750	809
Red de Carreteras de Occidente 9.00% 2028[5]	MXN61,570	3,869
Republic Services, Inc. 5.00% 2020	$5,000	5,503
Republic Services, Inc. 3.55% 2022	500	507
Republic Services, Inc. 5.70% 2041	2,000	2,271
Siemens AG 2.15% 2020[3]	5,000	4,939
Siemens AG 2.90% 2022[3]	5,000	4,937
Siemens AG 3.25% 2025[3]	23,330	22,931
Siemens AG 4.40% 2045[3]	3,000	2,960
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[3]	3,175	2,953
Southwest Airlines Co. 2.75% 2019	1,410	1,431
Union Pacific Corp. 5.75% 2017	12,250	13,511
US Investigations Services, Inc. 13.00% 2020[3,7,8,9]	3,527	1,940
US Investigations Services, Inc. 14.00% 2020[3,7,8,9]	743	408
US Investigations Services, Inc. 15.00% 2021[3,7,8,9]	2,586	233
US Investigations Services, Inc., Term Loan DD, 12.00% 2015[5,6,7,8]	959	959
Waste Management, Inc. 2.60% 2016	3,330	3,389
Waste Management, Inc. 4.60% 2021	5,455	6,007
		336,174
Materials 0.57%
Agrium Inc. 4.125% 2035	4,945	4,423
ArcelorMittal 6.25% 2021	2,600	2,733
ArcelorMittal 6.125% 2025	375	375
ArcelorMittal 7.50% 2041	3,395	3,344
CEMEX SAB de CV 5.875% 2019[3]	6,000	6,163
Chemours Co. 6.625% 2023[3]	1,490	1,447
Chemours Co. 7.00% 2025[3]	620	603
Cliffs Natural Resources Inc. 8.25% 2020[3]	1,075	1,021
The Bond Fund of America — Page 18 of 41

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
CRH America, Inc. 3.875% 2025[3]	$6,100	$6,048
CRH America, Inc. 5.125% 2045[3]	3,000	2,967
Dow Chemical Co. 5.70% 2018	1,004	1,112
E.I. du Pont de Nemours and Co. 5.25% 2016	500	529
E.I. du Pont de Nemours and Co. 2.80% 2023	10,000	9,741
Eastman Chemical Co. 3.80% 2025	5,300	5,293
Ecolab Inc. 3.00% 2016	7,275	7,447
First Quantum Minerals Ltd. 6.75% 2020[3]	8,724	8,484
First Quantum Minerals Ltd. 7.00% 2021[3]	5,049	4,853
FMG Resources 9.75% 2022[3]	9,025	9,341
Georgia Gulf Corp. 4.625% 2021	400	390
Georgia-Pacific Corp. 5.40% 2020[3]	2,000	2,233
Glencore Funding LLC 2.875% 2020[3]	6,300	6,177
Holcim Ltd. 6.00% 2019[3]	1,607	1,816
Holcim Ltd. 5.15% 2023[3]	3,315	3,633
International Paper Co. 3.65% 2024	8,900	8,776
JMC Steel Group Inc. 8.25% 2018[3]	4,760	4,373
Monsanto Co. 2.75% 2021	2,425	2,381
Monsanto Co. 3.375% 2024	7,400	7,071
Monsanto Co. 4.70% 2064	9,400	8,140
Packaging Corp. of America 4.50% 2023	1,585	1,635
Reynolds Group Inc. 5.75% 2020	8,405	8,636
Rio Tinto Finance (USA) Ltd. 2.25% 2016	10,500	10,657
Rio Tinto Finance (USA) Ltd. 1.625% 2017	11,000	11,008
Ryerson Inc. 11.25% 2018	2,854	2,897
Walter Energy, Inc. 9.50% 2019[3]	5,125	2,832
Yara International ASA 7.875% 2019[3]	2,175	2,538
		161,117
Information technology 0.51%
Alcatel-Lucent USA Inc. 6.75% 2020[3]	1,135	1,205
Alcatel-Lucent USA Inc. 8.875% 2020[3]	1,850	2,019
Apple Inc. 3.20% 2025	4,100	4,077
First Data Corp. 8.25% 2021[3]	300	317
First Data Corp. 11.75% 2021	3,300	3,721
First Data Corp. 12.625% 2021	1,200	1,389
Freescale Semiconductor, Inc. 5.00% 2021[3]	2,850	2,936
Freescale Semiconductor, Inc. 6.00% 2022[3]	2,550	2,709
Harris Corp. 1.999% 2018	6,800	6,781
Harris Corp. 2.70% 2020	3,010	2,972
Harris Corp. 3.832% 2025	2,720	2,645
Harris Corp. 4.854% 2035	17,685	16,950
Harris Corp. 5.054% 2045	9,555	9,105
International Business Machines Corp. 2.00% 2016	12,500	12,606
National Semiconductor Corp. 6.60% 2017	6,000	6,627
Oracle Corp. 2.80% 2021	13,100	13,259
Oracle Corp. 2.95% 2025	11,800	11,362
QUALCOMM Inc. 3.45% 2025	10,300	10,034
QUALCOMM Inc. 4.80% 2045	17,000	16,292
SRA International, Inc. 11.00% 2019	3,000	3,195
SRA International, Inc., Term Loan B, 6.50% 2018[4,5,6]	6,436	6,460
The Bond Fund of America — Page 19 of 41

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Xerox Corp. 2.95% 2017	$2,535	$2,597
Xerox Corp. 2.75% 2019	5,000	5,073
		144,331
Total corporate bonds & notes		7,725,724
Mortgage-backed obligations 24.28% Federal agency mortgage-backed obligations 19.61%
Fannie Mae 3.358% 2017[5]	3,151	3,286
Fannie Mae 11.038% 2020[4,5]	25	28
Fannie Mae 5.00% 2023[5]	1,530	1,658
Fannie Mae 5.50% 2023[5]	8,159	8,911
Fannie Mae 6.00% 2023[5]	221	244
Fannie Mae 4.50% 2024[5]	5,087	5,445
Fannie Mae 4.50% 2025[5]	6,261	6,722
Fannie Mae 4.50% 2025[5]	3,668	3,921
Fannie Mae 4.50% 2025[5]	3,479	3,627
Fannie Mae 2.403% 2026[4,5]	83	88
Fannie Mae 6.00% 2026[5]	4,135	4,695
Fannie Mae 2.50% 2027[5]	22,229	22,638
Fannie Mae 2.50% 2027[5]	6,474	6,593
Fannie Mae 2.50% 2027[5]	4,407	4,489
Fannie Mae 2.50% 2027[5]	1,956	1,992
Fannie Mae 2.50% 2027[5]	1,480	1,505
Fannie Mae 2.50% 2027[5]	1,351	1,376
Fannie Mae 2.50% 2027[5]	1,167	1,189
Fannie Mae 2.50% 2027[5]	743	757
Fannie Mae 2.50% 2027[5]	653	664
Fannie Mae 2.50% 2027[5]	632	643
Fannie Mae 5.50% 2027[5]	1,935	2,171
Fannie Mae 2.50% 2028[5]	22,211	22,592
Fannie Mae 2.50% 2028[5]	6,151	6,257
Fannie Mae 6.00% 2028[5]	620	702
Fannie Mae 6.50% 2032[5]	117	125
Fannie Mae 6.50% 2034[5]	483	522
Fannie Mae 3.00% 2035[5]	30,601	31,131
Fannie Mae 3.00% 2035[5]	12,708	12,918
Fannie Mae 3.00% 2035[5]	12,512	12,727
Fannie Mae 3.00% 2035[5]	10,077	10,250
Fannie Mae 3.00% 2035[5]	6,760	6,877
Fannie Mae 3.50% 2035[5]	4,864	5,078
Fannie Mae 7.00% 2036[5]	605	700
Fannie Mae 7.00% 2036[5]	276	314
Fannie Mae 7.50% 2036[5]	359	405
Fannie Mae 8.00% 2036[5]	203	230
Fannie Mae 6.00% 2037[5]	1,316	1,491
Fannie Mae 6.00% 2037[5]	576	652
Fannie Mae 6.50% 2037[5]	2,103	2,411
Fannie Mae 6.50% 2037[5]	1,358	1,605
Fannie Mae 6.50% 2037[5]	1,303	1,440
Fannie Mae 7.00% 2037[5]	807	897
Fannie Mae 7.00% 2037[5]	650	723
Fannie Mae 7.00% 2037[5]	262	278
Fannie Mae 7.00% 2037[5]	238	272
The Bond Fund of America — Page 20 of 41

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 7.00% 2037[5]	$118	$132
Fannie Mae 7.00% 2037[5]	114	127
Fannie Mae 7.50% 2037[5]	269	304
Fannie Mae 7.50% 2037[5]	256	289
Fannie Mae 7.50% 2037[5]	166	187
Fannie Mae 7.50% 2037[5]	134	151
Fannie Mae 7.50% 2037[5]	124	137
Fannie Mae 7.50% 2037[5]	112	125
Fannie Mae 7.50% 2037[5]	100	111
Fannie Mae 7.50% 2037[5]	81	97
Fannie Mae 7.50% 2037[5]	65	68
Fannie Mae 7.50% 2037[5]	26	28
Fannie Mae 8.00% 2037[5]	119	129
Fannie Mae 5.50% 2038[5]	35	39
Fannie Mae 6.00% 2038[5]	972	1,104
Fannie Mae 6.50% 2038[5]	45,418	52,055
Fannie Mae 4.50% 2039[5]	14,693	15,886
Fannie Mae 5.00% 2039[5]	13,626	15,185
Fannie Mae 5.50% 2039[5]	11,200	12,574
Fannie Mae 4.00% 2040[5]	1,651	1,761
Fannie Mae 4.328% 2040[4,5]	2,866	3,072
Fannie Mae 4.50% 2040[5]	3,616	3,916
Fannie Mae 5.00% 2040[5]	1,508	1,671
Fannie Mae 5.50% 2040[5]	6,617	7,451
Fannie Mae 4.00% 2041[5]	11,965	12,813
Fannie Mae 4.00% 2041[5]	2,729	2,911
Fannie Mae 4.00% 2041[5]	1,607	1,715
Fannie Mae 4.00% 2041[5]	1,365	1,456
Fannie Mae 4.00% 2041[5]	878	938
Fannie Mae 4.50% 2041[5]	3,864	4,186
Fannie Mae 5.00% 2041[5]	10,652	11,810
Fannie Mae 5.00% 2041[5]	5,377	6,059
Fannie Mae 5.00% 2041[5]	3,921	4,398
Fannie Mae 5.00% 2041[5]	2,804	3,160
Fannie Mae 5.00% 2041[5]	1,810	2,040
Fannie Mae 3.50% 2042[5]	34,024	35,118
Fannie Mae 3.50% 2042[5]	19,316	19,940
Fannie Mae 3.50% 2042[5]	16,270	16,794
Fannie Mae 3.50% 2042[5]	10,071	10,398
Fannie Mae 3.50% 2042[5]	5,308	5,482
Fannie Mae 4.00% 2042[5]	28,409	30,427
Fannie Mae 4.00% 2042[5]	16,017	17,054
Fannie Mae 4.00% 2042[5]	13,430	14,327
Fannie Mae 4.00% 2042[5]	8,422	9,016
Fannie Mae 4.00% 2042[5]	7,100	7,600
Fannie Mae 4.00% 2042[5]	4,495	4,794
Fannie Mae 4.00% 2042[5]	1,341	1,437
Fannie Mae 4.00% 2042[5]	648	689
Fannie Mae 4.00% 2043[5]	11,893	12,659
Fannie Mae 4.00% 2043[5]	11,094	11,877
Fannie Mae 4.00% 2044[5]	7,635	8,158
Fannie Mae 4.00% 2044[5]	3,658	3,918
Fannie Mae 3.00% 2044[5,10]	5,590	5,556
Fannie Mae 3.50% 2045[5,10]	180,000	184,679
The Bond Fund of America — Page 21 of 41

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.00% 2045[5]	$6,100	$6,474
Fannie Mae 4.50% 2045[5,10]	532,080	574,896
Fannie Mae 7.00% 2047[5]	318	364
Fannie Mae 7.00% 2047[5]	22	25
Fannie Mae, Series 2002-15, Class PG, 6.00% 2017[5]	300	308
Fannie Mae, Series 2001-4, Class GA, 9.414% 2025[4,5]	68	77
Fannie Mae, Series 2001-4, Class NA, 9.789% 2025[4,5]	74	82
Fannie Mae, Series 1998-W5, Class B3, 6.50% 2028[5]	929	922
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029[5]	232	271
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031[5]	1,697	1,901
Fannie Mae, Series 2001-20, Class E, 5.565% 2031[4,5]	16	17
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036[5]	2,181	1,960
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036[5]	1,815	1,586
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036[5]	601	533
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041[5]	2,559	2,983
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[5]	641	718
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041[5]	1,444	1,691
Fannie Mae, Series 2002-W1, Class 2A, 6.443% 2042[4,5]	1,987	2,306
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.734% 2048[3,4,5]	132	132
Freddie Mac 5.00% 2023[5]	1,464	1,590
Freddie Mac 5.00% 2023[5]	52	57
Freddie Mac 5.00% 2023[5]	8	9
Freddie Mac 5.00% 2024[5]	3,522	3,814
Freddie Mac 6.00% 2026[5]	2,409	2,729
Freddie Mac 6.00% 2027[5]	15,025	17,043
Freddie Mac 4.50% 2030[5]	1,698	1,835
Freddie Mac 3.00% 2034[5]	24,170	24,532
Freddie Mac 3.50% 2034[5]	19,692	20,515
Freddie Mac 3.00% 2035[5]	116,724	118,476
Freddie Mac 3.00% 2035[5]	7,090	7,196
Freddie Mac 3.00% 2035[5]	2,866	2,913
Freddie Mac 3.50% 2035[5]	49,867	51,959
Freddie Mac 3.50% 2035[5]	49,016	51,075
Freddie Mac 3.50% 2035[5]	4,659	4,855
Freddie Mac 2.113% 2037[4,5]	2,765	2,927
Freddie Mac 4.50% 2037[5]	7,520	8,151
Freddie Mac 5.50% 2037[5]	2,738	3,063
Freddie Mac 5.50% 2037[5]	69	77
Freddie Mac 5.50% 2037[5]	16	18
Freddie Mac 7.00% 2037[5]	158	183
Freddie Mac 7.50% 2037[5]	322	364
Freddie Mac 5.50% 2038[5]	2,211	2,475
Freddie Mac 5.50% 2038[5]	905	1,013
Freddie Mac 5.50% 2038[5]	376	421
Freddie Mac 5.50% 2038[5]	241	270
Freddie Mac 4.50% 2039[5]	1,894	2,050
Freddie Mac 5.00% 2039[5]	15,153	16,753
Freddie Mac 5.50% 2039[5]	14,663	16,436
Freddie Mac 5.50% 2039[5]	5,340	5,977
Freddie Mac 4.50% 2040[5]	34,285	37,109
Freddie Mac 5.50% 2040[5]	9	10
Freddie Mac 4.50% 2041[5]	14,112	15,301
Freddie Mac 4.50% 2041[5]	3,528	3,819
Freddie Mac 4.50% 2041[5]	2,047	2,210
The Bond Fund of America — Page 22 of 41

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 4.50% 2041[5]	$689	$747
Freddie Mac 5.00% 2041[5]	11,345	12,582
Freddie Mac 5.00% 2041[5]	7,791	8,756
Freddie Mac 5.00% 2041[5]	4,181	4,604
Freddie Mac 5.50% 2041[5]	7,681	8,601
Freddie Mac 4.00% 2043[5]	22,202	23,586
Freddie Mac 4.00% 2043[5]	6,314	6,731
Freddie Mac 4.00% 2043[5]	5,842	6,207
Freddie Mac 4.00% 2043[5]	3,877	4,133
Freddie Mac 4.00% 2043[5]	3,451	3,666
Freddie Mac 4.00% 2043[5]	3,268	3,484
Freddie Mac 4.00% 2043[5]	2,617	2,795
Freddie Mac 4.00% 2043[5]	2,610	2,782
Freddie Mac 4.00% 2043[5]	1,576	1,674
Freddie Mac 4.00% 2044[5]	2,709	2,894
Freddie Mac 3.50% 2045[5,10]	3,250	3,337
Freddie Mac 6.50% 2047[5]	311	351
Freddie Mac, Series 2890, Class KT, 4.50% 2019[5]	1,568	1,649
Freddie Mac, Series 2626, Class NG, 3.50% 2023[5]	62	64
Freddie Mac, Series 2122, Class QM, 6.25% 2029[5]	1,143	1,272
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036[5]	1,396	1,219
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036[5]	1,299	1,161
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036[5]	1,324	1,136
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036[5]	1,188	1,067
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[5]	24	20
Freddie Mac, Series 3257, Class PA, 5.50% 2036[5]	13,109	14,944
Freddie Mac, Series 3286, Class JN, 5.50% 2037[5]	10,542	11,739
Freddie Mac, Series 3318, Class JT, 5.50% 2037[5]	5,685	6,305
Government National Mortgage Assn. 10.00% 2021[5]	97	106
Government National Mortgage Assn. 2.50% 2028[5]	4,006	4,100
Government National Mortgage Assn. 5.00% 2035[5]	1,298	1,416
Government National Mortgage Assn. 6.00% 2038[5]	10,702	12,124
Government National Mortgage Assn. 6.50% 2038[5]	228	261
Government National Mortgage Assn. 3.50% 2039[5]	6,085	6,311
Government National Mortgage Assn. 5.00% 2039[5]	1,443	1,579
Government National Mortgage Assn. 3.50% 2040[5]	6,605	6,860
Government National Mortgage Assn. 4.50% 2040[5]	3,495	3,815
Government National Mortgage Assn. 5.50% 2040[5]	9,664	10,940
Government National Mortgage Assn. 3.50% 2041[5]	245	254
Government National Mortgage Assn. 4.50% 2041[5]	20,168	21,834
Government National Mortgage Assn. 4.50% 2041[5]	1,691	1,828
Government National Mortgage Assn. 4.50% 2041[5]	1,465	1,587
Government National Mortgage Assn. 4.50% 2041[5]	854	923
Government National Mortgage Assn. 5.00% 2041[5]	10,221	11,173
Government National Mortgage Assn. 3.50% 2042[5]	1,370	1,404
Government National Mortgage Assn. 3.50% 2043[5]	4,230	4,391
Government National Mortgage Assn. 4.00% 2044[5]	290,594	307,724
Government National Mortgage Assn. 3.50% 2045[5,10]	825,990	853,480
Government National Mortgage Assn. 3.50% 2045[5,10]	130,275	134,962
Government National Mortgage Assn. 4.00% 2045[5,10]	1,060,100	1,120,642
Government National Mortgage Assn. 4.00% 2045[5,10]	996,935	1,055,349
Government National Mortgage Assn. 4.692% 2061[5]	999	1,071
Government National Mortgage Assn. 4.70% 2061[5]	5,760	6,174
Government National Mortgage Assn. 4.70% 2061[5]	930	993
The Bond Fund of America — Page 23 of 41

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 4.72% 2061[5]	$432	$461
Government National Mortgage Assn. 4.771% 2061[5]	513	547
Government National Mortgage Assn. 4.774% 2061[5]	498	532
Government National Mortgage Assn. 4.822% 2061[5]	2,489	2,661
Government National Mortgage Assn. 4.859% 2061[5]	1,479	1,575
Government National Mortgage Assn. 5.104% 2061[5]	1,938	2,078
Government National Mortgage Assn. 5.110% 2061[5]	1,866	2,038
Government National Mortgage Assn. 4.669% 2063[5]	925	992
Government National Mortgage Assn. 0.803% 2064[4,5]	569	572
Government National Mortgage Assn. 4.756% 2064[5]	1,847	1,970
Government National Mortgage Assn. 5.182% 2064[5]	1,548	1,660
Government National Mortgage Assn. 6.549% 2064[5]	737	802
Government National Mortgage Assn. 5.031% 2065[5]	1,240	1,331
Government National Mortgage Assn., Series 2012, Class H-20, 1.021% 2062[4,5]	4,199	4,247
National Credit Union Administration, Series 2010-R2, Class 1A, 0.555% 2017[4,5]	1,137	1,139
National Credit Union Administration, Series 2011-R3, Class 1A, 0.585% 2020[4,5]	1,249	1,253
National Credit Union Administration, Series 2011-R1, Class 1A, 0.635% 2020[4,5]	1,510	1,518
		5,529,901
Commercial mortgage-backed securities 3.50%
Aventura Mall Trust, Series A, 3.867% 2032[3,4,5]	8,000	8,507
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A-4, 5.889% 2044[4,5]	10,183	10,495
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 2045[4,5]	1,101	1,105
Banc of America Commercial Mortgage Inc., Series 2006-1, Class A1A, 5.378% 2045[4,5]	10,297	10,410
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.749% 2049[4,5]	3,615	3,823
Banc of America Commercial Mortgage Inc., Series 2007-2, Class A-M, 5.793% 2049[4,5]	4,083	4,306
Banc of America Commercial Mortgage Inc., Series 2007-4, Class A-M, 6.003% 2051[4,5]	4,645	4,993
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A-4, 6.43% 2051[4,5]	4,962	5,405
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T22, Class A1A, 5.766% 2038[4,5]	2,598	2,654
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A-1A, 5.71% 2042[4,5]	3,247	3,498
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-1-A, 5.65% 2050[4,5]	1,496	1,607
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[4,5]	5,730	6,261
Citigroup Commercial Mortgage Trust, Series 2015-GC31, Class A-4, 3.762% 2045[5,8]	2,085	2,150
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A-4, 5.431% 2049[5]	5,293	5,511
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A-M, 6.349% 2049[4,5]	7,468	8,087
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.38% 2044[4,5]	8,010	8,017
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[5]	16,426	17,015
COMM Mortgage Trust Series 2014-277P, Class A, 3.732% 2049[3,4,5]	3,700	3,814
Commercial Mortgage Trust, Series 2005-LP5, Class E, 5.293% 2043[3,4,5]	1,750	1,754
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[5]	13,070	13,757
Commercial Mortgage Trust, Series 2007-C9, Class A-1-A, 5.989% 2049[4,5]	2,489	2,668
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[3,5]	45,940	46,438
Crown Castle Towers LLC, Series 2010-5, Class C, 4.174% 2037[3,5]	20,000	20,763
Crown Castle Towers LLC, Series 2010-2, Class C, 5.495% 2037[3,5]	10,000	10,412
CS First Boston Mortgage Securities Corp., Series 2014-ICE, Class A, 0.986% 2027[3,4,5]	13,620	13,591
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class D, 5.10% 2038[4,5]	1,500	1,506
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039[5]	24,454	25,300
CS First Boston Mortgage Securities Corp., Series 2006-C4, Class A1A, 5.46% 2039[5]	3,970	4,124
CS First Boston Mortgage Securities Corp., Series 2007-C3, Class A-1-A-1, 5.89% 2039[4,5]	14,649	15,489
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[4,5]	4,000	4,249
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.615% 2049[4,5]	12,708	13,374
DBUBS Mortgage Trust, Series 2011-LC2A, Class A-2, 3.386% 2044[3,5]	13,486	13,734
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[3,5]	47,134	47,573
The Bond Fund of America — Page 24 of 41

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.035% 2031[3,4,5]	$7,826	$7,789
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class AM, 5.29% 2045[4,5]	2,998	3,036
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.013% 2038[4,5]	12,815	13,105
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-1-A, 6.013% 2038[4,5]	830	849
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-1-A, 5.426% 2039[5]	3,280	3,461
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[5]	29,281	30,805
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049[5]	8,702	9,374
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[4,5]	13,585	14,587
GS Mortgage Securities Corp. II, Series 2011-GC3, Class A-2, 3.645% 2044[3,5]	2,181	2,199
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A-1-A, 5.795% 2045[4,5]	938	1,008
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[3,5]	19,920	19,916
Hilton USA Trust, Series 2013-HLF-BFX, 3.367% 2030[3,5]	12,000	12,076
Hilton USA Trust, Series 2013-HLF, CFX, 3.714% 2030[3,5]	6,110	6,168
Hilton USA Trust, Series 2013-HLF, DFX, 4.407% 2030[3,5]	1,000	1,012
Irvine Core Office Trust, Series 2013-IRV, Class C, 3.279% 2048[3,4,5]	1,495	1,446
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4A, 4.936% 2042[4,5]	168	168
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP6, Class A-1-A, 5.471% 2043[4,5]	1,144	1,170
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-1-A, 5.811% 2043[4,5]	444	459
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-4, 5.814% 2043[4,5]	9,788	10,059
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045[5]	7,045	7,307
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.100% 2045[4,5]	43,609	44,718
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[3,5]	21,094	21,466
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A-1-A, 5.431% 2047[4,5]	1,691	1,777
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A-1-A, 5.439% 2049[5]	1,894	2,002
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-1-A, 5.885% 2049[4,5]	39,271	41,826
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.885% 2049[4,5]	33,723	35,812
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051[5]	15,505	16,563
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A-1-A, 5.85% 2051[4,5]	6,809	7,326
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 2043[4,5]	30,779	31,239
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045[5]	6,787	7,002
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A-M, 5.372% 2047[5]	9,423	9,746
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[3,5]	24,369	27,059
LB Commercial Mortgage Trust, Series 2007-C3, Class A-1-A, multifamily 6.056% 2044[4,5]	6,296	6,795
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A1A, 5.641% 2039[4,5]	4,993	5,096
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-1-A, 5.387% 2040[5]	16,203	17,162
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-M, 5.493% 2040[4,5]	8,725	9,162
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[4,5]	30,967	33,174
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.369% 2045[4,5]	8,680	9,526
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A1A, 5.739% 2043[4,5]	931	965
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A-4, 5.742% 2043[4,5]	8,757	9,041
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 6.029% 2050[4,5]	7,050	7,458
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[5]	36,055	37,492
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 6.076% 2049[4,5]	7,410	7,960
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2021[3,5]	6,885	7,084
Morgan Stanley Capital I Trust, Series 2007-TA27, Class A-1-A, 5.827% 2042[4,5]	2,694	2,877
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[5]	9,236	9,633
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044[5]	13,600	14,363
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 6.104% 2049[4,5]	21,351	22,817
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.891% 2043[4,5]	7,755	7,976
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A, 5.749% 2045[4,5]	7,082	7,333
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[4,5]	17,020	18,072
The Bond Fund of America — Page 25 of 41

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.903% 2049[4,5]	$15,250	$16,142
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS-2, Class A-5, 3.767% 2058[5]	3,000	3,090
		988,138
Other mortgage-backed securities 0.76%
Australia & New Zealand Banking Group Ltd. 1.00% 2016[3,5]	4,250	4,258
Australia & New Zealand Banking Group Ltd. 2.40% 2016[3,5]	4,250	4,343
Bank of Montreal 2.625% 2016[3,5]	4,250	4,300
Bank of Nova Scotia 2.15% 2016[3,5]	4,650	4,724
Bank of Nova Scotia 1.75% 2017[3,5]	14,150	14,323
Barclays Bank PLC 2.50% 2015[3,5]	3,600	3,616
Caisse Centrale Desjardins 1.60% 2017[3,5]	3,375	3,411
Canadian Imperial Bank of Commerce 2.75% 2016[3,5]	4,150	4,202
Commonwealth Bank of Australia 0.75% 2016[3,5]	3,850	3,855
Commonwealth Bank of Australia 2.25% 2017[3,5]	4,150	4,233
Commonwealth Bank of Australia 1.875% 2018[3,5]	10,300	10,387
Credit Mutuel-CIC Home Loan SFH 1.50% 2017[3,5]	4,400	4,424
Credit Suisse Group AG 2.60% 2016[3,5]	4,300	4,369
DNB ASA 1.45% 2019[3,5]	4,375	4,374
National Australia Bank 2.00% 2017[3,5]	3,500	3,560
National Australia Bank 1.25% 2018[3,5]	2,880	2,864
National Australia Bank 2.125% 2019[3,5]	4,000	4,032
National Bank of Canada 2.20% 2016[3,5]	4,175	4,262
Nordea Eiendomskreditt AS 2.125% 2017[3,5]	4,000	4,061
Nordea Kredit 2.00% 2037[5]	DKr63,200	9,043
Northern Rock PLC 5.625% 2017[3,5]	$850	927
Nykredit Realkredit AS, Series 01E, 2.00% 2037[5]	DKr95,550	13,672
Nykredit Realkredit AS, Series 01E, 2.50% 2047[5]	10,100	1,438
Realkredit Danmark AS, Series 22S, 2.00% 2037[5]	67,400	9,593
Royal Bank of Canada 1.125% 2016[5]	$4,000	4,022
Royal Bank of Canada 2.00% 2019[5]	4,075	4,134
Royal Bank of Canada 1.875% 2020[5]	3,850	3,820
Sparebank 1 Boligkreditt AS 2.625% 2017[3,5]	3,400	3,461
Swedbank AB 2.125% 2016[3,5]	3,400	3,452
Swedbank AB 2.95% 2016[3,5]	3,000	3,052
Swedbank AB 1.375% 2018[3,5]	4,375	4,376
Toronto-Dominion Bank 1.625% 2016[3,5]	4,400	4,445
Toronto-Dominion Bank 1.50% 2017[3,5]	10,000	10,095
UBS AG 0.75% 2017[3,5]	4,375	4,379
Westpac Banking Corp. 1.375% 2015[3,5]	4,325	4,326
Westpac Banking Corp. 2.45% 2016[3,5]	4,325	4,417
Westpac Banking Corp. 1.25% 2017[3,5]	4,425	4,414
Westpac Banking Corp. 1.85% 2018[3,5]	9,000	9,044
Westpac Banking Corp. 1.375% 2019[3,5]	4,375	4,358
Westpac Banking Corp. 2.00% 2019[3,5]	7,150	7,218
Westpac Banking Corp. 2.00% 2021[3,5]	7,625	7,589
		214,873
Collateralized mortgage-backed (privately originated) 0.41%
Connecticut Avenue Securities, Series 2013-C01, Class M-1, 2.187% 2023[3,4,5]	2,124	2,152
Connecticut Avenue Securities, Series 2014-C01, Class M-1, 1.787% 2024[3,4,5]	1,547	1,554
Connecticut Avenue Securities, Series 2015-C01, Class 1-M-1, 1.687% 2025[4,5]	2,544	2,549
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032[5]	162	176
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032[5]	21	23
The Bond Fund of America — Page 26 of 41

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Collateralized mortgage-backed (privately originated) (continued)	Principal amount (000)	Value (000)
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033[5]	$1,222	$1,311
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033[5]	21	22
Freddie Mac, Series 2013-DN2, Class M-1, 1.637% 2023[4,5]	5,453	5,459
Freddie Mac, Series 2013-DN1, Class M-1, 3.587% 2023[4,5]	5,732	5,883
Freddie Mac, Series 2014-DN2, Class M-1, 1.037% 2024[4,5]	4,336	4,331
Freddie Mac, Series 2014-DN1, Class M-1, 1.187% 2024[4,5]	886	884
Freddie Mac, Series 2014-DN3, Class M-1, 1.537% 2024[4,5]	6,576	6,586
Freddie Mac, Series 2014-HQ2, Class M-1, 1.637% 2024[4,5]	11,009	11,023
Freddie Mac, Series 2014-HQ1, Class M-1, 1.837% 2024[4,5]	9,736	9,778
Freddie Mac, Series 2014-HQ3, Class M-1, 1.837% 2024[4,5]	7,231	7,250
Freddie Mac, Series 2014-DN2, Class M-2, 1.837% 2024[4,5]	2,965	2,895
Freddie Mac, Series 2014-HQ2, Class M-2, 2.387% 2024[4,5]	17,865	17,665
Freddie Mac, Series 2014-DN4, Class M-2, 2.587% 2024[4,5]	4,885	4,881
Freddie Mac, Series 2014-HQ1, Class M-2, 2.687% 2024[4,5]	9,200	9,248
Freddie Mac, Series 2015-HQ2, Class M-1, 1.285% 2025[4,5]	2,000	1,994
Freddie Mac, Series 2015-HQ2, Class M-2, 2.135% 2025[4,5]	7,950	7,828
TBW Mortgage-backed Trust, Series 2007-2, Class A-4-B, 0.575% 2037[4,5]	13,543	11,899
		115,391
Total mortgage-backed obligations		6,848,303
Bonds & notes of governments & government agencies outside the U.S. 4.09%
Argentina (Republic of) 7.00% 2015	7,000	6,981
Argentina (Republic of) 7.00% 2017	32,990	31,752
Argentina (Republic of) 8.75% 2024[5]	3,950	3,769
Armenia (Republic of) 7.15% 2025[3]	4,810	4,786
Australian Government, Series 133, 5.50% 2023	A$5,000	4,591
Bermuda Government 5.603% 2020[3]	$4,075	4,564
Bermuda Government 5.603% 2020	3,940	4,413
Bermuda Government 4.138% 2023[3]	1,700	1,731
Bermuda Government 4.854% 2024[3]	10,650	11,289
Brazil (Federal Republic of) 6.00% 2017[2]	BRL14,512	1,706
Brazil (Federal Republic of) 6.00% 2020[2]	58,980	6,876
Brazil (Federal Republic of) 6.00% 2024[2]	35,907	4,198
Brazil (Federal Republic of) 10.00% 2025	8,000	2,226
Brazil (Federal Republic of) 6.00% 2050[2]	22,270	2,673
Caisse d’Amortissement de la Dette Sociale 1.625% 2015[3]	$4,000	4,001
Caisse d’Amortissement de la Dette Sociale 1.125% 2017[3]	10,470	10,533
Caisse d’Amortissement de la Dette Sociale 2.00% 2020[3]	5,000	5,035
Caisse d’Amortissement de la Dette Sociale 3.375% 2024[3]	8,180	8,656
Colombia (Republic of) 5.00% 2045	1,950	1,814
Colombia (Republic of) Global 4.375% 2021	9,670	10,139
Colombia (Republic of) Global 4.00% 2024	1,400	1,397
Dominican Republic 7.50% 2021[3,5]	7,000	7,892
Dominican Republic 7.50% 2021[5]	950	1,071
Dominican Republic 5.875% 2024[5]	1,640	1,710
Dominican Republic 5.50% 2025[3]	11,880	11,969
Dominican Republic 7.45% 2044[3]	7,500	8,231
Europe Government Agency-Guaranteed, Dexia Credit Local 1.25% 2016[3]	4,100	4,123
European Investment Bank 1.00% 2015	9,100	9,102
FMS Wertmanagement 1.125% 2016	4,050	4,079
FMS Wertmanagement 1.00% 2017	4,400	4,389
FMS Wertmanagement 1.625% 2018	6,400	6,457
Gabonese Republic 6.375% 2024[3,5]	9,154	8,948
The Bond Fund of America — Page 27 of 41

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Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
German Government 0.10% 2026[2]	€35,705	$42,427
Hungarian Government 6.25% 2020	$6,700	7,538
Hungarian Government 5.375% 2023	11,600	12,627
India (Republic of) 8.83% 2023	INR762,200	12,593
India (Republic of) 8.60% 2028	4,199,300	68,470
India (Republic of) 9.20% 2030	313,800	5,403
Indonesia (Republic of) 7.875% 2019	IDR123,300,000	9,190
Indonesia (Republic of) 5.875% 2020[3]	$6,200	6,913
Indonesia (Republic of) 4.875% 2021	5,460	5,808
Indonesia (Republic of) 3.75% 2022	14,755	14,571
Indonesia (Republic of) 3.375% 2023	9,950	9,403
Indonesia (Republic of) 4.125% 2025[3]	10,300	10,133
Indonesia (Republic of) 4.125% 2025	3,850	3,787
Indonesia (Republic of), Series 71, 9.00% 2029	IDR34,700,000	2,753
Indonesia (Republic of) 8.375% 2034	121,300,000	9,118
Indonesia (Republic of) 7.75% 2038	$3,400	4,344
Indonesia (Republic of) 6.75% 2044	2,950	3,429
Instituto de Credito Oficial 1.125% 2016[3]	8,000	8,008
Inter-American Development Bank 4.375% 2044	11,500	13,373
Iraq (Republic of) 5.80% 2028[5]	21,050	17,126
Irish Government 3.90% 2023	€7,000	9,321
Irish Government 2.40% 2030	45,000	52,119
Israeli Government 5.125% 2019	$500	563
Italian Government 4.50% 2024	€8,500	11,182
Ivory Coast Government 6.375% 2028[3,5]	$18,800	18,494
Japan Bank for International Cooperation 3.00% 2024	9,330	9,599
Japan Finance Organization for Municipalities 2.125% 2019[3]	10,000	10,113
Japanese Government, Series 19, 0.10% 2024[2]	¥12,163,424	106,848
Japanese Government, Series 42, 1.70% 2044	720,000	6,253
Kenya (Republic of) 6.875% 2024[3]	$12,000	12,235
Kenya (Republic of) 6.875% 2024	8,900	9,074
KfW 2.00% 2022	4,325	4,231
Landwirtschaftliche Rentenbank 1.75% 2019	8,970	9,048
Morocco Government 4.25% 2022	5,400	5,522
Morocco Government 5.50% 2042	19,300	19,686
Municipality Finance PLC 1.125% 2018[3]	4,900	4,892
Nigeria (Republic of) 5.125% 2018[3]	7,975	8,035
Nigeria (Republic of) 6.375% 2023	13,490	13,611
Nigeria (Republic of) 14.20% 2024	NGN638,800	3,146
Panama (Republic of) Global 3.75% 2025	$3,500	3,465
Peru (Republic of) 5.625% 2050	12,610	14,123
Polish Government 2.75% 2023[2]	PLN39,921	10,150
Province of Manitoba 3.05% 2024	$6,050	6,217
Province of Ontario 3.20% 2024	20,000	20,683
Queensland Treasury Corp. 4.75% 2025	A$10,000	8,454
Republic of Honduras 8.75% 2020	$5,700	6,484
Republic of Honduras 7.50% 2024[5]	3,000	3,260
Slovenia (Republic of) 5.50% 2022	19,160	21,319
Slovenia (Republic of) 5.85% 2023	15,500	17,615
Slovenia (Republic of) 5.85% 2023[3]	2,750	3,125
Slovenia (Republic of) 5.25% 2024	5,810	6,362
South Africa (Republic of) 5.50% 2020	6,550	7,159
South Africa (Republic of), Series R-214, 6.50% 2041	ZAR112,000	7,017
Spanish Government 5.40% 2023	€10,000	13,860
Spanish Government 5.15% 2044	46,300	69,061
The Bond Fund of America — Page 28 of 41

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Swedish Export Credit Corp. 2.875% 2023[3]	$9,000	$9,008
Turkey (Republic of) 4.557% 2018[3]	1,195	1,251
Turkey (Republic of) 7.00% 2019	2,000	2,255
Turkey (Republic of) 3.00% 2021[2]	TRY3,995	1,075
Turkey (Republic of) 5.625% 2021	$8,000	8,663
Turkey (Republic of) 4.25% 2026	14,200	13,553
Turkey (Republic of) 8.00% 2034	1,250	1,615
Turkey (Republic of) 6.00% 2041	8,720	9,219
United Mexican States Government 3.50% 2017[2]	MXN1,007,787	12,932
United Mexican States Government, Series M, 5.00% 2017	60,000	3,891
United Mexican States Government 4.50% 2025[2]	1,829,049	25,270
United Mexican States Government 4.00% 2040[2]	295,098	3,834
United Mexican States Government Global, Series A, 5.125% 2020	$1,250	1,382
United Mexican States Government Global, Series A, 4.00% 2023	8,000	8,232
United Mexican States Government Global 3.60% 2025	24,775	24,490
United Mexican States Government Global 5.55% 2045	10,000	10,700
United Mexican States Government Global 4.60% 2046	10,000	9,312
Zambia (Republic of) 5.375% 2022	8,500	7,406
		1,154,529
Asset-backed obligations 3.68%
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2017[5]	206	206
Aesop Funding II LLC, Series 2010-5A, Class A, 3.15% 2017[3,5]	20,000	20,219
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[3,5]	16,000	16,024
Aesop Funding LLC, Series 2015-1, Class A, 2.50% 2021[3,5]	14,000	13,959
Aesop Funding LLC, Series 2015-2-A, Class A, 2.63% 2021[3,5]	11,470	11,445
Ally Auto Receivables Trust, Series 2014-1, Class A3, 0.97% 2018[5]	7,620	7,628
Ally Master Owner Trust, Series 2014-1, Class A1, 0.656% 2019[4,5]	8,015	8,016
Ally Master Owner Trust, Series 2014-1, Class A2, 1.29% 2019[5]	8,700	8,730
Ally Master Owner Trust, Series 2014-5, Class A2, 1.60% 2019[5]	7,080	7,112
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 2020[5]	30,600	30,684
AmeriCredit Automobile Receivables Trust, Series 2012-1, Class C-2, 2.67% 2015[5]	1,201	1,208
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class A-3, 1.15% 2017[5]	3,405	3,395
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-2-A, 0.72% 2018[5]	10,326	10,309
AmeriCredit Automobile Receivables Trust, Series 2012-4, Class C, 1.93% 2018[5]	650	654
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A-3, 1.26% 2019[5]	8,275	8,270
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-3, 1.27% 2019[5]	3,095	3,103
Appalachian Consumer Rate Relief Funding LLC, Series 2013-1, Class A-1, 2.01% 2024[5]	6,053	6,081
Appalachian Consumer Rate Relief Funding LLC, Series 2013-1, Class A-2, 3.77% 2031[5]	4,215	4,466
Ares CLO Ltd., Series 2012-2-A, Class AR, CLO, 1.564% 2023[3,4,5]	32,000	31,957
ARI Fleet Lease Trust, Series 2014-A, Class A-2, 0.81% 2022[3,5]	1,673	1,672
Babson CLO Ltd., Series 2012-2-A, Class A-1-R, CLO, 1.673% 2023[3,4,5,8]	8,505	8,505
Bank of the West Auto Trust, Series 2014-1, Class A-3, 1.09% 2019[3,5]	4,400	4,404
Black Diamond CLO Ltd., Series 2006-1-A, Class AD, CLO, 0.529% 2019[3,4,5]	13,412	13,173
California Republic Auto Receivables Trust, Series 2015-1, Class B, 2.51% 2021[5]	5,185	5,201
Capital One Multi-asset Execution Trust, Series 2014-A5, Class A, 1.48% 2020[5]	12,000	12,056
Carlyle Global Market Strategies Commodities Fund, Series 2015-1A, Class A, 1.784% 2020[3,4,5,8]	41,750	41,750
Carlyle Global Market Strategies Commodities Fund, Series 2014-1A, Class A, 2.175% 2021[3,4,5,8]	30,365	30,362
CarMaxAuto Owner Trust, Series 2014-1, Class A-2, 0.47% 2017[5]	2,135	2,135
CarMaxAuto Owner Trust, Series 2014-1, Class A-3, 0.79% 2018[5]	9,670	9,670
CarMaxAuto Owner Trust, Series 2014-4, Class A-3, 1.25% 2019[5]	9,900	9,914
Chase Issuance Trust, Series 2013-A7, Class A, 0.616% 2020[4,5]	11,955	11,995
Chesapeake Funding LLC, Series 2014-1-A, Class A, 0.604% 2026[3,4,5]	15,277	15,267
Chrysler Capital Auto Receivables Trust, Series 2014-A-A, Class A-3, 0.83% 2018[3,5]	5,775	5,777
Chrysler Capital Auto Receivables Trust, Series 2015-A, Class A-3, 1.22% 2019[3,5]	5,000	4,997
The Bond Fund of America — Page 29 of 41

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Chrysler Capital Auto Receivables Trust, Series 2014-A-A, Class A-4, 1.31% 2019[3,5]	$3,850	$3,859
Citibank Credit Card Issuance Trust, Series 2014-A-2, Class A-2, 1.02% 2019[5]	7,520	7,521
Conseco Finance Home Equity Loan Trust, Series 2002-B, Class M-1, 1.904% 2033[4,5]	808	812
Conseco Finance Securitizations Corp., Series 2002-2, Class A-2, 6.03% 2033[5]	1,245	1,265
Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.82% 2021[3,5]	1,650	1,661
CPS Auto Receivables Trust, Series 2015-A, Class A, 1.53% 2019[3,5]	2,180	2,177
CPS Auto Receivables Trust, Series 2015-A, Class B, 2.79% 2021[3,5]	3,125	3,129
CPS Auto Receivables Trust, Series 2015-A, Class C, 4.00% 2021[3,5]	2,395	2,395
CWHEQ Revolving Home Equity Loan Trust, Series 2005-C, Class 2-A, FSA insured, 0.334% 2035[4,5]	6,142	5,619
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.322% 2037[4,5]	7,754	7,212
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, 0.332% 2037[4,5]	11,666	10,632
Discover Card Execution Note Trust, Series 2015-A2, Class A, 1.90% 2022[5]	13,500	13,405
Discover Card Execution Note Trust, Series 2015-A-1, Class A-1, 0.536% 2020[4,5]	9,970	9,979
Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.12% 2021[5]	10,970	11,064
Drive Auto Receivables Trust, Series 2015-B-A, Class C, 2.76% 2021[3,5]	19,930	19,914
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 2021[3,5]	16,700	16,810
Drivetime Auto Owner Trust, Series 2014-2-A, Class D, 3.68% 2021[3,5]	3,500	3,520
Dryden Senior Loan Fund, Series 2012-23-RA, Class A-1-R, CLO, 1.525% 2023[3,4,5]	10,000	9,973
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 0.87% 2019[3,5]	8,616	8,611
Fifth Third Auto Trust, Series 2014-3, Class A3, 0.96% 2019[5]	6,000	5,989
Flagstar Home Equity Loan Trust, Series 2006-2A, Class A, FSA insured, 0.334% 2019[3,4,5]	5,194	5,166
Ford Credit Auto Owner Trust, Series 2014-1-A, 2.26% 2025[3,5]	3,680	3,726
Ford Credit Auto Owner Trust, Series 2015-1 Class A, 2.12% 2026[3,5]	24,110	24,064
Ford Credit Auto Owner Trust, Series 2014-2-A, 2.31% 2026[3,5]	9,165	9,272
Ford Credit Floorplan Master Owner Trust, Series 2015-2, Class A-1, 1.98% 2022[5]	10,890	10,831
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029[5]	760	787
Henderson Receivables LLC, Series 2015-1A, Class A, 3.26% 2072[3,5]	7,463	7,311
Henderson Receivables LLC, Series 2014-3A, Class A, 3.50% 2077[3,5]	4,915	4,894
Hertz Fleet Lease Funding LP, Series 2014-1-A, 0.585% 2028[3,4,5]	11,111	11,113
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[5,8,11]	45,108	44,716
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 3.52% 2021[5,8,11]	1,351	1,340
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[3,5]	11,075	11,066
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2010-1A, Class A-2, 3.74% 2017[3,5]	8,500	8,605
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-2, 1.83% 2019[3,5]	19,000	18,882
Hilton Grand Vacation Trust, Series 2014-AA, Class A, 1.77% 2026[3,5]	3,476	3,450
Home Equity Asset Trust, Series 2004-7, Class M-1, 1.085% 2035[4,5]	6,276	5,975
Honda Auto Receivables Owner Trust, Series 2015-1, Class A-2, 0.70% 2017[5]	6,590	6,589
Honda Auto Receivables Owner Trust, Series 2014-3, Class A-3, 0.88% 2017[5]	11,880	11,890
Honda Auto Receivables Owner Trust, Series 2014-4, Class A-3, 0.99% 2018[5]	9,180	9,183
Hyundai Auto Receivables Trust, Series 2014-A, Class A2, 0.46% 2017[5]	1,095	1,095
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A-1, FSA insured, 0.341% 2037[4,5]	6,016	5,432
Lehman ABS Manufactured Housing Contract Trust, Series 2002-A, Class A, 0.605% 2033[4,5]	1,464	1,434
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2040[5]	655	677
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-4, 5.27% 2040[5]	336	353
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-5, 5.873% 2040[5]	1,102	1,172
Magnetite CLO Ltd. Series 2012-6-A, Class A-R, 1.534% 2023[3,4,5]	18,965	18,945
Marine Park CLO Ltd., Series 2012-1-A, Class A1-AR, CLO, 1.562% 2023[3,4,5,8]	35,000	35,000
Mercedes-Benz Auto Receivables Trust, Series 2014-1, Class A3, 0.87% 2018[5]	10,700	10,702
Mississippi Higher Education Assistance Corp., Series 2014-1, Class A1, 0.867% 2035[4,5]	3,420	3,417
Navient Student Loan Trust, Series 2015-A, Class A-1, 0.686% 2021[3,4,5]	3,644	3,648
Navient Student Loan Trust, Series 2014-AA, Class A-1, 0.666% 2022[3,4,5]	2,488	2,490
Navient Student Loan Trust, Series 2015-2, Class A-3, 0.803% 2040[4,5]	2,045	2,049
Octagon Investment Partners XII Ltd., Series 2012-1AR, Class AR, CLO, 1.549% 2023[3,4,5]	15,000	14,969
Onemain Financial Issuance Trust, Series 2015-2-A, Class A, 2.57% 2025[3,5]	4,000	4,008
The Bond Fund of America — Page 30 of 41

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-1, 5.73% 2035[5]	$944	$989
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-2, 6.51% 2035[5]	756	816
Prestige Auto Receivables Trust, Series 2015-1, Class B, 2.04% 2021[3,5]	7,500	7,457
Prestige Auto Receivables Trust, Series 2015-1, Class C, 2.40% 2021[3,5]	12,750	12,654
Prestige Auto Receivables Trust, Series 2015-1, Class D, 3.05% 2021[3,5]	10,855	10,763
RAMP Trust, Series 2004-RS10, Class A-I-6, 4.55% 2034[5]	1,136	1,165
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA3, Class A, FSA insured, 0.285% 2036[4,5]	856	755
Santander Drive Auto Receivables Trust, Series 2012-2, Class C, 3.20% 2015[5]	467	470
Santander Drive Auto Receivables Trust, Series 2011-4, Class C, 3.82% 2015[5]	302	304
Santander Drive Auto Receivables Trust, Series 2012-4, Class C, 2.94% 2016[5]	1,296	1,309
Santander Drive Auto Receivables Trust, Series 2013-2, Class C, 1.95% 2017[5]	3,860	3,890
Santander Drive Auto Receivables Trust, Series 2011-1, Class D, 4.01% 2017[5]	1,251	1,255
Santander Drive Auto Receivables Trust, Series 2014-3, Class A3, 0.81% 2018[5]	6,000	5,998
Santander Drive Auto Receivables Trust, Series 2014-4, Class A3, 1.08% 2018[5]	10,620	10,620
Santander Drive Auto Receivables Trust, Series 2014-1, Class B, 1.59% 2018[5]	5,400	5,418
Santander Drive Auto Receivables Trust, Series 2012-6, Class C, 1.94% 2018[5]	1,165	1,170
Santander Drive Auto Receivables Trust, Series 2012-3, Class C, 3.01% 2018[5]	499	503
Santander Drive Auto Receivables Trust, Series 2014-5, Class A-3, 1.15% 2019[5]	1,975	1,976
Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36% 2020[5]	4,465	4,497
Santander Drive Auto Receivables Trust, Series 2013-4, Class C, 3.25% 2020[5]	1,175	1,203
Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.44% 2021[5]	11,170	11,158
Santander Drive Auto Receivables Trust, Series 2015-1, Class C, 2.57% 2021[5]	16,000	16,055
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 2021[5]	2,300	2,308
SLM Private Credit Student Loan Trust, Series 2008-1, Class A-3, 0.777% 2017[4,5]	10,000	10,003
SLM Private Credit Student Loan Trust, Series 2014-A, Class A-1, 0.786% 2022[3,4,5]	3,070	3,076
SLM Student Loan Trust, Series 2003-10, Class A-4, 5.15% 2039[3,5]	£1,160	1,665
SMB Private Education Loan Trust, Series 2015-A, Class A-2-A, 2.49% 2027[3,5]	$1,400	1,396
South Carolina Student Loan Corp., Series 2014-1, Class A1, 0.934% 2030[4,5]	3,600	3,605
South Carolina Student Loan Corp., Series 2014-1, Class A2, 1.1803% 2033[4,5]	10,000	9,969
South Carolina Student Loan Corp., Series 2014-1, Class B, 1.684% 2035[4,5]	2,650	2,525
SpringCastle America Funding LLC, Series 2014-AA, Class A, 2.70% 2023[3,5]	4,809	4,840
Trade Maps Ltd., 2013-1-A-A, 0.885% 2018[3,4,5]	14,685	14,690
Trade Maps Ltd., 2013-1-A-B, 1.435% 2018[3,4,5]	2,900	2,903
UCFC Manufactured Housing Contract, Series 1996-2, Class A, MBIA insured, 7.135% 2028[5]	2,056	2,143
Utility Debt Securitization Auth., Series 2013-T, 3.435% 2025[5]	6,735	6,975
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-4, 6.57% 2027[5]	2,220	2,300
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-5, 7.12% 2032[5]	3,000	3,230
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A-4, 6.57% 2024[5]	1,020	1,032
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class M-1, 7.82% 2032[5]	755	797
Volkswagen Auto Lease Trust, Series 2014-A, Class A-3, 0.80% 2017[5]	2,910	2,911
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A-3 0.95% 2019[5]	13,500	13,475
Westlake Automobile Receivables Trust, Series 2015-1-A, Class A-2, 1.17% 2018[3,5]	3,740	3,732
Westlake Automobile Receivables Trust, Series 2015-1-A, Class C, 2.29% 2020[3,5]	6,750	6,770
Westlake Automobile Receivables Trust, Series 2015-1-A, Class D, 2.96% 2022[3,5]	7,875	7,831
World Financial Network Credit Card Master Note Trust, Series 2015-A, Class A, 0.666% 2022[4,5]	1,600	1,600
World Omni Auto Receivables Trust, Series 2014-B, Class A-3, 1.14% 2020[5]	6,935	6,926
		1,037,269
Municipals 2.50%
State of Alabama, Jefferson County, Sewer Rev. Warrants, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2044	5,000	5,309
State of California, Industry Public Facs. Auth., Tax Allocation Rev. Ref. Bonds (Civic - Recreational Project), Series 2015-A, 2.203% 2018	10,000	10,023
State of California, Industry Public Facs. Auth., Tax Allocation Rev. Ref. Bonds (Civic - Recreational Project), Series 2015-A, 3.139% 2020	6,900	6,940
The Bond Fund of America — Page 31 of 41

unaudited
Bonds, notes & other debt instruments Municipals (continued)	Principal amount (000)	Value (000)
State of California, Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-F1, 5.00% 2054	$10,000	$10,778
State of California, Various Purpose G.O. Bonds, 4.50% 2043	10,000	10,604
State of California, Various Purpose G.O. Bonds, 5.00% 2024	10,000	12,150
State of California, Various Purpose G.O. Bonds, 5.00% 2033	4,000	4,569
State of California, Various Purpose G.O. Bonds, 7.35% 2039	1,335	1,865
State of California, Various Purpose G.O. Bonds, 7.50% 2034	4,240	5,886
State of California, Various Purpose G.O. Bonds, 7.30% 2039[5]	2,290	3,189
State of California, Various Purpose G.O. Bonds, 7.55% 2039	11,680	16,933
State of California, Various Purpose G.O. Bonds, 7.60% 2040	30,435	45,219
State of California, Various Purpose G.O. Bonds, 7.625% 2040	6,830	9,882
State of California, Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2015-A, 5.00% 2045	22,000	23,955
State of California, Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2011-A-2, 0.350% 2038 (put 2017)[4]	2,400	2,387
State of California, Public Works Board, Lease Rev. Bonds (Dept. of Corrections and Rehabilitation), Series 2014-A, 5.00% 2039	20,000	22,302
State of California, Sacramento County Sanitation Districts Fncg. Auth., Rev. Bonds (Sacramento Regional County Sanitation Dist.), Series 2014-A, 5.00% 2044	5,000	5,586
State of California, Regents of the University of California, General Rev. Bonds, Series 2014-AN, 4.765% 2044	2,600	2,700
State of California, Regents of the University of California, Limited Project Rev. Bonds, Series 2012-G, 5.00% 2042	16,305	18,039
State of Florida, Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	30,090	30,616
State of Florida, Miami-Dade County Expressway Auth., Toll System Rev. Ref. Bonds, Series 2014-A, 5.00% 2044	3,000	3,253
State of Georgia, Hospital Auth. of Hall County and City of Gainesville, Rev. Anticipation Certificates (Northeast Georgia Health System, Inc. Project), Series 2014-B, 1.06% 2035 (put 2020)[4]	5,000	4,960
State of Illinois, Chicago Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2014, 5.25% 2049	15,000	15,809
State of Illinois, Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Rev. Ref. Bonds, Series 2003-A, FGIC-National insured, 6.00% 2033	12,120	15,854
State of Illinois, Fin. Auth., Rev. Bonds (University of Chicago), Series 2012-A, 5.00% 2051	5,000	5,294
State of Illinois, G.O. Bonds, Series 2014, 5.00% 2039	17,900	18,099
State of Illinois, G.O. Bonds, Build America Bonds, Series 2010-3, 5.727% 2020	17,000	18,092
State of Illinois, Housing Dev. Auth., Multifamily Housing Rev. Notes (Marshall Field Garden Apartment Homes), 1.11% 2050 (put 2025)[4]	4,650	4,581
State of Illinois, Housing Dev. Auth., Housing Rev. Bonds, Series 2013-A, 2.45% 2043[5]	681	650
State of Illinois, Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2010-B-1, Assured Guaranty Municipal insured, 0% 2046	10,000	2,069
State of Illinois, Board of Trustees of the University of Illinois, University of Illinois Auxiliary Facs. System Rev. Bonds, Series 2014-A, 5.00% 2044	8,500	9,129
State of Kentucky, Housing Corp., Housing Rev. Bonds, Series 2013-D, 3.50% 2033	1,700	1,776
State of Maryland, Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 2044	4,090	4,256
State of Maryland, Montgomery County Housing Opportunities Commission, Single-family Housing Rev. Bonds, Series 2013-A, 4.00% 2031	755	806
State of Massachusetts, Housing Fin. Agcy., Single-family Housing Rev. Bonds, Series 167, 4.00% 2043	670	720
State of Michigan, Fin. Auth., Student Loan Rev. Ref. Bonds, Series 2015-B-1, 0.937% 2030[4,5]	7,678	7,678
State of Minnesota, Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2013-A, AMT, 3.00% 2031	1,720	1,744
State of Minnesota, Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	4,855	5,236
State of Minnesota, Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program), Series 2012-B, 2.25% 2042[5]	6,344	5,982
State of Missouri, Housing Dev. Commission, Single-family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 2038	1,000	1,078
State of Nebraska, Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-A, 3.00% 2043	1,400	1,458
State of Nebraska, Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-C, 4.50% 2043	1,365	1,421
The Bond Fund of America — Page 32 of 41

unaudited
Bonds, notes & other debt instruments Municipals (continued)	Principal amount (000)	Value (000)
State of Nebraska, Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-E, 3.00% 2043	$495	$513
State of Nebraska, Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-E, 3.00% 2043	370	380
State of New Jersey, Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	10,500	10,313
State of New Mexico, City of Farmington, Pollution Control Rev. Ref. Bonds (Southern California Edison Company Four Corners Project), Series 2005-B, 1.875% 2029 (put 2020)	7,750	7,697
State of New York, Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2014-C, 5.00% 2044	10,000	11,034
State of New York, Liberty Dev. Corp., Liberty Rev. Ref. Bonds (4 World Trade Center Project), Series 2011, 5.00% 2044	4,660	5,129
State of New York, Metropolitan Transportation Auth., Dedicated Tax Fund Bonds (Build America Bonds), Series 2009-C, 7.336% 2039	5,500	7,831
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-A-1, 5.00% 2044	15,690	17,136
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-B, 5.00% 2044	10,000	10,904
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 2045	20,000	21,925
State of New York, City of New York, G.O. Bonds, Series 2014-A, 5.00% 2024	8,000	9,606
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2012 Series CC, 5.00% 2045	10,000	11,003
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2014 Series BB, 5.00% 2046	26,100	28,656
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Ref. Bonds, Series 2013-CC, 5.00% 2047	11,650	12,782
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2014-A1, 5.00% 2038	14,500	16,246
State of North Dakota, Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2012-A, 3.75% 2042	1,745	1,855
State of Ohio, Higher Education G.O. Ref. Bonds, Series 2015-A, 5.00% 2024	28,760	34,935
State of Ohio, Turnpike Rev. Ref. Bonds, Series 2013-A-1, 5.00% 2048	4,000	4,366
Territory of Puerto Rico, Electric Power Auth., Power Rev. Ref. Bonds, Series UU, Assured Guaranty Municipal insured, 0.704% 2029[4]	7,665	5,614
Territory of Puerto Rico, Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, Assured Guaranty insured, 5.25% 2034	935	911
Territory of Puerto Rico, Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, Assured Guaranty insured, 5.25% 2036	2,100	2,039
Territory of Puerto Rico, Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D, Assured Guaranty Municipal insured, 5.00% 2032	2,300	2,181
State of South Carolina, Housing Fin. Auth., Mortgage Rev. Ref. Bonds, AMT, 4.0% 2041	3,195	3,451
State of South Carolina, Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-A, 5.00% 2049	4,300	4,621
State of South Dakota, Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-E, AMT, 4.00% 2044	760	796
State of South Dakota, Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-F, 4.00% 2034	1,105	1,157
State of Tennessee, Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Issue 2015-A, 3.50% 2045	1,350	1,434
State of Tennessee, Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	955	1,020
State of Tennessee, Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-1-A, AMT, 4.00% 2045	2,000	2,156
State of Texas, Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Bonds, Series 2013-B, 5.00% 2053	10,000	10,806
State of Texas, Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Bonds, Series 2013-B, 5.25% 2051	10,000	11,093
State of Texas, SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2023	6,000	6,986
State of Texas, Transportation Commission, G.O. Mobility Fund Bonds, Series 2014-A, 5.00% 2044	15,510	17,452
State of Washington, Various Purpose G.O. Ref. Bonds, Series R-2015-E, 5.00% 2024	19,370	23,461
The Bond Fund of America — Page 33 of 41

unaudited
Bonds, notes & other debt instruments Municipals (continued)	Principal amount (000)	Value (000)
State of Washington, Energy Northwest, Columbia Generating Station Electric Rev. Bonds, Series 2012-E, 2.197% 2019	$8,000	$8,062
State of Washington, Energy Northwest, Columbia Generating Station Electric Rev. Bonds, Series 2015-B, 2.814% 2024	10,000	9,844
		704,272
Federal agency bonds & notes 2.42%
CoBank, ACB 7.875% 2018[3]	23,615	27,146
CoBank, ACB 0.886% 2022[3,4]	29,725	28,090
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012 LLC 2.646% 2026[5]	4,631	4,679
Export-Import Bank of the United States-Guaranteed, VCK Lease SA 2.591% 2026[5]	2,522	2,556
Fannie Mae 5.375% 2016	10,420	10,955
Fannie Mae 5.00% 2017	10,290	11,010
Fannie Mae 2.625% 2024	40,305	40,146
Fannie Mae 7.125% 2030	3,900	5,737
Fannie Mae, Series 2014-M2, Class A-S-Q2, multifamily 0.478% 2015[5]	1,468	1,468
Fannie Mae, Series 2013-M14, Class A2, multifamily 3.329% 2023[4,5]	7,175	7,479
Fannie Mae, Series 2014-M1, multifamily 3.436% 2023[4,5]	8,350	8,666
Fannie Mae, Series 2014-M9, multifamily 3.103% 2024[4,5]	6,395	6,530
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.501% 2024[4,5]	8,075	8,479
Federal Agricultural Mortgage Corp. 5.125% 2017[3]	5,000	5,381
Federal Farm Credit Banks 0.235% 2017[4]	26,250	26,257
Federal Farm Credit Banks 0.241% 2017[4]	21,501	21,511
Federal Home Loan Bank 2.125% 2016	18,860	19,171
Federal Home Loan Bank 2.75% 2018	16,635	17,436
Federal Home Loan Bank 3.375% 2023	28,050	29,761
Federal Home Loan Bank 5.50% 2036	600	772
Freddie Mac 1.25% 2019	43,500	42,889
Freddie Mac, Series KF02, Class A2, multifamily 0.731% 2020[4,5]	17,896	17,962
Freddie Mac, Series KF02, Class A3, multifamily 0.811% 2020[4,5]	8,398	8,468
Freddie Mac, Series K013, Class A1, multifamily 2.902% 2020[5]	2,878	2,963
Freddie Mac, Series K010, Class A1, multifamily 3.32% 2020[5]	2,096	2,175
Freddie Mac, Series K019, Class A1, multifamily 1.459% 2021[5]	1,788	1,777
Freddie Mac, Series K017, Class A2, multifamily 2.873% 2021[5]	4,200	4,322
Freddie Mac, Series K716, Class A2, multifamily 3.13% 2021[5]	8,590	9,003
Freddie Mac, Series K022, Class A2, multifamily 2.355% 2022[5]	4,325	4,282
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022[5]	14,350	14,276
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[5]	22,995	22,872
Freddie Mac, Series K031, Class A1, multifamily 2.778% 2022[5]	2,738	2,838
Freddie Mac, Series K718, Class A2, multifamily 2.791% 2022[5]	11,565	11,850
Freddie Mac, Series K029, Class A1, multifamily 2.839% 2022[5]	3,707	3,845
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[5]	6,735	6,732
Freddie Mac, Series K036, Class A2, multifamily 3.527% 2023[4,5]	24,490	25,851
Freddie Mac, Series K043, Class A2, multifamily 3.062% 2024[5]	13,500	13,648
Freddie Mac, Series K041, Class A2, multifamily 3.171% 2024[5]	7,600	7,762
Freddie Mac, Series KPLB, Class A, multifamily 2.77% 2025[5]	5,000	4,894
Freddie Mac, Series K044, Class A2, multifamily 2.811% 2025[5]	15,995	15,869
Freddie Mac, Series K046, Class A2, multifamily 3.205% 2025[5]	3,000	3,061
Private Export Funding Corp., Series W, 5.00% 2016	3,400	3,607
Private Export Funding Corp. 3.55% 2024	26,425	27,751
Tennessee Valley Authority, Series A, 3.875% 2021	8,750	9,621
Tennessee Valley Authority 1.875% 2022	23,750	22,674
Tennessee Valley Authority 4.65% 2035	4,000	4,503
Tennessee Valley Authority 5.25% 2039	21,250	25,722
Tennessee Valley Authority, Series B, 3.50% 2042	25,113	23,436
The Bond Fund of America — Page 34 of 41

unaudited
Bonds, notes & other debt instruments Federal agency bonds & notes (continued)	Principal amount (000)	Value (000)
Tennessee Valley Authority, Series 2008, Class A, 4.875% 2048	$3,200	$3,632
TVA Southaven 3.846% 2033[5]	3,157	3,277
United States Agency for International Development, Jordan (Kingdom of) 1.945% 2019	14,000	14,251
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	8,600	8,879
United States Agency for International Development, Republic of Egypt 4.45% 2015	5,000	5,040
United States Agency for International Development, Ukraine, 1.844% 2019	6,930	7,033
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 0% 2016	2,301	2,326
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.49% 2029[5]	3,978	4,149
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.82% 2032[5]	4,438	4,678
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.938% 2032[5]	1,605	1,681
		682,829
Total bonds, notes & other debt instruments (cost: $26,960,848,000)		27,101,102
Convertible stocks 0.04% Industrials 0.04%	Shares
CEVA Group PLC, Series A-1, 3.289% convertible preferred[8]	9,732	9,732
CEVA Group PLC, Series A-2, 2.289% convertible preferred[8,11]	2,575	1,906
Total convertible stocks (cost: $13,571,000)		11,638
Preferred securities 0.01% U.S. government agency securities 0.01%
CoBank, ACB, Class E, noncumulative[3]	6,250	4,338
Total preferred securities (cost: $5,820,000)		4,338
Common stocks 0.10% Industrials 0.03%
CEVA Group PLC[3,8,12]	12,179	9,012
Atrium Corp.[3,8,12]	985	1
		9,013
Health care 0.02%
Rotech Healthcare Inc.[8,12]	342,069	4,960
Energy 0.00%
Gener8 Maritime, Inc.[3,12]	1,716	24
Consumer discretionary 0.00%
Revel AC, Inc.[8,11,12]	222,053	—
Miscellaneous 0.05%
Other common stocks in initial period of acquisition		13,437
Total common stocks (cost: $78,627,000)		27,434
The Bond Fund of America — Page 35 of 41

unaudited
Rights & warrants 0.00% Energy 0.00%	Shares	Value (000)
General Maritime Corp., warrants, expire 2017[3,8,12]	2,654	$—
Total rights & warrants (cost: $671,000)		—
Short-term securities 17.02%	Principal amount (000)
Abbott Laboratories 0.11% due 8/20/2015–8/27/2015[3]	$ 100,000	99,986
Apple Inc. 0.13% due 9/21/2015[3]	50,000	49,977
Caterpillar Financial Services Corp. 0.12% due 8/28/2015	40,000	39,989
Chariot Funding, LLC 0.27%–0.30% due 8/17/2015–10/23/2015[3]	55,000	54,965
Chevron Corp. 0.10%–0.14% due 7/1/2015–9/22/2015[3]	184,800	184,744
Coca-Cola Co. 0.13%–0.40% due 7/21/2015–1/26/2016[3]	204,100	203,924
Emerson Electric Co. 0.10%–0.13% due 7/23/2015–9/8/2015[3]	107,700	107,675
ExxonMobil Corp. 0.10%–0.12% due 8/18/2015–9/23/2015	154,800	154,743
Fannie Mae 0.09%–0.24% due 7/1/2015–1/19/2016	593,800	593,524
Federal Farm Credit Banks 0.08%–0.22% due 8/5/2015–3/10/2016	175,200	175,071
Federal Home Loan Bank 0.06%–0.29% due 7/6/2015–2/2/2016	1,731,250	1,731,044
Freddie Mac 0.10%–0.22% due 7/7/2015–1/20/2016	897,730	897,468
General Electric Capital Corp. 0.28% due 10/6/2015	25,000	24,991
General Electric Co. 0.06% due 7/1/2015	15,700	15,700
John Deere Capital Corp. 0.11%–0.13% due 7/17/2015–8/11/2015[3]	47,500	47,495
Jupiter Securitization Co., LLC 0.30%–0.32% due 11/3/2015–11/25/2015[3]	125,000	124,837
Microsoft Corp. 0.08% due 7/22/2015[3]	70,300	70,298
National Rural Utilities Cooperative Finance Corp. 0.10% due 7/20/2015	50,000	49,996
Paccar Financial Corp. 0.12% due 8/6/2015	14,400	14,397
Private Export Funding Corp. 0.22% due 8/3/2015[3]	25,000	24,996
Qualcomm Inc. 0.10% due 8/19/2015[3]	15,400	15,397
Regents of the University of California 0.14% due 8/26/2015	25,000	24,994
U.S. Treasury Bills 0.11% due 7/2/2015	50,000	50,000
United Technologies Corp. 0.12% due 7/27/2015–8/3/2015[3]	43,600	43,594
Total short-term securities (cost: $4,799,166,000)		4,799,805
Total investment securities 113.25% (cost: $31,858,703,000)		31,944,317
Other assets less liabilities (13.25)%		(3,737,240)
Net assets 100.00%		$28,207,077
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
The Bond Fund of America — Page 36 of 41

unaudited
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $344,967,000 over the prior 12-month period.
	Settlement date	Counterparty	Contract amount		Unrealized (depreciation) appreciation at 6/30/2015 (000)
			Receive (000)	Deliver (000)
Purchases:
Mexican pesos	7/17/2015	Bank of New York Mellon	MXN74,682	$4,785	$(39)
Sales:
Australian dollars	8/6/2015	Bank of America, N.A.	$7,735	A$10,000	$36
Brazilian reais	7/13/2015	Citibank	$1,650	BRL5,025	42
Brazilian reais	7/27/2015	Citibank	$7,848	BRL24,500	47
British pounds	7/10/2015	Bank of New York Mellon	$1,837	£1,200	(48)
British pounds	7/15/2015	UBS AG	$4,905	£3,165	(68)
British pounds	7/28/2015	Bank of America, N.A.	$6,128	£3,900	1
Danish kroner	7/22/2015	HSBC Bank	$24,082	DKr158,000	456
Danish kroner	7/29/2015	HSBC Bank	$9,020	DKr60,000	47
Euros	7/14/2015	Barclays Bank PLC	$4,045	€3,700	(81)
Euros	7/29/2015	Bank of America, N.A.	$2,496	€2,200	43
Euros	8/5/2015	JPMorgan Chase	$37,752	€33,200	720
Euros	8/5/2015	JPMorgan Chase	$56,762	€51,000	(123)
Euros	8/6/2015	UBS AG	$24,992	€22,280	140
Euros	8/6/2015	HSBC Bank	$108,534	€97,250	59
Japanese yen	7/8/2015	UBS AG	$50,793	¥6,280,000	(526)
Japanese yen	7/10/2015	Citibank	$50,978	¥6,315,000	(628)
Japanese yen	8/14/2015	UBS AG	$5,852	¥715,000	7
Mexican pesos	7/15/2015	HSBC Bank	$5,559	MXN85,805	106
Mexican pesos	7/20/2015	Barclays Bank PLC	$10,410	MXN157,995	373
					$603
Forward currency contracts — net					$564
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $12,314,924,000 over the prior 12-month period.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 6/30/2015 (000)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.317%	9/17/2015	$13,800,000	$(690)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.796	9/24/2016	180,000	(437)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.7875	9/29/2016	225,550	(513)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.644	10/27/2016	80,000	(14)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.6425	10/30/2016	70,000	(6)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.896	12/31/2016	300,000	(885)
Receive	LCH.Clearnet	3-month USD-LIBOR	0.912	3/4/2017	135,000	320
Pay	LCH.Clearnet	3-month USD-LIBOR	1.1875	3/29/2017	75,000	(83)
Receive	LCH.Clearnet	3-month USD-LIBOR	0.8975	7/1/2017	273,000	(14)
Receive	LCH.Clearnet	3-month USD-LIBOR	0.8895	7/1/2017	1,300,000	(273)
Receive	LCH.Clearnet	3-month USD-LIBOR	0.8875	7/2/2017	742,000	—
Pay	LCH.Clearnet	3-month USD-LIBOR	1.322	1/14/2018	60,000	(337)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.17	5/12/2018	20,000	21
Receive	LCH.Clearnet	3-month USD-LIBOR	2.07	5/22/2019	270,000	(402)
The Bond Fund of America — Page 37 of 41

unaudited
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 6/30/2015 (000)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.11%	5/30/2019	$250,000	$(230)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.515	6/4/2019	100,000	(16)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.789	6/20/2019	202,700	2,039
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7945	6/20/2019	126,700	1,301
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7905	6/20/2019	50,600	512
Receive	LCH.Clearnet	3-month USD-LIBOR	1.821	7/31/2019	96,000	1,006
Receive	LCH.Clearnet	3-month USD-LIBOR	1.799	8/8/2019	100,000	936
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7725	8/11/2019	128,000	1,046
Receive	LCH.Clearnet	3-month USD-LIBOR	1.773	8/11/2019	124,000	1,016
Receive	LCH.Clearnet	3-month USD-LIBOR	1.956	9/24/2019	40,000	590
Receive	LCH.Clearnet	3-month USD-LIBOR	1.9225	9/25/2019	120,000	1,602
Receive	LCH.Clearnet	3-month USD-LIBOR	1.925	9/29/2019	160,000	2,105
Receive	LCH.Clearnet	3-month USD-LIBOR	1.619	10/24/2019	100,000	—
Receive	LCH.Clearnet	3-month USD-LIBOR	1.664	10/27/2019	100,000	179
Receive	LCH.Clearnet	3-month USD-LIBOR	1.669	10/28/2019	240,000	480
Receive	LCH.Clearnet	3-month USD-LIBOR	1.785	1/2/2020	80,000	414
Receive	LCH.Clearnet	3-month USD-LIBOR	1.6195	1/9/2020	60,000	(137)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.472	2/6/2020	75,000	(736)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.578	2/10/2020	50,000	(259)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.655	2/11/2020	140,000	(246)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.665	2/17/2020	121,000	(182)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.663	2/17/2020	119,000	(189)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.6455	2/17/2020	124,000	(295)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7615	2/19/2020	40,000	113
Receive	LCH.Clearnet	3-month USD-LIBOR	1.638	2/27/2020	124,000	(374)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.725	3/4/2020	60,000	(50)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.6115	3/23/2020	445,000	(2,185)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.477	4/8/2020	175,000	(2,046)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.648	5/5/2020	38,000	(175)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.663	5/26/2020	40,000	(182)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.666	5/26/2020	250,000	(1,103)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.6275	6/2/2020	100,000	(649)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.802	6/9/2020	273,200	451
Receive	LCH.Clearnet	3-month USD-LIBOR	1.8315	6/10/2020	100,000	303
Receive	LCH.Clearnet	3-month USD-LIBOR	1.86375	6/11/2020	100,000	456
Receive	LCH.Clearnet	3-month USD-LIBOR	1.86	6/19/2020	95,000	397
Receive	LCH.Clearnet	3-month USD-LIBOR	1.8135	6/26/2020	282,100	496
Receive	LCH.Clearnet	3-month USD-LIBOR	1.793	6/26/2020	140,000	108
Receive	LCH.Clearnet	3-month USD-LIBOR	1.872	6/30/2020	32,000	146
Pay	LCH.Clearnet	3-month USD-LIBOR	1.7435	7/1/2020	150,000	272
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7735	7/1/2020	119,500	(43)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.76327	7/1/2020	75,000	(65)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.279	3/14/2021	20,000	(390)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.1892	8/13/2021	50,000	(554)
Pay	LCH.Clearnet	6-month EURIBOR	0.544	12/31/2021	30,000	409
Pay	LCH.Clearnet	3-month USD-LIBOR	1.785	3/27/2022	151,000	3,046
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7585	3/27/2022	151,000	(3,302)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.03798	5/21/2022	100,000	558
Receive	LCH.Clearnet	3-month USD-LIBOR	1.9565	6/1/2022	15,000	(168)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.9525	1/21/2024	30,000	(1,484)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.942	1/24/2024	15,000	(730)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.82125	4/11/2024	97,000	(3,702)
The Bond Fund of America — Page 38 of 41

unaudited
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 6/30/2015 (000)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.736%	4/17/2024	$20,000	$(623)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.633	5/23/2024	9,330	(207)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.7455	6/19/2024	45,000	(1,398)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.661	6/27/2024	12,000	(288)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.683	8/4/2024	54,000	(1,358)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.5315	9/8/2024	8,600	(101)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.645	9/29/2024	51,125	(1,074)
Pay	LCH.Clearnet	6-month EURIBOR	0.9852	10/17/2024	20,000	223
Pay	LCH.Clearnet	3-month USD-LIBOR	2.415	10/27/2024	40,000	(38)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.091	1/9/2025	35,000	1,013
Pay	LCH.Clearnet	3-month USD-LIBOR	2.138	1/12/2025	5,000	125
Pay	LCH.Clearnet	3-month USD-LIBOR	2.0885	1/13/2025	3,000	88
Pay	LCH.Clearnet	3-month USD-LIBOR	1.9615	1/16/2025	6,000	243
Pay	LCH.Clearnet	3-month USD-LIBOR	1.92	1/20/2025	3,000	133
Pay	LCH.Clearnet	3-month USD-LIBOR	1.8895	2/2/2025	54,000	2,559
Pay	LCH.Clearnet	3-month USD-LIBOR	1.902	2/2/2025	10,000	463
Pay	LCH.Clearnet	3-month USD-LIBOR	2.146	2/17/2025	50,000	1,262
Pay	LCH.Clearnet	6-month JPY-LIBOR	0.5327	3/4/2025	6,100,000	409
Pay	LCH.Clearnet	3-month USD-LIBOR	2.166	3/19/2025	20,000	483
Pay	LCH.Clearnet	3-month USD-LIBOR	2.255	5/20/2025	150,000	2,662
Pay	LCH.Clearnet	3-month USD-LIBOR	2.55	6/12/2025	145,000	(1,218)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.4575	7/2/2025	20,000	—
Receive	LCH.Clearnet	3-month USD-LIBOR	3.4275	4/11/2034	72,000	6,552
Receive	LCH.Clearnet	3-month USD-LIBOR	3.5475	4/11/2044	3,500	435
Receive	LCH.Clearnet	3-month USD-LIBOR	3.51	4/23/2044	15,000	1,753
Pay	LCH.Clearnet	3-month USD-LIBOR	3.34	6/27/2044	70,000	(5,767)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.206	7/31/2044	24,000	(1,327)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.238	8/8/2044	25,000	(1,538)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.2635	9/24/2044	12,000	(802)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.035	10/30/2044	3,000	(60)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.9715	12/4/2044	20,500	137
Pay	LCH.Clearnet	3-month USD-LIBOR	2.7045	1/2/2045	33,000	1,602
Pay	LCH.Clearnet	3-month USD-LIBOR	2.476	1/9/2045	15,000	1,436
Pay	LCH.Clearnet	3-month USD-LIBOR	2.544	1/12/2045	3,000	245
Pay	LCH.Clearnet	3-month USD-LIBOR	2.4935	1/13/2045	3,000	277
Pay	LCH.Clearnet	3-month USD-LIBOR	2.3505	1/20/2045	3,000	365
Receive	LCH.Clearnet	3-month USD-LIBOR	2.6025	2/20/2045	10,700	(749)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.343	3/25/2045	15,000	1,859
Pay	LCH.Clearnet	3-month USD-LIBOR	2.38452	4/27/2045	13,500	1,560
Pay	LCH.Clearnet	3-month USD-LIBOR	2.3942	4/28/2045	9,500	1,079
Pay	LCH.Clearnet	3-month USD-LIBOR	2.39005	4/29/2045	9,500	1,085
Pay	LCH.Clearnet	3-month USD-LIBOR	2.5315	5/5/2045	9,500	809
Pay	LCH.Clearnet	3-month USD-LIBOR	2.5745	5/5/2045	5,000	381
Pay	LCH.Clearnet	6-month EURIBOR	1.2122	5/12/2045	40,000	5,409
Pay	LCH.Clearnet	3-month USD-LIBOR	2.717	5/26/2045	45,000	2,101
Pay	LCH.Clearnet	3-month USD-LIBOR	2.625	6/2/2045	9,000	593
Pay	LCH.Clearnet	6-month EURIBOR	1.645	6/5/2045	23,000	376
Pay	LCH.Clearnet	3-month USD-LIBOR	2.846	6/5/2045	9,300	185
Pay	LCH.Clearnet	3-month USD-LIBOR	2.879	6/10/2045	30,000	391
Pay	LCH.Clearnet	6-month EURIBOR	1.813	6/12/2045	30,150	(901)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.94625	7/1/2045	45,000	(40)
The Bond Fund of America — Page 39 of 41

unaudited
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 6/30/2015 (000)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.886%	7/1/2045	$34,500	$(403)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.9025	7/2/2045	9,000	—
						$17,577
Credit default swaps

The fund has entered into a credit default swap as shown in the following table. The average notional amount of credit default swaps was $49,455,000 over the prior 11-month period.
Centrally cleared credit default swaps on credit indices — buy protection
Referenced index	Clearinghouse	Pay fixed rate	Expiration date	Notional (000)	Unrealized depreciation at 6/30/2015 (000)
CDX North American High Yield Index Series 23	Intercontinental Exchange, Inc.	5.00%	12/20/2019	$48,500	$(888)

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $132,063,000, which represented .47% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,132,816,000, which represented 14.65% of the net assets of the fund.
[4]	Coupon rate may change periodically.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $42,181,000, which represented .15% of the net assets of the fund.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[8]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $224,931,000, which represented .80% of the net assets of the fund.
[9]	Scheduled interest and/or principal payment was not received.
[10]	Purchased on a TBA basis.
[11]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[12]	Security did not produce income during the last 12 months.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021	4/7/2015	$45,105	$44,716.16%
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 3.52% 2021	4/7/2015	1,351	1,340.00
CEVA Group PLC, Series A-2, 2.289% convertible preferred	3/10/2010-1/23/2012	3,703	1,906.01
Revel AC, Inc.	2/14/2011-10/25/2012	23,124	—	.00
Total private placement securities		$ 73,283	$ 47,962.17%

The Bond Fund of America — Page 40 of 41

unaudited
Key to abbreviations and symbols
Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
LOC = Letter of credit
Ref. = Refunding
Rev. = Revenue
TBA = To be announced
A$ = Australian dollars
BRL = Brazilian reais
DKr = Danish kroner
€ = Euros
£ = British pounds
INR = Indian rupees
IDR = Indonesian rupiah
¥ = Japanese yen
MXN = Mexican pesos
NGN = Nigerian naira
PLN = Polish zloty
TRY = Turkish lira
ZAR = South African rand
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-008-0815O-S49227	The Bond Fund of America — Page 41 of 41

Summary investment portfolio June 30, 2015	unaudited

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	34.14%
AAA/Aaa	26.31
AA/Aa	5.10
A/A	15.10
BBB/Baa	12.78
Below investment grade	1.97
Unrated	.71
Other	.12
Short-term securities & other assets less liabilities	3.77
*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the United States government.

Bonds, notes & other debt instruments 96.08%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 31.72%

U.S. Treasury 26.42%
U.S. Treasury 1.25% 2018	$244,450	$245,176
U.S. Treasury 1.375% 2018	115,525	116,635
U.S. Treasury 1.50% 2018	92,050	93,215
U.S. Treasury 1.50% 2019	136,926	137,594
U.S. Treasury 1.50% 2019	130,225	130,148
U.S. Treasury 1.625% 2019	684,525	690,035
U.S. Treasury 1.625% 2019	627,150	629,232
U.S. Treasury 1.625% 2019	243,150	244,974
U.S. Treasury 1.75% 2019	215,575	218,000
U.S. Treasury 1.125% 2020	115,100	112,529
U.S. Treasury 1.25% 2020	377,225	371,951

4	The Bond Fund of America

	Principal amount	Value
	(000)	(000)
U.S. Treasury 1.375% 2020	$94,750	$93,640
U.S. Treasury 1.50% 2020	358,525	356,270
U.S. Treasury 2.125% 2021	205,000	206,285
U.S. Treasury 2.25% 2021	309,300	315,628
U.S. Treasury 1.50% 2022	160,000	154,699
U.S. Treasury 1.75% 2022	175,000	171,560
U.S. Treasury 1.75% 2022	100,000	97,962
U.S. Treasury 1.875% 2022	129,750	128,117
U.S. Treasury 2.125% 2022	140,000	140,405
U.S. Treasury 2.00% 2025	366,675	355,440
U.S. Treasury 2.125% 2025	287,722	281,901
U.S. Treasury 6.875% 2025	77,500	109,499
U.S. Treasury 4.50% 2036	84,207	105,522
U.S. Treasury 2.875% 2043	118,300	112,256
U.S. Treasury 2.50% 2045	150,688	132,052
U.S. Treasury 3.00% 2045	466,785	455,424
U.S. Treasury 0.25%–8.75% 2015–2044[1]	1,219,848	1,247,666
		7,453,815

U.S. Treasury inflation-protected securities 5.30%
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	121,208	118,157
U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	483,019	473,899
U.S. Treasury Inflation-Protected Security 1.375% 2044[2]	218,923	228,812
U.S. Treasury Inflation-Protected Security 0.75% 2045[2]	259,177	234,107
U.S. Treasury Inflation-Protected Securities 0.13%–2.50% 2016–2043[2]	474,852	439,386
		1,494,361

Total U.S. Treasury bonds & notes		8,948,176

Corporate bonds & notes 27.39%

Financials 7.41%
Other securities		2,089,474

Health care 4.96%
Other securities		1,399,643

Energy 3.35%
Other securities		945,361

Utilities 2.79%
Other securities		785,989

Consumer discretionary 2.69%
Other securities		758,508

Consumer staples 2.23%
Other securities		629,446

Telecommunication services 1.69%
Other securities		475,681

Industrials 1.19%
Other securities		336,174

Materials 0.57%
Other securities		161,117

The Bond Fund of America	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds & notes (continued)

Information technology 0.51%
Other securities		$144,331

Total corporate bonds & notes		7,725,724

Mortgage-backed obligations 24.28%

Federal agency mortgage-backed obligations 19.61%
Fannie Mae 3.50% 2045[3,4]	$180,000	184,679
Fannie Mae 4.50% 2045[3,4]	532,080	574,896
Fannie Mae 0%–11.01% 2017–2047[3,4,5]	572,549	608,786
Freddie Mac 3.00% 2035[3]	116,724	118,476
Freddie Mac 0%–7.50% 2019–2047[3,4,5]	416,944	446,255
Government National Mortgage Assn. 4.00% 2044[3]	290,594	307,724
Government National Mortgage Assn. 3.50% 2045[3,4]	825,990	853,480
Government National Mortgage Assn. 3.50% 2045[3,4]	130,275	134,962
Government National Mortgage Assn. 4.00% 2045[3,4]	1,060,100	1,120,642
Government National Mortgage Assn. 4.00% 2045[3,4]	996,935	1,055,349
Government National Mortgage Assn. 0.95%–10.00% 2021–2065[3,5]	111,836	120,610
Other securities		4,042
		5,529,901

Collateralized mortgage-backed (privately originated) 0.41%
Freddie Mac 1.04%–3.59% 2023–2025[3,5]	95,824	95,705
Other securities		19,686
		115,391

Other 4.26%
Other securities		1,203,011

Total mortgage-backed obligations		6,848,303

Bonds & notes of governments & government agencies outside the U.S. 4.09%
Japanese Government, Series 19, 0.10% 2024[2]	¥12,163,424	106,848
Other securities		1,047,681
		1,154,529

Federal agency bonds & notes 2.42%
Fannie Mae 0.48%–7.13% 2015–2030[3,5]	$96,378	100,470
Federal Home Loan Bank 2.13%–5.50% 2016–2036	64,145	67,140
Freddie Mac 0.74%–3.53% 2019–2025[3,5]	225,346	227,339
Other securities		287,880
		682,829

Other bonds & notes 6.18%
Other securities		1,741,541

Total bonds, notes & other debt instruments (cost: $26,960,848,000)		27,101,102

Convertible stocks 0.04%	Shares
Industrials 0.04%
Other securities		11,638

Total convertible stocks (cost: $13,571,000)		11,638

6	The Bond Fund of America

Preferred securities 0.01%	Shares	Value (000)
U.S. government agency securities 0.01%
Other securities		$4,338

Total preferred securities (cost: $5,820,000)		4,338

Common stocks 0.10%
Other 0.05%
Other securities		13,997

Miscellaneous 0.05%
Other common stocks in initial period of acquisition		13,437

Total common stocks (cost: $78,627,000)		27,434

Rights & warrants 0.00%
Energy 0.00%
Other securities		—

Total rights & warrants (cost: $671,000)		—

Short-term securities 17.02%	Principal amount (000)
Abbott Laboratories 0.11% due 8/20/2015–8/27/2015[6]	$100,000	99,986
Chariot Funding, LLC 0.27%–0.30% due 8/17/2015–10/23/2015[6]	55,000	54,965
Chevron Corp. 0.10%–0.14% due 7/1/2015–9/22/2015[6]	184,800	184,744
Coca-Cola Co. 0.13%–0.40% due 7/21/2015–1/26/2016[6]	204,100	203,924
Emerson Electric Co. 0.10%–0.13% due 7/23/2015–9/8/2015[6]	107,700	107,675
ExxonMobil Corp. 0.10%–0.12% due 8/18/2015–9/23/2015	154,800	154,743
Fannie Mae 0.09%–0.24% due 7/1/2015–1/19/2016	593,800	593,524
Federal Farm Credit Banks 0.08%–0.22% due 8/5/2015–3/10/2016	175,200	175,071
Federal Home Loan Bank 0.06%–0.29% due 7/6/2015–2/2/2016	1,731,250	1,731,044
Freddie Mac 0.10%–0.22% due 7/7/2015–1/20/2016	897,730	897,468
Jupiter Securitization Co., LLC 0.30%–0.32% due 11/3/2015–11/25/2015[6]	125,000	124,837
U.S. Treasury Bills 0.11% due 7/2/2015	50,000	50,000
Other securities		421,824

Total short-term securities (cost: $4,799,166,000)		4,799,805
Total investment securities 113.25% (cost: $31,858,703,000)		31,944,317
Other assets less liabilities (13.25)%		(3,737,240)

Net assets 100.00%		$28,207,077

The Bond Fund of America	7

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Miscellaneous” and “Other securities” include securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $224,931,000, which represented .80% of the net assets of the funds. Some of the securities in “Other securities” (with an aggregate value of $47,962,000, an aggregate cost of $73,283,000, and which represented .17% of the net assets of the fund) were acquired from 3/10/2010 to 4/7/2015 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale. “Other securities” also includes loan participantions and assignments which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $42,181,000, which represented .15% of the net assets of the fund.

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $344,967,000 over the prior 12-month period.

					Unrealized
					(depreciation)
			Contract amount		appreciation
			Receive	Deliver	at 6/30/2015
	Settlement date	Counterparty	(000)	(000)	(000)
Purchases:
Mexican pesos	7/17/2015	Bank of New York Mellon	MXN74,682	$4,785	$(39)

Sales:
Australian dollars	8/6/2015	Bank of America, N.A.	$7,735	A$ 10,000	36
Brazilian reais	7/13/2015	Citibank	$1,650	BRL5,025	42
Brazilian reais	7/27/2015	Citibank	$7,848	BRL24,500	47
British pounds	7/10/2015	Bank of New York Mellon	$1,837	£1,200	(48)
British pounds	7/15/2015	UBS AG	$4,905	£3,165	(68)
British pounds	7/28/2015	Bank of America, N.A.	$6,128	£3,900	1
Danish kroner	7/22/2015	HSBC Bank	$24,082	DKr158,000	456
Danish kroner	7/29/2015	HSBC Bank	$9,020	DKr60,000	47
Euros	7/14/2015	Barclays Bank PLC	$4,045	€3,700	(81)
Euros	7/29/2015	Bank of America, N.A.	$2,496	€2,200	43
Euros	8/5/2015	JPMorgan Chase	$37,752	€33,200	720
Euros	8/5/2015	JPMorgan Chase	$56,762	€51,000	(123)
Euros	8/6/2015	UBS AG	$24,992	€22,280	140
Euros	8/6/2015	HSBC Bank	$108,534	€97,250	59
Japanese yen	7/8/2015	UBS AG	$50,793	¥6,280,000	(526)
Japanese yen	7/10/2015	Citibank	$50,978	¥6,315,000	(628)
Japanese yen	8/14/2015	UBS AG	$5,852	¥715,000	7
Mexican pesos	7/15/2015	HSBC Bank	$5,559	MXN85,805	106
Mexican pesos	7/20/2015	Barclays Bank PLC	$10,410	MXN157,995	373
					$603
Forward currency contracts — net					$564

8	The Bond Fund of America

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $12,314,924,000 over the prior 12-month period.

Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 6/30/2015 (000)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.317%	9/17/2015	$13,800,000	$(690)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.796	9/24/2016	180,000	(437)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.7875	9/29/2016	225,550	(513)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.644	10/27/2016	80,000	(14)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.6425	10/30/2016	70,000	(6)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.896	12/31/2016	300,000	(885)
Receive	LCH.Clearnet	3-month USD-LIBOR	0.912	3/4/2017	135,000	320
Pay	LCH.Clearnet	3-month USD-LIBOR	1.1875	3/29/2017	75,000	(83)
Receive	LCH.Clearnet	3-month USD-LIBOR	0.8975	7/1/2017	273,000	(14)
Receive	LCH.Clearnet	3-month USD-LIBOR	0.8895	7/1/2017	1,300,000	(273)
Receive	LCH.Clearnet	3-month USD-LIBOR	0.8875	7/2/2017	742,000	—
Pay	LCH.Clearnet	3-month USD-LIBOR	1.322	1/14/2018	60,000	(337)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.17	5/12/2018	20,000	21
Receive	LCH.Clearnet	3-month USD-LIBOR	2.07	5/22/2019	270,000	(402)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.11	5/30/2019	250,000	(230)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.515	6/4/2019	100,000	(16)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.789	6/20/2019	202,700	2,039
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7945	6/20/2019	126,700	1,301
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7905	6/20/2019	50,600	512
Receive	LCH.Clearnet	3-month USD-LIBOR	1.821	7/31/2019	96,000	1,006
Receive	LCH.Clearnet	3-month USD-LIBOR	1.799	8/8/2019	100,000	936
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7725	8/11/2019	128,000	1,046
Receive	LCH.Clearnet	3-month USD-LIBOR	1.773	8/11/2019	124,000	1,016
Receive	LCH.Clearnet	3-month USD-LIBOR	1.956	9/24/2019	40,000	590
Receive	LCH.Clearnet	3-month USD-LIBOR	1.9225	9/25/2019	120,000	1,602
Receive	LCH.Clearnet	3-month USD-LIBOR	1.925	9/29/2019	160,000	2,105
Receive	LCH.Clearnet	3-month USD-LIBOR	1.619	10/24/2019	100,000	—
Receive	LCH.Clearnet	3-month USD-LIBOR	1.664	10/27/2019	100,000	179
Receive	LCH.Clearnet	3-month USD-LIBOR	1.669	10/28/2019	240,000	480
Receive	LCH.Clearnet	3-month USD-LIBOR	1.785	1/2/2020	80,000	414
Receive	LCH.Clearnet	3-month USD-LIBOR	1.6195	1/9/2020	60,000	(137)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.472	2/6/2020	75,000	(736)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.578	2/10/2020	50,000	(259)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.655	2/11/2020	140,000	(246)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.665	2/17/2020	121,000	(182)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.663	2/17/2020	119,000	(189)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.6455	2/17/2020	124,000	(295)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7615	2/19/2020	40,000	113
Receive	LCH.Clearnet	3-month USD-LIBOR	1.638	2/27/2020	124,000	(374)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.725	3/4/2020	60,000	(50)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.6115	3/23/2020	445,000	(2,185)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.477	4/8/2020	175,000	(2,046)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.648	5/5/2020	38,000	(175)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.663	5/26/2020	40,000	(182)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.666	5/26/2020	250,000	(1,103)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.6275	6/2/2020	100,000	(649)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.802	6/9/2020	273,200	451
Receive	LCH.Clearnet	3-month USD-LIBOR	1.8315	6/10/2020	100,000	303
Receive	LCH.Clearnet	3-month USD-LIBOR	1.86375	6/11/2020	100,000	456

The Bond Fund of America	9

Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 6/30/2015 (000)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.86%	6/19/2020	$95,000	$397
Receive	LCH.Clearnet	3-month USD-LIBOR	1.8135	6/26/2020	282,100	496
Receive	LCH.Clearnet	3-month USD-LIBOR	1.793	6/26/2020	140,000	108
Receive	LCH.Clearnet	3-month USD-LIBOR	1.872	6/30/2020	32,000	146
Pay	LCH.Clearnet	3-month USD-LIBOR	1.7435	7/1/2020	150,000	272
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7735	7/1/2020	119,500	(43)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.76327	7/1/2020	75,000	(65)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.279	3/14/2021	20,000	(390)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.1892	8/13/2021	50,000	(554)
Pay	LCH.Clearnet	6-month EURIBOR	0.544	12/31/2021	30,000	409
Pay	LCH.Clearnet	3-month USD-LIBOR	1.785	3/27/2022	151,000	3,046
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7585	3/27/2022	151,000	(3,302)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.03798	5/21/2022	100,000	558
Receive	LCH.Clearnet	3-month USD-LIBOR	1.9565	6/1/2022	15,000	(168)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.9525	1/21/2024	30,000	(1,484)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.942	1/24/2024	15,000	(730)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.82125	4/11/2024	97,000	(3,702)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.736	4/17/2024	20,000	(623)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.633	5/23/2024	9,330	(207)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.7455	6/19/2024	45,000	(1,398)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.661	6/27/2024	12,000	(288)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.683	8/4/2024	54,000	(1,358)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.5315	9/8/2024	8,600	(101)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.645	9/29/2024	51,125	(1,074)
Pay	LCH.Clearnet	6-month EURIBOR	0.9852	10/17/2024	20,000	223
Pay	LCH.Clearnet	3-month USD-LIBOR	2.415	10/27/2024	40,000	(38)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.091	1/9/2025	35,000	1,013
Pay	LCH.Clearnet	3-month USD-LIBOR	2.138	1/12/2025	5,000	125
Pay	LCH.Clearnet	3-month USD-LIBOR	2.0885	1/13/2025	3,000	88
Pay	LCH.Clearnet	3-month USD-LIBOR	1.9615	1/16/2025	6,000	243
Pay	LCH.Clearnet	3-month USD-LIBOR	1.92	1/20/2025	3,000	133
Pay	LCH.Clearnet	3-month USD-LIBOR	1.8895	2/2/2025	54,000	2,559
Pay	LCH.Clearnet	3-month USD-LIBOR	1.902	2/2/2025	10,000	463
Pay	LCH.Clearnet	3-month USD-LIBOR	2.146	2/17/2025	50,000	1,262
Pay	LCH.Clearnet	6-month JPY-LIBOR	0.5327	3/4/2025	6,100,000	409
Pay	LCH.Clearnet	3-month USD-LIBOR	2.166	3/19/2025	20,000	483
Pay	LCH.Clearnet	3-month USD-LIBOR	2.255	5/20/2025	150,000	2,662
Pay	LCH.Clearnet	3-month USD-LIBOR	2.55	6/12/2025	145,000	(1,218)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.4575	7/2/2025	20,000	—
Receive	LCH.Clearnet	3-month USD-LIBOR	3.4275	4/11/2034	72,000	6,552
Receive	LCH.Clearnet	3-month USD-LIBOR	3.5475	4/11/2044	3,500	435
Receive	LCH.Clearnet	3-month USD-LIBOR	3.51	4/23/2044	15,000	1,753
Pay	LCH.Clearnet	3-month USD-LIBOR	3.34	6/27/2044	70,000	(5,767)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.206	7/31/2044	24,000	(1,327)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.238	8/8/2044	25,000	(1,538)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.2635	9/24/2044	12,000	(802)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.035	10/30/2044	3,000	(60)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.9715	12/4/2044	20,500	137
Pay	LCH.Clearnet	3-month USD-LIBOR	2.7045	1/2/2045	33,000	1,602
Pay	LCH.Clearnet	3-month USD-LIBOR	2.476	1/9/2045	15,000	1,436
Pay	LCH.Clearnet	3-month USD-LIBOR	2.544	1/12/2045	3,000	245
Pay	LCH.Clearnet	3-month USD-LIBOR	2.4935	1/13/2045	3,000	277
Pay	LCH.Clearnet	3-month USD-LIBOR	2.3505	1/20/2045	3,000	365
Receive	LCH.Clearnet	3-month USD-LIBOR	2.6025	2/20/2045	10,700	(749)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.343	3/25/2045	15,000	1,859

10	The Bond Fund of America

Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 6/30/2015 (000)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.38452	4/27/2045	$13,500	$1,560
Pay	LCH.Clearnet	3-month USD-LIBOR	2.3942	4/28/2045	9,500	1,079
Pay	LCH.Clearnet	3-month USD-LIBOR	2.39005	4/29/2045	9,500	1,085
Pay	LCH.Clearnet	3-month USD-LIBOR	2.5315	5/5/2045	9,500	809
Pay	LCH.Clearnet	3-month USD-LIBOR	2.5745	5/5/2045	5,000	381
Pay	LCH.Clearnet	6-month EURIBOR	1.2122	5/12/2045	40,000	5,409
Pay	LCH.Clearnet	3-month USD-LIBOR	2.717	5/26/2045	45,000	2,101
Pay	LCH.Clearnet	3-month USD-LIBOR	2.625	6/2/2045	9,000	593
Pay	LCH.Clearnet	6-month EURIBOR	1.645	6/5/2045	23,000	376
Pay	LCH.Clearnet	3-month USD-LIBOR	2.846	6/5/2045	9,300	185
Pay	LCH.Clearnet	3-month USD-LIBOR	2.879	6/10/2045	30,000	391
Pay	LCH.Clearnet	6-month EURIBOR	1.813	6/12/2045	30,150	(901)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.94625	7/1/2045	45,000	(40)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.886	7/1/2045	34,500	(403)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.9025	7/2/2045	9,000	—
						$17,577

Credit default swaps

The fund has entered into a credit default swap as shown in the following table. The average notional amount of credit default swaps was $49,455,000 over the prior 11-month period.

Centrally cleared credit default swaps on credit indices — buy protection

Referenced index	Clearinghouse	Pay fixed rate	Expiration date	Notional (000)	Unrealized depreciation at 6/30/2015 (000)
CDX North American High Yield Index Series 23	Intercontinental Exchange, Inc.	5.00%	12/20/2019	$48,500	$(888)

The Bond Fund of America	11

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $132,063,000, which represented .47% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Purchased on a TBA basis.
[5]	Coupon rate may change periodically.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $4,132,816,000, which represented 14.65% of the net assets of the fund.

Key to abbreviations and symbols

TBA = To be announced

A$ = Australian dollars

BRL = Brazilian reais

DKr = Danish kroner

€ = Euros

£ = British pounds

¥ = Japanese yen

MXN = Mexican pesos

See Notes to Financial Statements

12	The Bond Fund of America

Financial statements

Statement of assets and liabilities at June 30, 2015	unaudited (dollars in thousands)

Assets:
Investment securities, at value (cost: $31,858,703)		$31,944,317
Cash denominated in currencies other than U.S. dollars (cost: $8,526)		8,503
Cash		4,477
Unrealized appreciation on open forward currency contracts		2,077
Receivables for:
Sales of investments	$5,311,753
Sales of fund’s shares	40,990
Closed forward currency contracts	311
Variation margin	6,995
Dividends and interest	158,908
Other	122	5,519,079
		37,478,453
Liabilities:
Unrealized depreciation on open forward currency contracts		1,513
Payables for:
Purchases of investments	9,201,936
Repurchases of fund’s shares	44,057
Dividends on fund’s shares	1,563
Closed forward currency contracts	180
Investment advisory services	4,453
Services provided by related parties	8,171
Trustees’ deferred compensation	764
Variation margin	7,836
Other	903	9,269,863
Net assets at June 30, 2015		$28,207,077

Net assets consist of:
Capital paid in on shares of beneficial interest		$29,726,707
Undistributed net investment income		1,134
Accumulated net realized loss		(1,623,704)
Net unrealized appreciation		102,940
Net assets at June 30, 2015		$28,207,077

See Notes to Financial Statements

The Bond Fund of America	13

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —

unlimited shares authorized (2,224,273 total shares outstanding)

		Shares	Net asset
	Net assets	outstanding	value per share
Class A	$18,659,740	1,471,416	$12.68
Class B	117,681	9,280	12.68
Class C	1,424,603	112,337	12.68
Class F-1	668,619	52,724	12.68
Class F-2	1,463,846	115,432	12.68
Class 529-A	934,444	73,686	12.68
Class 529-B	10,773	850	12.68
Class 529-C	361,241	28,486	12.68
Class 529-E	50,205	3,959	12.68
Class 529-F-1	70,756	5,579	12.68
Class R-1	52,785	4,162	12.68
Class R-2	583,421	46,006	12.68
Class R-2E	162	13	12.68
Class R-3	703,847	55,502	12.68
Class R-4	506,870	39,969	12.68
Class R-5	207,370	16,352	12.68
Class R-6	2,390,714	188,520	12.68

See Notes to Financial Statements

14	The Bond Fund of America

Statement of operations for the six months ended June 30, 2015	unaudited (dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $149)	$335,527
Dividends	45	$335,572
Fees and expenses*:
Investment advisory services	26,575
Distribution services	39,520
Transfer agent services	18,062
Administrative services	3,268
Reports to shareholders	1,051
Registration statement and prospectus	470
Trustees’ compensation	123
Auditing and legal	50
Custodian	132
State and local taxes	1
Other	998	90,250
Net investment income		245,322

Net realized gain and unrealized depreciation:
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $476)	143,467
Forward currency contracts	24,415
Interest rate swaps	26,060
Credit default swaps	44
Currency transactions	(910)	193,076
Net unrealized (depreciation) appreciation on:
Investments (net of non-U.S. taxes of $26)	(500,571)
Forward currency contracts	(8,105)
Interest rate swaps	36,292
Credit default swaps	(711)
Currency translations	796	(472,299)
Net realized gain and unrealized depreciation		(279,223)

Net decrease in net assets resulting from operations		$(33,901)

* Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

The Bond Fund of America	15

Statements of changes in net assets

(dollars in thousands)

	Six months ended	Year ended
	June 30, 2015*	December 31, 2014

Operations:
Net investment income	$245,322	$556,310
Net realized gain	193,076	555,956
Net unrealized (depreciation) appreciation	(472,299)	328,394
Net (decrease) increase in net assets resulting from operations	(33,901)	1,440,660

Dividends paid or accrued to shareholders from net investment income	(253,918)	(565,791)

Net capital share transactions	526,484	81,839

Total increase in net assets	238,665	956,708

Net assets:
Beginning of period	27,968,412	27,011,704
End of period (including undistributed net investment income: $1,134 and $9,730, respectively)	$28,207,077	$27,968,412

* Unaudited.

See Notes to Financial Statements

16	The Bond Fund of America

Notes to financial statements	unaudited

1. Organization

The Bond Fund of America (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks as high a level of current income as is consistent with the preservation of capital.

The fund has 17 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and seven retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5 and R-6	None	None	None

* Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting

The Bond Fund of America	17

principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

18	The Bond Fund of America

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most

The Bond Fund of America	19

appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. Credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information

20	The Bond Fund of America

and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of June 30, 2015 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$8,948,176	$—	$8,948,176
Corporate bonds & notes	—	7,703,664	22,060	7,725,724
Mortgage-backed obligations	—	6,848,303	—	6,848,303
Bonds & notes of governments & government agencies outside the U.S.	—	1,154,529	—	1,154,529
Asset-backed obligations	—	1,037,269	—	1,037,269
Municipals	—	704,272	—	704,272
Federal agency bonds & notes	—	682,829	—	682,829
Convertible stocks	—	11,638	—	11,638
Preferred securities	—	4,338	—	4,338
Common stocks	24	22,449	4,961	27,434
Rights & warrants	—	—	—	—
Short-term securities	—	4,799,805	—	4,799,805
Total	$24	$31,917,272	$27,021	$31,944,317

The Bond Fund of America	21

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$2,077	$—	$2,077
Unrealized appreciation on interest rate swaps	—	58,615	—	58,615
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(1,513)	—	(1,513)
Unrealized depreciation on interest rate swaps	—	(41,038)	—	(41,038)
Unrealized depreciation on credit default swaps	—	(888)	—	(888)
Total	$—	$17,253	$—	$17,253

*	Forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions, and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

22	The Bond Fund of America

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid

The Bond Fund of America	23

than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in interest rate swaps — The use of interest rate swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to the fund. Interest rate swaps also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

24	The Bond Fund of America

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Unfunded commitments — The fund has participated in transactions that involve unfunded commitments, which may obligate the fund to lend additional sums based upon the terms of the loan agreement. As of June 30, 2015, the fund’s maximum exposure of unfunded loan commitments was $4,687,000, which would represent .02% of the net assets of the fund should such commitments become due. Unrealized appreciation of $36,000 is included in other payables in the fund’s statement of assets and liabilities and net unrealized appreciation on investments in the fund’s statement of operations.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

The Bond Fund of America	25

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a “variation margin” based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations.

Credit default swap indices — The fund has entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The fund’s investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. When the fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract. Securities deposited as initial margin are designated on the investment portfolio.

26	The Bond Fund of America

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a “variation margin” based on the increase or decrease in the value of the centrally cleared swaps, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in the fund’s statement of operations.

The following tables present the financial statement impacts resulting from the fund’s use of forward currency contracts, interest rate swaps and credit default swaps as of, or for the six months ended, June 30, 2015 (dollars in thousands):

		Assets		Liabilities
Contract	Risk Type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$2,077	Unrealized depreciation on open forward currency contracts	$1,513
Forward currency	Currency	Receivables for closed forward currency contracts	311	Payables for closed forward currency contracts	180
Interest rate swaps	Interest	Net unrealized appreciation*	58,615	Net unrealized depreciation*	41,038
Credit default swaps	Credit	Net unrealized appreciation*	—	Net unrealized depreciation*	888
			$61,003		$43,619

				Net unrealized (depreciation)
		Net realized gain		appreciation
Contract	Risk Type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized gain on forward currency contracts	$24,415	Net unrealized depreciation on forward currency contracts	$(8,105)
Interest rate swaps	Interest	Net realized gain on interest rate swaps	26,060	Net unrealized appreciation on interest rate swaps	36,292
Credit default swaps	Credit	Net realized gain on credit default swaps	44	Net unrealized depreciation on credit default swaps	(711)
			$50,519		$27,476

*	Includes cumulative appreciation (depreciation) on interest rate swaps and credit default swaps as reported in the applicable tables after the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

The Bond Fund of America	27

Collateral — The fund participates in a collateral program due to its use of forward currency contracts and interest rate swaps. For forward currency contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For interest rate swaps, the program calls for the fund to pledge collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of June 30, 2015 (dollars in thousands) if close-out netting was exercised:

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$81	$—	$(81)	$—	$—
Barclays Bank PLC	373	(81)	—	—	292
Citibank	399	(89)	—	—	310
HSBC Bank	668	—	—	—	668
JPMorgan Chase	720	(123)	—	—	597
UBS AG	147	(147)	—	—	—
Total	$2,388	$(440)	$(81)	$—	$1,867
Liabilities:
Bank of New York Mellon	$88	$—	$—	$—	$88
Barclays Bank PLC	191	(81)	—	—	110
Citibank	628	(89)	(539)	—	—
JPMorgan Chase	123	(123)	—	—	—
UBS AG	663	(147)	—	—	516
Total	$1,693	$(440)	$(539)	$—	$714

*	Non-cash collateral is shown on a settlement basis.

28	The Bond Fund of America

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2015, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2011, and by state tax authorities and tax authorities outside the U.S. for tax years before 2010.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; net capital losses; and amortization of premiums and discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2014, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$22,320
Capital loss carryforward expiring 2017*	(1,784,837)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net

The Bond Fund of America	29

capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of June 30, 2015, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$410,670
Gross unrealized depreciation on investment securities	(362,671)
Net unrealized appreciation on investment securities	47,999
Cost of investment securities	31,896,318

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended June 30, 2015	Year ended December 31, 2014
Class A	$172,729	$399,783
Class B	767	2,929
Class C	7,699	21,248
Class F-1	6,027	18,072
Class F-2	14,453	18,212
Class 529-A	8,208	19,406
Class 529-B	61	243
Class 529-C	1,807	4,883
Class 529-E	385	935
Class 529-F-1	677	1,439
Class R-1	293	806
Class R-2	3,377	8,512
Class R-2E*	1	—	†
Class R-3	5,556	13,502
Class R-4	4,688	10,391
Class R-5	2,213	5,287
Class R-6	24,977	40,143
Total	$253,918	$565,791

*	Class R-2E shares were offered beginning August 29, 2014.
†	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

30	The Bond Fund of America

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.110% on such assets in excess of $36 billion. The agreement also provides for monthly fees, accrued daily, of 2.25% on the first $8,333,333 of the fund’s monthly gross income and decreasing to 1.75% on such income in excess of $41,666,667. For the six months ended June 30, 2015, the investment advisory services fee was $26,575,000, which was equivalent to an annualized rate of 0.189% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of June 30, 2015, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

The Bond Fund of America	31

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.05% on such assets in excess of $70 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

32	The Bond Fund of America

For the six months ended June 30, 2015, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services		Transfer agent services		Administrative services		529 plan services
Class A	$22,724		$13,139		$936		Not applicable
Class B	699		96		Not applicable		Not applicable
Class C	7,305		1,006		367		Not applicable
Class F-1	832		415		166		Not applicable
Class F-2	Not applicable		814		349		Not applicable
Class 529-A	1,070		543		234		$416
Class 529-B	62		8		3		6
Class 529-C	1,805		222		91		162
Class 529-E	124		18		13		22
Class 529-F-1	—		40		17		30
Class R-1	271		30		14		Not applicable
Class R-2	2,208		923		149		Not applicable
Class R-2E	—	*	—	*	—	*	Not applicable
Class R-3	1,793		542		181		Not applicable
Class R-4	627		217		126		Not applicable
Class R-5	Not applicable		45		52		Not applicable
Class R-6	Not applicable		4		570		Not applicable
Total class-specific expenses	$39,520		$18,062		$3,268		$636

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $123,000 in the fund’s statement of operations includes $105,000 in current fees (either paid in cash or deferred) and a net increase of $18,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

The Bond Fund of America	33

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]			Reinvestments of dividends				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2015

Class A	$1,418,382	110,115		$167,554		12,988		$(1,428,359)	(110,973)	$157,577	12,130
Class B	2,147	166		749		58		(50,170)	(3,901)	(47,274)	(3,677)
Class C	123,944	9,620		7,444		577		(194,554)	(15,123)	(63,166)	(4,926)
Class F-1	114,013	8,863		5,832		452		(97,844)	(7,588)	22,001	1,727
Class F-2	305,518	23,687		14,118		1,095		(142,341)	(11,048)	177,295	13,734
Class 529-A	62,869	4,882		8,182		634		(66,515)	(5,167)	4,536	349
Class 529-B	463	36		61		5		(4,544)	(353)	(4,020)	(312)
Class 529-C	26,367	2,047		1,798		139		(34,597)	(2,687)	(6,432)	(501)
Class 529-E	3,556	276		383		30		(3,839)	(298)	100	8
Class 529-F-1	10,070	783		674		52		(5,546)	(431)	5,198	404
Class R-1	5,285	410		292		22		(7,733)	(601)	(2,156)	(169)
Class R-2	68,883	5,345		3,349		260		(89,478)	(6,947)	(17,246)	(1,342)
Class R-2E	1	—	[2]	1		—	[2]	— [2]	— [2]	2	— [2]
Class R-3	90,190	7,002		5,522		428		(115,410)	(8,966)	(19,698)	(1,536)
Class R-4	100,865	7,820		4,674		362		(72,840)	(5,658)	32,699	2,524
Class R-5	43,087	3,342		2,254		175		(43,635)	(3,359)	1,706	158
Class R-6	450,471	34,947		24,889		1,930		(189,998)	(14,778)	285,362	22,099
Total net increase (decrease)	$2,826,111	219,341		$247,776		19,207		$(2,547,403)	(197,878)	$526,484	40,670

Year ended December 31, 2014

Class A	$2,363,895	186,023		$385,649		30,331		$(3,556,698)	(280,538)	$(807,154)	(64,184)
Class B	5,483	431		2,842		224		(106,430)	(8,397)	(98,105)	(7,742)
Class C	203,523	16,014		20,275		1,595		(453,345)	(35,768)	(229,547)	(18,159)
Class F-1	229,080	18,073		17,592		1,385		(584,745)	(45,914)	(338,073)	(26,456)
Class F-2	976,946	76,753		17,348		1,361		(178,557)	(14,072)	815,737	64,042
Class 529-A	119,787	9,433		19,325		1,520		(177,124)	(13,960)	(38,012)	(3,007)
Class 529-B	1,103	87		241		19		(10,595)	(836)	(9,251)	(730)
Class 529-C	53,289	4,197		4,858		382		(86,968)	(6,855)	(28,821)	(2,276)
Class 529-E	6,864	541		930		73		(10,324)	(814)	(2,530)	(200)
Class 529-F-1	16,346	1,285		1,429		112		(15,431)	(1,215)	2,344	182
Class R-1	10,902	860		800		63		(16,485)	(1,299)	(4,783)	(376)
Class R-2	132,683	10,454		8,431		663		(191,051)	(15,070)	(49,937)	(3,953)
Class R-2E3	161	13		—	[2]	—	[2]	—	—	161	13
Class R-3	180,165	14,196		13,381		1,052		(235,049)	(18,539)	(41,503)	(3,291)
Class R-4	134,317	10,594		10,346		814		(165,165)	(13,021)	(20,502)	(1,613)
Class R-5	47,912	3,781		5,199		409		(78,962)	(6,221)	(25,851)	(2,031)
Class R-6	983,571	77,488		40,154		3,154		(66,059)	(5,208)	957,666	75,434
Total net increase (decrease)	$5,466,027	430,223		$548,800		43,157		$(5,932,988)	(467,727)	$81,839	5,653

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class R-2E shares were offered beginning August 29, 2014.

34	The Bond Fund of America

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $43,789,496,000 and $42,768,178,000, respectively, during the six months ended June 30, 2015.

The Bond Fund of America	35

Financial highlights

		(Loss) income from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class A:
Six months ended 6/30/2015[4,5]	$12.81	$.12	$(.13)	$(.01)
Year ended 12/31/2014	12.40	.27	.41	.68
Year ended 12/31/2013	12.95	.26	(.52)	(.26)
Year ended 12/31/2012	12.55	.30	.43	.73
Year ended 12/31/2011	12.19	.40	.38	.78
Year ended 12/31/2010	11.80	.44	.41	.85
Class B:
Six months ended 6/30/2015[4,5]	12.81	.07	(.13)	(.06)
Year ended 12/31/2014	12.40	.18	.41	.59
Year ended 12/31/2013	12.95	.17	(.52)	(.35)
Year ended 12/31/2012	12.55	.21	.43	.64
Year ended 12/31/2011	12.19	.31	.38	.69
Year ended 12/31/2010	11.80	.35	.41	.76
Class C:
Six months ended 6/30/2015[4,5]	12.81	.07	(.13)	(.06)
Year ended 12/31/2014	12.40	.17	.41	.58
Year ended 12/31/2013	12.95	.16	(.52)	(.36)
Year ended 12/31/2012	12.55	.20	.43	.63
Year ended 12/31/2011	12.19	.30	.38	.68
Year ended 12/31/2010	11.80	.35	.41	.76
Class F-1:
Six months ended 6/30/2015[4,5]	12.81	.12	(.13)	(.01)
Year ended 12/31/2014	12.40	.27	.41	.68
Year ended 12/31/2013	12.95	.26	(.52)	(.26)
Year ended 12/31/2012	12.55	.30	.43	.73
Year ended 12/31/2011	12.19	.40	.38	.78
Year ended 12/31/2010	11.80	.44	.41	.85
Class F-2:
Six months ended 6/30/2015[4,5]	12.81	.13	(.13)	—
Year ended 12/31/2014	12.40	.29	.43	.72
Year ended 12/31/2013	12.95	.29	(.52)	(.23)
Year ended 12/31/2012	12.55	.33	.43	.76
Year ended 12/31/2011	12.19	.43	.38	.81
Year ended 12/31/2010	11.80	.47	.41	.88
Class 529-A:
Six months ended 6/30/2015[4,5]	12.81	.11	(.13)	(.02)
Year ended 12/31/2014	12.40	.26	.41	.67
Year ended 12/31/2013	12.95	.25	(.52)	(.27)
Year ended 12/31/2012	12.55	.29	.43	.72
Year ended 12/31/2011	12.19	.39	.38	.77
Year ended 12/31/2010	11.80	.44	.41	.85

36	The Bond Fund of America

Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets

$(.12)	$12.68	(.11)%	$18,660	.60%[6]		1.78%[6]
(.27)	12.81	5.53	18,691	.62		2.11
(.29)	12.40	(1.99)	18,895	.61		2.10
(.33)	12.95	5.90	24,142	.60		2.33
(.42)	12.55	6.51	23,654	.60		3.23
(.46)	12.19	7.30	25,627	.59		3.61

(.07)	12.68	(.47)	118	1.34	[6]	1.02	[6]
(.18)	12.81	4.75	166	1.36		1.40
(.20)	12.40	(2.72)	257	1.36		1.33
(.24)	12.95	5.10	441	1.35		1.60
(.33)	12.55	5.70	612	1.36		2.49
(.37)	12.19	6.50	891	1.35		2.88

(.07)	12.68	(.50)	1,424	1.39	[6]	.99	[6]
(.17)	12.81	4.71	1,502	1.41		1.33
(.19)	12.40	(2.76)	1,680	1.41		1.29
(.23)	12.95	5.05	2,400	1.39		1.54
(.32)	12.55	5.66	2,520	1.40		2.43
(.37)	12.19	6.45	2,931	1.39		2.81

(.12)	12.68	(.12)	669	.63	[6]	1.75	[6]
(.27)	12.81	5.53	653	.62		2.15
(.29)	12.40	(2.03)	961	.64		2.06
(.33)	12.95	5.88	1,452	.61		2.32
(.42)	12.55	6.48	1,520	.63		3.21
(.46)	12.19	7.27	1,866	.62		3.59

(.13)	12.68	.00 [7]	1,464	.37	[6]	2.02	[6]
(.31)	12.81	5.82	1,303	.35		2.27
(.32)	12.40	(1.75)	467	.37		2.36
(.36)	12.95	6.16	483	.35		2.56
(.45)	12.55	6.76	319	.36		3.48
(.49)	12.19	7.55	402	.36		3.89

(.11)	12.68	(.15)	934	.69	[6]	1.69	[6]
(.26)	12.81	5.44	939	.71		2.02
(.28)	12.40	(2.08)	947	.70		2.01
(.32)	12.95	5.80	1,101	.68		2.24
(.41)	12.55	6.42	981	.68		3.13
(.46)	12.19	7.24	898	.65		3.53

See page 42 for footnotes.

The Bond Fund of America	37

Financial highlights (continued)

		(Loss) income from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class 529-B:
Six months ended 6/30/2015[4,5]	$12.81	$.06	$(.13)	$(.07)
Year ended 12/31/2014	12.40	.16	.41	.57
Year ended 12/31/2013	12.95	.15	(.52)	(.37)
Year ended 12/31/2012	12.55	.19	.43	.62
Year ended 12/31/2011	12.19	.29	.38	.67
Year ended 12/31/2010	11.80	.34	.41	.75
Class 529-C:
Six months ended 6/30/2015[4,5]	12.81	.06	(.13)	(.07)
Year ended 12/31/2014	12.40	.16	.41	.57
Year ended 12/31/2013	12.95	.16	(.52)	(.36)
Year ended 12/31/2012	12.55	.19	.43	.62
Year ended 12/31/2011	12.19	.29	.38	.67
Year ended 12/31/2010	11.80	.34	.41	.75
Class 529-E:
Six months ended 6/30/2015[4,5]	12.81	.10	(.13)	(.03)
Year ended 12/31/2014	12.40	.23	.41	.64
Year ended 12/31/2013	12.95	.22	(.52)	(.30)
Year ended 12/31/2012	12.55	.26	.43	.69
Year ended 12/31/2011	12.19	.36	.38	.74
Year ended 12/31/2010	11.80	.40	.41	.81
Class 529-F-1:
Six months ended 6/30/2015[4,5]	12.81	.13	(.13)	—
Year ended 12/31/2014	12.40	.28	.42	.70
Year ended 12/31/2013	12.95	.28	(.52)	(.24)
Year ended 12/31/2012	12.55	.32	.43	.75
Year ended 12/31/2011	12.19	.42	.38	.80
Year ended 12/31/2010	11.80	.46	.41	.87
Class R-1:
Six months ended 6/30/2015[4,5]	12.81	.07	(.13)	(.06)
Year ended 12/31/2014	12.40	.17	.42	.59
Year ended 12/31/2013	12.95	.17	(.52)	(.35)
Year ended 12/31/2012	12.55	.20	.43	.63
Year ended 12/31/2011	12.19	.30	.38	.68
Year ended 12/31/2010	11.80	.35	.41	.76
Class R-2:
Six months ended 6/30/2015[4,5]	12.81	.07	(.13)	(.06)
Year ended 12/31/2014	12.40	.17	.41	.58
Year ended 12/31/2013	12.95	.17	(.52)	(.35)
Year ended 12/31/2012	12.55	.20	.43	.63
Year ended 12/31/2011	12.19	.30	.38	.68
Year ended 12/31/2010	11.80	.34	.41	.75

38	The Bond Fund of America

Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets

$(.06)	$12.68	(.53)%	$11	1.46%[6]		.90%[6]
(.16)	12.81	4.62	15	1.49		1.27
(.18)	12.40	(2.84)	23	1.49		1.21
(.22)	12.95	4.96	39	1.48		1.47
(.31)	12.55	5.58	54	1.47		2.36
(.36)	12.19	6.39	73	1.45		2.76

(.06)	12.68	(.53)	361	1.45	[6]	.93	[6]
(.16)	12.81	4.64	371	1.47		1.26
(.19)	12.40	(2.83)	388	1.48		1.24
(.22)	12.95	4.97	477	1.46		1.46
(.31)	12.55	5.59	444	1.46		2.35
(.36)	12.19	6.40	428	1.44		2.74

(.10)	12.68	(.26)	50	.91	[6]	1.47	[6]
(.23)	12.81	5.21	51	.93		1.80
(.25)	12.40	(2.30)	52	.93		1.79
(.29)	12.95	5.55	61	.93		1.99
(.38)	12.55	6.14	54	.94		2.87
(.42)	12.19	6.93	49	.93		3.24

(.13)	12.68	(.04)	71	.46	[6]	1.92	[6]
(.29)	12.81	5.68	66	.48		2.24
(.31)	12.40	(1.86)	62	.48		2.24
(.35)	12.95	6.04	73	.46		2.45
(.44)	12.55	6.65	59	.46		3.36
(.48)	12.19	7.47	54	.44		3.74

(.07)	12.68	(.48)	53	1.36	[6]	1.02	[6]
(.18)	12.81	4.75	55	1.36		1.37
(.20)	12.40	(2.72)	58	1.37		1.34
(.23)	12.95	5.08	81	1.36		1.57
(.32)	12.55	5.68	91	1.38		2.45
(.37)	12.19	6.47	99	1.38		2.82

(.07)	12.68	(.46)	583	1.30	[6]	1.07	[6]
(.17)	12.81	4.73	606	1.39		1.34
(.20)	12.40	(2.70)	636	1.35		1.37
(.23)	12.95	5.09	807	1.36		1.57
(.32)	12.55	5.67	806	1.39		2.43
(.36)	12.19	6.44	832	1.39		2.79

See page 42 for footnotes.

The Bond Fund of America	39

Financial highlights (continued)

		(Loss) income from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class R-2E:
Six months ended 6/30/2015[4,5]	$12.81	$.09	$(.13)	$(.04)
Period from 8/29/2014 to 12/31/2014[4,9]	12.82	.07	.01	.08
Class R-3:
Six months ended 6/30/2015[4,5]	12.81	.10	(.13)	(.03)
Year ended 12/31/2014	12.40	.23	.41	.64
Year ended 12/31/2013	12.95	.22	(.52)	(.30)
Year ended 12/31/2012	12.55	.26	.43	.69
Year ended 12/31/2011	12.19	.36	.38	.74
Year ended 12/31/2010	11.80	.40	.41	.81
Class R-4:
Six months ended 6/30/2015[4,5]	12.81	.12	(.13)	(.01)
Year ended 12/31/2014	12.40	.27	.41	.68
Year ended 12/31/2013	12.95	.26	(.52)	(.26)
Year ended 12/31/2012	12.55	.30	.43	.73
Year ended 12/31/2011	12.19	.40	.38	.78
Year ended 12/31/2010	11.80	.44	.41	.85
Class R-5:
Six months ended 6/30/2015[4,5]	12.81	.14	(.13)	.01
Year ended 12/31/2014	12.40	.31	.41	.72
Year ended 12/31/2013	12.95	.30	(.52)	(.22)
Year ended 12/31/2012	12.55	.34	.43	.77
Year ended 12/31/2011	12.19	.43	.38	.81
Year ended 12/31/2010	11.80	.48	.41	.89
Class R-6:
Six months ended 6/30/2015[4,5]	12.81	.14	(.13)	.01
Year ended 12/31/2014	12.40	.31	.42	.73
Year ended 12/31/2013	12.95	.31	(.52)	(.21)
Year ended 12/31/2012	12.55	.35	.43	.78
Year ended 12/31/2011	12.19	.44	.38	.82
Year ended 12/31/2010	11.80	.48	.41	.89

	Six months ended June 30,	Year ended December 31
Portfolio turnover rate for all share classes[11]	2015[2,4,5]	2014	2013	2012	2011	2010
Including mortgage dollar roll transactions	194%	348%	419%	264%	154%	99%
Excluding mortgage dollar roll transactions	59%	136%	Not available

See Notes to Financial Statements

40	The Bond Fund of America

Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets

$(.09)	$12.68	(.29)%	$—	[8]	.97%[6]		1.41%[6]
(.09)	12.81	.63 [10]	—	[8]	.25	[2,10]	.52	[2,10]

(.10)	12.68	(.26)	704		.90	[6]	1.48	[6]
(.23)	12.81	5.21	731		.93		1.80
(.25)	12.40	(2.30)	748		.92		1.79
(.29)	12.95	5.55	955		.92		2.00
(.38)	12.55	6.15	963		.94		2.89
(.42)	12.19	6.94	1,053		.93		3.26

(.12)	12.68	(.10)	507		.59	[6]	1.80	[6]
(.27)	12.81	5.55	480		.61		2.12
(.29)	12.40	(1.99)	484		.60		2.11
(.33)	12.95	5.89	602		.60		2.33
(.42)	12.55	6.48	669		.62		3.21
(.46)	12.19	7.27	768		.62		3.57

(.14)	12.68	.04	207		.30	[6]	2.08	[6]
(.31)	12.81	5.86	207		.31		2.43
(.33)	12.40	(1.70)	226		.31		2.41
(.37)	12.95	6.20	311		.31		2.63
(.45)	12.55	6.80	310		.32		3.51
(.50)	12.19	7.59	370		.32		3.88

(.14)	12.68	.06	2,391		.25	[6]	2.13	[6]
(.32)	12.81	5.92	2,132		.26		2.42
(.34)	12.40	(1.65)	1,128		.26		2.51
(.38)	12.95	6.26	559		.25		2.61
(.46)	12.55	6.85	237		.27		3.55
(.50)	12.19	7.64	280		.27		3.90

See page 42 for footnotes.

The Bond Fund of America	41

Financial highlights (continued)

[1]	Based on average shares outstanding.
[2]	Not annualized.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Unaudited.
[6]	Annualized.
[7]	Amount less than .01%.
[8]	Amount less than $1 million.
[9]	Class R-2E shares were offered beginning August 29, 2014.
[10]	Although the fund has a plan of distribution for Class R-2E shares, fees for distribution services are not paid by the fund on accounts for which a broker-dealer (or other financial intermediary) has not been assigned, including amounts invested in the fund by CRMC and/or its affiliates. If fees for distribution services were charged on these assets, fund expenses would be higher and net income and total return would be lower.
[11]	Refer to Note 5 for more information on mortgage dollar rolls.

42	The Bond Fund of America

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2015, through June 30, 2015).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The Bond Fund of America	43

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	1/1/2015	6/30/2015	during period*	expense ratio
Class A - actual return	$1,000.00	$998.92	$2.97	.60%
Class A - assumed 5% return	1,000.00	1,021.82	3.01	.60
Class B - actual return	1,000.00	995.27	6.63	1.34
Class B - assumed 5% return	1,000.00	1,018.15	6.71	1.34
Class C - actual return	1,000.00	995.02	6.88	1.39
Class C - assumed 5% return	1,000.00	1,017.90	6.95	1.39
Class F-1 - actual return	1,000.00	998.77	3.12	.63
Class F-1 - assumed 5% return	1,000.00	1,021.67	3.16	.63
Class F-2 - actual return	1,000.00	1,000.02	1.83	.37
Class F-2 - assumed 5% return	1,000.00	1,022.96	1.86	.37
Class 529-A - actual return	1,000.00	998.46	3.42	.69
Class 529-A - assumed 5% return	1,000.00	1,021.37	3.46	.69
Class 529-B - actual return	1,000.00	994.68	7.22	1.46
Class 529-B - assumed 5% return	1,000.00	1,017.55	7.30	1.46
Class 529-C - actual return	1,000.00	994.70	7.17	1.45
Class 529-C - assumed 5% return	1,000.00	1,017.60	7.25	1.45
Class 529-E - actual return	1,000.00	997.38	4.51	.91
Class 529-E - assumed 5% return	1,000.00	1,020.28	4.56	.91
Class 529-F-1 - actual return	1,000.00	999.59	2.28	.46
Class 529-F-1 - assumed 5% return	1,000.00	1,022.51	2.31	.46
Class R-1 - actual return	1,000.00	995.15	6.73	1.36
Class R-1 - assumed 5% return	1,000.00	1,018.05	6.80	1.36
Class R-2 - actual return	1,000.00	995.42	6.43	1.30
Class R-2 - assumed 5% return	1,000.00	1,018.35	6.51	1.30
Class R-2E - actual return	1,000.00	997.09	4.80	.97
Class R-2E - assumed 5% return	1,000.00	1,019.98	4.86	.97
Class R-3 - actual return	1,000.00	997.41	4.46	.90
Class R-3 - assumed 5% return	1,000.00	1,020.33	4.51	.90
Class R-4 - actual return	1,000.00	998.96	2.92	.59
Class R-4 - assumed 5% return	1,000.00	1,021.87	2.96	.59
Class R-5 - actual return	1,000.00	1,000.40	1.49	.30
Class R-5 - assumed 5% return	1,000.00	1,023.31	1.51	.30
Class R-6 - actual return	1,000.00	1,000.59	1.24	.25
Class R-6 - assumed 5% return	1,000.00	1,023.55	1.25	.25

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

The Bond Fund of America®
Investment portfolio
December 31, 2014
Bonds, notes & other debt instruments 96.15% U.S. Treasury bonds & notes 34.47% U.S. Treasury 27.98%	Principal amount (000)	Value (000)
U.S. Treasury 0.25% 2015	$2,000	$2,002
U.S. Treasury 0.375% 2015[1]	36,390	36,437
U.S. Treasury 0.375% 2016	5,000	4,979
U.S. Treasury 0.625% 2016	40,000	39,973
U.S. Treasury 1.50% 2016[1]	64,550	65,522
U.S. Treasury 7.50% 2016	45,000	50,745
U.S. Treasury 0.75% 2017	107,671	107,267
U.S. Treasury 0.875% 2017	210,200	210,480
U.S. Treasury 0.875% 2017	5,035	5,010
U.S. Treasury 8.75% 2017	25,000	29,656
U.S. Treasury 1.25% 2018	540,350	536,886
U.S. Treasury 1.25% 2018	245,500	243,715
U.S. Treasury 1.375% 2018	106,750	106,859
U.S. Treasury 1.50% 2018	85,450	85,858
U.S. Treasury 2.375% 2018	20,000	20,731
U.S. Treasury 1.00% 2019	32,250	31,470
U.S. Treasury 1.50% 2019	746,076	744,382
U.S. Treasury 1.50% 2019	421,040	418,324
U.S. Treasury 1.50% 2019	343,559	341,371
U.S. Treasury 1.50% 2019	104,025	104,082
U.S. Treasury 1.625% 2019	764,450	765,704
U.S. Treasury 1.625% 2019	287,750	287,433
U.S. Treasury 1.625% 2019	267,725	268,437
U.S. Treasury 1.625% 2019	205,295	205,511
U.S. Treasury 1.625% 2019	58,455	58,656
U.S. Treasury 1.75% 2019	386,188	388,389
U.S. Treasury 3.625% 2019	78,000	85,093
U.S. Treasury 1.125% 2020	66,975	65,065
U.S. Treasury 1.25% 2020	44,275	43,341
U.S. Treasury 1.375% 2020	67,150	65,899
U.S. Treasury 3.50% 2020	31,850	34,746
U.S. Treasury 2.00% 2021	152,000	152,439
U.S. Treasury 2.125% 2021	119,000	120,211
U.S. Treasury 2.125% 2021	1,543	1,560
U.S. Treasury 2.25% 2021	309,300	315,789
U.S. Treasury 2.25% 2021	90,550	92,326
U.S. Treasury 2.25% 2021	44,150	45,054
U.S. Treasury 8.00% 2021	500	696
U.S. Treasury 1.625% 2022	22,328	21,707
U.S. Treasury 1.625% 2022	22,218	21,547
U.S. Treasury 1.75% 2022	30,530	30,014
U.S. Treasury 1.75% 2023	22,250	21,656
U.S. Treasury 2.00% 2023	66,154	65,864
U.S. Treasury 2.50% 2023	21,075	21,744
U.S. Treasury 2.75% 2023	20,500	21,573
U.S. Treasury 2.25% 2024	154,426	155,536
The Bond Fund of America — Page 1 of 37

Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.375% 2024	$225,000	$229,113
U.S. Treasury 2.75% 2024	73,200	77,009
U.S. Treasury 6.875% 2025	77,500	112,012
U.S. Treasury 6.00% 2026	300	411
U.S. Treasury 4.50% 2036	84,207	112,469
U.S. Treasury 3.50% 2039	1,000	1,150
U.S. Treasury 3.75% 2041	19,275	23,250
U.S. Treasury 2.875% 2043	131,220	134,285
U.S. Treasury 3.625% 2043	114,200	134,363
U.S. Treasury 3.75% 2043	90,000	108,232
U.S. Treasury 3.00% 2044	128,589	135,129
U.S. Treasury 3.125% 2044	34,044	36,637
U.S. Treasury 3.375% 2044	32,750	36,887
U.S. Treasury 3.625% 2044	120,250	141,585
		7,824,271
U.S. Treasury inflation-protected securities 6.49%
U.S. Treasury Inflation-Protected Security 0.50% 2015[2]	164,936	162,794
U.S. Treasury Inflation-Protected Security 1.625% 2015[2]	112,685	112,481
U.S. Treasury Inflation-Protected Security 1.875% 2015[2]	45,919	46,065
U.S. Treasury Inflation-Protected Security 0.125% 2016[2]	21,515	21,455
U.S. Treasury Inflation-Protected Security 2.00% 2016[2]	23,927	24,289
U.S. Treasury Inflation-Protected Security 2.375% 2017[2]	23,549	24,724
U.S. Treasury Inflation-Protected Security 0.125% 2018[2]	36,980	36,887
U.S. Treasury Inflation-Protected Security 0.125% 2019[2]	168,979	167,465
U.S. Treasury Inflation-Protected Security 1.375% 2020[2]	13,177	13,863
U.S. Treasury Inflation-Protected Security 0.625% 2021[2]	15,266	15,515
U.S. Treasury Inflation-Protected Security 0.125% 2022[2]	17,781	17,393
U.S. Treasury Inflation-Protected Security 0.125% 2023[2]	35,059	34,048
U.S. Treasury Inflation-Protected Security 0.375% 2023[2]	66,908	66,431
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	208,106	201,369
U.S. Treasury Inflation-Protected Security 0.625% 2024[2]	256,730	259,051
U.S. Treasury Inflation-Protected Security 2.00% 2026[2]	28,713	33,039
U.S. Treasury Inflation-Protected Security 1.75% 2028[2]	9,521	10,820
U.S. Treasury Inflation-Protected Security 0.75% 2042[2]	69,357	67,936
U.S. Treasury Inflation-Protected Security 0.625% 2043[2]	78,209	74,145
U.S. Treasury Inflation-Protected Security 1.375% 2044[2]	373,313	426,681
		1,816,451
Total U.S. Treasury bonds & notes		9,640,722
Corporate bonds & notes 27.25% Financials 7.75%
ACE INA Holdings Inc. 2.60% 2015	19,990	20,309
ACE INA Holdings Inc. 3.35% 2024	8,700	8,809
Alexandria Real Estate Equities, Inc. 2.75% 2020	3,990	3,956
Alexandria Real Estate Equities, Inc. 3.90% 2023	2,250	2,261
Alexandria Real Estate Equities, Inc. 4.50% 2029	755	775
Allianz SE, 5.625% 2042	€1,200	1,759
Allianz SE, 4.75% (undated)[3]	800	1,080
American Campus Communities, Inc. 3.75% 2023	$17,460	17,461
American Campus Communities, Inc. 4.125% 2024	6,310	6,386
American Express Co. 6.15% 2017	150	167
American Express Co. 1.55% 2018	15,500	15,365
The Bond Fund of America — Page 2 of 37

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
American Express Credit Co. 1.75% 2015	$14,500	$14,582
American Express Credit Co. 1.55% 2017	5,090	5,104
American International Group, Inc. 2.30% 2019	8,390	8,408
American International Group, Inc. 3.375% 2020	3,000	3,120
American International Group, Inc. 4.125% 2024	3,740	3,989
American International Group, Inc. 4.50% 2044	6,010	6,376
American Tower Corp. 4.625% 2015	7,000	7,063
American Tower Corp. 3.40% 2019	18,075	18,415
American Tower Corp. 5.90% 2021	2,000	2,255
ANZ National (International) Ltd. 3.125% 2015[4]	16,500	16,748
Assicurazioni Generali SPA 7.75% 2042[3]	€3,000	4,549
Assicurazioni Generali SPA 10.125% 2042	3,700	6,212
AvalonBay Communities, Inc. 3.625% 2020	$8,465	8,815
AXA SA 8.60% 2030	6,715	9,139
AXA SA, Series B, junior subordinated 6.379% (undated)[3,4]	5,065	5,508
Banco de Crédito del Perú 5.375% 2020[4]	7,000	7,595
Bank of America Corp., Series L, 3.625% 2016	9,700	9,977
Bank of America Corp. 3.75% 2016	11,890	12,323
Bank of America Corp. 1.25% 2017	13,000	12,978
Bank of America Corp. 2.60% 2019	26,850	27,074
Bank of America Corp., Series L, 2.65% 2019	24,300	24,503
Bank of America Corp. 5.625% 2020	10,500	11,969
Bank of America Corp. 3.30% 2023	6,815	6,823
Bank of America Corp. 4.00% 2024	15,980	16,658
Bank of America Corp. 4.20% 2024	8,775	8,950
Bank of America Corp. 4.25% 2026	15,765	15,751
Bank of America Corp. junior subordinated 6.50% noncumulative (undated)[3]	2,250	2,296
Bank of India 3.625% 2018[4]	5,000	5,115
Bank of New York Mellon Corp., Series G, 2.50% 2016	16,000	16,312
Barclays Bank PLC 2.50% 2019	6,210	6,299
Barclays Bank PLC 6.00% 2021	€6,800	10,107
Barclays Bank PLC 10.179% 2021[4]	$16,205	21,811
BB&T Corp. 1.00% 2017	13,000	12,902
BB&T Corp. 2.45% 2020	42,600	42,537
BBVA Bancomer SA 4.50% 2016[4]	1,250	1,294
BBVA Bancomer SA 6.50% 2021[4]	2,355	2,562
Berkshire Hathaway Finance Corp. 4.30% 2043	1,000	1,065
Berkshire Hathaway Inc. 2.20% 2016	14,000	14,301
Berkshire Hathaway Inc. 2.00% 2018	5,210	5,273
Berkshire Hathaway Inc. 2.90% 2020	2,400	2,464
Berkshire Hathaway Inc. 3.00% 2022	4,575	4,654
Berkshire Hathaway Inc. 4.40% 2042	2,000	2,160
BNP Paribas 3.60% 2016	14,000	14,397
BNP Paribas 4.25% 2024	5,330	5,396
BPCE SA group 5.70% 2023[4]	22,130	23,834
BPCE SA group 4.625% 2024[4]	2,000	1,945
BPCE SA group 5.15% 2024[4]	9,845	10,164
BPCE SA group 4.50% 2025[4]	4,875	4,773
Brandywine Operating Partnership, LP 5.70% 2017	25	27
Brandywine Operating Partnership, LP 3.95% 2023	100	101
Charles Schwab Corp, 2.20% 2018	1,390	1,409
CIT Group Inc. 4.25% 2017	1,400	1,431
CIT Group Inc. 3.875% 2019	3,600	3,600
Citigroup Inc. 4.587% 2015	13,200	13,645
The Bond Fund of America — Page 3 of 37

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Citigroup Inc. 3.953% 2016	$8,300	$8,621
Citigroup Inc. 4.45% 2017	4,000	4,231
Citigroup Inc. 6.125% 2017	7,000	7,811
Citigroup Inc. 2.50% 2019	9,500	9,514
Citigroup Inc. 2.55% 2019	15,080	15,194
Citigroup Inc. 8.50% 2019	5,695	7,103
CME Group Inc. 5.30% 2043	11,850	14,415
CNA Financial Corp. 7.35% 2019	2,770	3,313
CNA Financial Corp. 3.95% 2024	9,195	9,315
Corporate Office Properties Trust 3.60% 2023	2,834	2,728
Credit Suisse Group AG 1.375% 2017	9,400	9,381
Credit Suisse Group AG 2.30% 2019	9,400	9,394
Credit Suisse Group AG 3.00% 2021	7,020	6,998
Credit Suisse Group AG 3.625% 2024	5,000	5,092
Crescent Resources 10.25% 2017[4]	1,425	1,535
DCT Industrial Trust Inc. 4.50% 2023	19,230	20,061
Developers Diversified Realty Corp. 5.50% 2015	13,863	14,067
Developers Diversified Realty Corp. 9.625% 2016	18,706	20,544
Developers Diversified Realty Corp. 7.50% 2017	16,896	18,941
Developers Diversified Realty Corp. 4.75% 2018	1,225	1,310
Developers Diversified Realty Corp. 7.875% 2020	9,047	11,171
Discover Financial Services 2.00% 2018	5,200	5,190
Discover Financial Services 4.20% 2023	12,283	12,912
Eole Finance SPC, 2.341% 2024[4,5]	1,884	1,860
ERP Operating LP 6.584% 2015	10,000	10,040
ERP Operating LP 7.125% 2017	5,595	6,387
ERP Operating LP 4.625% 2021	2,045	2,240
ERP Operating LP 4.50% 2044	5,400	5,651
Essex Portfolio L.P. 3.25% 2023	4,935	4,784
Essex Portfolio L.P. 3.875% 2024	9,210	9,391
Franklin Resources, Inc. 1.375% 2017	2,700	2,692
Franklin Resources, Inc. 2.80% 2022	1,300	1,300
Goldman Sachs Group, Inc. 3.625% 2016	27,625	28,357
Goldman Sachs Group, Inc. 1.041% 2017[3]	8,000	7,994
Goldman Sachs Group, Inc. 2.55% 2019	52,685	52,493
Goldman Sachs Group, Inc. 5.25% 2021	3,300	3,728
Goldman Sachs Group, Inc. 5.75% 2022	5,000	5,789
Goldman Sachs Group, Inc. 3.625% 2023	14,095	14,298
Goldman Sachs Group, Inc. 3.85% 2024	22,265	22,862
Goldman Sachs Group, Inc. 4.00% 2024	41,060	42,675
Goodman Funding Pty Ltd. 6.375% 2020[4]	8,425	9,727
Goodman Funding Pty Ltd. 6.00% 2022[4]	20,000	22,827
HBOS PLC 6.75% 2018[4]	7,610	8,500
Hospitality Properties Trust 6.30% 2016	28,918	30,222
Hospitality Properties Trust 6.70% 2018	28,250	31,233
Hospitality Properties Trust 5.00% 2022	10,800	11,398
Hospitality Properties Trust 4.50% 2023	11,265	11,484
Hospitality Properties Trust 4.50% 2025	2,280	2,300
HSBC Bank PLC 1.50% 2018[4]	12,650	12,523
HSBC Holdings PLC 4.125% 2020[4]	9,453	10,246
HSBC Holdings PLC 4.25% 2024	15,500	16,160
HSBC Holdings PLC 5.25% 2044	1,500	1,687
HSBK (Europe) BV 7.25% 2021[4]	6,710	6,625
Icahn Enterprises Finance Corp. 3.50% 2017	7,350	7,368
The Bond Fund of America — Page 4 of 37

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Intercontinentalexchange, Inc. 2.50% 2018	$1,735	$1,768
Intesa Sanpaolo SpA 5.017% 2024[4]	22,080	21,469
iStar Financial Inc. 4.00% 2017	4,175	4,076
iStar Financial Inc., Series B, 9.00% 2017	6,000	6,585
JPMorgan Chase & Co. 3.40% 2015	2,500	2,533
JPMorgan Chase & Co. 1.35% 2017	13,000	13,007
JPMorgan Chase & Co. 1.625% 2018	5,680	5,623
JPMorgan Chase & Co. 3.20% 2023	5,000	5,007
JPMorgan Chase & Co. 3.625% 2024	2,280	2,337
JPMorgan Chase & Co. 3.875% 2024	41,460	41,545
JPMorgan Chase & Co., Series-V, junior subordinated, perpetual, 5.00% (undated)[3]	7,500	7,376
Keybank National Association 2.50% 2019	13,500	13,571
Kimco Realty Corp., Series C, 4.904% 2015	1,770	1,779
Kimco Realty Corp., Series C, 5.783% 2016	9,000	9,483
Kimco Realty Corp. 5.70% 2017	28,450	31,004
Kimco Realty Corp. 4.30% 2018	10,000	10,714
Kimco Realty Corp. 6.875% 2019	5,440	6,454
Leucadia National Corp. 5.50% 2023	4,695	4,825
Liberty Mutual Group Inc. 6.70% 2016[4]	6,250	6,785
Liberty Mutual Group Inc. 4.85% 2044[4]	1,600	1,633
Lloyds Banking Group PLC 2.30% 2018	1,010	1,020
Lloyds Banking Group PLC 2.35% 2019	6,775	6,778
Lloyds Banking Group PLC 6.50% 2020[4]	4,400	5,105
Lloyds Banking Group PLC 4.50% 2024	31,200	31,547
Merrill Lynch & Co., Inc. 4.625% 2018	€6,280	8,556
MetLife Global Funding I 2.50% 2015[4]	$17,000	17,249
MetLife Global Funding I 2.30% 2019[4]	20,505	20,606
Metlife, Inc. 3.60% 2024	9,965	10,247
Morgan Stanley 3.80% 2016	8,850	9,147
Morgan Stanley 2.125% 2018	19,745	19,774
Morgan Stanley 2.375% 2019	34,495	34,390
Morgan Stanley 2.50% 2019	19,675	19,712
Morgan Stanley 3.70% 2024	31,960	32,462
Morgan Stanley, Series F, 3.875% 2024	9,185	9,443
Morgan Stanley 4.35% 2026	11,475	11,559
Morgan Stanley 6.375% 2042	900	1,200
National Australia Bank 2.40% 2019[4]	16,595	16,583
New York Life Global Funding 2.10% 2019[4]	17,000	17,077
NN Group NV, 4.50% (undated)[3]	€8,750	10,580
Nordea Bank AB 4.875% 2021[4]	$4,185	4,540
Northern Trust Corp. 5.85% 2017[4]	3,750	4,179
Ocwen Financial Corp. 6.625% 2019[4]	2,500	2,300
Piedmont Operating Partnership LP 3.40% 2023	5,300	5,145
PNC Bank 2.40% 2019	26,000	26,139
PNC Financial Services Group, Inc. 2.854% 2022	19,960	19,663
PNC Financial Services Group, Inc. 3.90% 2024	5,225	5,321
PNC Funding Corp. 3.30% 2022	8,000	8,240
PNC Preferred Funding Trust I, junior subordinated 1.884% (undated)[3,4]	12,700	12,176
PRICOA Global Funding I 1.35% 2017[4]	16,500	16,444
Prologis, Inc. 2.75% 2019	6,000	6,091
Prologis, Inc. 3.35% 2021	12,500	12,685
Prologis, Inc. 4.25% 2023	6,390	6,764
Prudential Financial, Inc. 2.30% 2018	2,895	2,931
Prudential Financial, Inc. 3.50% 2024	19,800	20,166
The Bond Fund of America — Page 5 of 37

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Prudential Financial, Inc. 4.60% 2044	$2,900	$3,069
QBE Insurance Group Ltd. 2.40% 2018[4]	18,590	18,607
Rabobank Nederland 2.25% 2019	13,000	13,109
Rabobank Nederland 4.625% 2023	44,585	47,378
Realogy Corp. 4.50% 2019[4]	6,375	6,343
Realogy Corp. 5.25% 2021[4]	1,025	1,001
Realogy Corp., LOC, 4.40% 2016[3,5,6]	13	13
Regions Financial Corp., Series A-I, 5.20% 2015	590	596
Regions Financial Corp. 5.75% 2015	5,725	5,844
Regions Financial Corp. 2.00% 2018	5,850	5,798
Royal Bank of Scotland PLC 5.625% 2020	6,435	7,336
RSA Insurance Group PLC 9.375% 2039[3]	£5,140	9,857
Scentre Group 2.375% 2019[4]	$6,170	6,132
Scentre Group, 3.50% 2025[4]	19,000	19,115
Simon Property Group, LP 10.35% 2019	8,995	11,775
Sovereign Bancorp, Inc. 8.75% 2018	1,880	2,241
Svenska Handelsbanken AB 2.25% 2019	11,100	11,167
Swiss RE Treasury 2.875% 2022[4]	4,025	3,958
UDR, Inc., Series A, 5.25% 2015	4,430	4,435
UDR, Inc. 3.70% 2020	3,615	3,752
Unum Group 7.125% 2016	10,100	11,040
Unum Group 5.625% 2020	345	389
UnumProvident Finance Co. PLC 6.85% 2015[4]	1,224	1,282
US Bancorp., Series T, 1.65% 2017	13,000	13,105
US Bancorp. 3.70% 2024	5,500	5,793
VEB Finance Ltd. 6.902% 2020[4]	9,100	7,328
VEB Finance Ltd. 6.80% 2025[4]	500	397
WEA Finance LLC 1.75% 2017[4]	4,750	4,728
WEA Finance LLC 2.70% 2019[4]	15,940	15,953
WEA Finance LLC 3.75% 2024[4]	18,760	19,076
WEA Finance LLC 4.75% 2044[4]	5,495	5,884
Wells Fargo & Co. 3.676% 2016	14,000	14,531
Wells Fargo & Co. 3.30% 2024	29,610	29,832
Westpac Banking Corp. 3.00% 2015	14,400	14,710
		2,167,735
Energy 3.40%
Alpha Natural Resources, Inc. 9.75% 2018	3,415	1,554
Alpha Natural Resources, Inc. 7.50% 2020[4]	2,275	1,439
American Energy (Marcellus), Term Loan B, 5.25% 2020[3,5,6]	1,400	1,239
American Energy (Marcellus), Term Loan A, 8.50% 2021[3,5,6]	1,125	965
American Energy (Permian Basin) 7.125% 2020[4]	1,100	820
American Energy (Permian Basin) 7.375% 2021[4]	1,000	740
Anadarko Petroleum Corp. 5.95% 2016	13,500	14,446
Anadarko Petroleum Corp. 6.375% 2017	12,500	13,907
Anadarko Petroleum Corp. 8.70% 2019	6,860	8,411
Anadarko Petroleum Corp. 3.45% 2024	2,310	2,260
Anadarko Petroleum Corp. 6.45% 2036	685	826
Anadarko Petroleum Corp. 6.20% 2040	635	746
Anadarko Petroleum Corp. 4.50% 2044	555	541
Arch Coal, Inc. 7.00% 2019	1,125	343
Arch Coal, Inc. 8.00% 2019[4]	725	406
Arch Coal, Inc. 9.875% 2019	350	121
BG Energy Capital PLC 2.50% 2015[4]	7,200	7,313
The Bond Fund of America — Page 6 of 37

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
BG Energy Capital PLC 2.875% 2016[4]	$8,635	$8,857
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125% 2022[4]	315	305
Boardwalk Pipeline Partners 3.375% 2023	5,000	4,563
Boardwalk Pipelines, LP 4.95% 2024	3,455	3,442
Bonanza Creek Energy, Inc. 6.75% 2021	425	376
BP Capital Markets PLC 0.657% 2016[3]	13,380	13,388
Canadian Natural Resources Ltd. 3.45% 2021	6,185	6,111
Canadian Natural Resources Ltd. 3.80% 2024	1,780	1,750
Cenovus Energy Inc. 3.00% 2022	25,115	23,546
Cenovus Energy Inc. 3.80% 2023	6,785	6,638
Chevron Corp. 2.193% 2019	7,595	7,632
Chevron Corp. 2.355% 2022	7,500	7,286
CNOOC Finance (2013) Ltd. 3.00% 2023	2,615	2,479
Denbury Resources Inc. 4.625% 2023	625	545
Devon Energy Corp. 2.25% 2018	10,160	10,133
Devon Energy Corp. 3.25% 2022	12,825	12,619
Diamond Offshore Drilling, Inc. 4.875% 2043	24,970	21,348
Ecopetrol SA 5.875% 2023	2,700	2,865
Ecopetrol SA 5.875% 2045	6,065	5,640
Enbridge Energy Partners, LP, Series B, 6.50% 2018	25,120	28,473
Enbridge Energy Partners, LP 9.875% 2019	27,005	34,192
Enbridge Energy Partners, LP 5.20% 2020	1,500	1,636
Enbridge Energy Partners, LP 4.20% 2021	6,100	6,381
Enbridge Energy Partners, LP 5.50% 2040	3,500	3,443
Enbridge Inc. 5.60% 2017	17,750	19,281
Enbridge Inc. 4.00% 2023	22,440	21,955
Enbridge Inc. 3.50% 2024	3,500	3,294
EnLink Midstream Partners, LP 4.40% 2024	9,930	10,078
EnLink Midstream Partners, LP 5.05% 2045	2,660	2,580
Enterprise Products Operating LLC 2.55% 2019	2,050	2,032
Enterprise Products Operating LLC 5.20% 2020	1,925	2,126
Enterprise Products Operating LLC 4.05% 2022	8,300	8,625
Enterprise Products Operating LLC 3.35% 2023	7,445	7,377
Enterprise Products Operating LLC 3.90% 2024	9,585	9,780
Enterprise Products Operating LLC 3.75% 2025	15,205	15,294
Enterprise Products Operating LLC 4.85% 2044	3,860	4,041
Exxon Mobil Corp. 0.921% 2017	13,000	12,991
Exxon Mobil Corp. 1.819% 2019	3,670	3,682
Exxon Mobil Corp. 3.176% 2024	2,005	2,072
Gazprom OJSC 5.092% 2015[4]	4,825	4,741
Gazprom OJSC 6.51% 2022[4]	14,500	13,054
Gazprom OJSC, Series 9, 6.51% 2022	5,000	4,501
Kinder Morgan Energy Partners, LP 5.625% 2015	12,600	12,665
Kinder Morgan Energy Partners, LP 6.00% 2017	15,000	16,212
Kinder Morgan Energy Partners, LP 9.00% 2019	4,395	5,333
Kinder Morgan Energy Partners, LP 5.30% 2020	1,250	1,348
Kinder Morgan Energy Partners, LP 6.85% 2020	16,835	19,358
Kinder Morgan Energy Partners, LP 3.50% 2021	955	941
Kinder Morgan Energy Partners, LP 4.15% 2022	5,000	5,046
Kinder Morgan Energy Partners, LP 3.50% 2023	6,160	5,859
Kinder Morgan Energy Partners, LP 4.15% 2024	7,900	7,895
Kinder Morgan Energy Partners, LP 4.25% 2024	13,815	13,869
Kinder Morgan Energy Partners, LP 6.95% 2038	2,350	2,720
Kinder Morgan Energy Partners, LP 6.55% 2040	2,000	2,279
The Bond Fund of America — Page 7 of 37

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Kinder Morgan Energy Partners, LP 5.00% 2042	$3,000	$2,861
Kinder Morgan Energy Partners, LP 5.40% 2044	6,800	6,839
Kinder Morgan Energy Partners, LP 5.50% 2044	4,479	4,570
Kinder Morgan, Inc. 3.05% 2019	6,810	6,763
Kinder Morgan, Inc. 4.30% 2025	27,750	27,900
Kinder Morgan, Inc. 5.30% 2034	8,300	8,450
Kinder Morgan, Inc. 5.55% 2045	25,150	25,854
Laredo Petroleum, Inc. 9.50% 2019	450	450
NGL Energy Partners LP 6.875% 2021[4]	425	421
NGPL PipeCo LLC 9.625% 2019[4]	3,725	3,753
Oasis Petroleum Inc. 6.875% 2022	1,425	1,304
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[4,5]	4,977	4,678
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[4,5]	2,941	2,698
PDC Energy Inc. 7.75% 2022	1,250	1,194
Peabody Energy Corp. 7.375% 2016	225	232
Peabody Energy Corp. 6.00% 2018	13,395	12,223
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	7,915	9,181
Petrobras Global Finance Co. 6.25% 2024	8,580	8,186
Petrobras Global Finance Co. 5.625% 2043	1,060	869
Petrobras International Finance Co. 5.375% 2021	810	755
Petróleos Mexicanos 4.875% 2022	1,115	1,171
Petróleos Mexicanos 6.50% 2041	6,150	7,088
Petróleos Mexicanos 5.50% 2044	18,230	18,686
Petróleos Mexicanos 5.50% 2044[4]	8,410	8,620
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[4,5]	16,583	15,671
QGOG Constellation SA 6.25% 2019[4]	2,775	1,755
Ras Laffan Liquefied Natural Gas II 5.298% 2020[4,5]	9,768	10,525
Ras Laffan Liquefied Natural Gas III 5.832% 2016[5]	758	791
Ras Laffan Liquefied Natural Gas III 6.332% 2027[5]	2,000	2,326
Rice Energy Inc. 6.25% 2022[4]	325	304
Sabine Pass Liquefaction, LLC 5.625% 2021	1,400	1,382
Sabine Pass Liquefaction, LLC 5.75% 2024	900	888
Schlumberger Investment SA 3.65% 2023	6,550	6,860
Shell International Finance BV 3.10% 2015	10,000	10,128
Shell International Finance BV 2.00% 2018	8,105	8,168
Spectra Energy Partners, LP 2.95% 2018	2,430	2,489
Statoil ASA 0.524% 2018[3]	7,690	7,686
Statoil ASA 1.95% 2018	6,110	6,114
Statoil ASA 2.25% 2019	3,835	3,842
Statoil ASA 2.75% 2021	10,765	10,814
Statoil ASA 3.25% 2024	6,210	6,243
Targa Resources Corp. 4.125% 2019[4]	1,000	967
Teekay Corp. 8.50% 2020	2,000	2,234
Tesoro Logistics LP 5.50% 2019[4]	625	622
Total Capital International 2.10% 2019	13,000	13,019
Total Capital International 3.75% 2024	15,000	15,572
Total Capital SA 3.00% 2015	17,000	17,200
TransCanada PipeLines Ltd. 6.50% 2018	7,500	8,515
Transocean Inc. 5.05% 2016	2,405	2,418
Transocean Inc. 2.50% 2017	4,470	3,955
Transocean Inc. 6.375% 2021	23,480	21,689
Transocean Inc. 3.80% 2022	6,300	5,113
Transportadora de Gas Peru SA 4.25% 2028[4,5]	4,570	4,433
Western Gas Partners LP 2.60% 2018	515	517
The Bond Fund of America — Page 8 of 37

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Western Gas Partners LP 4.00% 2022	$5,370	$5,452
Williams Companies, Inc. 4.55% 2024	1,900	1,770
Williams Partners LP 3.80% 2015	15,800	15,846
Williams Partners LP 5.25% 2020	11,625	12,634
Williams Partners LP 4.50% 2023	3,975	4,019
Williams Partners LP 4.30% 2024	18,870	18,871
Williams Partners LP 3.90% 2025	3,435	3,308
Williams Partners LP 5.40% 2044	8,000	7,860
Williams Partners LP 4.90% 2045	2,895	2,722
Woodside Finance Ltd. 4.60% 2021[4]	9,565	10,204
		950,426
Health care 3.40%
AbbVie Inc. 1.75% 2017	8,750	8,776
AbbVie Inc. 2.90% 2022	31,865	31,426
AbbVie Inc. 4.40% 2042	4,795	4,967
Aetna Inc. 1.50% 2017	6,730	6,683
Aetna Inc. 2.20% 2019	7,450	7,408
Aetna Inc. 4.75% 2044	1,000	1,107
Amgen Inc. 2.20% 2019	415	414
Baxter International Inc. 1.85% 2018	4,850	4,830
Bayer AG 2.375% 2019[4]	17,175	17,262
Bayer AG 3.00% 2021[4]	12,940	13,065
Bayer AG 3.375% 2024[4]	12,445	12,690
Becton, Dickinson and Co. 1.80% 2017	8,500	8,538
Becton, Dickinson and Co. 2.675% 2019	11,285	11,447
Becton, Dickinson and Co. 3.734% 2024	26,015	26,828
Becton, Dickinson and Co. 4.685% 2044	12,005	12,982
Biogen Idec Inc. 6.875% 2018	17,000	19,606
Boston Scientific Corp. 6.00% 2020	8,075	9,110
Cardinal Health, Inc. 1.90% 2017	5,650	5,698
Cardinal Health, Inc. 1.70% 2018	2,210	2,198
Catholic Health Initiatives, Series 2012, 1.60% 2017	1,250	1,246
Celgene Corp 3.625% 2024	21,300	21,792
Celgene Corp 4.625% 2044	18,880	19,663
Centene Corp. 5.75% 2017	1,265	1,347
Centene Corp. 4.75% 2022	3,425	3,438
Community Health Systems, Inc. 5.125% 2018	1,320	1,369
ConvaTec Finance International SA 8.25% 2019[3,4,7]	3,500	3,555
DENTSPLY International Inc. 2.75% 2016	5,620	5,746
Dignity Health 3.125% 2022	4,100	4,065
DJO Finance LLC 9.75% 2017	5,175	5,201
DJO Finance LLC 7.75% 2018	1,100	1,072
DJO Finance LLC 9.875% 2018	1,625	1,657
Express Scripts Inc. 3.125% 2016	15,127	15,558
Express Scripts Inc. 2.65% 2017	5,500	5,627
Forest Laboratories, Inc. 5.00% 2021[4]	1,115	1,209
Gilead Sciences, Inc. 3.70% 2024	19,410	20,397
Gilead Sciences, Inc. 3.50% 2025	17,730	18,236
Gilead Sciences, Inc. 4.80% 2044	4,360	4,856
Gilead Sciences, Inc. 4.50% 2045	19,300	20,714
GlaxoSmithKline Capital Inc. 5.65% 2018	15,000	16,911
HCA Inc. 3.75% 2019	9,250	9,285
HCA Inc. 6.50% 2020	1,090	1,224
The Bond Fund of America — Page 9 of 37

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Humana Inc. 2.625% 2019	$2,870	$2,873
Humana Inc. 3.85% 2024	10,950	11,116
Humana Inc. 4.95% 2044	12,605	13,456
inVentiv Health Inc, Term Loan B4, 7.75% 2018[3,5,6]	2,325	2,318
inVentiv Health Inc. 9.00% 2018[4]	4,465	4,577
inVentiv Health Inc. 11.00% 2018[4]	6,795	5,929
inVentiv Health Inc. 12.00% 2018[3,4,7]	9,765	9,228
Jaguar Holding Co. 9.375% 2017[3,4,7]	200	205
Kindred Healthcare, Inc. 8.00% 2020[4]	1,975	2,108
Kinetic Concepts, Inc. 10.50% 2018	12,065	13,151
Kinetic Concepts, Inc. 12.50% 2019	1,960	2,176
McKesson Corp. 3.25% 2016	1,580	1,618
McKesson Corp. 1.292% 2017	8,300	8,265
McKesson Corp. 1.40% 2018	370	366
McKesson Corp. 2.284% 2019	11,850	11,837
McKesson Corp. 3.796% 2024	19,610	20,183
McKesson Corp. 4.883% 2044	870	962
Medco Health Solutions, Inc. 2.75% 2015	10,310	10,448
Medtronic, Inc. 2.50% 2020[4]	21,070	21,151
Medtronic, Inc. 3.50% 2025[4]	46,400	47,567
Medtronic, Inc. 4.375% 2035[4]	12,805	13,630
Medtronic, Inc. 4.625% 2044	1,550	1,675
Medtronic, Inc. 4.625% 2045[4]	39,895	43,427
Merck & Co., Inc. 2.80% 2023	17,590	17,500
Multiplan Inc., Term Loan B, 3.75% 2021[3,5,6]	9,290	9,052
Novartis Capital Corp. 3.40% 2024	22,045	22,979
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[3,5,6]	3,667	3,614
Pfizer Inc. 7.20% 2039	3,524	5,140
Pfizer Inc. 2.10% 2019	13,000	13,083
Pfizer Inc. 3.40% 2024	5,210	5,431
Pfizer Inc. 4.40% 2044	3,626	3,961
PRA Holdings, Inc. 9.50% 2023[4]	948	1,029
Roche Holdings, Inc. 2.25% 2019[4]	29,500	29,720
Roche Holdings, Inc. 6.00% 2019[4]	8,656	9,997
Roche Holdings, Inc. 2.875% 2021[4]	13,750	13,943
Roche Holdings, Inc. 3.35% 2024[4]	10,680	11,059
Roche Holdings, Inc. 4.00% 2044[4]	1,700	1,793
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[3,5,6,8]	3,555	3,537
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[3,5,6,8]	2,715	2,701
Rotech Healthcare Inc., Term Loan, 13.00% 2020[3,5,6,7,8]	5,830	5,800
Tenet Healthcare Corp., First Lien, 4.75% 2020	1,035	1,056
Tenet Healthcare Corp., First Lien, 6.00% 2020	8,830	9,504
Thermo Fisher Scientific Inc. 1.30% 2017	14,130	14,059
Thermo Fisher Scientific Inc. 2.40% 2019	2,405	2,411
Thermo Fisher Scientific Inc. 3.30% 2022	2,875	2,884
Thermo Fisher Scientific Inc. 4.15% 2024	18,290	19,325
UnitedHealth Group Inc. 0.85% 2015	5,525	5,543
UnitedHealth Group Inc. 1.40% 2017	6,095	6,094
UnitedHealth Group Inc. 1.40% 2017	1,080	1,080
UnitedHealth Group Inc. 6.00% 2017	17,920	19,882
UnitedHealth Group Inc. 2.875% 2023	15,985	15,911
VPI Escrow Corp. 6.75% 2018[4]	3,650	3,892
VPI Escrow Corp. 6.375% 2020[4]	8,880	9,313
VWR Funding, Inc. 7.25% 2017	6,325	6,633
The Bond Fund of America — Page 10 of 37

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
WellPoint, Inc. 2.30% 2018	$6,680	$6,723
WellPoint, Inc. 2.25% 2019	18,500	18,334
WellPoint, Inc. 3.50% 2024	9,200	9,285
		949,737
Utilities 2.98%
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2021[4]	1,055	1,224
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[4]	610	615
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036	1,500	1,877
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036[4]	1,000	1,251
American Electric Power Co. 1.65% 2017	7,180	7,188
American Electric Power Co. 2.95% 2022	14,416	14,166
Berkshire Hathaway Energy Co. 2.40% 2020[4]	8,105	8,079
Berkshire Hathaway Energy Co. 3.50% 2025[4]	10,500	10,589
Berkshire Hathaway Energy Co. 4.50% 2045[4]	15,500	16,286
CEZ, a s 4.25% 2022[4]	1,510	1,612
Cleveland Electric Illuminating Co. 8.875% 2018	12,864	15,890
CMS Energy Corp. 8.75% 2019	11,330	14,198
CMS Energy Corp. 6.25% 2020	11,431	13,251
CMS Energy Corp. 5.05% 2022	18,057	20,275
CMS Energy Corp. 3.875% 2024	16,231	16,886
CMS Energy Corp. 4.70% 2043	2,795	2,991
CMS Energy Corp. 4.875% 2044	3,481	3,824
Colbun SA 6.00% 2020[4]	2,400	2,663
Colbun SA 4.50% 2024[4]	2,450	2,458
Comision Federal de Electricidad 4.875% 2024[4]	2,500	2,619
Consumers Energy Co. 2.85% 2022	12,500	12,517
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	1,500	1,743
Consumers Energy Co., First Mortgage Bonds, 6.70% 2019	731	872
Consumers Energy Co., First Mortgage Bonds, 3.125% 2024	4,690	4,716
Dominion Gas Holdings LLC 2.50% 2019	14,035	14,086
Dominion Gas Holdings LLC 3.60 2024	16,575	16,896
Dominion Gas Holdings LLC 4.60 2044	4,250	4,470
Duke Energy Carolinas, Inc. 4.0% 2042	130	134
Duke Energy Corp. 3.95% 2023	6,672	7,087
Duke Energy Corp. 3.75% 2024	10,195	10,626
Duke Energy Progress Inc. 4.15% 2044	880	940
Dynegy Finance Inc. 7.375% 2022[4]	700	713
E.ON International Finance BV 5.80% 2018[4]	15,000	16,742
EDP Finance BV 4.125% 2020[4]	30,600	30,821
EDP Finance BV 5.25% 2021[4]	7,000	7,383
Electricité de France SA 1.15% 2017[4]	1,000	1,000
Electricité de France SA 4.875% 2044[4]	3,850	4,290
Electricité de France SA 5.25% (undated)[4]	3,000	3,082
Electricité de France SA 6.00% 2114	£1,000	2,115
Empresa Nacional de Electricidad SA 8.625% 2015	$3,000	3,123
Empresa Nacional de Electricidad SA 4.25% 2024	1,500	1,514
Enel Finance International SA 5.125% 2019[4]	2,000	2,212
Enel Finance International SA 6.00% 2039[4]	2,210	2,606
Enel Società per Azioni 8.75% 2073[3,4]	9,500	11,079
Entergy Arkansas, INC 3.05% 2023	6,100	6,112
Entergy Corp. 4.70% 2017	9,900	10,431
Eskom Holdings SOC Ltd. 5.75% 2021	11,000	11,110
Iberdrola Finance Ireland 5.00% 2019[4]	4,000	4,418
The Bond Fund of America — Page 11 of 37

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Israel Electric Corp. Ltd. 8.10% 2096[4]	$6,250	$6,852
MidAmerican Energy Co. 3.50% 2024	1,268	1,315
MidAmerican Energy Holdings Co. 5.75% 2018	35,700	40,037
MidAmerican Energy Holdings Co. 3.75% 2023	9,223	9,634
National Grid PLC 6.30% 2016	31,805	34,353
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	21,035	27,426
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	11,100	13,255
Niagara Mohawk Power Corp. 3.508% 2024[4]	7,400	7,637
Niagara Mohawk Power Corp. 4.278% 2034[4]	2,500	2,654
Northern States Power Co., First Mortgage Bonds, 7.125% 2025	254	337
Northern States Power Co. 5.25% 2035	2,885	3,520
NRG Energy, Inc. 6.25% 2022	1,050	1,079
NV Energy, Inc 6.25% 2020	31,400	36,937
Ohio Power Co., Series G, 6.60% 2033	1,385	1,850
Ohio Power Co., Series H, 6.60% 2033	723	954
Pacific Gas and Electric Co. 8.25% 2018	4,000	4,817
Pacific Gas and Electric Co. 2.45% 2022	7,500	7,229
Pacific Gas and Electric Co. 3.25% 2023	21,950	22,032
Pacific Gas and Electric Co. 3.85% 2023	4,684	4,884
Pacific Gas and Electric Co. 3.40% 2024	19,803	20,081
Pacific Gas and Electric Co. 3.75% 2024	4,470	4,663
Pacific Gas and Electric Co. 4.30% 2045	8,482	8,744
PacifiCorp., First Mortgage Bonds, 2.95% 2023	1,300	1,297
PacifiCorp., First Mortgage Bonds, 3.60% 2024	1,530	1,584
PG&E Corp. 2.40% 2019	7,445	7,464
Progress Energy, Inc. 7.05% 2019	8,340	9,892
Progress Energy, Inc. 7.00% 2031	2,500	3,445
Progress Energy, Inc. 7.75% 2031	5,670	8,232
Public Service Co. of Colorado 5.80% 2018	9,606	10,925
Public Service Co. of Colorado 3.20% 2020	5,279	5,499
Public Service Co. of Colorado 2.25% 2022	1,205	1,158
Public Service Electric and Gas Co., Series E, 5.30% 2018	2,190	2,435
Public Service Electric and Gas Co. 2.00% 2019	12,278	12,258
Public Service Electric and Gas Co., 2.375% 2023	1,076	1,037
Public Service Electric and Gas Co., 3.05% 2024	5,300	5,332
Puget Sound Energy Inc. 6.724% 2036	2,250	3,276
Puget Sound Energy, Inc., First Lien, 6.50% 2020	12,091	14,227
Puget Sound Energy, Inc., First Lien, 6.00% 2021	13,305	15,587
Puget Sound Energy, Inc., First Lien, 5.625% 2022	16,162	18,731
Scottish Power PLC 5.375% 2015	10,000	10,082
Southern Co. 2.15% 2019	9,325	9,275
Tampa Electric Co. 2.60% 2022	4,575	4,484
Tampa Electric Co. 4.10% 2042	5,060	5,194
Tampa Electric Co. 4.35% 2044	1,455	1,558
Teco Finance, Inc. 6.75% 2015	200	204
Teco Finance, Inc. 4.00% 2016	60	62
Teco Finance, Inc. 5.15% 2020	11,923	13,329
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[4,5]	1,230	1,305
Virginia Electric and Power Co., Series B, 5.95% 2017	10,000	11,163
Virginia Electric and Power Co. 1.20% 2018	9,600	9,488
Virginia Electric and Power Co. 2.95% 2022	3,535	3,576
Virginia Electric and Power Co. 3.45% 2024	6,310	6,510
Virginia Electric and Power Co. 4.45% 2044	11,885	13,037
The Bond Fund of America — Page 12 of 37

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Xcel Energy Inc. 4.70% 2020	$5,680	$6,310
Xcel Energy Inc. 6.50% 2036	3,178	4,321
		833,347
Consumer discretionary 2.80%
21st Century Fox America, Inc. 3.70% 2024[4]	5,675	5,849
Amazon.com, Inc. 3.80% 2024	10,875	11,164
Amazon.com, Inc. 4.95% 2044	27,000	28,022
American Honda Finance Corp. 2.25% 2019	13,500	13,552
Bed Bath & Beyond Inc. 3.749% 2024	5,370	5,450
Carnival Corp. 3.95% 2020	3,000	3,147
CBS Corp. 1.95% 2017	2,000	2,008
CBS Corp. 2.30% 2019	13,750	13,601
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[4]	5,075	5,278
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 5.50% 2022	2,600	2,646
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	1,630	1,724
Comcast Corp. 5.875% 2018	7,320	8,242
Comcast Corp. 5.15% 2020	7,500	8,504
Comcast Corp. 4.65% 2042	7,285	8,006
Comcast Corp. 4.75% 2044	11,700	13,092
Cooper-Standard Holdings Inc., Term Loan B, 4.00% 2021[3,5,6]	1,393	1,378
Cox Communications, Inc. 2.95% 2023[4]	14,400	13,834
DaimlerChrysler North America Holding Corp. 1.30% 2015[4]	11,000	11,047
DaimlerChrysler North America Holding Corp. 1.25% 2016[4]	6,250	6,270
DaimlerChrysler North America Holding Corp. 2.625% 2016[4]	7,250	7,432
DaimlerChrysler North America Holding Corp. 1.375% 2017[4]	13,080	13,028
DaimlerChrysler North America Holding Corp. 1.10% 2018[3,4]	7,500	7,602
DaimlerChrysler North America Holding Corp. 1.875% 2018[4]	13,450	13,507
DaimlerChrysler North America Holding Corp. 2.375% 2018[4]	9,200	9,337
DaimlerChrysler North America Holding Corp. 2.875% 2021[4]	26,250	26,522
DaimlerChrysler North America Holding Corp. 3.25% 2024[4]	10,675	10,772
DaimlerChrysler North America Holding Corp. 8.50% 2031	3,000	4,600
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 5.15% 2042	2,700	2,800
DISH DBS Corp. 4.25% 2018	10,500	10,749
DISH DBS Corp. 5.125% 2020	375	379
Dollar General Corp. 4.125% 2017	938	968
Dollar General Corp. 1.875% 2018	1,817	1,757
Dollar General Corp. 3.25% 2023	10,130	9,237
Ford Motor Co. 4.75% 2043	2,500	2,648
Ford Motor Credit Co. 1.70% 2016	10,500	10,543
Ford Motor Credit Co. 2.50% 2016	9,000	9,104
Ford Motor Credit Co. 2.375% 2018	11,550	11,625
Ford Motor Credit Co. 2.375% 2019	22,325	22,192
Ford Motor Credit Co. 2.597% 2019	29,495	29,369
Ford Motor Credit Co. 4.375% 2023	14,665	15,706
Ford Motor Credit Co. 3.664% 2024	15,000	15,060
Gannett Co., Inc. 4.875% 2021[4]	860	856
General Motors Co. 4.00% 2025	1,745	1,754
General Motors Co. 5.00% 2035	18,395	19,215
General Motors Co. 5.20% 2045	11,000	11,633
General Motors Financial Co. 3.00% 2017	790	800
General Motors Financial Co. 3.25% 2018	225	226
General Motors Financial Co. 3.50% 2019	3,715	3,797
General Motors Financial Co. 4.375% 2021	9,000	9,405
The Bond Fund of America — Page 13 of 37

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Grupo Televisa, SAB 6.625% 2040	$5,200	$6,346
Grupo Televisa, SAB 7.25% 2043	MXN25,290	1,477
Home Depot, Inc. 2.00% 2019	$17,500	17,561
Home Depot, Inc. 4.40% 2021	7,500	8,355
Jaguar Land Rover PLC 4.25% 2019[4]	820	830
MGM Resorts International 8.625% 2019	3,000	3,416
NBC Universal Enterprise, Inc. 0.919% 2018[3,4]	10,425	10,520
NBC Universal Enterprise, Inc. 1.974% 2019[4]	7,175	7,112
NBC Universal Enterprise, Inc. 5.25% (undated)[4]	17,895	18,656
NBCUniversal Media, LLC 2.875% 2016	15,000	15,389
NBCUniversal Media, LLC 2.875% 2023	5,000	5,004
News America Inc. 6.90% 2019	12,750	15,048
News America Inc. 6.15% 2037	300	377
News America Inc. 5.40% 2043	1,000	1,195
RCI Banque 3.50% 2018[4]	18,500	19,168
Seminole Tribe of Florida 7.804% 2020[4,5]	5,705	6,076
Thomson Reuters Corp. 1.30% 2017	1,890	1,881
Thomson Reuters Corp. 1.65% 2017	14,825	14,745
Thomson Reuters Corp. 6.50% 2018	25,855	29,410
Thomson Reuters Corp. 4.30% 2023	8,805	9,384
Thomson Reuters Corp. 5.65% 2043	1,905	2,210
Time Inc., Term Loan B, 4.25% 2021[3,5,6]	9,826	9,752
Time Warner Cable Inc. 6.75% 2018	11,650	13,372
Time Warner Inc. 5.875% 2016	13,270	14,395
Time Warner Inc. 3.55% 2024	4,000	3,992
Time Warner Inc. 7.57% 2024	12,340	16,047
Time Warner Inc. 6.20% 2040	9,450	11,545
Toyota Motor Credit Corp. 0.875% 2015	11,000	11,032
Toyota Motor Credit Corp. 2.125% 2019	2,000	2,008
Viacom Inc. 2.75% 2019	6,010	6,029
Viacom Inc. 4.25% 2023	2,735	2,825
Viacom Inc. 3.875% 2024	6,600	6,638
Viacom Inc. 4.85% 2034	6,740	6,919
Viacom Inc. 5.85% 2043	7,100	7,924
Viacom Inc. 5.25% 2044	1,200	1,274
Volkswagen Group of America Finance, LLC 1.60% 2017[4]	9,200	9,173
Volkswagen Group of America Finance, LLC 2.45% 2019[4]	4,850	4,887
Volkswagen International Finance NV 4.00% 2020[4]	11,650	12,567
Warner Music Group 5.625% 2022[4]	50	49
WPP Finance 2010 3.75% 2024	3,000	3,017
Wynn Macau, Ltd. 5.25% 2021[4]	425	402
		783,444
Consumer staples 2.52%
Altria Group, Inc. 9.25% 2019	4,392	5,650
Altria Group, Inc. 2.625% 2020	24,835	24,936
Altria Group, Inc. 2.85% 2022	5,000	4,867
Altria Group, Inc. 2.95% 2023	16,500	15,984
Altria Group, Inc. 4.00% 2024	3,600	3,760
Altria Group, Inc. 9.95% 2038	6,350	10,896
Altria Group, Inc. 10.20% 2039	4,000	6,986
Altria Group, Inc. 4.50% 2043	3,500	3,539
Altria Group, Inc. 5.375% 2044	2,300	2,628
Anheuser-Busch InBev NV 3.625% 2015	25,250	25,475
The Bond Fund of America — Page 14 of 37

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Anheuser-Busch InBev NV 4.125% 2015	$32,375	$32,406
British American Tobacco International Finance PLC 9.50% 2018[4]	15,750	19,842
Coca-Cola Co. 1.50% 2015	18,970	19,163
Coca-Cola Co. 1.80% 2016	10,500	10,678
Coca-Cola Co. 3.15% 2020	4,190	4,386
ConAgra Foods, Inc. 1.30% 2016	9,630	9,632
ConAgra Foods, Inc. 1.90% 2018	21,475	21,348
ConAgra Foods, Inc. 3.20% 2023	27,635	27,116
CVS Caremark Corp. 2.25% 2019	16,090	16,040
CVS Caremark Corp. 4.00% 2023	12,600	13,359
CVS Caremark Corp. 5.30% 2043	4,075	4,891
Delhaize Group 6.50% 2017	16,205	17,888
General Mills, Inc. 1.40% 2017	8,010	7,982
General Mills, Inc. 2.20% 2019	2,055	2,040
Imperial Tobacco Finance PLC 2.05% 2018[4]	8,050	8,011
Imperial Tobacco Finance PLC 3.50% 2023[4]	2,673	2,631
Kraft Foods Inc. 1.625% 2015	6,120	6,147
Kraft Foods Inc. 2.25% 2017	5,300	5,391
Kraft Foods Inc. 6.50% 2040	2,000	2,580
Kraft Foods Inc. 5.00% 2042	3,400	3,757
Kroger Co. 3.90% 2015	10,000	10,218
Kroger Co. 3.85% 2023	4,470	4,643
Kroger Co. 5.00% 2042	3,950	4,320
Kroger Co. 5.15% 2043	8,705	9,950
Mondelez International, Inc. 4.00% 2024	8,262	8,660
PepsiCo, Inc. 2.50% 2016	7,500	7,667
Pernod Ricard SA 2.95% 2017[4]	13,500	13,820
Pernod Ricard SA 4.45% 2022[4]	36,850	39,514
Philip Morris International Inc. 1.875% 2019	15,975	15,893
Philip Morris International Inc. 3.25% 2024	24,000	24,102
Philip Morris International Inc. 4.875% 2043	3,000	3,358
Philip Morris International Inc. 4.25% 2044	9,950	10,161
Procter & Gamble Co. 3.50% 2015	150	150
Reynolds American Inc. 3.25% 2022	19,360	18,890
Reynolds American Inc. 4.85% 2023	3,750	4,044
Reynolds American Inc. 4.75% 2042	2,500	2,436
Reynolds American Inc. 6.15% 2043	7,050	8,205
SABMiller Holdings Inc. 2.45% 2017[4]	9,875	10,081
SABMiller Holdings Inc. 2.20% 2018[4]	2,600	2,609
SABMiller Holdings Inc. 3.75% 2022[4]	12,030	12,575
Tyson Foods, Inc. 2.65% 2019	3,500	3,536
Tyson Foods, Inc. 3.95% 2024	14,375	14,889
Tyson Foods, Inc. 5.15% 2044	8,360	9,427
Walgreens Boots Alliance, Inc. 3.80% 2024	20,825	21,282
Wal-Mart Stores, Inc. 2.875% 2015	11,550	11,617
Wal-Mart Stores, Inc. 2.80% 2016	11,500	11,807
Wal-Mart Stores, Inc. 1.00% 2017	11,910	11,894
Wal-Mart Stores, Inc. 5.80% 2018	11,095	12,550
Wal-Mart Stores, Inc. 3.30% 2024	4,215	4,360
Wal-Mart Stores, Inc. 4.00% 2043	1,197	1,247
Wal-Mart Stores, Inc. 4.30% 2044	2,803	3,073
WM. Wrigley Jr. Co 2.40% 2018[4]	1,025	1,033
The Bond Fund of America — Page 15 of 37

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
WM. Wrigley Jr. Co 3.375% 2020[4]	$42,300	$43,293
WM. Wrigley Jr. Co. 2.90% 2019[4]	2,800	2,839
		704,152
Industrials 1.73%
ABB Finance (USA) Inc. 2.875% 2022	2,000	2,013
ADT Corp. 4.125% 2019	3,875	3,846
AECOM Technology Corp. 5.75% 2022[4]	710	728
Altegrity, Inc. 9.50% 2019[4]	3,675	3,500
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	12,170	10,101
Builders Firstsource 7.625% 2021[4]	2,125	2,183
Burlington Northern Santa Fe LLC 5.75% 2018	6,535	7,330
Burlington Northern Santa Fe LLC 3.45% 2021	2,800	2,926
Burlington Northern Santa Fe LLC 3.00% 2023	4,735	4,728
Burlington Northern Santa Fe LLC 4.45% 2043	6,450	6,766
Canadian National Railway Co. 1.45% 2016	6,090	6,136
Canadian National Railway Co. 2.85% 2021	10,000	10,248
CEVA Group PLC, LOC, 6.50% 2021[3,5,6]	691	649
CEVA Group PLC, Term Loan B, 6.50% 2021[3,5,6]	997	937
CEVA Group PLC, Term Loan, 6.50% 2021[3,5,6]	723	680
CEVA Group PLC, Term Loan, 6.50% 2021[3,5,6]	125	117
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 2016[5]	506	513
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[5]	521	551
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[5]	6,950	7,302
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[5]	11,486	12,082
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[5]	85	93
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[5]	6,657	7,368
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020[5]	1,564	1,643
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 2021[5]	207	229
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[5]	10,607	11,429
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[5]	9,879	11,040
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[5]	8,889	10,089
CSX Corp. 7.375% 2019	7,500	8,989
CSX Corp. 3.40% 2024	7,950	8,068
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[5]	1,247	1,438
ENA Norte Trust 4.95% 2028[4,5]	3,177	3,272
ERAC USA Finance Co. 5.625% 2042[4]	993	1,168
Euramax International, Inc. 9.50% 2016	6,060	5,666
European Aeronautic Defence and Space Company 2.70% 2023[4]	15,500	15,244
General Electric Capital Corp., Series A, 2.25% 2015	19,500	19,774
General Electric Capital Corp. 1.50% 2016	6,718	6,792
General Electric Capital Corp. 2.95% 2016	2,790	2,873
General Electric Capital Corp. 2.30% 2017	5,000	5,124
General Electric Capital Corp. 2.45% 2017	13,000	13,364
General Electric Capital Corp., Series A, 6.00% 2019	10,500	12,226
General Electric Capital Corp. 3.10% 2023	19,600	19,866
General Electric Co. 0.85% 2015	13,000	13,037
General Electric Co. 2.70% 2022	15,500	15,533
General Electric Co. 4.125% 2042	4,000	4,158
General Electric Co. 4.50% 2044	1,600	1,766
General Electric Corp. 5.25% 2017	4,377	4,858
Hardwoods Acquisition Inc 7.50% 2021[4]	2,400	2,376
Hawker Beechcraft Acquisition Co., LLC, LOC, 0.008% 2015[3,5,6,8]	1,107	1,052
HD Supply, Inc. 11.50% 2020	4,850	5,578
The Bond Fund of America — Page 16 of 37

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
HD Supply, Inc. 5.25% 2021[4]	$1,175	$1,199
HDTFS Inc. 5.875% 2020	450	456
Honeywell International Inc. 5.00% 2019	8,725	9,809
Jeld-Wen Escrow Corp., Term Loan B, 5.25% 2021[3,5,6]	4,600	4,579
KLX Inc. 5.875% 2022[4]	1,230	1,245
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[4]	4,000	3,920
Navios Maritime Holdings Inc. 7.375% 2022[4]	2,475	2,302
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	2,890	2,558
Nielsen Finance LLC and Nielsen Finance Co. 4.50% 2020	1,650	1,667
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[4]	4,500	4,613
Norfolk Southern Corp. 5.75% 2016	3,390	3,554
Norfolk Southern Corp. 3.00% 2022	14,672	14,756
Nortek Inc. 10.00% 2018	3,100	3,263
Nortek Inc. 8.50% 2021	2,690	2,892
Parker-Hannifin Corp. 4.45% 2044	1,300	1,407
Ply Gem Industries, Inc. 6.50% 2022	4,000	3,775
Ply Gem Industries, Inc. 6.50% 2022[4]	900	842
R.R. Donnelley & Sons Co. 7.25% 2018	2,586	2,870
R.R. Donnelley & Sons Co. 7.875% 2021	250	278
R.R. Donnelley & Sons Co. 7.00% 2022	2,000	2,155
Raytheon Co. 6.75% 2018	4,030	4,657
Red de Carreteras de Occidente 9.00% 2028[5]	MXN61,570	4,085
Republic Services, Inc. 5.00% 2020	$5,000	5,534
Republic Services, Inc. 3.55% 2022	500	514
Republic Services, Inc. 5.70% 2041	2,000	2,475
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[4]	1,175	1,116
Southwest Airlines Co. 2.75% 2019	1,870	1,881
Union Pacific Corp. 5.75% 2017	12,250	13,693
United Technologies Corp. 1.80% 2017	3,660	3,710
United Technologies Corp. 4.50% 2042	14,195	15,518
US Investigations Services, Inc. 13.00% 2020[4,7]	3,527	1,569
US Investigations Services, Inc. 14.00% 2020[4,5,7]	743	330
US Investigations Services, Inc. 15.00% 2021[4,7]	2,586	774
Volvo Treasury AB 5.95% 2015[4]	52,193	52,804
Waste Management, Inc. 2.60% 2016	3,330	3,409
Waste Management, Inc. 4.60% 2021	5,455	6,049
		483,707
Telecommunication services 1.45%
América Móvil, SAB de CV 8.46% 2036	MXN27,000	1,844
AT&T Inc. 0.90% 2016	$10,000	10,002
AT&T Inc. 1.40% 2017	12,015	11,904
AT&T Inc. 4.80% 2044	8,200	8,389
British Telecommunications PLC 2.35% 2019	2,745	2,744
Deutsche Telekom International Finance BV 3.125% 2016[4]	5,850	5,999
Deutsche Telekom International Finance BV 2.25% 2017[4]	8,575	8,716
Deutsche Telekom International Finance BV 9.25% 2032	4,994	8,093
Digicel Group Ltd. 8.25% 2020[4]	6,450	6,289
Digicel Group Ltd. 6.00% 2021[4]	4,465	4,186
Digicel Group Ltd. 7.125% 2022[4]	1,975	1,842
France Télécom 4.125% 2021	2,025	2,172
Frontier Communications Corp. 8.125% 2018	3,675	4,144
Frontier Communications Corp. 8.50% 2020	925	1,036
Frontier Communications Corp. 6.875% 2025	825	827
The Bond Fund of America — Page 17 of 37

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
Intelsat Jackson Holding Co. 6.625% 2022	$9,300	$9,602
MetroPCS Wireless, Inc. 6.25% 2021	6,825	7,011
MetroPCS Wireless, Inc. 6.625% 2023	1,000	1,029
NII Capital Corp. 10.00% 2016[9]	4,900	1,715
NII Capital Corp. 7.875% 2019[4,9]	3,125	2,266
NII Capital Corp. 8.875% 2019[9]	5,900	2,094
NII Capital Corp. 11.375% 2019[4,9]	9,485	6,877
NII Capital Corp. 7.625% 2021[9]	13,780	2,618
Numericable Group SA, First Lien, 4.875% 2019[4]	9,450	9,403
Orange SA 2.75% 2019	8,938	9,113
SoftBank Corp. 4.50% 2020[4]	3,600	3,559
Sprint Nextel Corp. 7.00% 2020	7,650	7,688
Sprint Nextel Corp. 7.875% 2023	8,000	7,938
Telecom Italia Capital SA 6.999% 2018	13,887	15,484
Telecom Italia Capital SA 7.175% 2019	3,789	4,353
Telefónica Emisiones, SAU 3.992% 2016	14,500	14,920
Telefónica Emisiones, SAU 3.192% 2018	10,500	10,807
T-Mobile US, Inc. 6.542% 2020	5,250	5,440
T-Mobile US, Inc. 6.375% 2025	2,000	2,037
Trilogy International Partners, LLC 10.25% 2016[4]	2,250	2,258
Verizon Communications Inc. 2.625% 2020[4]	2,110	2,088
Verizon Communications Inc. 5.15% 2023	30,569	33,779
Verizon Communications Inc. 3.50% 2024	25,468	25,074
Verizon Communications Inc. 4.15% 2024	5,000	5,180
Verizon Communications Inc. 4.40% 2034	22,175	22,114
Verizon Communications Inc. 5.05% 2034	9,785	10,457
Verizon Communications Inc. 6.55% 2043	27,687	35,523
Verizon Communications Inc. 4.862% 2046[4]	28,499	29,347
Verizon Communications Inc. 5.012% 2054[4]	27,782	28,868
Wind Acquisition SA 4.75% 2020[4]	4,425	4,148
Wind Acquisition SA 7.375% 2021[4]	5,000	4,731
		405,708
Materials 0.78%
ArcelorMittal 6.00% 2021[3]	735	767
ArcelorMittal 7.25% 2041[3]	5,105	5,182
CEMEX SAB de CV 5.875% 2019[4]	6,000	6,105
Cliffs Natural Resources Inc. 4.875% 2021	9,920	5,382
Dow Chemical Co. 5.70% 2018	1,004	1,116
Dow Chemical Co. 3.00% 2022	7,500	7,341
E.I. du Pont de Nemours and Co. 5.25% 2016	500	541
E.I. du Pont de Nemours and Co. 2.80% 2023	10,000	9,854
Eastman Chemical Co. 3.80% 2025	5,300	5,406
Ecolab Inc. 3.00% 2016	7,275	7,517
First Quantum Minerals Ltd. 6.75% 2020[4]	7,074	6,437
First Quantum Minerals Ltd. 7.00% 2021[4]	3,049	2,759
FMG Resources 6.00% 2017[4]	7,580	7,272
FMG Resources 6.875% 2018[4,5]	5,736	5,219
Georgia Gulf Corp. 4.625% 2021	650	618
Georgia-Pacific Corp. 5.40% 2020[4]	2,000	2,253
Georgia-Pacific Corp. 3.60% 2025[4]	13,500	13,586
Glencore Xstrata LLC 1.594% 2019[3,4]	4,450	4,477
Glencore Xstrata LLC 2.50% 2019[4]	6,500	6,407
Holcim Ltd. 6.00% 2019[4]	1,607	1,841
The Bond Fund of America — Page 18 of 37

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Holcim Ltd. 5.15% 2023[4]	$3,315	$3,701
International Paper Co. 7.95% 2018	4,500	5,309
International Paper Co. 3.65% 2024	8,900	8,911
JMC Steel Group Inc. 8.25% 2018[4]	3,900	3,720
Monsanto Co. 2.75% 2021	2,425	2,421
Monsanto Co. 3.375% 2024	7,400	7,534
Monsanto Co. 4.70% 2064	9,400	9,905
Mosaic Co. 4.25% 2023	9,500	10,043
Newcrest Finance Pty Ltd. 4.45% 2021[4]	11,305	10,759
Packaging Corp. of America 4.50% 2023	1,585	1,663
Reynolds Group Inc. 5.75% 2020	11,405	11,747
Rio Tinto Finance (USA) Ltd. 2.25% 2016	10,500	10,701
Rio Tinto Finance (USA) Ltd. 1.625% 2017	11,000	11,003
Rio Tinto Finance (USA) Ltd. 9.00% 2019	5,670	7,180
Ryerson Inc. 11.25% 2018	2,854	3,054
Tembec Industries Inc. 9.00% 2019[4]	1,140	1,124
Walter Energy, Inc. 9.50% 2019[4]	4,975	3,806
Xstrata Canada Financial Corp. 4.95% 2021[4]	4,060	4,290
Yara International ASA 7.875% 2019[4]	2,175	2,594
		219,545
Information technology 0.44%
Alcatel-Lucent USA Inc. 4.625% 2017[4]	4,075	4,136
Alcatel-Lucent USA Inc. 6.75% 2020[4]	2,135	2,264
Alcatel-Lucent USA Inc. 8.875% 2020[4]	1,850	2,021
Avago Technologies Ltd., Term Loan B, 3.75% 2021[3,5,6]	3,782	3,772
First Data Corp. 8.25% 2021[4]	1,950	2,096
First Data Corp. 11.75% 2021	4,800	5,532
First Data Corp. 12.625% 2021	1,200	1,428
Freescale Semiconductor, Inc. 5.00% 2021[4]	6,775	6,809
Freescale Semiconductor, Inc. 6.00% 2022[4]	2,675	2,802
International Business Machines Corp. 2.00% 2016	12,500	12,689
International Business Machines Corp. 3.625% 2024	4,335	4,525
KLA-Tencor Corp. 4.65% 2024	13,500	14,003
National Semiconductor Corp. 6.60% 2017	6,000	6,756
NXP BV and NXP Funding LLC 3.75% 2018[4]	4,100	4,121
Oracle Corp. 2.80% 2021	26,100	26,464
Samsung Electronics America, Inc. 1.75% 2017[4]	4,500	4,516
SRA International, Inc. 11.00% 2019	3,000	3,203
SRA International, Inc., Term Loan B, 6.50% 2018[3,5,6]	8,436	8,446
TIBCO Software, Inc., Term Loan B, 6.50% 2020[3,5,6]	1,125	1,091
Xerox Corp. 2.95% 2017	2,535	2,606
Xerox Corp. 2.75% 2019	5,000	5,017
		124,297
Total corporate bonds & notes		7,622,098
Mortgage-backed obligations 22.46% Federal agency mortgage-backed obligations 17.16%
Fannie Mae 3.306% 2017[5]	3,896	4,075
Fannie Mae 11.038% 2020[3,5]	29	33
Fannie Mae 5.00% 2023[5]	1,760	1,909
Fannie Mae 5.50% 2023[5]	9,499	10,378
Fannie Mae 6.00% 2023[5]	258	284
The Bond Fund of America — Page 19 of 37

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.50% 2024[5]	$5,694	$6,147
Fannie Mae 4.50% 2025[5]	7,156	7,735
Fannie Mae 4.50% 2025[5]	4,501	4,866
Fannie Mae 4.50% 2025[5]	4,447	4,807
Fannie Mae 2.403% 2026[3,5]	188	197
Fannie Mae 6.00% 2026[5]	4,677	5,294
Fannie Mae 2.50% 2027[5]	23,812	24,307
Fannie Mae 2.50% 2027[5]	6,869	7,008
Fannie Mae 2.50% 2027[5]	4,734	4,829
Fannie Mae 2.50% 2027[5]	2,107	2,151
Fannie Mae 2.50% 2027[5]	1,642	1,676
Fannie Mae 2.50% 2027[5]	1,436	1,466
Fannie Mae 2.50% 2027[5]	1,279	1,304
Fannie Mae 2.50% 2027[5]	807	824
Fannie Mae 2.50% 2027[5]	682	696
Fannie Mae 2.50% 2027[5]	679	692
Fannie Mae 5.50% 2027[5]	2,279	2,547
Fannie Mae 2.50% 2028[5]	23,907	24,390
Fannie Mae 2.50% 2028[5]	6,544	6,676
Fannie Mae 6.00% 2028[5]	668	757
Fannie Mae 6.50% 2032[5]	120	127
Fannie Mae 6.50% 2034[5]	489	532
Fannie Mae 6.50% 2036[5]	3,083	3,506
Fannie Mae 6.50% 2036[5]	1,984	2,261
Fannie Mae 7.00% 2036[5]	610	677
Fannie Mae 7.00% 2036[5]	279	318
Fannie Mae 7.50% 2036[5]	359	407
Fannie Mae 8.00% 2036[5]	254	290
Fannie Mae 6.00% 2037[5]	1,523	1,716
Fannie Mae 6.00% 2037[5]	694	782
Fannie Mae 6.50% 2037[5]	2,347	2,663
Fannie Mae 6.50% 2037[5]	1,614	1,782
Fannie Mae 6.50% 2037[5]	1,453	1,586
Fannie Mae 6.50% 2037[5]	156	167
Fannie Mae 7.00% 2037[5]	924	1,032
Fannie Mae 7.00% 2037[5]	731	816
Fannie Mae 7.00% 2037[5]	538	593
Fannie Mae 7.00% 2037[5]	240	266
Fannie Mae 7.00% 2037[5]	136	152
Fannie Mae 7.00% 2037[5]	119	132
Fannie Mae 7.50% 2037[5]	269	305
Fannie Mae 7.50% 2037[5]	256	291
Fannie Mae 7.50% 2037[5]	166	188
Fannie Mae 7.50% 2037[5]	151	171
Fannie Mae 7.50% 2037[5]	124	137
Fannie Mae 7.50% 2037[5]	112	125
Fannie Mae 7.50% 2037[5]	100	111
Fannie Mae 7.50% 2037[5]	82	97
Fannie Mae 7.50% 2037[5]	66	68
Fannie Mae 7.50% 2037[5]	26	28
Fannie Mae 8.00% 2037[5]	119	129
Fannie Mae 5.281% 2038[3,5]	263	282
Fannie Mae 5.50% 2038[5]	40	45
Fannie Mae 6.00% 2038[5]	1,212	1,367
The Bond Fund of America — Page 20 of 37

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 6.50% 2038[5]	$51,239	$58,333
Fannie Mae 2.19% 2039[3,5]	1,349	1,439
Fannie Mae 2.191% 2039[3,5]	2,121	2,263
Fannie Mae 2.25% 2039[3,5]	983	1,051
Fannie Mae 2.28% 2039[3,5]	611	655
Fannie Mae 2.286% 2039[3,5]	1,360	1,457
Fannie Mae 3.446% 2039[3,5]	5,927	6,331
Fannie Mae 2.335% 2039[3,5]	671	720
Fannie Mae 3.058% 2039[3,5]	3,389	3,635
Fannie Mae 3.636% 2039[3,5]	265	285
Fannie Mae 3.47% 2039[3,5]	718	770
Fannie Mae 3.766% 2039[3,5]	1,164	1,248
Fannie Mae 4.50% 2039[5]	17,665	19,203
Fannie Mae 5.00% 2039[5]	15,132	16,914
Fannie Mae 5.50% 2039[5]	12,731	14,236
Fannie Mae 5.50% 2039[5]	1,892	2,115
Fannie Mae 3.608% 2040[3,5]	2,942	3,155
Fannie Mae 3.225% 2040[3,5]	14,413	15,068
Fannie Mae 4.00% 2040[5]	1,770	1,908
Fannie Mae 4.186% 2040[3,5]	1,018	1,080
Fannie Mae 4.38% 2040[3,5]	3,344	3,547
Fannie Mae 4.50% 2040[5]	4,122	4,479
Fannie Mae 5.00% 2040[5]	1,808	2,023
Fannie Mae 5.50% 2040[5]	7,784	8,728
Fannie Mae 5.50% 2040[5]	1,051	1,176
Fannie Mae 2.924% 2041[3,5]	2,433	2,532
Fannie Mae 3.076% 2041[3,5]	2,935	3,135
Fannie Mae 3.529% 2041[3,5]	1,146	1,204
Fannie Mae 3.547% 2041[3,5]	8,315	8,724
Fannie Mae 4.00% 2041[5]	12,726	13,751
Fannie Mae 4.00% 2041[5]	2,946	3,175
Fannie Mae 4.00% 2041[5]	1,680	1,811
Fannie Mae 4.00% 2041[5]	1,397	1,504
Fannie Mae 4.00% 2041[5]	952	1,026
Fannie Mae 4.50% 2041[5]	4,389	4,770
Fannie Mae 5.00% 2041[5]	12,221	13,537
Fannie Mae 5.00% 2041[5]	5,842	6,574
Fannie Mae 5.00% 2041[5]	4,446	5,004
Fannie Mae 5.00% 2041[5]	2,922	3,292
Fannie Mae 5.00% 2041[5]	1,828	2,058
Fannie Mae 3.50% 2042[5]	36,570	38,167
Fannie Mae 3.50% 2042[5]	20,594	21,540
Fannie Mae 3.50% 2042[5]	17,481	18,241
Fannie Mae 3.50% 2042[5]	10,777	11,284
Fannie Mae 3.50% 2042[5]	5,714	5,981
Fannie Mae 4.00% 2042[5]	29,696	32,096
Fannie Mae 4.00% 2042[5]	17,120	18,397
Fannie Mae 4.00% 2042[5]	14,583	15,713
Fannie Mae 4.00% 2042[5]	8,955	9,676
Fannie Mae 4.00% 2042[5]	7,496	8,100
Fannie Mae 4.00% 2042[5]	4,822	5,196
Fannie Mae 4.00% 2042[5]	1,424	1,539
Fannie Mae 4.00% 2042[5]	681	729
Fannie Mae 3.00% 2043[5]	34,952	35,391
The Bond Fund of America — Page 21 of 37

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 3.00% 2043[5]	$28,145	$28,503
Fannie Mae 3.00% 2043[5]	18,889	19,131
Fannie Mae 3.00% 2043[5]	14,355	14,536
Fannie Mae 3.00% 2043[5]	9,430	9,550
Fannie Mae 3.00% 2043[5]	9,340	9,459
Fannie Mae 3.00% 2043[5]	4,701	4,760
Fannie Mae 3.00% 2043[5]	4,368	4,422
Fannie Mae 4.00% 2043[5]	12,274	13,191
Fannie Mae 4.00% 2043[5]	11,407	12,327
Fannie Mae 3.111% 2044[3,5]	1,230	1,282
Fannie Mae 4.00% 2044[5]	8,064	8,700
Fannie Mae 4.00% 2044[5]	3,796	4,103
Fannie Mae 3.00% 2045[5,10]	55,975	56,592
Fannie Mae 3.50% 2045[5,10]	822,956	857,523
Fannie Mae 3.50% 2045[5,10]	136,300	141,652
Fannie Mae 4.00% 2045[5,10]	377,840	402,117
Fannie Mae 4.50% 2045[5,10]	552,547	598,703
Fannie Mae 4.50% 2045[5,10]	522,039	566,625
Fannie Mae 5.00% 2045[5,10]	66,660	73,650
Fannie Mae 6.50% 2047[5]	119	135
Fannie Mae 7.00% 2047[5]	484	546
Fannie Mae 7.00% 2047[5]	24	28
Fannie Mae, Series 2002-15, Class PG, 6.00% 2017[5]	533	550
Fannie Mae, Series 2001-4, Class GA, 9.437% 2025[3,5]	84	95
Fannie Mae, Series 2001-4, Class NA, 10.005% 2025[3,5]	98	108
Fannie Mae, Series 1998-W5, Class B3, 6.50% 2028[5]	979	971
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029[5]	239	277
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031[5]	1,849	2,073
Fannie Mae, Series 2001-20, Class E, 9.561% 2031[3,5]	19	21
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035[5]	2,055	2,314
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036[5]	2,497	2,381
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036[5]	2,074	1,977
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036[5]	662	601
Fannie Mae, Series 2006-101, Class PC, 5.50% 2036[5]	1,771	1,941
Fannie Mae, Series 2006-106, Class HG, 6.00% 2036[5]	6,596	7,394
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036[5]	4,261	4,779
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037[5]	5,937	6,584
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041[5]	2,710	3,164
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[5]	701	780
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041[5]	1,516	1,761
Fannie Mae, Series 2002-W1, Class 2A, 6.532% 2042[3,5]	2,138	2,494
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.704% 2048[3,4,5]	177	177
Freddie Mac 5.00% 2023[5]	1,689	1,827
Freddie Mac 5.00% 2023[5]	61	66
Freddie Mac 5.00% 2023[5]	10	10
Freddie Mac 5.00% 2024[5]	4,173	4,541
Freddie Mac 6.00% 2026[5]	2,777	3,145
Freddie Mac 6.00% 2027[5]	16,885	19,137
Freddie Mac 4.50% 2030[5]	1,998	2,165
Freddie Mac 2.113% 2037[3,5]	2,970	3,148
Freddie Mac 4.50% 2037[5]	8,797	9,582
Freddie Mac 5.50% 2037[5]	3,287	3,678
Freddie Mac 5.50% 2037[5]	82	91
Freddie Mac 5.50% 2037[5]	19	21
The Bond Fund of America — Page 22 of 37

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 7.00% 2037[5]	$160	$177
Freddie Mac 7.50% 2037[5]	845	961
Freddie Mac 4.95% 2038[3,5]	973	1,044
Freddie Mac 5.50% 2038[5]	2,629	2,939
Freddie Mac 5.50% 2038[5]	2,362	2,644
Freddie Mac 5.50% 2038[5]	1,999	2,232
Freddie Mac 5.50% 2038[5]	1,073	1,201
Freddie Mac 5.50% 2038[5]	757	847
Freddie Mac 5.50% 2038[5]	445	498
Freddie Mac 5.50% 2038[5]	275	308
Freddie Mac 3.347% 2039[3,5]	2,071	2,217
Freddie Mac 4.50% 2039[5]	2,213	2,398
Freddie Mac 5.00% 2039[5]	16,612	18,354
Freddie Mac 5.50% 2039[5]	16,115	18,025
Freddie Mac 5.50% 2039[5]	6,296	7,045
Freddie Mac 4.50% 2040[5]	39,906	43,305
Freddie Mac 5.50% 2040[5]	11	12
Freddie Mac 4.50% 2041[5]	15,155	16,522
Freddie Mac 4.50% 2041[5]	4,096	4,444
Freddie Mac 4.50% 2041[5]	2,379	2,581
Freddie Mac 4.50% 2041[5]	751	819
Freddie Mac 5.00% 2041[5]	12,591	13,964
Freddie Mac 5.00% 2041[5]	8,369	9,407
Freddie Mac 5.00% 2041[5]	5,143	5,691
Freddie Mac 5.50% 2041[5]	8,834	9,882
Freddie Mac 2.582% 2042[3,5]	2,487	2,553
Freddie Mac 4.00% 2043[5]	23,837	25,583
Freddie Mac 4.00% 2043[5]	6,811	7,337
Freddie Mac 4.00% 2043[5]	6,365	6,834
Freddie Mac 4.00% 2043[5]	4,077	4,394
Freddie Mac 4.00% 2043[5]	3,482	3,739
Freddie Mac 4.00% 2043[5]	3,353	3,612
Freddie Mac 4.00% 2043[5]	2,827	3,043
Freddie Mac 4.00% 2043[5]	2,692	2,907
Freddie Mac 4.00% 2043[5]	1,704	1,828
Freddie Mac 3.128% 2044[3,5]	3,176	3,285
Freddie Mac 4.00% 2044[5]	2,786	3,007
Freddie Mac 4.00% 2043[5,10]	52,950	56,275
Freddie Mac 6.50% 2047[5]	312	348
Freddie Mac 7.00% 2047[5]	163	185
Freddie Mac, Series 2890, Class KT, 4.50% 2019[5]	1,982	2,097
Freddie Mac, Series 2626, Class NG, 3.50% 2023[5]	83	86
Freddie Mac, Series 1617, Class PM, 6.50% 2023[5]	452	507
Freddie Mac, Series 2153, Class GG, 6.00% 2029[5]	789	886
Freddie Mac, Series 2122, Class QM, 6.25% 2029[5]	1,321	1,456
Freddie Mac, Series 3061, Class PN, 5.50% 2035[5]	9,200	10,170
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036[5]	1,621	1,545
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036[5]	1,493	1,410
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036[5]	1,464	1,400
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036[5]	1,343	1,272
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[5]	26	24
Freddie Mac, Series 3257, Class PA, 5.50% 2036[5]	14,696	16,370
Freddie Mac, Series 3233, Class PA, 6.00% 2036[5]	10,698	12,000
Freddie Mac, Series 3156, Class NG, 6.00% 2036[5]	3,195	3,491
The Bond Fund of America — Page 23 of 37

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series 3286, Class JN, 5.50% 2037[5]	$12,035	$13,264
Freddie Mac, Series 3312, Class PA, 5.50% 2037[5]	6,939	7,648
Freddie Mac, Series 3318, Class JT, 5.50% 2037[5]	6,546	7,215
Freddie Mac, Series 3271, Class OA, 6.00% 2037[5]	4,644	5,103
Government National Mortgage Assn. 10.00% 2021[5]	138	152
Government National Mortgage Assn. 2.50% 2028[5]	4,278	4,396
Government National Mortgage Assn. 5.00% 2035[5]	1,627	1,790
Government National Mortgage Assn. 6.00% 2038[5]	12,099	13,597
Government National Mortgage Assn. 6.50% 2038[5]	232	265
Government National Mortgage Assn. 3.50% 2039[5]	6,989	7,347
Government National Mortgage Assn. 5.00% 2039[5]	1,764	1,938
Government National Mortgage Assn. 3.50% 2040[5]	7,138	7,529
Government National Mortgage Assn. 4.50% 2040[5]	4,036	4,438
Government National Mortgage Assn. 5.50% 2040[5]	11,322	12,776
Government National Mortgage Assn. 3.50% 2041[5]	341	359
Government National Mortgage Assn. 4.50% 2041[5]	22,457	24,638
Government National Mortgage Assn. 4.50% 2041[5]	1,755	1,919
Government National Mortgage Assn. 4.50% 2041[5]	1,482	1,620
Government National Mortgage Assn. 4.50% 2041[5]	1,254	1,377
Government National Mortgage Assn. 5.00% 2041[5]	11,284	12,374
Government National Mortgage Assn. 3.50% 2042[5]	1,384	1,437
Government National Mortgage Assn. 3.50% 2043[5]	4,571	4,805
Government National Mortgage Assn. 4.00% 2044[5]	374,226	402,100
Government National Mortgage Assn. 4.00% 2044[5]	188,387	202,337
Government National Mortgage Assn. 4.00% 2044[5]	114,019	122,356
Government National Mortgage Assn. 4.00% 2044[5]	50,721	54,477
National Credit Union Administration, Series 2011-M1, Class A2, 1.40% 2015[5]	1,368	1,375
National Credit Union Administration, Series 2010-R2, Class 1A, 0.527% 2017[3,5]	1,264	1,268
National Credit Union Administration, Series 2011-R3, Class 1A, 0.559% 2020[3,5]	1,349	1,354
National Credit Union Administration, Series 2011-R1, Class 1A, 0.606% 2020[3,5]	1,629	1,639
		4,797,605
Commercial mortgage-backed securities 3.81%
Aventura Mall Trust, Series A, 3.743% 2032[3,4,5]	11,250	11,969
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A-4, 5.889% 2044[3,5]	10,279	10,826
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 2045[3,5]	2,173	2,205
Banc of America Commercial Mortgage Inc., Series 2006-1, Class A1A, 5.378% 2045[3,5]	10,623	10,974
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.563% 2049[3,5]	3,615	3,883
Banc of America Commercial Mortgage Inc., Series 2007-2, Class A-M, 5.791% 2049[3,5]	4,083	4,418
Banc of America Commercial Mortgage Inc., Series 2007-4, Class A-M, 5.821% 2051[3,5]	5,895	6,420
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A-4, 6.427% 2051[3,5]	5,180	5,726
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T22, Class A1A, 5.557% 2038[3,5]	2,769	2,892
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A-1A, 5.71% 2042[3,5]	3,259	3,552
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-1-A, 5.65% 2050[3,5]	1,536	1,675
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[3,5]	5,730	6,311
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A-4, 5.431% 2049[5]	5,293	5,608
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A-M, 6.133% 2049[3,5]	7,468	8,186
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.40% 2044[3,5]	15,915	16,178
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[5]	20,168	21,194
COMM Mortgage Trust Series 2014-277P, Class A, 3.611% 2049[3,4,5]	20,000	20,928
Commercial Mortgage Trust, Series 2005-LP5, Class E, 5.179% 2043[3,4,5]	1,750	1,772
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[5]	15,175	16,221
Commercial Mortgage Trust, Series 2007-C9, Class A-1-A, 5.796% 2049[3,5]	312	338
Crown Castle Towers LLC, Series 2010-5, Class C, 4.174% 2037[4,5]	20,000	20,961
The Bond Fund of America — Page 24 of 37

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Crown Castle Towers LLC, Series 2010-2, Class C, 5.495% 2037[4,5]	$10,000	$10,888
CS First Boston Mortgage Securities Corp., Series 2014-ICE, Class A, 01.05% 2027[3,4,5]	15,620	15,602
CS First Boston Mortgage Securities Corp., Series 2014-ICE, Class B, 1.45% 2027[3,4,5]	1,000	1,000
CS First Boston Mortgage Securities Corp., Series 2014-ICE, Class C, 1.80% 2027[3,4,5]	1,000	1,001
CS First Boston Mortgage Securities Corp., Series 2014-ICE, Class D, 2.40% 2027[3,4,5]	500	498
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class D, 5.10% 2038[3,5]	1,500	1,525
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039[5]	24,708	26,055
CS First Boston Mortgage Securities Corp., Series 2006-C4, Class A1A, 5.46% 2039[5]	2,250	2,373
CS First Boston Mortgage Securities Corp., Series 2007-C3, Class A-1-A-1, 5.893% 2039[3,5]	9,240	9,927
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[3,5]	4,000	4,321
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.615% 2049[3,5]	12,708	13,625
DBUBS Mortgage Trust, Series 2011-LC2A, Class A-2, 3.386% 2044[4,5]	13,486	13,868
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[4,5]	50,817	52,046
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.003% 2031[3,4,5]	20,287	20,300
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-B, 1.353% 2031[3,4,5]	5,245	5,195
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class AM, 5.29% 2045[3,5]	2,998	3,086
Grace Mortgage Trust, Series 2014-GRCE, Class A, 3.3687% 2028[4,5]	3,000	3,111
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.819% 2038[3,5]	12,967	13,563
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-1-A, 5.819% 2038[3,5]	916	962
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-1-A, 5.426% 2039[5]	5,340	5,738
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[5]	32,300	34,484
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049[5]	9,880	10,827
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[3,5]	13,585	14,748
GS Mortgage Securities Corp. II, Series 2011-GC3, Class A-2, 3.645% 2044[4,5]	2,343	2,400
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A-1-A, 5.796% 2045[3,5]	940	1,023
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[4,5]	19,920	19,962
Hilton USA Trust, Series 2013-HLF-BFX, 3.367% 2030[4,5]	8,500	8,615
Hilton USA Trust, Series 2013-HLF, CFX, 3.714% 2030[4,5]	3,610	3,652
Hilton USA Trust, Series 2013-HLF, DFX, 4.407% 2030[4,5]	1,000	1,024
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2014-INN, Class A, 1.074% 2029[3,4,5]	7,000	6,987
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.467% 2037[3,5]	6,447	6,447
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4A, 4.936% 2042[3,5]	1,425	1,440
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP6, Class A-1-A, 5.471% 2043[3,5]	1,154	1,207
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-1-A, 5.811% 2043[3,5]	448	471
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-4, 5.814% 2043[3,5]	9,788	10,268
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045[5]	7,095	7,518
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.863% 2045[3,5]	47,285	49,404
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[4,5]	29,752	30,630
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A-1-A, 5.092% 2047[3,5]	1,701	1,817
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A-1-A, 5.439% 2049[5]	1,900	2,033
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-1-A, 5.703% 2049[3,5]	35,287	38,200
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.703% 2049[3,5]	33,812	36,327
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051[5]	15,595	16,802
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A-1-A, 5.85% 2051[3,5]	3,967	4,330
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 2043[3,5]	40,835	42,111
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045[5]	6,929	7,296
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A-M, 5.372% 2047[5]	2,135	2,219
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[4,5]	24,369	27,312
LB Commercial Mortgage Trust, Series 2007-C3, Class A-1-A, multifamily 5.858% 2044[3,5]	6,310	6,881
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A1A, 5.641% 2039[3,5]	5,031	5,239
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-1-A, 5.387% 2040[5]	12,511	13,461
The Bond Fund of America — Page 25 of 37

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-M, 5.493% 2040[3,5]	$8,725	$9,212
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[3,5]	30,967	33,627
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.163% 2045[3,5]	8,680	9,672
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A-4, 5.742% 2043[3,5]	9,135	9,653
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 6.028% 2050[3,5]	7,050	7,584
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[5]	38,962	41,264
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 6.079% 2049[3,5]	7,410	8,092
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2021[4,5]	15,365	15,919
Morgan Stanley Capital I Trust, Series 2005-HQ6, Class AJ, 5.073% 2042[3,5]	2,000	2,030
Morgan Stanley Capital I Trust, Series 2007-TA27, Class A-1-A, 5.831% 2042[3,5]	2,700	2,927
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[5]	9,666	10,278
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-1A, 5.312% 2044[5]	556	592
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044[5]	13,600	14,496
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 6.105% 2049[3,5]	21,795	23,729
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-7, 5.118% 2042[3,5]	8,086	8,157
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.707% 2043[3,5]	8,794	9,172
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A, 5.749% 2045[3,5]	7,119	7,549
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-5, 5.50% 2047[5]	4,900	5,287
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[3,5]	17,020	18,193
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.933% 2049[3,5]	15,250	16,395
WFLD Mortgage Trust, Series 2014-MONT, Class B, 3.755% 2031[3,4,5]	4,388	4,573
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.755% 2031[3,4,5]	3,150	3,205
WFLD Mortgage Trust, Series 2014-MONT, Class D, 3.755% 2031[3,4,5]	1,575	1,547
WFLD Mortgage Trust, Series 2014-MONT, Class A, 3.755% 2031[3,4,5]	850	900
		1,066,109
Other mortgage-backed securities 0.96%
Australia & New Zealand Banking Group Ltd. 1.00% 2016[4,5]	4,250	4,263
Australia & New Zealand Banking Group Ltd. 2.40% 2016[4,5]	4,250	4,351
Bank of Montreal 2.85% 2015[4,5]	17,000	17,172
Bank of Montreal 2.625% 2016[4,5]	4,250	4,342
Bank of Nova Scotia 2.15% 2016[4,5]	4,650	4,739
Bank of Nova Scotia 1.75% 2017[4,5]	14,150	14,324
Barclays Bank PLC 2.50% 2015[4,5]	3,600	3,651
Caisse Centrale Desjardins 1.60% 2017[4,5]	3,375	3,408
Canadian Imperial Bank of Commerce 2.75% 2016[4,5]	4,150	4,239
Commonwealth Bank of Australia 0.75% 2016[4,5]	3,850	3,851
Commonwealth Bank of Australia 2.25% 2017[4,5]	4,150	4,243
Commonwealth Bank of Australia 1.875% 2018[4,5]	10,300	10,296
Commonwealth Bank of Australia 2.00% 2019[4,5]	8,950	8,945
Credit Mutuel-CIC Home Loan SFH 1.50% 2017[4,5]	4,400	4,419
Credit Suisse Group AG 2.60% 2016[4,5]	4,300	4,405
DEPFA ACS Bank 5.125% 2037[4,5]	10,405	13,093
DNB ASA 1.45% 2019[4,5]	4,375	4,346
National Australia Bank 2.00% 2017[4,5]	3,500	3,554
National Australia Bank 1.25% 2018[4,5]	2,880	2,845
National Australia Bank 2.00% 2019[4,5]	8,575	8,598
National Australia Bank 2.125% 2019[4,5]	4,000	4,014
National Bank of Canada 2.20% 2016[4,5]	4,175	4,270
Norddeutsche Landesbank 2.00% 2019[4,5]	4,000	4,032
Nordea Eiendomskreditt AS 2.125% 2017[4,5]	4,000	4,076
Northern Rock PLC 5.625% 2017[4,5]	850	933
Royal Bank of Canada 3.125% 2015[4,5]	18,160	18,297
Royal Bank of Canada 1.125% 2016[5]	4,000	4,019
The Bond Fund of America — Page 26 of 37

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Other mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Royal Bank of Canada 2.00% 2019[5]	$4,075	$4,117
Royal Bank of Canada 2.20% 2019[5]	7,350	7,412
Skandinaviska Enskilda 1.375% 2018[4,5]	4,375	4,341
Sparebank 1 Boligkreditt AS 2.625% 2017[4,5]	3,400	3,486
Sparebank 1 Boligkreditt AS 1.25% 2019[4,5]	4,000	3,943
Sparebank 1 Boligkreditt AS 1.75% 2020[4,5]	5,125	5,022
Stadshypotek AB 1.875% 2019[4,5]	4,275	4,227
Swedbank AB 2.125% 2016[4,5]	3,400	3,472
Swedbank AB 2.95% 2016[4,5]	3,000	3,079
Swedbank AB 1.375% 2018[4,5]	4,375	4,336
Toronto-Dominion Bank 1.625% 2016[4,5]	4,400	4,454
Toronto-Dominion Bank 1.50% 2017[4,5]	10,000	10,083
UBS AG 1.875% 2015[4,5]	4,200	4,203
UBS AG 0.75% 2017[4,5]	4,375	4,372
Westpac Banking Corp. 1.375% 2015[4,5]	4,325	4,347
Westpac Banking Corp. 2.45% 2016[4,5]	4,325	4,436
Westpac Banking Corp. 1.25% 2017[4,5]	4,425	4,384
Westpac Banking Corp. 1.85% 2018[4,5]	9,000	9,009
Westpac Banking Corp. 1.375% 2019[4,5]	4,375	4,320
Westpac Banking Corp. 2.00% 2019[4,5]	7,150	7,132
		268,900
Collateralized mortgage-backed (privately originated) 0.53%
Connecticut Avenue Securities, Series 2013-C01, Class M-1, 2.155% 2023[3,4,5]	2,448	2,461
Connecticut Avenue Securities, Series 2014-C02, Class 2M1, 1.105% 2024[3,5]	5,171	5,072
Connecticut Avenue Securities, Series 2014-C02, Class 1M1, 1.105% 2024[3,5]	2,590	2,545
Connecticut Avenue Securities, Series 2014-C03, Class 1M-1, 1.355% 2024[3,5]	2,117	2,096
Connecticut Avenue Securities, Series 2014-C01, Class M-1, 1.755% 2024[3,4,5]	1,734	1,727
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032[5]	170	184
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032[5]	24	26
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033[5]	1,240	1,331
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033[5]	22	24
Firstmac Bond Trust, Series 2014-1A, Class A2A, 0.504% 2015[3,4,5]	9,000	9,010
Freddie Mac, Series 2013-DN2, Class M-1, 1.605% 2023[3,5]	6,393	6,362
Freddie Mac, Series 2013-DN1, Class M-1, 3.555% 2023[3,5]	6,701	6,928
Freddie Mac, Series 2014-DN2, Class M-1, 1.005% 2024[3,5]	5,182	5,142
Freddie Mac, Series 2014-DN1, Class M-1, 1.155% 2024[3,5]	929	923
Freddie Mac, Series 2014-DN3, Class M-1, 1.507% 2024[3,5]	17,205	17,184
Freddie Mac, Series 2014-HQ2, Class M-1, 1.604% 2024[3,5]	11,348	11,299
Freddie Mac, Series 2014-HQ1, Class M-1, 1.807% 2024[3,5]	15,349	15,353
Freddie Mac, Series 2014-HQ3, Class M-1, 1.82% 2024[3,5]	10,417	10,413
Freddie Mac, Series 2014-DN2, Class M-2, 1.805% 2024[3,5]	2,965	2,864
Freddie Mac, Series 2014-HQ2, Class M-2, 2.354% 2024[3,5]	17,865	17,305
Freddie Mac, Series 2014-DN4, Class M-2, 2.57% 2024[3,5]	7,710	7,701
Freddie Mac, Series 2014-DN3, Class M-2, 2.557% 2024[3,5]	2,200	2,197
Freddie Mac, Series 2014-HQ1, Class M-2, 2.657% 2024[3,5]	9,200	9,069
TBW Mortgage-backed Trust, Series 2007-2, Class A-4-B, 0.575% 2037[3,5]	14,036	11,878
		149,094
Total mortgage-backed obligations		6,281,708
The Bond Fund of America — Page 27 of 37

Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. 4.02%	Principal amount (000)	Value (000)
Argentina (Republic of) 7.00% 2017	$26,395	$25,132
Bermuda Government 5.603% 2020[4]	4,075	4,482
Bermuda Government 5.603% 2020	3,940	4,334
Bermuda Government 4.138% 2023[4]	1,700	1,726
Bermuda Government 4.854% 2024[4]	10,650	11,129
Brazil (Federal Republic of) 6.00% 2017[2]	BRL8,787	3,277
Brazil (Federal Republic of) 6.00% 2018[2]	2,492	920
Brazil (Federal Republic of) 6.00% 2020[2]	10,173	3,753
Brazil (Federal Republic of) 10.00% 2023	28,910	9,600
Brazil (Federal Republic of) 10.00% 2025	7,690	2,521
Caisse d’Amortissement de la Dette Sociale 1.625% 2015[4]	$4,000	4,027
Caisse d’Amortissement de la Dette Sociale 1.125% 2017[4]	10,470	10,516
Caisse d’Amortissement de la Dette Sociale 2.00% 2020[4]	5,000	4,993
Caisse d’Amortissement de la Dette Sociale 3.375% 2024[4]	8,180	8,759
Chilean Government 3.875% 2020	3,000	3,228
Colombia (Republic of), Series B, 10.00% 2024	COP40,968,000	20,593
Colombia (Republic of) Global 4.375% 2021	$16,200	17,172
Colombia (Republic of) Global 4.00% 2024	1,400	1,435
Colombia (Republic of) Global 6.125% 2041	4,000	4,820
Colombia (Republic of) Global 5.625% 2044	900	1,017
Dominican Republic 7.50% 2021[4,5]	7,000	7,710
Dominican Republic 7.50% 2021[5]	950	1,046
Dominican Republic 7.45% 2044[4]	7,500	8,238
El Salvador (Republic of) 7.375% 2019	4,800	5,364
Europe Government Agency-Guaranteed, Dexia Credit Local 1.25% 2016[4]	4,100	4,120
European Investment Bank 1.00% 2015	9,100	9,136
FMS Wertmanagement 1.125% 2016	4,050	4,081
FMS Wertmanagement 1.00% 2017	4,400	4,348
FMS Wertmanagement 1.625% 2018	6,400	6,421
Gabonese Republic 6.375% 2024[4,5]	9,154	8,742
Greek Government 2.00%/3.00% 2023[11]	€570	440
Greek Government 2.00%/3.00% 2024[11]	570	436
Greek Government 2.00%/3.00% 2025[11]	570	412
Greek Government 2.00%/3.00% 2026[11]	570	394
Greek Government 2.00%/3.00% 2027[11]	570	384
Greek Government 2.00%/3.00% 2028[11]	570	372
Greek Government 2.00%/3.00% 2029[11]	835	543
Greek Government 2.00%/3.00% 2030[11]	835	535
Greek Government 2.00%/3.00% 2031[11]	835	530
Greek Government 2.00%/3.00% 2032[11]	835	523
Greek Government 2.00%/3.00% 2033[11]	835	523
Greek Government 2.00%/3.00% 2034[11]	835	517
Greek Government 2.00%/3.00% 2035[11]	835	514
Greek Government 2.00%/3.00% 2036[11]	1,035	633
Greek Government 2.00%/3.00% 2037[11]	1,035	627
Greek Government 2.00%/3.00% 2038[11]	1,035	631
Greek Government 2.00%/3.00% 2039[11]	1,035	631
Greek Government 2.00%/3.00% 2040[11]	1,035	632
Greek Government 2.00%/3.00% 2041[11]	1,035	632
Greek Government 2.00%/3.00% 2042[11]	1,035	635
Hungarian Government 6.25% 2020	$6,700	7,563
Hungarian Government 6.375% 2021	3,200	3,674
Hungarian Government 5.375% 2023	11,600	12,629
Hungarian Government 5.375% 2024	1,000	1,085
India (Republic of) 7.28% 2019	INR2,740,000	42,581
The Bond Fund of America — Page 28 of 37

Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
India (Republic of) 8.83% 2023	INR730,000	$12,181
India (Republic of) 8.60% 2028	230,000	3,877
Indonesia (Republic of) 5.875% 2020[4]	$6,200	6,897
Indonesia (Republic of) 5.875% 2020	5,500	6,119
Indonesia (Republic of) 4.875% 2021	5,460	5,794
Indonesia (Republic of) 3.75% 2022	10,150	10,048
Indonesia (Republic of), Series 71, 9.00% 2029	IDR34,700,000	3,012
Indonesia (Republic of) 8.375% 2034	241,300,000	19,733
Indonesia (Republic of) 7.75% 2038	$8,400	11,035
Indonesia (Republic of) 5.25% 2042	8,700	8,820
Indonesia (Republic of) 4.625% 2043	1,500	1,397
Indonesia (Republic of) 6.75% 2044	1,800	2,232
Indonesia (Republic of) 6.75% 2044[4]	1,125	1,395
Instituto de Credito Oficial 1.125% 2016[4]	8,000	8,009
Inter-American Development Bank 4.375% 2044	11,500	14,109
Iraq (Republic of) 5.80% 2028[5]	21,050	17,735
Irish Government 3.90% 2023	€19,750	29,175
Israeli Government 5.125% 2019	$500	570
Italian Government 4.50% 2024	€8,500	12,662
Japan Bank for International Cooperation 3.00% 2024	$9,330	9,760
Japan Finance Organization for Municipalities 2.125% 2019[4]	10,000	10,063
Kenya (Republic of) 6.875% 2024[4]	12,000	12,630
Kenya (Republic of) 6.875% 2024	7,500	7,894
KfW 1.00% 2015	8,400	8,401
KfW 2.00% 2022	4,325	4,285
Landwirtschaftliche Rentenbank 1.75% 2019	8,970	9,003
Lithuania (Republic of) 6.125% 2021	6,000	7,009
Morocco Government 4.25% 2022	5,400	5,440
Morocco Government 4.25% 2022[4]	2,700	2,720
Morocco Government 5.50% 2042	19,300	20,120
Morocco Government 5.50% 2042[4]	2,300	2,398
Municipality Finance PLC 1.125% 2018[4]	4,900	4,850
Nigeria (Republic of) 5.125% 2018[4]	7,975	7,925
Nigeria (Republic of) 6.375% 2023	13,490	13,321
Nigeria (Republic of) 6.375% 2023[4]	5,325	5,258
Peru (Republic of) 5.625% 2050	7,500	8,869
Perusahaan Penerbit SBSN 4.35% 2024[4]	3,850	3,879
Philippines (Republic of) 6.375% 2034	15,500	20,809
Philippines (Republic of) 6.25% 2036	PHP621,000	15,627
Polish Government 2.75% 2023[2]	PLN17,334	5,409
Province of Manitoba 3.05% 2024	$6,050	6,260
Province of Ontario 3.20% 2024	20,000	20,865
Queensland Treasury Corp. 4.75% 2025	A$10,000	9,269
Romanian Government 6.75% 2022[4]	$8,000	9,659
Russian Federation 6.20% 2018	RUB617,500	8,030
Russian Federation 7.50% 2018	403,000	5,390
Russian Federation 5.00% 2020	$17,800	16,639
Russian Federation 7.50% 2030[5]	24,111	25,063
Russian Federation 7.50% 2030[4,5]	95	99
Slovenia (Republic of) 4.75% 2018	8,375	8,982
Slovenia (Republic of) 4.125% 2019[4]	870	914
Slovenia (Republic of) 5.50% 2022	32,660	36,334
Slovenia (Republic of) 5.50% 2022[4]	3,000	3,338
Slovenia (Republic of) 5.85% 2023	18,850	21,407
Slovenia (Republic of) 5.85% 2023[4]	10,650	12,095
The Bond Fund of America — Page 29 of 37

Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Slovenia (Republic of) 5.25% 2024	$3,260	$3,598
South Africa (Republic of) 5.50% 2020	10,750	11,825
South Africa (Republic of), Series R-213, 7.00% 2031	ZAR200,000	15,113
Spanish Government 4.00% 2018[4]	$9,310	9,809
Spanish Government 5.40% 2023	€10,000	15,837
Spanish Government 5.15% 2028	14,000	22,719
Spanish Government 5.15% 2044	26,250	45,466
Sri Lanka (Republic of) 6.25% 2021[4]	$3,400	3,578
Swedish Export Credit Corp. 2.875% 2023[4]	9,000	8,916
Turkey (Republic of) 4.557% 2018[4]	1,195	1,256
Turkey (Republic of) 7.00% 2019	2,000	2,288
Turkey (Republic of) 3.00% 2021[2]	TRY2,690	1,247
Turkey (Republic of) 5.625% 2021	$8,000	8,830
Turkey (Republic of) 8.00% 2034	1,250	1,714
Turkey (Republic of) 6.75% 2040	11,300	13,998
Turkey (Republic of) 6.00% 2041	14,650	16,683
United Mexican States Government, Series M, 5.00% 2017	MXN60,000	4,170
United Mexican States Government 3.50% 2017[2]	191,034	13,829
United Mexican States Government 2.50% 2020[2]	31,663	2,198
United Mexican States Government, Series M20, 10.00% 2024	220,000	19,568
United Mexican States Government Global 3.60% 2025	$17,925	17,952
United Mexican States Government 4.00% 2040[2]	MXN103,433	7,903
United Mexican States Government Global, Series A, 5.125% 2020	$2,100	2,321
United Mexican States Government Global, Series A, 3.625% 2022	4,400	4,506
United Mexican States Government Global, Series A, 4.00% 2023	8,000	8,310
United Mexican States Government Global 5.55% 2045	10,000	11,650
Uruguay (Republic of) 4.375% 2028[2,5]	UYU138,487	5,718
Venezuela (Republic of) 7.65% 2025	$985	423
Venezuela (Republic of) 9.25% 2028	18,980	8,427
Zambia (Republic of) 5.375% 2022	8,500	7,884
		1,123,266
Federal agency bonds & notes 3.22%
CoBank, ACB 7.875% 2018[4]	23,615	27,566
CoBank, ACB 0.834% 2022[3,4]	29,725	27,867
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012 LLC 2.646% 2026[5]	4,817	4,851
Fannie Mae 0.50% 2016	69,775	69,749
Fannie Mae 5.375% 2016	10,420	11,179
Fannie Mae 5.00% 2017	10,290	11,199
Fannie Mae 1.75% 2019	34,125	34,152
Fannie Mae 2.625% 2024	40,305	40,871
Fannie Mae 7.125% 2030	3,900	5,997
Fannie Mae, Series 2014-M2, Class A-S-Q2, multifamily 0.478% 2015[5]	7,879	7,879
Fannie Mae, Series 2013-M4, multifamily 2.608% 2022[5]	4,325	4,349
Fannie Mae, Series 2012-M2, Class A2, multifamily 2.717% 2022[5]	8,400	8,565
Fannie Mae, Series 2012-M3, Class 1-A2, multifamily 3.044% 2022[5]	3,500	3,629
Fannie Mae, Series 2013-M14, Class A2, multifamily 3.329% 2023[3,5]	7,175	7,559
Fannie Mae, Series 2014-M1, multifamily 3.373% 2023[3,5]	8,350	8,761
Fannie Mae, Series 2014-M2, Class A2, multifamily 3.513% 2023[3,5]	11,990	12,804
Fannie Mae, Series 2014-M13, Class A-2, multifamily 3.021% 2024[5]	1,500	1,537
Fannie Mae, Series 2014-M9, multifamily 3.103% 2024[3,5]	6,395	6,616
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.477% 2024[3,5]	18,290	19,462
Federal Agricultural Mortgage Corp. 5.125% 2017[4]	5,000	5,459
Federal Farm Credit Banks 0.212% 2017[3]	26,250	26,258
Federal Farm Credit Banks 0.225% 2017[3]	21,501	21,504
The Bond Fund of America — Page 30 of 37

Bonds, notes & other debt instruments Federal agency bonds & notes (continued)	Principal amount (000)	Value (000)
Federal Home Loan Bank 2.125% 2016	$18,860	$19,276
Federal Home Loan Bank 2.75% 2018	16,635	17,423
Federal Home Loan Bank 3.375% 2023	28,050	30,121
Federal Home Loan Bank 5.50% 2036	600	821
Freddie Mac 0.50% 2016	35,245	35,237
Freddie Mac 4.875% 2018	13,365	14,976
Freddie Mac 1.25% 2019	43,500	42,642
Freddie Mac, Series K705, Class A2, multifamily 2.303% 2018[5]	3,092	3,156
Freddie Mac, Series K706, Class A2, multifamily 2.323% 2018[5]	3,225	3,293
Freddie Mac, Series K704, Class A2, multifamily 2.412% 2018[5]	3,100	3,178
Freddie Mac, Series K702, Class A2, multifamily 3.154% 2018[5]	2,455	2,571
Freddie Mac, Series K712, Class A2, multifamily 1.869% 2019[5]	3,365	3,349
Freddie Mac, Series KGRP, Class A, multifamily 0.536% 2020[3,5]	6,688	6,713
Freddie Mac, Series KF02, Class A2, multifamily 0.705% 2020[3,5]	25,063	25,178
Freddie Mac, Series KF02, Class A3, multifamily 0.80% 2020[3,5]	13,649	13,694
Freddie Mac, Series K009, Class A1, multifamily 2.757% 2020[5]	2,550	2,630
Freddie Mac, Series K013, Class A1, multifamily 2.902% 2020[5]	3,021	3,123
Freddie Mac, Series K714, Class A2, multifamily 3.034% 2020[3,5]	6,650	6,956
Freddie Mac, Series K010, Class A1, multifamily 3.32% 2020[5]	2,533	2,652
Freddie Mac, Series K019, Class A1, multifamily 1.459% 2021[5]	1,891	1,868
Freddie Mac, Series K017, Class A2, multifamily 2.873% 2021[5]	4,200	4,336
Freddie Mac, Series K716, Class A2, multifamily 3.132% 2021[5]	13,590	14,215
Freddie Mac, Series K022, Class A2, multifamily 2.355% 2022[5]	4,325	4,294
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022[5]	14,350	14,277
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[5]	22,995	22,959
Freddie Mac, Series K031, Class A1, multifamily 2.778% 2022[5]	2,835	2,931
Freddie Mac, Series K029, Class A1, multifamily 2.839% 2022[5]	3,843	3,984
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[5]	6,735	6,746
Freddie Mac, Series K036, Class A2, multifamily 3.527% 2023[3,5]	24,490	26,175
Freddie Mac, Series K041, Class A-2, multifamily 3.171% 2024[5]	10,600	11,020
Freddie Mac, Series K040, Class A2, multifamily 3.241% 2024[5]	2,000	2,092
Private Export Funding Corp., Series W, 5.00% 2016	3,400	3,662
Private Export Funding Corp. 3.55% 2024	26,425	28,218
Tennessee Valley Authority, Series A, 3.875% 2021	8,750	9,617
Tennessee Valley Authority 1.875% 2022	23,750	22,864
Tennessee Valley Authority 4.65% 2035	4,000	4,831
Tennessee Valley Authority 5.25% 2039	21,250	27,145
Tennessee Valley Authority, Series B, 3.50% 2042	25,113	24,971
Tennessee Valley Authority, Series 2008, Class A, 4.875% 2048	3,200	3,916
TVA Southaven 3.846% 2033[5]	3,240	3,445
United States Agency for International Development, Jordan (Kingdom of) 1.945% 2019	16,500	16,720
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	8,600	8,858
United States Agency for International Development, Republic of Egypt 4.45% 2015	5,000	5,136
United States Agency for International Development, Ukraine, 1.844% 2019	6,930	6,992
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 0% 2016	2,301	2,320
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.49% 2029[5]	4,032	4,233
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.82% 2032[5]	4,491	4,823
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.938% 2032[5]	1,624	1,732
Export-Import Bank of the United States-Guaranteed, VCK Lease SA 2.591% 2026[5]	2,618	2,611
		901,793
The Bond Fund of America — Page 31 of 37

Bonds, notes & other debt instruments Asset-backed obligations 2.69%	Principal amount (000)	Value (000)
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2017[5]	$5,415	$5,537
Aesop Funding II LLC, Series 2010-5A, Class A, 3.15% 2017[4,5]	20,000	20,463
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[4,5]	19,500	19,432
Ally Auto Receivables Trust, Series 2014-1, Class A3, 0.97% 2018[5]	18,300	18,276
Ally Master Owner Trust, Series 2014-1, Class A1, 0.624% 2019[3,5]	8,015	8,011
Ally Master Owner Trust, Series 2014-1, Class A2, 1.29% 2019[5]	8,700	8,684
Ally Master Owner Trust, Series 2014-5, Class A2, 1.60% 2019[5]	10,860	10,840
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 2020[5]	30,600	30,557
AmeriCredit Automobile Receivables Trust, Series 2012-1, Class C-2, 2.67% 2015[5]	1,400	1,417
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class A-3, 1.15% 2017[5]	3,405	3,385
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-2-A, 0.72% 2018[5]	10,690	10,687
AmeriCredit Automobile Receivables Trust, Series 2012-4, Class C, 1.93% 2018[5]	650	654
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-3, 1.27% 2019[5]	7,220	7,197
Appalachian Consumer Rate Relief Funding LLC, Series 2013-1, Class A-1, 2.01% 2024[5]	6,401	6,403
Appalachian Consumer Rate Relief Funding LLC, Series 2013-1, Class A-2, 3.77% 2031[5]	4,215	4,539
ARI Fleet Lease Trust, Series 2014-A, Class A-2, 0.81% 2022[4,5]	2,260	2,254
BA Credit Card Trust, Series 2014-A1, Class A, 0.534% 2021[3,5]	12,590	12,570
Bank of the West Auto Trust, Series 2014-1, Class A-3, 1.09% 2019[4,5]	4,400	4,401
Capital One Multi-asset Execution Trust, Series 2014-A5, Class A, 1.48% 2020[5]	12,000	12,021
Carlyle Global Market Strategies Commodities Fund, Series 2014-1A, Class A, 2.131% 2021[3,4,5,8]	30,365	30,357
CarMaxAuto Owner Trust, Series 2014-1, Class A-2, 0.47% 2017[5]	5,761	5,760
CarMaxAuto Owner Trust, Series 2014-1, Class A-3, 0.79% 2018[5]	15,625	15,580
CarMaxAuto Owner Trust, Series 2014-3, Class A-3, 1.16% 2019[5]	7,385	7,363
CarMaxAuto Owner Trust, Series 2014-4, Class A-3, 1.25% 2019[5]	12,800	12,775
Chesapeake Funding LLC, Series 2014-1-A, Class A, 0.579% 2026[3,4,5]	16,700	16,704
Chrysler Capital Auto Receivables Trust, Series 2014-A-A, Class A-3, 0.83% 2018[4,5]	5,775	5,763
Chrysler Capital Auto Receivables Trust, Series 2014-A-A, Class A-4, 1.31% 2019[4,5]	3,850	3,839
Citibank Credit Card Issuance Trust, Series 2014-A-2, Class A-2, 1.02% 2019[5]	7,520	7,493
Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6, 2.15% 2019[5]	9,000	9,051
Conseco Finance Home Equity Loan Trust, Series 2002-B, Class M-1, 1.904% 2033[3,5]	808	804
Conseco Finance Securitizations Corp., Series 2002-2, Class A-2, 6.03% 2033[5]	1,709	1,744
CWHEQ Revolving Home Equity Loan Trust, Series 2005-C, Class 2-A, FSA insured, 0.334% 2035[3,5]	6,902	6,315
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.293% 2037[3,5]	8,310	7,692
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, 0.303% 2037[3,5]	12,500	11,346
Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.12% 2021[5]	13,500	13,568
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 0.87% 2019[4,5]	11,352	11,346
Enterprise Fleet Financing LLC, Series 2014-2, Class A2, 1.05% 2020[4,5]	12,280	12,271
Fifth Third Auto Trust, Series 2014-1, Class A3, 0.68% 2018[5]	10,175	10,163
Fifth Third Auto Trust, Series 2014-3, Class A3, 0.96% 2019[5]	6,000	5,980
Flagstar Home Equity Loan Trust, Series 2006-2A, Class A, FSA insured, 0.315% 2019[3,4,5]	6,295	6,123
Ford Credit Auto Lease Trust, Series 2014-B, Class A3, 0.89% 2017[5]	7,265	7,249
Ford Credit Auto Owner Trust, Series 2014-B-A3, 0.90% 2018[5]	12,285	12,274
Ford Credit Auto Owner Trust, Series 2014-1-A, 2.26% 2025[4,5]	7,220	7,267
Ford Credit Auto Owner Trust, Series 2014-2-A, 2.31% 2026[4,5]	19,235	19,330
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029[5]	1,014	1,060
Henderson Receivables LLC, Series 2014-3A, Class A, 3.50% 2077[4,5]	4,994	5,020
Hertz Fleet Lease Funding LP, Series 2014-1-A, 0.554% 2028[3,4,5]	12,215	12,217
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2009-2A, Class A-2, 5.29% 2016[4,5]	8,750	8,799
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[4,5]	11,075	11,071
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2010-1A, Class A-2, 3.74% 2017[4,5]	8,500	8,723
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-2, 1.83% 2019[4,5]	15,000	14,799
Hilton Grand Vacation Trust, Series 2014-AA, Class A, 1.77% 2026[4,5]	3,994	3,956
Home Equity Asset Trust, Series 2004-7, Class M-1, 1.085% 2035[3,5]	6,500	6,319
Honda Auto Receivables Owner Trust, Series 2014-1, Class A-3, 0.67% 2017[5]	26,410	26,353
Honda Auto Receivables Owner Trust, Series 2014-3, Class A-3, 0.88% 2017[5]	11,880	11,843
The Bond Fund of America — Page 32 of 37

Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Honda Auto Receivables Owner Trust, Series 2014-4, Class A-3, 0.99% 2018[5]	$9,180	$9,161
Hyundai Auto Receivables Trust, Series 2014-A, Class A2, 0.46% 2017[5]	3,141	3,141
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A-1, FSA insured, 0.312% 2037[3,5]	6,378	5,697
Lehman ABS Manufactured Housing Contract Trust, Series 2002-A, Class A, 0.605% 2033[3,5]	1,701	1,664
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2040[5]	763	807
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-4, 5.27% 2040[5]	391	421
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-5, 5.873% 2040[5]	1,285	1,396
Mercedes-Benz Auto Receivables Trust, Series 2014-1, Class A3, 0.87% 2018[5]	10,700	10,675
Mississippi Higher Education Assistance Corp., Series 2014-1, Class A1, 0.835% 2035[3,5]	3,717	3,711
Navient Student Loan Trust, Series 2014-AA, Class A-1, 0.641% 2022[3,4,5]	3,406	3,410
New Residential Advance Receivables Trust, Series 2014-T-2, Class A-2, 2.377% 2047[4,5]	10,745	10,760
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-1, 5.73% 2035[5]	1,027	1,080
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-2, 6.51% 2035[5]	823	890
RAMP Trust, Series 2004-RS10, Class A-I-6, 4.55% 2034[5]	1,838	1,869
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA3, Class A, FSA insured, 0.285% 2036[3,5]	907	796
Santander Drive Auto Receivables Trust, Series 2012-2, Class C, 3.20% 2015[5]	835	844
Santander Drive Auto Receivables Trust, Series 2011-4, Class C, 3.82% 2015[5]	751	760
Santander Drive Auto Receivables Trust, Series 2012-6, Class C, 1.94% 2016[5]	1,165	1,173
Santander Drive Auto Receivables Trust, Series 2012-4, Class C, 2.94% 2016[5]	1,335	1,353
Santander Drive Auto Receivables Trust, Series 2013-2, Class C, 1.95% 2017[5]	3,860	3,881
Santander Drive Auto Receivables Trust, Series 2011-1, Class D, 4.01% 2017[5]	1,740	1,769
Santander Drive Auto Receivables Trust, Series 2014-3, Class A3, 0.81% 2018[5]	6,000	5,988
Santander Drive Auto Receivables Trust, Series 2014-4, Class A3, 1.08% 2018[5]	10,620	10,610
Santander Drive Auto Receivables Trust, Series 2014-1, Class B, 1.59% 2018[5]	5,400	5,413
Santander Drive Auto Receivables Trust, Series 2012-3, Class C, 3.01% 2018[5]	615	624
Santander Drive Auto Receivables Trust, Series 2014-5, Class A-3, 1.15% 2019[5]	1,975	1,973
Santander Drive Auto Receivables Trust, Series 2014-5, Class B, 1.76% 2019[5]	2,670	2,665
Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36% 2020[5]	4,465	4,494
Santander Drive Auto Receivables Trust, Series 2013-4, Class C, 3.25% 2020[5]	1,175	1,210
SLM Private Credit Student Loan Trust, Series 2014-A, Class A-1, 0.755% 2022[3,4,5]	3,763	3,771
SLM Student Loan Trust, Series 2003-10, Class A-4, 5.15% 2039[4,5]	£1,160	1,706
South Carolina Student Loan Corp., Series 2014-1, Class A1, 0.918% 2030[3,5]	$3,600	3,606
South Carolina Student Loan Corp., Series 2014-1, Class A2, 1.168% 2033[3,5]	5,500	5,487
South Carolina Student Loan Corp., Series 2014-1, Class B, 1.668% 2035[3,5]	2,650	2,513
SpringCastle America Funding LLC, Series 2014-AA, Class A, 2.70% 2023[4,5]	5,856	5,856
Toyota Auto Receivables Owner Trust, Series 2014-B, Class A3, 0.76% 2018[5]	2,500	2,495
Trade Maps Ltd., 2013-1-A-A, 0.854% 2018[3,4,5]	14,685	14,711
Trade Maps Ltd., 2013-1-A-B, 1.404% 2018[3,4,5]	2,900	2,900
UCFC Manufactured Housing Contract, Series 1996-2, Class A, MBIA insured, 7.135% 2028[5]	2,318	2,421
Utility Debt Securitization Auth., Series 2013-T, 3.435% 2025[5]	6,735	7,046
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-4, 6.57% 2027[5]	2,729	2,842
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-5, 7.12% 2032[5]	3,000	3,250
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A-4, 6.57% 2024[5]	1,538	1,562
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class M-1, 7.82% 2032[5]	869	922
Vega ContainerVessel PLC, Series 2006-1, Class A, XLCA insured, 5.562% 2021[4,5,8]	14,668	14,668
Volkswagen Auto Lease Trust, Series 2014-A, Class A-3, 0.80% 2017[5]	2,910	2,903
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A-3 0.95% 2019[5]	13,500	13,433
World Financial Network Credit Card Master Note Trust, Series 2014-A, Class A, 0.534% 2019[3,5]	8,700	8,706
World Omni Auto Receivables Trust, Series 2014-B, Class A-3, 1.14% 2020[5]	6,935	6,902
		751,580
The Bond Fund of America — Page 33 of 37

Bonds, notes & other debt instruments Municipals 2.04%	Principal amount (000)	Value (000)
State of California, Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-F1, 5.00% 2054	$10,000	$11,273
State of California, Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2011-A-2, 0.32% 2038 (put 2017)[3]	2,400	2,402
State of California, Public Works Board, Lease Rev. Bonds (Dept. of Corrections and Rehabilitation), Series 2014-A, 5.00% 2039	20,000	22,945
State of California, Regents of the University of California, General Rev. Bonds, Series 2014-AN, 4.765% 2044	2,600	2,796
State of California, Regents of the University of California, Limited Project Rev. Bonds, Series 2012-G, 5.00% 2042	16,305	18,407
State of California, Sacramento County Sanitation Districts Fncg. Auth., Rev. Bonds (Sacramento Regional County Sanitation Dist.), Series 2014-A, 5.00% 2044	5,000	5,822
State of California, Various Purpose G.O. Bonds, 4.50% 2043	10,000	10,940
State of California, Various Purpose G.O. Bonds, 5.00% 2024	10,000	12,457
State of California, Various Purpose G.O. Bonds, 5.00% 2043	21,685	24,638
State of California, Various Purpose G.O. Bonds, 5.00% 2043	4,050	4,640
State of California, Various Purpose G.O. Bonds, 7.30% 2039[5]	2,290	3,368
State of California, Various Purpose G.O. Bonds, 7.35% 2039	1,335	1,975
State of California, Various Purpose G.O. Bonds, 7.50% 2034	4,240	6,364
State of California, Various Purpose G.O. Bonds, 7.55% 2039	11,680	18,065
State of California, Various Purpose G.O. Bonds, 7.60% 2040	30,435	48,352
State of California, Various Purpose G.O. Bonds, 7.625% 2040	6,830	10,508
State of Florida, Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.107% 2018	8,000	8,068
State of Florida, Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	40,090	40,794
State of Florida, Miami-Dade County Expressway Auth., Toll System Rev. Ref. Bonds, Series 2014-A, 5.00% 2044	3,000	3,360
State of Georgia, Hospital Auth. of Hall County and City of Gainesville, Rev. Anticipation Certificates (Northeast Georgia Health System, Inc. Project), Series 2014-B, 0.99% 2035 (put 2020)[3]	5,000	5,007
State of Illinois, Board of Trustees of the University of Illinois, University of Illinois Auxiliary Facs. System Rev. Bonds, Series 2014-A, 5.00% 2044	8,500	9,532
State of Illinois, Chicago Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2014, 5.25% 2049	15,000	17,150
State of Illinois, Fin. Auth., Rev. Bonds (University of Chicago), Series 2012-A, 5.00% 2051	5,000	5,461
State of Illinois, G.O. Bonds, Build America Bonds, Series 2010-3, 5.727% 2020	17,000	18,710
State of Illinois, G.O. Bonds, Series 2014, 5.00% 2039	21,150	22,392
State of Illinois, Housing Dev. Auth., Housing Rev. Bonds, Series 2013-A, 2.45% 2043[5]	727	699
State of Illinois, Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Rev. Ref. Bonds, Series 2003-A, FGIC-National insured, 6.00% 2033	12,120	16,614
State of Kentucky, Housing Corp., Housing Rev. Bonds, Series 2013-D, 3.50% 2033	1,835	1,954
State of Maryland, Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 2044	4,245	4,441
State of Maryland, Montgomery County Housing Opportunities Commission, Single-family Housing Rev. Bonds, Series 2013-A, 4.00% 2031	875	945
State of Massachusetts, Housing Fin. Agcy., Single-family Housing Rev. Bonds, Series 167, 4.00% 2043	690	749
State of Minnesota, Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program), Series 2012-B, 2.25% 2042[5]	6,680	6,355
State of Minnesota, Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2013-A, AMT, 3.00% 2031	1,895	1,932
State of Minnesota, Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	5,000	5,431
State of Nebraska, Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-A, 3.00% 2043	1,545	1,616
State of Nebraska, Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-C, 4.50% 2043	1,580	1,671
State of Nebraska, Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-E, 3.00% 2043	425	440
State of Nebraska, Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-E, 3.00% 2043	530	554
State of New Jersey, Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	10,500	10,266
State of New York, Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2014-C, 5.00% 2044	10,000	11,455
The Bond Fund of America — Page 34 of 37

Bonds, notes & other debt instruments Municipals (continued)	Principal amount (000)	Value (000)
State of New York, Liberty Dev. Corp., Liberty Rev. Ref. Bonds (4 World Trade Center Project), Series 2011, 5.00% 2044	$4,660	$5,181
State of New York, Metropolitan Transportation Auth., Dedicated Tax Fund Bonds (Build America Bonds), Series 2009-C, 7.336% 2039	5,500	8,426
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-A-1, 5.00% 2044	15,690	17,643
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-B, 5.00% 2044	10,000	11,296
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2012 Series CC, 5.00% 2045	10,000	11,244
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2014 Series BB, 5.00% 2046	26,100	29,525
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2014-A1, 5.00% 2038	14,500	16,840
State of North Dakota, Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2012-A, 3.75% 2042	1,990	2,146
State of Puerto Rico, Electric Power Auth., Power Rev. Ref. Bonds, Series UU, Assured Guaranty Municipal insured, 0.678% 2029[3]	5,500	4,171
State of Puerto Rico, Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D, Assured Guaranty Municipal insured, 5.00% 2032	2,300	2,300
State of Puerto Rico, Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, Assured Guaranty insured, 5.25% 2034	935	961
State of Puerto Rico, Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, Assured Guaranty insured 5.25% 2036	2,100	2,149
State of Puerto Rico, Public Improvement Ref. Bonds (G.O. Bonds), Series 2014-A, 8.00% 2035	10,000	8,720
State of South Carolina, Housing Fin. Auth., Mortgage Rev. Ref. Bonds, AMT, 4.0% 2041	3,195	3,477
State of South Carolina, Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-A, 5.00% 2049	4,300	4,812
State of South Dakota, Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-E, AMT, 4.00% 2044	820	866
State of South Dakota, Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-F, 4.00% 2034	1,300	1,361
State of Tennessee, Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	1,010	1,070
State of Texas, Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Bonds, Series 2013-B, 5.00% 2053	10,000	10,999
State of Texas, Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Bonds, Series 2013-B, 5.25% 2051	10,000	11,345
State of Texas, SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2023	6,000	7,178
State of Washington, Energy Northwest, Columbia Generating Station Electric Rev. Bonds, Series 2012-E, 2.197% 2019	8,000	7,968
		570,226
Total bonds, notes & other debt instruments (cost: $26,248,949,000)		26,891,393
Convertible stocks 0.04% Industrials 0.04%	Shares
CEVA Group PLC, Series A-1, 3.253% convertible preferred[8]	9,732	9,732
CEVA Group PLC, Series A-2, 2.253% convertible preferred[8,12]	2,576	1,996
Total convertible stocks (cost: $13,570,000)		11,728
Preferred securities 0.02% U.S. government agency securities 0.02%
CoBank, ACB, Class E, noncumulative[4]	6,250	4,270
Total preferred securities (cost: $5,820,000)		4,270
The Bond Fund of America — Page 35 of 37

Common stocks 0.06% Industrials 0.03%	Shares	Value (000)
CEVA Group PLC[4,8,13]	12,179	$9,438
Atrium Corp.[4,8,13]	985	1
		9,439
Health care 0.02%
Rotech Healthcare Inc.[8,13]	342,069	5,771
Materials 0.01%
NewPage Holdings Inc.[12]	30,840	2,698
Energy 0.00%
General Maritime Corp.[4,8,13]	1,716	60
Consumer discretionary 0.00%
Revel AC, Inc.[8,12,13]	222,053	—
Total common stocks (cost: $70,281,000)		17,968
Rights & warrants 0.00% Energy 0.00%
General Maritime Corp., warrants, expire 2017[4,8,13]	2,654	11
Total rights & warrants (cost: $672,000)		11
Short-term securities 12.33%	Principal amount (000)
Abbott Laboratories 0.10% due 1/20/2015[4]	$61,800	61,798
Army and Air Force Exchange Service 0.13% due 2/11/2015[4]	15,000	14,998
Chariot Funding, LLC 0.22%–0.27% due 4/23/2015–8/17/2015[4]	66,200	66,125
Chevron Corp. 0.08%–0.14% due 1/13/2015–4/10/2015[4]	145,200	145,169
Ciesco LLC 0.17% due 3/3/2015	25,000	24,992
Coca-Cola Co. 0.14%–0.19% due 1/12/2015–5/12/2015[4]	117,300	117,266
Fannie Mae 0.07%–0.14% due 2/17/2015–7/1/2015	361,800	361,638
Federal Farm Credit Banks 0.11%–0.13% due 2/6/2015–8/5/2015	183,200	183,151
Federal Home Loan Bank 0.07%–0.16% due 2/6/2015–9/9/2015	1,032,700	1,032,325
Freddie Mac 0.09%–0.17% due 1/8/2015–8/18/2015	1,047,762	1,047,367
General Electric Capital Corp. 0.19%–0.20% due 4/2/2015–5/5/2015	125,000	124,946
Google Inc. 0.11% due 3/4/2015[4]	11,400	11,398
Jupiter Securitization Co., LLC 0.21% due 5/5/2015[4]	25,000	24,980
Microsoft Corp. 0.09% due 2/9/2015[4]	50,000	49,995
National Rural Utilities Cooperative Finance Corp. 0.12% due 1/8/2015	25,000	24,999
Paccar Financial Corp. 0.09% due 1/6/2015	26,500	26,499
Procter & Gamble Co. 0.12%–0.15% due 1/7/2015–3/3/2015[4]	90,300	90,288
Wells Fargo Bank, N.A. 0.00% due 6/3/2015	40,000	39,997
Total short-term securities (cost: $3,447,672,000)		3,447,931
Total investment securities 108.60% (cost: $29,786,964,000)		30,373,301
Other assets less liabilities (8.60)%		(2,404,889)
Net assets 100.00%		$27,968,412

The Bond Fund of America — Page 36 of 37

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $30,142,000, which represented .10% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Coupon rate may change periodically.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,373,234,000, which represented 12.06% of the net assets of the fund.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $61,692,000, which represented .22% of the net assets of the fund.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[8]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, was $85,124,000, which represented .30% of the net assets of the fund.
[9]	Scheduled interest and/or principal payment was not received.
[10]	A portion or all of the security purchased on a TBA basis.
[11]	Step bond; coupon rate will increase at a later date.
[12]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[13]	Security did not produce income during the last 12 months.

Private placement securities	Acquisition dates	Cost (000)	Value (000)	Percent of net assets
NewPage Holdings Inc.	6/24/2011-9/9/2011	$5,092	$2,698.01%
CEVA Group PLC, Series A-2, 2.234% convertible preferred	3/10/2010-1/23/2012	3,703	1,996.01
Revel AC, Inc.	2/14/2011-10/25/2012	23,124	—	—
Total private placement securities		31,919	4,694	0.02

Key to abbreviations and symbols
TBA = To be announced	£ = British pounds	PLN = Polish zloty
A$ = Australian dollars	IDR = Indonesian rupiah	RUB = Russian rubles
BRL = Brazilian reais	INR = Indian rupees	TRY = Turkish lira
COP = Colombian pesos	MXN = Mexican pesos	UYU = Uruguayan pesos
€ = Euros	PHP = Philippine pesos	ZAR = South African rand
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-008-0215O-S42204	The Bond Fund of America — Page 37 of 37

Summary investment portfolio December 31, 2014

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	37.69%
AAA/Aaa	23.27
AA/Aa	6.46
A/A	12.83
BBB/Baa	13.31
Below investment grade	2.30
Unrated	0.27
Other	0.14
Short-term securities & other assets less liabilities	3.73
*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.
†	These securities are guaranteed by the full faith and credit of the United States government.

Bonds, notes & other debt instruments 96.15%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 34.47%
U.S. Treasury 27.98%
U.S. Treasury 0.75% 2017	$107,671	$107,267
U.S. Treasury 0.875% 2017	210,200	210,480
U.S. Treasury 1.25% 2018	540,350	536,886
U.S. Treasury 1.25% 2018	245,500	243,715
U.S. Treasury 1.375% 2018	106,750	106,859
U.S. Treasury 1.50% 2019	746,076	744,382
U.S. Treasury 1.50% 2019	421,040	418,324
U.S. Treasury 1.50% 2019	343,559	341,371
U.S. Treasury 1.50% 2019	104,025	104,082
U.S. Treasury 1.625% 2019	764,450	765,704
U.S. Treasury 1.625% 2019	287,750	287,433
U.S. Treasury 1.625% 2019	267,725	268,437
U.S. Treasury 1.625% 2019	205,295	205,511
U.S. Treasury 1.75% 2019	386,188	388,389
U.S. Treasury 2.00% 2021	152,000	152,439
U.S. Treasury 2.125% 2021	119,000	120,211
U.S. Treasury 2.25% 2021	309,300	315,789
U.S. Treasury 2.25% 2021	90,550	92,326
U.S. Treasury 2.25% 2024	154,426	155,536
U.S. Treasury 2.375% 2024	225,000	229,113
U.S. Treasury 6.875% 2025	77,500	112,012
U.S. Treasury 4.50% 2036	84,207	112,469
U.S. Treasury 2.875% 2043	131,220	134,285
U.S. Treasury 3.625% 2043	114,200	134,363
U.S. Treasury 3.75% 2043	90,000	108,232
U.S. Treasury 3.00% 2044	128,589	135,129
U.S. Treasury 3.625% 2044	120,250	141,585
U.S. Treasury 0.25%–8.75% 2015–2044[1]	1,119,197	1,151,942
		7,824,271

12	The Bond Fund of America

	Principal amount (000)	Value (000)
U.S. Treasury inflation-protected securities 6.49%
U.S. Treasury Inflation-Protected Security 0.50% 2015[2]	$164,936	$162,794
U.S. Treasury Inflation-Protected Security 1.625% 2015[2]	112,685	112,481
U.S. Treasury Inflation-Protected Security 0.125% 2019[2]	168,980	167,465
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	208,106	201,369
U.S. Treasury Inflation-Protected Security 0.625% 2024[2]	256,730	259,051
U.S. Treasury Inflation-Protected Security 1.375% 2044[2]	373,313	426,681
U.S. Treasury Inflation-Protected Security 0.13%–2.80% 2015–2043[2]	485,881	486,610
		1,816,451

Total U.S. Treasury bonds & notes		9,640,722

Corporate bonds & notes 27.25%

Financials 7.75%
Other securities		2,167,735

Energy 3.40%
Other securities		950,426

Health care 3.40%
Other securities		949,737

Utilities 2.98%
Other securities		833,347

Consumer discretionary 2.80%
Other securities		783,444

Consumer staples 2.52%
Other securities		704,152

Industrials 1.73%
Other securities		483,707

Telecommunication services 1.45%
Other securities		405,708

Materials 0.78%
Other securities		219,545

Information technology 0.44%
Other securities		124,297

Total corporate bonds & notes		7,622,098

Mortgage-backed obligations 22.46%
Federal agency mortgage-backed obligations 17.16%
Fannie Mae 3.50% 2045[3,4]	822,956	857,523
Fannie Mae 3.50% 2045[3,4]	136,300	141,652
Fannie Mae 4.00% 2045[3,4]	377,840	402,117
Fannie Mae 4.50% 2045[3,4]	552,547	598,703
Fannie Mae 4.50% 2045[3,4]	522,039	566,625
Fannie Mae 0%–11.03% 2017–2047[3,4,5]	858,679	915,343
Freddie Mac 0%–7.50% 2019–2047[3,4,5]	390,356	425,802
Government National Mortgage Assn. 4.00% 2044[3]	374,226	402,100
Government National Mortgage Assn. 4.00% 2044[3]	188,387	202,337
Government National Mortgage Assn. 4.00% 2044[3]	114,019	122,356
Government National Mortgage Assn. 2.50%–10.00% 2021–2044[3]	144,872	157,234
Other securities		5,813
		4,797,605

The Bond Fund of America	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Other 5.30%
Other securities		$1,484,103

Total mortgage-backed obligations		6,281,708

Federal agency bonds & notes 3.22%
Fannie Mae 0.48%–7.13% 2015–2030[3,5]	$246,619	254,308
Federal Home Loan Bank 2.13%–5.50% 2016–2036	64,145	67,641
Freddie Mac 0.50%–4.88% 2016–2024[3,5]	279,354	284,245
Other securities		295,599
		901,793
Other 8.75%
Other securities		2,445,072

Total bonds, notes & other debt instruments (cost: $26,248,949,000)		26,891,393

Convertible stocks 0.04%	Shares
Industrials 0.04%
Other securities		11,728

Total convertible stocks (cost: $13,570,000)		11,728

Preferred securities 0.02%
U.S. government agency securities 0.02%
Other securities		4,270

Total preferred securities (cost: $5,820,000)		4,270

Common stocks 0.06%
Other 0.06%
Other securities		17,968

Total common stocks (cost: $70,281,000)		17,968

Rights & warrants 0.00%

Energy 0.00%
Other securities		11

Total rights & warrants (cost: $672,000)		11

Short-term securities 12.33%	Principal amount (000)
Chariot Funding, LLC 0.22%–0.27% due 4/23/2015–8/17/2015[6]	$66,200	66,125
Chevron Corp. 0.08%–0.14% due 1/13/2015–4/10/2015[6]	145,200	145,169
Coca-Cola Co. 0.14%–0.19% due 1/12/2015–5/12/2015[6]	117,300	117,266
Fannie Mae 0.07%–0.14% due 2/17/2015–7/1/2015	361,800	361,638
Federal Farm Credit Banks 0.11%–0.13% due 2/6/2015–8/5/2015	183,200	183,151
Federal Home Loan Bank 0.07%–0.16% due 2/6/2015–9/9/2015	1,032,700	1,032,325
Freddie Mac 0.09%–0.16% due 1/8/2015–8/18/2015	1,047,762	1,047,367
General Electric Capital Corp. 0.19%–0.20% due 4/2/2015–5/5/2015	125,000	124,946

14	The Bond Fund of America

	Principal amount (000)	Value (000)
Jupiter Securitization Co., LLC 0.21% due 5/5/2015[6]	$25,000	$24,980
Procter & Gamble Co. 0.12%–0.15% due 1/7/2015–3/3/2015[6]	90,300	90,288
Other securities		254,676

Total short-term securities (cost: $3,447,672,000)		3,447,931
Total investment securities 108.60% (cost: $29,786,964,000)		30,373,301
Other assets less liabilities (8.60)%		(2,404,889)

Net assets 100.00%		$27,968,412

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $85,124,000, which represented .30% of the net assets of the fund. Some of these securities (with an aggregate value of $4,694,000, an aggregate cost of $31,919,000, and which represented .02% of the net assets of the fund) were acquired from 3/10/2010 to 10/25/2012 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale. “Other securities” also includes loan participations and assignments which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $61,692,000, which represented ..22% of the net assets of the fund.

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $327,954,000 over the prior 12-month period.

			Contract amount		Unrealized appreciation (depreciation)
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 12/31/2014 (000)
Sales:
Australian dollars	1/12/2015	Bank of America, N.A.	$8,263	A$ 10,000	$106
Brazilian reais	1/9/2015	Barclays Bank PLC	$2,439	BRL5,975	196
Brazilian reais	1/12/2015	Citibank	$7,205	BRL18,970	91
Brazilian reais	1/16/2015	Citibank	$6,790	BRL17,675	169
Brazilian reais	1/16/2015	UBS AG	$3,500	BRL9,438	(35)
British pounds	1/8/2015	UBS AG	$5,275	£3,365	31
British pounds	1/22/2015	Bank of New York Mellon	$1,879	£1,200	9
British pounds	1/29/2015	Bank of America, N.A.	$6,140	£3,900	63
Colombian pesos	1/8/2015	Citibank	$12,879	COP27,951,025	1,120
Colombian pesos	1/23/2015	UBS AG	$986	COP2,400,000	(24)
Colombian pesos	1/27/2015	Barclays Bank PLC	$6,789	COP16,357,000	(89)
Euros	1/8/2015	JPMorgan Chase	$83,479	€67,700	1,551
Euros	1/12/2015	UBS AG	$27,459	€22,280	495
Euros	1/14/2015	JPMorgan Chase	$10,867	€8,700	337
Euros	1/16/2015	Bank of America, N.A.	$2,786	€2,250	63
Euros	1/16/2015	Bank of America, N.A.	$98	€80	2
Euros	1/22/2015	Bank of New York Mellon	$15,656	€12,750	224
Euros	1/22/2015	Barclays Bank PLC	$9,462	€7,700	143
Euros	1/29/2015	UBS AG	$8,165	€6,700	55
Euros	1/29/2015	UBS AG	$8,583	€7,050	49
Euros	2/6/2015	JPMorgan Chase	$6,069	€4,834	218
Mexican pesos	1/14/2015	Barclays Bank PLC	$11,593	MXN157,995	893
Mexican pesos	2/23/2015	HSBC Bank	$20,393	MXN279,600	1,505
Russian rubles	1/16/2015	JPMorgan Chase	$11,986	RUB652,400	1,348
Russian rubles	1/16/2015	Citibank	$1,500	RUB81,675	168
Turkish lira	1/22/2015	Citibank	$950	TRY2,275	(19)
					$8,669

The Bond Fund of America	15

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $3,097,778,000 over the prior 12-month period.

Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized (depreciation) appreciation at 12/31/2014 (000)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.796%	9/24/2016	$180,000	$(88)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.7875	9/29/2016	225,550	(58)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.644	10/27/2016	80,000	234
Pay	LCH.Clearnet	3-month USD-LIBOR	0.6365	10/29/2016	102,000	322
Pay	LCH.Clearnet	3-month USD-LIBOR	0.6425	10/30/2016	107,000	324
Pay	LCH.Clearnet	3-month USD-LIBOR	0.896	12/31/2016	900,000	(216)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.8935	1/2/2017	16,000	—
Pay	LCH.Clearnet	3-month USD-LIBOR	1.1625	9/2/2017	185,000	43
Pay	LCH.Clearnet	3-month USD-LIBOR	1.1375	11/6/2017	430,000	1,183
Pay	LCH.Clearnet	3-month USD-LIBOR	1.139	11/6/2017	344,700	934
Pay	LCH.Clearnet	3-month USD-LIBOR	1.0925	12/2/2017	16,000	78
Pay	LCH.Clearnet	3-month USD-LIBOR	1.2125	12/16/2017	300,000	549
Pay	LCH.Clearnet	3-month USD-LIBOR	1.322	1/14/2018	60,000	(32)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.39925	12/30/2018	229,000	582
Receive	LCH.Clearnet	3-month USD-LIBOR	2.33	12/31/2018	220,600	267
Receive	LCH.Clearnet	3-month USD-LIBOR	1.789	6/20/2019	202,700	1,103
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7945	6/20/2019	126,700	720
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7905	6/20/2019	50,600	278
Receive	LCH.Clearnet	3-month USD-LIBOR	1.8065	7/29/2019	210,000	1,142
Receive	LCH.Clearnet	3-month USD-LIBOR	1.821	7/31/2019	96,000	588
Receive	LCH.Clearnet	3-month USD-LIBOR	1.799	8/8/2019	100,000	487
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7725	8/11/2019	128,000	458
Receive	LCH.Clearnet	3-month USD-LIBOR	1.773	8/11/2019	124,000	446
Receive	LCH.Clearnet	3-month USD-LIBOR	1.956	9/24/2019	40,000	442
Receive	LCH.Clearnet	3-month USD-LIBOR	1.9225	9/25/2019	120,000	1,140
Receive	LCH.Clearnet	3-month USD-LIBOR	1.925	9/29/2019	160,000	1,492
Receive	LCH.Clearnet	3-month USD-LIBOR	1.619	10/24/2019	100,000	(514)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.664	10/27/2019	100,000	(313)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.669	10/28/2019	240,000	(694)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.649	10/29/2019	120,000	(456)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.675	10/30/2019	38,000	(98)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7725	11/14/2019	256,047	397
Receive	LCH.Clearnet	3-month USD-LIBOR	1.77	11/14/2019	238,953	342
Pay	LCH.Clearnet	3-month USD-LIBOR	1.8215	12/10/2019	11,000	(37)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.66	12/19/2019	22,000	(102)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.785	1/2/2020	80,000	78
Pay	LCH.Clearnet	3-month USD-LIBOR	2.279	3/14/2021	20,000	(398)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.1892	8/13/2021	50,000	(610)
Pay	LCH.Clearnet	6-month EURIBOR	0.544	12/31/2021	30,000	(47)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.95	1/21/2024	30,000	(1,842)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.942	1/24/2024	15,000	(912)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.82125	4/11/2024	97,000	(4,892)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.736	4/17/2024	20,000	(862)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.633	5/23/2024	9,330	(317)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.7455	6/19/2024	45,000	(1,963)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.661	6/27/2024	12,000	(434)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.608	7/24/2024	200,000	(6,276)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.683	8/4/2024	54,000	(2,043)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.4915	8/19/2024	5,000	(104)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.5315	9/8/2024	8,600	(207)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.645	9/29/2024	51,125	(1,736)
Pay	LCH.Clearnet	6-month EURIBOR	0.9852	10/17/2024	20,000	(455)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.415	10/27/2024	40,000	(527)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.421	10/30/2024	95,000	(1,320)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.526	11/10/2024	49,350	(1,135)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.2325	12/19/2024	10,000	42
Pay	LCH.Clearnet	3-month USD-LIBOR	3.008	12/30/2024	103,500	(653)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.9125	12/31/2024	99,000	(224)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.86625	1/6/2025	122,000	—

16	The Bond Fund of America

Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized (depreciation) appreciation at 12/31/2014 (000)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.864%	1/6/2025	$15,500	$—
Pay	LCH.Clearnet	6-month EURIBOR	1.4385	11/6/2029	17,100	(905)
Receive	LCH.Clearnet	3-month USD-LIBOR	3.4275	4/11/2034	72,000	9,302
Receive	LCH.Clearnet	3-month USD-LIBOR	3.76	1/21/2044	15,000	3,366
Pay	LCH.Clearnet	3-month USD-LIBOR	3.635	3/24/2044	17,000	(3,378)
Receive	LCH.Clearnet	3-month USD-LIBOR	3.5475	4/11/2044	3,500	632
Receive	LCH.Clearnet	3-month USD-LIBOR	3.51	4/23/2044	15,000	2,590
Pay	LCH.Clearnet	3-month USD-LIBOR	3.3535	6/27/2044	14,000	(1,957)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.34	6/27/2044	70,000	(9,584)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.206	7/31/2044	24,000	(2,614)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.238	8/8/2044	25,000	(2,884)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.2635	9/24/2044	12,000	(1,452)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.014	10/29/2044	18,000	(1,223)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.035	10/30/2044	3,000	(218)
Pay	LCH.Clearnet	6-month EURIBOR	1.6397	10/31/2044	21,400	(1,216)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.9255	11/28/2044	50,000	2,444
Pay	LCH.Clearnet	3-month USD-LIBOR	2.9005	12/2/2044	5,000	(217)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.9715	12/4/2044	47,200	2,765
Receive	LCH.Clearnet	3-month USD-LIBOR	2.933	12/8/2044	35,000	1,761
Pay	LCH.Clearnet	3-month USD-LIBOR	2.7045	1/2/2045	33,000	(33)
						$(18,715)

Credit default swaps

The fund has entered into a credit default swap as shown in the following table. The average notional amount of credit default swaps was $49,800,000 over the prior five-month period.

Centrally cleared credit default swaps on credit indices — buy protection

Referenced index	Clearinghouse	Pay fixed rate	Expiration date	Notional amount (000)	Unrealized depreciation at 12/31/2014 (000)
CDX North American High Yield Index Series 23	Intercontinental Exchange, Inc.	5.00%	12/20/2019	$50,000	$(177)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $30,142,000, which represented .10% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	A portion or all of the security purchased on a TBA basis.
[5]	Coupon rate may change periodically.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $3,373,234,000, which represented 12.06% of the net assets of the fund.

Key to abbreviations and symbols

TBA = To be announced
A$ = Australian dollars
BRL = Brazilian reais
COP = Colombian pesos
€ = Euros
£ = British pounds
MXN = Mexican pesos
RUB = Russian rubles
TRY = Turkish lira

See Notes to Financial Statements

The Bond Fund of America	17

Financial statements

Statement of assets and liabilities
at December 31, 2014	(dollars in thousands)

Assets:
Investment securities, at value (cost: $29,786,964)		$30,373,301
Cash denominated in currencies other than U.S. dollars (cost: $1,907)		1,910
Unrealized appreciation on open forward currency contracts		8,836
Receivables for:
Sales of investments	$2,807,687
Sales of fund’s shares	74,451
Closed forward currency contracts	1,137
Variation margin	1,343
Dividends and interest	163,456	3,048,074
		33,432,121
Liabilities:
Unrealized depreciation on open forward currency contracts		167
Payables for:
Purchases of investments	5,403,284
Repurchases of fund’s shares	37,033
Dividends on fund’s shares	2,065
Closed forward currency contracts	199
Investment advisory services	4,421
Services provided by related parties	11,436
Trustees’ deferred compensation	762
Bank overdraft	3,355
Other	987	5,463,542
Net assets at December 31, 2014		$27,968,412

Net assets consist of:
Capital paid in on shares of beneficial interest		$29,200,223
Undistributed net investment income		9,730
Accumulated net realized loss		(1,816,780)
Net unrealized appreciation		575,239
Net assets at December 31, 2014		$27,968,412

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (2,183,603 total shares outstanding)

		Shares	Net asset
	Net assets	outstanding	value per share
Class A	$18,691,082	1,459,286	$12.81
Class B	165,960	12,957	12.81
Class C	1,501,950	117,263	12.81
Class F-1	653,196	50,997	12.81
Class F-2	1,302,595	101,698	12.81
Class 529-A	939,328	73,337	12.81
Class 529-B	14,890	1,162	12.81
Class 529-C	371,272	28,987	12.81
Class 529-E	50,607	3,951	12.81
Class 529-F-1	66,283	5,175	12.81
Class R-1	55,467	4,331	12.81
Class R-2	606,449	47,348	12.81
Class R-2E	162	13	12.81
Class R-3	730,564	57,038	12.81
Class R-4	479,608	37,445	12.81
Class R-5	207,414	16,194	12.81
Class R-6	2,131,585	166,421	12.81

See Notes to Financial Statements

18	The Bond Fund of America

Statement of operations
for the year ended December 31, 2014	(dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $332)	$742,549
Dividends	381	$742,930
Fees and expenses*:
Investment advisory services	53,390
Distribution services	82,293
Transfer agent services	40,093
Administrative services	6,054
Reports to shareholders	1,612
Registration statement and prospectus	549
Trustees’ compensation	277
Auditing and legal	203
Custodian	279
Other	1,870	186,620
Net investment income		556,310

Net realized gain and unrealized appreciation on investments, forward currency contracts, interest rate swaps, credit default swaps and currency:
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $149)	554,932
Forward currency contracts	28,262
Interest rate swaps	(24,764)
Credit default swaps	(1,217)
Currency transactions	(1,257)	555,956
Net unrealized (depreciation) appreciation on:
Investments (net of non-U.S. taxes of $20,178)	336,517
Forward currency contracts	11,593
Interest rate swaps	(18,787)
Credit default swaps	(177)
Currency translations	(752)	328,394
Net realized gain and unrealized appreciation on investments, forward currency contracts, interest rate swaps, credit default swaps and currency		884,350

Net increase in net assets resulting from operations		$1,440,660

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

The Bond Fund of America	19

Statements of changes in net assets
	(dollars in thousands)

	Year ended December 31
	2014	2013

Operations:
Net investment income	$556,310	$615,380
Net realized gain on investments, forward currency contracts, interest rate swaps, credit default swaps and currency transactions	555,956	5,182
Net unrealized (depreciation) appreciation on investments, forward currency contracts, interest rate swaps, credit default swaps and currency translations	328,394	(1,291,536)
Net increase (decrease) in net assets resulting from operations	1,440,660	(670,974)

Dividends paid or accrued to shareholders from net investment income	(565,791)	(680,633)

Net capital share transactions	81,839	(5,620,774)

Total increase (decrease) in net assets	956,708	(6,972,381)

Net assets:
Beginning of year	27,011,704	33,984,085
End of year (including undistributed net investment income: $9,730 and $5,218, respectively)	$27,968,412	$27,011,704

See Notes to Financial Statements

20	The Bond Fund of America

Notes to financial statements

1. Organization

The Bond Fund of America (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified investment company. The fund seeks as high a level of current income as is consistent with the preservation of capital.

The fund has 17 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and seven retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5 and R-6	None	None	None

*Class B and 529-B shares of the fund are not available for purchase.

On August 29, 2014, the fund made an additional retirement plan share class (Class R-2E) available for sale pursuant to an amendment to its registration statement filed with the U.S. Securities and Exchange Commission. Refer to the fund’s prospectus for more details.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

The Bond Fund of America	21

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask

22	The Bond Fund of America

prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. Credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of December 31, 2014 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$9,640,722	$—	$9,640,722
Corporate bonds & notes	—	7,609,008	13,090	7,622,098
Mortgage-backed obligations	—	6,281,708	—	6,281,708
Federal agency bonds & notes	—	901,793	—	901,793
Other	—	2,430,404	14,668	2,445,072
Convertible stocks	—	11,728	—	11,728
Preferred securities	—	4,270	—	4,270
Common stocks	—	12,136	5,832	17,968
Rights & warrants	—	—	11	11
Short-term securities	—	3,447,931	—	3,447,931
Total	$—	$30,339,700	$33,601	$30,373,301

The Bond Fund of America	23

	Other investments*
	Level 1	Level 2	Level 3	Total
Asset:
Unrealized appreciation on forward currency contracts	$—	$8,836	$—	$8,836
Unrealized appreciation on interest rate swaps	—	36,531	—	36,531
Liability:
Unrealized depreciation on forward currency contracts	—	(167)	—	(167)
Unrealized depreciation on interest rate swaps	—	(55,246)	—	(55,246)
Unrealized depreciation on credit default swaps	—	(177)	—	(177)
Total	$—	$(10,223)	$—	$(10,223)

*Forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

24	The Bond Fund of America

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in future delivery contracts — The fund may enter into contracts, such as to be announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund's market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts, by for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in interest rate swaps — The use of interest rate swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to the fund. Interest rate swaps also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder's portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

The Bond Fund of America	25

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a “variation margin” based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations.

Credit default swap indices — The fund has entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The fund's investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. When the fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract. Securities deposited as initial margin are designated on the investment portfolio.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a “variation margin” based on the increase or decrease in the value of the centrally cleared swaps, and records variation margin in the statement of assets and liabilities. The fund records realized gains and

26	The Bond Fund of America

losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in the fund’s statement of operations.

The following tables present the financial statement impacts resulting from the fund’s use of forward currency contracts, interest rate swaps and credit default swaps as of December 31, 2014 (dollars in thousands):

	Assets		Liabilities
	Location on statement of		Location on statement of
Contract	assets and liabilities	Value	assets and liabilities	Value
Forward currency	Unrealized appreciation on open forward currency contracts	$8,836	Unrealized depreciation on open forward currency contracts	$167
Forward currency	Receivables for closed forward currency contracts	1,137	Payables for closed forward currency contracts	199
Interest rate swaps	Variation margin	1,425	Variation margin	—
Credit default swaps	Variation margin	—	Variation margin	82
		$11,398		$448

	Location on statement of		Location on statement of
Contract	operations	Value	operations	Value
Forward currency	Net realized gain on forward currency contracts	$28,262	Net unrealized appreciation on forward currency contracts	$11,593
Interest rate swaps	Net realized loss on interest rate swaps	(24,764)	Net unrealized depreciation on interest rate swaps	(18,787)
Credit default swaps	Net realized loss on credit default swaps	(1,217)	Net unrealized depreciation on credit default swaps	(177)
		$2,281		$(7,371)

Collateral — The fund participates in a collateral program due to its use of forward currency contracts, interest rate swaps and credit default swaps. For forward currency contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For interest rate swaps and credit default swaps, the program calls for the fund to pledge collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where amounts payable by each party to the other in the same currency, with the same settlement date and with the same counterparty are settled net of each party’s payment obligation. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to netting arrangements in the statement of assets and liabilities.

The following table presents the fund’s forward currency contracts by counterparty, including those that are subject to potential offset on the statement of assets and liabilities as of December 31, 2014 (dollars in thousands):

		Gross amounts not offset in the
	Gross amounts recognized in the	statement of assets and liabilities and subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
Bank of America, N.A.	$233	$—	$—	$—	$233
Bank of New York Mellon	233	—	—	—	233
Barclays Bank PLC	1,522	(89)	—	—	1,433
Citibank	2,225	(19)	—	—	2,206
HSBC Bank	1,505	—	—	—	1,505
JPMorgan Chase	3,624	—	—	—	3,624
UBS AG	631	(59)	—	—	572
Total	$9,973	$(167)	$—	$—	$9,806

The Bond Fund of America	27

		Gross amounts not offset in the
	Gross amounts recognized in the	statement of assets and liabilities and subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Liabilities:
Barclays Bank PLC	$89	$(89)	$—	$—	$—
Citibank	19	(19)	—	—	—
JPMorgan Chase	199	—	—	—	199
UBS AG	59	(59)	—	—	—
Total	$366	$(167)	$—	$—	$199

*Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended December 31, 2014, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2011, by state tax authorities for tax years before 2010 and by tax authorities outside the U.S. for tax years before 2009.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; amortization of premiums and discounts; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended December 31, 2014, the fund reclassified $5,000 from undistributed net investment income to capital paid in on shares of beneficial interest and $13,998,000 from accumulated net realized loss to undistributed net investment income to align financial reporting with tax reporting.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

28	The Bond Fund of America

As of December 31, 2014, the tax-basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Undistributed ordinary income	$22,320
Capital loss carryforward expiring 2017*	(1,784,837)
Gross unrealized appreciation on investment securities	754,965
Gross unrealized depreciation on investment securities	(204,583)
Net unrealized appreciation on investment securities	550,382
Cost of investment securities	29,822,919

*	Reflects the utilization of capital loss carryforward of $447,635,000. The capital loss carryforward will be used to offset any capital gains realized by the fund in future years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

	Year ended December 31
Share class	2014		2013
Class A	$399,783		$499,382
Class B	2,929		5,259
Class C	21,248		30,981
Class F-1	18,072		28,234
Class F-2	18,212		11,145
Class 529-A	19,406		23,025
Class 529-B	243		439
Class 529-C	4,883		6,374
Class 529-E	935		1,141
Class 529-F-1	1,439		1,662
Class R-1	806		1,050
Class R-2	8,512		11,420
Class R-2E*	—	†
Class R-3	13,502		17,155
Class R-4	10,391		12,573
Class R-5	5,287		7,761
Class R-6	40,143		23,032
Total	$565,791		$680,633

*Class R-2E shares were offered beginning August 29, 2014.

†Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.110% on such assets in excess of $36 billion. The agreement also provides for monthly fees, accrued daily, of 2.25% on the first $8,333,333 of the fund’s monthly gross income and decreasing to 1.75% on such income in excess of $41,666,667. For the year ended December 31, 2014, the investment advisory services fee was $53,390,000, which was equivalent to an annualized rate of 0.196% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service

The Bond Fund of America	29

fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of December 31, 2014, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. During the period January 1, 2014, to March 31, 2014, the quarterly fee was based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. Effective April 1, 2014, the quarterly fee was amended to provide for reduced annual rates of 0.07%, 0.06% and 0.05% over $30 billion, $50 billion and $70 billion, respectively, of the net assets invested in Class 529 shares of the American Funds. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

30	The Bond Fund of America

For the year ended December 31, 2014, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services		Transfer agent services		Administrative services		529 plan services
Class A	$46,090		$29,416		$1,869		Not applicable
Class B	2,065		331		Not applicable		Not applicable
Class C	15,642		2,427		785		Not applicable
Class F-1	2,084		947		418		Not applicable
Class F-2	Not applicable		708		385		Not applicable
Class 529-A	2,175		1,231		473		$863
Class 529-B	188		29		9		17
Class 529-C	3,755		520		190		347
Class 529-E	254		41		26		46
Class 529-F-1	—		82		32		58
Class R-1	571		67		29		Not applicable
Class R-2	4,602		2,406		310		Not applicable
Class R-2E*	—	†	—	†	—	†	Not applicable
Class R-3	3,673		1,287		369		Not applicable
Class R-4	1,194		486		241		Not applicable
Class R-5	Not applicable		110		108		Not applicable
Class R-6	Not applicable		5		810		Not applicable
Total class-specific expenses	$82,293		$40,093		$6,054		$1,331

*Class R-2E shares were offered beginning August 29, 2014.

†Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $277,000 in the fund’s statement of operations includes $194,000 in current fees (either paid in cash or deferred) and a net increase of $83,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of dividends				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2014

Class A	$2,363,895	186,023	$385,649		30,331		$(3,556,698)	(280,538)	$(807,154)	(64,184)
Class B	5,483	431	2,842		224		(106,430)	(8,397)	(98,105)	(7,742)
Class C	203,523	16,014	20,275		1,595		(453,345)	(35,768)	(229,547)	(18,159)
Class F-1	229,080	18,073	17,592		1,385		(584,745)	(45,914)	(338,073)	(26,456)
Class F-2	976,946	76,753	17,348		1,361		(178,557)	(14,072)	815,737	64,042
Class 529-A	119,787	9,433	19,325		1,520		(177,124)	(13,960)	(38,012)	(3,007)
Class 529-B	1,103	87	241		19		(10,595)	(836)	(9,251)	(730)
Class 529-C	53,289	4,197	4,858		382		(86,968)	(6,855)	(28,821)	(2,276)
Class 529-E	6,864	541	930		73		(10,324)	(814)	(2,530)	(200)
Class 529-F-1	16,346	1,285	1,429		112		(15,431)	(1,215)	2,344	182
Class R-1	10,902	860	800		63		(16,485)	(1,299)	(4,783)	(376)
Class R-2	132,683	10,454	8,431		663		(191,051)	(15,070)	(49,937)	(3,953)
Class R-2E2	161	13	—	[3]	—	[3]	—	—	161	13
Class R-3	180,165	14,196	13,381		1,052		(235,049)	(18,539)	(41,503)	(3,291)
Class R-4	134,317	10,594	10,346		814		(165,165)	(13,021)	(20,502)	(1,613)
Class R-5	47,912	3,781	5,199		409		(78,962)	(6,221)	(25,851)	(2,031)
Class R-6	983,571	77,488	40,154		3,154		(66,059)	(5,208)	957,666	75,434
Total net increase (decrease)	$5,466,027	430,223	$548,800		43,157		$(5,932,988)	(467,727)	$81,839	5,653

The Bond Fund of America	31

	Sales[1]		Reinvestments of dividends		Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2013

Class A	$2,123,545	167,068	$479,812	37,976	$(6,896,608)	(545,969)	$(4,293,251)	(340,925)
Class B	8,606	674	5,091	403	(182,890)	(14,441)	(169,193)	(13,364)
Class C	201,014	15,797	29,413	2,329	(859,829)	(68,051)	(629,402)	(49,925)
Class F-1	301,246	23,782	27,658	2,188	(766,949)	(60,666)	(438,045)	(34,696)
Class F-2	269,984	21,393	10,145	803	(275,888)	(21,855)	4,241	341
Class 529-A	131,181	10,341	22,886	1,812	(262,387)	(20,815)	(108,320)	(8,662)
Class 529-B	1,521	120	435	34	(16,271)	(1,286)	(14,315)	(1,132)
Class 529-C	59,239	4,669	6,326	501	(135,037)	(10,712)	(69,472)	(5,542)
Class 529-E	7,237	571	1,133	89	(14,979)	(1,189)	(6,609)	(529)
Class 529-F-1	17,884	1,413	1,646	130	(27,235)	(2,158)	(7,705)	(615)
Class R-1	12,250	966	1,042	82	(32,534)	(2,565)	(19,242)	(1,517)
Class R-2	161,855	12,746	11,290	894	(312,518)	(24,686)	(139,373)	(11,046)
Class R-3	201,109	15,844	16,974	1,344	(387,263)	(30,603)	(169,180)	(13,415)
Class R-4	145,027	11,429	12,479	988	(251,028)	(19,820)	(93,522)	(7,403)
Class R-5	90,869	7,173	7,540	597	(171,230)	(13,599)	(72,821)	(5,829)
Class R-6	670,763	52,979	23,027	1,828	(88,355)	(7,014)	605,435	47,793
Total net increase (decrease)	$4,403,330	346,965	$656,897	51,998	$(10,681,001)	(845,429)	$(5,620,774)	(446,466)

[1]	Includes exchanges between share classes of the fund.
[2]	Class R-2E shares were offered beginning August 29, 2014.
[3]	Amount less than one thousand.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $68,034,272,000 and $68,684,887,000, respectively, during the year ended December 31, 2014.

32	The Bond Fund of America

Financial highlights

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
Class A:
Year ended 12/31/2014	$12.40	$.27	$.41	$.68	$(.27)	$12.81	5.53%	$18,691.62%		2.11%
Year ended 12/31/2013	12.95	.26	(.52)	(.26)	(.29)	12.40	(1.99)	18,895.61		2.10
Year ended 12/31/2012	12.55	.30	.43	.73	(.33)	12.95	5.90	24,142.60		2.33
Year ended 12/31/2011	12.19	.40	.38	.78	(.42)	12.55	6.51	23,654.60		3.23
Year ended 12/31/2010	11.80	.44	.41	.85	(.46)	12.19	7.30	25,627.59		3.61
Class B:
Year ended 12/31/2014	12.40	.18	.41	.59	(.18)	12.81	4.75	166	1.36	1.40
Year ended 12/31/2013	12.95	.17	(.52)	(.35)	(.20)	12.40	(2.72)	257	1.36	1.33
Year ended 12/31/2012	12.55	.21	.43	.64	(.24)	12.95	5.10	441	1.35	1.60
Year ended 12/31/2011	12.19	.31	.38	.69	(.33)	12.55	5.70	612	1.36	2.49
Year ended 12/31/2010	11.80	.35	.41	.76	(.37)	12.19	6.50	891	1.35	2.88
Class C:
Year ended 12/31/2014	12.40	.17	.41	.58	(.17)	12.81	4.71	1,502	1.41	1.33
Year ended 12/31/2013	12.95	.16	(.52)	(.36)	(.19)	12.40	(2.76)	1,680	1.41	1.29
Year ended 12/31/2012	12.55	.20	.43	.63	(.23)	12.95	5.05	2,400	1.39	1.54
Year ended 12/31/2011	12.19	.30	.38	.68	(.32)	12.55	5.66	2,520	1.40	2.43
Year ended 12/31/2010	11.80	.35	.41	.76	(.37)	12.19	6.45	2,931	1.39	2.81
Class F-1:
Year ended 12/31/2014	12.40	.27	.41	.68	(.27)	12.81	5.53	653.62		2.15
Year ended 12/31/2013	12.95	.26	(.52)	(.26)	(.29)	12.40	(2.03)	961.64		2.06
Year ended 12/31/2012	12.55	.30	.43	.73	(.33)	12.95	5.88	1,452.61		2.32
Year ended 12/31/2011	12.19	.40	.38	.78	(.42)	12.55	6.48	1,520.63		3.21
Year ended 12/31/2010	11.80	.44	.41	.85	(.46)	12.19	7.27	1,866.62		3.59
Class F-2:
Year ended 12/31/2014	12.40	.29	.43	.72	(.31)	12.81	5.82	1,303.35		2.27
Year ended 12/31/2013	12.95	.29	(.52)	(.23)	(.32)	12.40	(1.75)	467.37		2.36
Year ended 12/31/2012	12.55	.33	.43	.76	(.36)	12.95	6.16	483.35		2.56
Year ended 12/31/2011	12.19	.43	.38	.81	(.45)	12.55	6.76	319.36		3.48
Year ended 12/31/2010	11.80	.47	.41	.88	(.49)	12.19	7.55	402.36		3.89
Class 529-A:
Year ended 12/31/2014	12.40	.26	.41	.67	(.26)	12.81	5.44	939.71		2.02
Year ended 12/31/2013	12.95	.25	(.52)	(.27)	(.28)	12.40	(2.08)	947.70		2.01
Year ended 12/31/2012	12.55	.29	.43	.72	(.32)	12.95	5.80	1,101.68		2.24
Year ended 12/31/2011	12.19	.39	.38	.77	(.41)	12.55	6.42	981.68		3.13
Year ended 12/31/2010	11.80	.44	.41	.85	(.46)	12.19	7.24	898.65		3.53
Class 529-B:
Year ended 12/31/2014	12.40	.16	.41	.57	(.16)	12.81	4.62	15	1.49	1.27
Year ended 12/31/2013	12.95	.15	(.52)	(.37)	(.18)	12.40	(2.84)	23	1.49	1.21
Year ended 12/31/2012	12.55	.19	.43	.62	(.22)	12.95	4.96	39	1.48	1.47
Year ended 12/31/2011	12.19	.29	.38	.67	(.31)	12.55	5.58	54	1.47	2.36
Year ended 12/31/2010	11.80	.34	.41	.75	(.36)	12.19	6.39	73	1.45	2.76

See page 35 for footnotes.

The Bond Fund of America	33

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets
Class 529-C:
Year ended 12/31/2014	$12.40	$.16	$.41	$.57	$(.16)	$12.81	4.64%	$371		1.47%		1.26%
Year ended 12/31/2013	12.95	.16	(.52)	(.36)	(.19)	12.40	(2.83)	388		1.48		1.24
Year ended 12/31/2012	12.55	.19	.43	.62	(.22)	12.95	4.97	477		1.46		1.46
Year ended 12/31/2011	12.19	.29	.38	.67	(.31)	12.55	5.59	444		1.46		2.35
Year ended 12/31/2010	11.80	.34	.41	.75	(.36)	12.19	6.40	428		1.44		2.74
Class 529-E:
Year ended 12/31/2014	12.40	.23	.41	.64	(.23)	12.81	5.21	51.93				1.80
Year ended 12/31/2013	12.95	.22	(.52)	(.30)	(.25)	12.40	(2.30)	52.93				1.79
Year ended 12/31/2012	12.55	.26	.43	.69	(.29)	12.95	5.55	61.93				1.99
Year ended 12/31/2011	12.19	.36	.38	.74	(.38)	12.55	6.14	54.94				2.87
Year ended 12/31/2010	11.80	.40	.41	.81	(.42)	12.19	6.93	49.93				3.24
Class 529-F-1:
Year ended 12/31/2014	12.40	.28	.42	.70	(.29)	12.81	5.68	66.48				2.24
Year ended 12/31/2013	12.95	.28	(.52)	(.24)	(.31)	12.40	(1.86)	62.48				2.24
Year ended 12/31/2012	12.55	.32	.43	.75	(.35)	12.95	6.04	73.46				2.45
Year ended 12/31/2011	12.19	.42	.38	.80	(.44)	12.55	6.65	59.46				3.36
Year ended 12/31/2010	11.80	.46	.41	.87	(.48)	12.19	7.47	54.44				3.74
Class R-1:
Year ended 12/31/2014	12.40	.17	.42	.59	(.18)	12.81	4.75	55		1.36		1.37
Year ended 12/31/2013	12.95	.17	(.52)	(.35)	(.20)	12.40	(2.72)	58		1.37		1.34
Year ended 12/31/2012	12.55	.20	.43	.63	(.23)	12.95	5.08	81		1.36		1.57
Year ended 12/31/2011	12.19	.30	.38	.68	(.32)	12.55	5.68	91		1.38		2.45
Year ended 12/31/2010	11.80	.35	.41	.76	(.37)	12.19	6.47	99		1.38		2.82
Class R-2:
Year ended 12/31/2014	12.40	.17	.41	.58	(.17)	12.81	4.73	606		1.39		1.34
Year ended 12/31/2013	12.95	.17	(.52)	(.35)	(.20)	12.40	(2.70)	636		1.35		1.37
Year ended 12/31/2012	12.55	.20	.43	.63	(.23)	12.95	5.09	807		1.36		1.57
Year ended 12/31/2011	12.19	.30	.38	.68	(.32)	12.55	5.67	806		1.39		2.43
Year ended 12/31/2010	11.80	.34	.41	.75	(.36)	12.19	6.44	832		1.39		2.79
Class R-2E:
Period from 8/29/2014 to 12/31/2014[4,5]	12.82	.07	.01	.08	(.09)	12.81	.63 [6]	—	[7]	.25	[3,6]	.52	[3,6]
Class R-3:
Year ended 12/31/2014	12.40	.23	.41	.64	(.23)	12.81	5.21	731.93				1.80
Year ended 12/31/2013	12.95	.22	(.52)	(.30)	(.25)	12.40	(2.30)	748.92				1.79
Year ended 12/31/2012	12.55	.26	.43	.69	(.29)	12.95	5.55	955.92				2.00
Year ended 12/31/2011	12.19	.36	.38	.74	(.38)	12.55	6.15	963.94				2.89
Year ended 12/31/2010	11.80	.40	.41	.81	(.42)	12.19	6.94	1,053.93				3.26

34	The Bond Fund of America

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
Class R-4:
Year ended 12/31/2014	$12.40	$.27	$.41	$.68	$(.27)	$12.81	5.55%	$480.61%		2.12%
Year ended 12/31/2013	12.95	.26	(.52)	(.26)	(.29)	12.40	(1.99)		484.60	2.11
Year ended 12/31/2012	12.55	.30	.43	.73	(.33)	12.95	5.89		602.60	2.33
Year ended 12/31/2011	12.19	.40	.38	.78	(.42)	12.55	6.48		669.62	3.21
Year ended 12/31/2010	11.80	.44	.41	.85	(.46)	12.19	7.27		768.62	3.57
Class R-5:
Year ended 12/31/2014	12.40	.31	.41	.72	(.31)	12.81	5.86		207.31	2.43
Year ended 12/31/2013	12.95	.30	(.52)	(.22)	(.33)	12.40	(1.70)		226.31	2.41
Year ended 12/31/2012	12.55	.34	.43	.77	(.37)	12.95	6.20		311.31	2.63
Year ended 12/31/2011	12.19	.43	.38	.81	(.45)	12.55	6.80		310.32	3.51
Year ended 12/31/2010	11.80	.48	.41	.89	(.50)	12.19	7.59		370.32	3.88
Class R-6:
Year ended 12/31/2014	12.40	.31	.42	.73	(.32)	12.81	5.92		2,132.26	2.42
Year ended 12/31/2013	12.95	.31	(.52)	(.21)	(.34)	12.40	(1.65)		1,128.26	2.51
Year ended 12/31/2012	12.55	.35	.43	.78	(.38)	12.95	6.26		559.25	2.61
Year ended 12/31/2011	12.19	.44	.38	.82	(.46)	12.55	6.85		237.27	3.55
Year ended 12/31/2010	11.80	.48	.41	.89	(.50)	12.19	7.64		280.27	3.90

	Year ended December 31
Portfolio turnover rate for all share classes[8]	2014	2013	2012	2011	2010
Including mortgage dollar roll transactions	348%	419%	264%	154%	99%
Excluding mortgage dollar roll transactions	136%	Not available

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Not annualized.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Class R-2E shares were offered beginning August 29, 2014.
[6]	Although the fund has a plan of distribution for Class R-2E shares, fees for distribution services are not paid by the fund on accounts for which a broker-dealer (or other financial intermediary) has not been assigned, including amounts invested in the fund by CRMC and/or its affiliates. If fees for distribution services were charged on these assets, fund expenses would be higher and net income and total return would be lower.
[7]	Amount less than $1 million.
[8]	Refer to Note 5 for more information on mortgage dollar rolls.

See Notes to Financial Statements

The Bond Fund of America	35

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

The Bond Fund of America:

We have audited the accompanying statement of assets and liabilities of The Bond Fund of America (the “Fund”), including the investment portfolio and the summary investment portfolio, as of December 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014 correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Bond Fund of America as of December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Costa Mesa, California

February 5, 2015

The Bond Fund of America

Part C

Other Information

Item 28. Exhibits for Registration Statement (1940 Act No. 002-50700 and 1933 Act No. 811-02444)

(a-1)	Articles of Incorporation – Certificate of Trust dated 8/20/09 – previously filed (see P/E Amendment No. 61 filed 2/28/11; Amended and Restated Agreement and Declaration of Trust dated 12/5/12 – previously filed (see (P/E Amendment No. 65 filed 2/27/13); and Certificate of Establishment and Designation of Class R-2E Shares – previously filed (see P/E Amendment No. 69 filed 8/28/14)

(a-2)	Certificate of Establishment and Designation of Class R-5E Shares dated 9/2/15

(b)	By-laws – By-laws – previously filed (see P/E Amendment No. 61 filed 2/28/11)

(c)	Instruments Defining Rights of Security Holders – None

(d)	Investment Advisory Contracts – Investment Advisory and Service Agreement dated 3/1/11 – previously filed (see P/E Amendment No. 61 filed 2/28/11)

(e-1)	Underwriting Contracts – Form of Class F Share Participation Agreement – previously filed (see P/E Amendment No. 69 filed 8/28/14); and Form of Bank/Trust Company Participation Agreement for Class F Shares – previously filed (see P/E Amendment No. 69 filed 8/28/14)

(e-2)	Form of Amended and Restated Principal Underwriting Agreement effective 11/20/15; Form of Selling Group Agreement; and Form of Bank/Trust Company Selling Group Agreement

(f)	Bonus or Profit Sharing Contracts – Form of Deferred Compensation Plan effective 3/21/13 – previously filed (see P/E Amendment No. 67 filed 2/28/14)

(g-1)	Custodian Agreements – Form of Global Custody Agreement dated 12/21/06 – previously filed (see P/E Amendment No. 54 filed 2/28/07)

(g-2)	Form of Amendment to Global Custody Agreement effective 7/1/15

(h-1)	Other Material Contracts – Form of Indemnification Agreement - previously filed (see P/E Amendment No. 61 filed 2/28/11); and Form of Agreement and Plan of Reorganization dated 8/24/09 - previously filed (see P/E Amendment No. 61 filed 2/28/11)

(h-2)	Form of Amended and Restated Shareholder Services Agreement dated 11/20/15; and Form of Amended and Restated Administrative Services Agreement dated 11/20/15

(i-1)	Legal Opinion – Legal Opinion – previously filed (see P/E Amendment No. 61 filed 2/28/11; and P/E Amendment No. 69 filed 8/28/14)

(i-2)	Legal Opinion

(j)	Other Opinions – Consent of Independent Registered Public Accounting Firm

(k)        Omitted Financial Statements - none

(l)	Initial Capital Agreements - previously filed (see P/E Amendment No. 41 filed 2/28/97)

(m)	Rule 12b-1 Plan – Forms of Plans of Distribution for Class A, B, C, F-1, 529-A, 529-B, 529-C, 529-E, 529-F-1, R-1, R-2, R-3 and R-4 shares dated 3/1/11 - previously filed (see P/E Amendment No. 61 filed 2/28/11); and Form of Plan of Distribution for Class R-2E shares dated 8/29/14 – previously filed (see P/E Amendment No. 69 filed 8/28/14)

(n)	Rule 18f-3 Plan – Form of Amended and Restated Multiple Class Plan dated 11/20/15

(o)        Reserved

(p)	Code of Ethics – Code of Ethics for The Capital Group Companies dated October 2015; and Code of Ethics for Registrant

Item 29. Persons Controlled by or Under Common Control with the Fund

None

Item 30. Indemnification

The Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article 8 of the Registrant’s Declaration of Trust as well as the indemnification agreements that the Registrant has entered into with each of its trustees who is not an “interested person” of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and trustees against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions. In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended, and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 31. Business and Other Connections of the Investment Adviser

None

Item 32. Principal Underwriters

(a) American Funds Distributors, Inc. is the Principal Underwriter of shares of: AMCAP Fund, American Balanced Fund, American Funds College Target Date Series, American Funds Developing World Growth and Income Fund, American Funds Fundamental Investors, American Funds Global Balanced Fund, The American Funds Income Series, American Funds Inflation Linked Bond Fund, American Funds Money Market Fund, American Funds Mortgage Fund, American Funds Portfolio Series, American Funds Retirement Income Portfolio Series, American Funds Short-Term Tax-Exempt Bond Fund, American Funds Target Date Retirement Series, American Funds Tax-Exempt Fund of New York, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, American High-Income Trust, American Mutual Fund, The Bond Fund of America, Capital Group Emerging Markets Total Opportunities Fund, Capital Income Builder, Capital Group Private Client Services Funds, Capital World Bond Fund, Capital World Growth and Income Fund, Emerging Markets Growth Fund, Inc., EuroPacific Growth Fund, The Growth Fund of America, The Income Fund of America, Intermediate Bond Fund of America, International Growth and Income Fund, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, New World Fund, Inc., Short-Term Bond Fund of America, SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America and Washington Mutual Investors Fund

(b)

	(1) Name and Principal Business Address	(2) Positions and Offices with Underwriter	(3) Positions and Offices with Registrant
LAO	Raymond Ahn	Vice President	None
IRV	Laurie M. Allen	Senior Vice President	None
LAO	William C. Anderson	Senior Vice President and Director of Investment Services	None

LAO	Dion T. Angelopoulos	Assistant Vice President	None
LAO	Curtis A. Baker	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	T. Patrick Bardsley	Vice President	None
LAO	Shakeel A. Barkat	Senior Vice President	None
LAO	Brett A. Beach	Assistant Vice President	None
LAO	Jerry R. Berg	Regional Vice President	None
LAO	Joseph W. Best, Jr.	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Sandeep S. Bhasin	Vice President	None
LAO	Roger J. Bianco, Jr.	Vice President	None
LAO	Ryan M. Bickle	Vice President, Capital Group Institutional Investment Services Division	None
LAO	John A. Blanchard	Senior Vice President	None
LAO	Marek Blaskovic	Regional Vice President	None
LAO	Gerard M. Bockstie, Jr.	Senior Vice President	None
LAO	Jill M. Boudreau	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Andre W. Bouvier	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Michael A. Bowman	Senior Vice President, Capital Group Institutional Investment Services Division	None

LAO	William P. Brady	Senior Vice President	None
IRV	Jason E. Brady	Regional Vice President	None
LAO	Mickey L. Brethower	Senior Vice President	None
LAO	Kevin G. Broulette	Assistant Vice President	None
LAO	C. Alan Brown	Vice President	None
LAO	E. Chapman Brown, Jr.	Regional Vice President	None
LAO	Toni L. Brown	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Gary D. Bryce	Regional Vice President	None
LAO	Sheryl M. Burford	Assistant Vice President	None
LAO	Ronan J. Burke	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Steven Calabria	Vice President	None
LAO	Thomas E. Callahan	Vice President	None
LAO	Anthony J. Camilleri	Regional Vice President	None
SNO	Susan H. Campbell	Vice President	None
LAO	Damian F. Carroll	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	James D. Carter	Vice President	None
LAO	Stephen L. Caruthers	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Brian C. Casey	Senior Vice President	None
LAO	Christopher J. Cassin	Senior Vice President	None

LAO	Craig L. Castner	Regional Vice President	None
LAO	Christopher M. Cefalo	Regional Vice President	None
LAO	Becky C. Chao	Vice President	None
LAO	David D. Charlton	Senior Vice President and Director of Marketing	None
LAO	Thomas M. Charon	Senior Vice President	None
LAO	Daniel A. Chodosch	Regional Vice President	None
LAO	Wellington Choi	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Paul A. Cieslik	Senior Vice President	None
LAO	Andrew R. Claeson	Regional Vice President	None
LAO	Sara M. Clegg	Assistant Vice President	None
LAO	Kevin G. Clifford	Director, Chairman, President and Chief Executive Officer; President, Capital Group Institutional Investment Services Division	None
LAO	Ruth M. Collier	Senior Vice President	None
IND	Timothy J. Colvin	Regional Vice President	None
LAO	Christopher M. Conwell	Vice President	None
LAO	C. Jeffrey Cook	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Charles H. Cote	Vice President	None
LAO	Joseph G. Cronin	Vice President	None
LAO	D. Erick Crowdus	Vice President	None
LAO	Brian M. Daniels	Vice President	None

LAO	William F. Daugherty	Senior Vice President	None
LAO	Scott T. Davis	Assistant Vice President	None
LAO	Shane L. Davis	Vice President	None
LAO	Peter J. Deavan	Vice President	None
LAO	Guy E. Decker	Senior Vice President	None
LAO	Renee A. Degner	Regional Vice President	None
LAO	Daniel Delianedis	Senior Vice President	None
LAO	Mark A. Dence	Vice President	None
LAO	Stephen Deschenes	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Mario P. DiVito	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Joanne H. Dodd	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Kevin F. Dolan	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Thomas L. Donham	Assistant Vice President	None
LAO	John H. Donovan IV	Assistant Vice President	None
LAO	John J. Doyle	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Ryan T. Doyle	Regional Vice President	None
LAO	Craig Duglin	Vice President, Capital Group Institutional Investment Services Division	None

LAO	Alan J. Dumas	Regional Vice President	None
LAO	John E. Dwyer IV	Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Karyn B. Dzurisin	Regional Vice President	None
LAO	Kevin C. Easley	Regional Vice President	None
LAO	Damian Eckstein	Regional Vice President	None
LAO	Matthew J. Eisenhardt	Senior Vice President	None
LAO	Timothy L. Ellis	Senior Vice President	None
LAO	John M. Fabiano	Regional Vice President	None
LAO	E. Luke Farrell	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Mark A. Ferraro	Regional Vice President	None
LAO	James M. Ferrauilo	Assistant Vice President	None
LAO	Lorna Fitzgerald	Vice President	None
LAO	William F. Flannery	Senior Vice President	None
LAO	Kevin H. Folks	Regional Vice President	None
LAO	David R. Ford	Regional Vice President	None
LAO	Vanda S. Freesman	Assistant Vice President	None
LAO	Daniel Frick	Senior Vice President	None
SNO	Arturo V. Garcia, Jr.	Assistant Vice President	None
LAO	J. Gregory Garrett	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Brian K. Geiger	Regional Vice President	None

LAO	Jacob M. Gerber	Vice President, Capital Group Institutional Investment Services Division	None
LAO	J. Christopher Gies	Senior Vice President	None
LAO	Pamela A. Gillett	Regional Vice President	None
LAO	William F. Gilmartin	Regional Vice President	None
LAO	Robert E. Greeley, Jr.	Regional Vice President	None
LAO	Jeffrey J. Greiner	Senior Vice President	None
LAO	Eric M. Grey	Senior Vice President	None
LAO	E. Renee Grimm	Regional Vice President	None
IRV	Steven Guida	Senior Vice President	None
LAO	Sam S. Gumma	Regional Vice President	None
IRV	DeAnn C. Haley	Assistant Vice President	None
LAO	Philip E. Haning	Regional Vice President	None
LAO	Dale K. Hanks	Vice President, Capital Group Institutional Investment Services Division	None
LAO	David R. Hanna	Regional Vice President	None
LAO	Derek S. Hansen	Vice President	None
LAO	Julie O. Hansen	Vice President	None
LAO	John R. Harley	Senior Vice President	None
LAO	Calvin L. Harrelson III	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Robert J. Hartig, Jr.	Senior Vice President	None
LAO	Craig W. Hartigan	Senior Vice President	None

LAO	Clifford W. “Webb” Heidinger	Regional Vice President	None
LAO	Brock A. Hillman	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Jennifer M. Hoang	Vice President	None
LAO	David F. Holstein	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Heidi B. Horwitz-Marcus	Senior Vice President	None
LAO	David R. Hreha	Regional Vice President	None
LAO	Frederic J. Huber	Vice President, Capital Group Institutional Investment Services Division	None
LAO	David K. Hummelberg	Director, Senior Vice President, Treasurer and Controller	None
LAO	Jeffrey K. Hunkins	Vice President	None
LAO	Marc G. Ialeggio	Senior Vice President	None
IND	David K. Jacocks	Assistant Vice President	None
LAO	W. Chris Jenkins	Vice President	None
LAO	Daniel J. Jess II	Regional Vice President	None
IND	Jameel S. Jiwani	Regional Vice President	None
LAO	Sarah C. Johnson	Assistant Vice President	None
LAO	Brendan M. Jonland	Regional Vice President	None
LAO	David G. Jordt	Regional Vice President	None
LAO	Stephen T. Joyce	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Thomas J. Joyce	Vice President	None

LAO	Maria Karahalis	Senior Vice President, Capital Group Institutional Investment Services Division
LAO	John P. Keating	Senior Vice President	None
LAO	Brian G. Kelly	Senior Vice President	None
LAO	Christopher J. Kennedy	Regional Vice President	None
LAO	Ryan C. Kidwell	Vice President	None
LAO	Christopher W. Kilroy	Senior Vice President	None
LAO	Layla S. Kim	Vice President	None
LAO	Charles A. King	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Mark Kistler	Senior Vice President	None
LAO	Jeffrey G. Klepacki	Senior Vice President	None
NYO	Dorothy Klock	Senior Vice President	None
LAO	Stephen J. Knutson	Assistant Vice President	None
IRV	Elizabeth K. Koster	Vice President	None
LAO	James M. Kreider	Vice President	None
SNO	David D. Kuncho	Assistant Vice President	None
LAO	Richard M. Lang	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Christopher F. Lanzafame	Senior Vice President	None
LAO	Andrew Le Blanc	Senior Vice President	None
LAO	Richard Lee	Assistant Vice President	None
LAO	Matthew N. Leeper	Regional Vice President	None

LAO	Clay M. Leveritt	Regional Vice President	None
LAO	Lorin E. Liesy	Vice President	None
LAO	Louis K. Linquata	Senior Vice President	None
LAO	James M. Maher	Regional Vice President	None
LAO	Brendan T. Mahoney	Senior Vice President	None
LAO	Nathan G. Mains	Vice President	None
LAO	Sirish S. Mani	Assistant Vice President	None
LAO	Mark A. Marinella	Senior Vice President	None
LAO	Brooke M. Marrujo	Vice President	None
LAO	Stephen B. May	Regional Vice President	None
LAO	Dana C. McCollum	Vice President	None
LAO	Joseph A. McCreesh, III	Vice President	None
LAO	Ross M. McDonald	Vice President	None
LAO	Timothy W. McHale	Secretary	None
LAO	Max J. McQuiston	Regional Vice President	None
LAO	Scott M. Meade	Senior Vice President	None
LAO	David A. Merrill	Assistant Vice President	None
LAO	William T. Mills	Senior Vice President	None
LAO	Sean C. Minor	Vice President	None
LAO	James R. Mitchell III	Vice President	None
LAO	Charles L. Mitsakos	Senior Vice President	None
LAO	Ryan D. Moore	Vice President, Capital Group Institutional Investment Services Division	None

LAO	Steven A. Moreno	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	David H. Morrison	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Andrew J. Moscardini	Senior Vice President, Capital Group Institutional Investment Services Division	None
NYO	Timothy J. Murphy	Vice President	None
LAO	Marc E. Nabi	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Jon C. Nicolazzo	Vice President	None
LAO	Earnest M. Niemi	Vice President	None
LAO	William E. Noe	Senior Vice President	None
LAO	Matthew P. O’Connor	Director and Executive Vice President; Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Jonathan H. O’Flynn	Vice President	None
LAO	Peter A. Olsen	Regional Vice President	None
LAO	Jeffrey A. Olson	Vice President	None
LAO	Thomas A. O’Neil	Vice President	None
IRV	Paula A. Orologas	Assistant Vice President	None
LAO	Gregory H. Ortman	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Shawn M. O’Sullivan	Vice President	None

IND	Lance T. Owens	Regional Vice President	None
LAO	Kristina E. Page	Regional Vice President	None
LAO	Rodney Dean Parker II	Vice President	None
LAO	Lynn M. Patrick	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Timothy C. Patterson	Assistant Vice President	None
LAO	W. Burke Patterson, Jr.	Senior Vice President	None
LAO	Gary A. Peace	Senior Vice President	None
LAO	Robert J. Peche	Vice President, Capital Group Institutional Investment Services Division	None
LAO	David K. Petzke	Senior Vice President	None
LAO	Adam W. Phillips	Assistant Vice President	None
IND	Mary E. Phillips	Assistant Vice President	None
LAO	Joseph M. Piccolo	Vice President	None
LAO	Keith A. Piken	Vice President	None
LAO	John Pinto	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Carl S. Platou	Senior Vice President	None
LAO	David T. Polak	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Charles R. Porcher	Vice President	None
LAO	Leah K. Porter	Vice President	None
SNO	Richard P. Prior	Senior Vice President	None

LAO	Steven J. Quagrello	Senior Vice President	None
LAO	Michael R. Quinn	Senior Vice President	None
LAO	James R. Raker	Vice President, Capital Group Institutional Investment Services Division	None
SNO	John P. Raney	Vice President	None
LAO	James P. Rayburn	Vice President	None
LAO	Rene M. Reincke	Vice President	None
LAO	Jeffrey J. Robinson	Vice President	None
LAO	Matthew M. Robinson	Regional Vice President	None
LAO	Thomas W. Rose	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Rome D. Rottura	Senior Vice President	None
LAO	Shane A. Russell	Vice President	None
LAO	William M. Ryan	Senior Vice President	None
LAO	Dean B. Rydquist	Director, Senior Vice President and Chief Compliance Officer	None
IND	Brenda S. Rynski	Regional Vice President	None
LAO	Richard A. Sabec, Jr.	Senior Vice President	None
LAO	Paul V. Santoro	Senior Vice President	None
LAO	Keith A. Saunders	Regional Vice President	None
LAO	Joe D. Scarpitti	Senior Vice President	None
IRV	MaryAnn Scarsone	Assistant Vice President	None
LAO	Mark A. Seaman	Senior Vice President, Capital Group Institutional Investment Services Division	None

LAO	James J. Sewell III	Senior Vice President	None
LAO	Arthur M. Sgroi	Senior Vice President	None
LAO	Brad W. Short	Vice President	None
LAO	Nathan W. Simmons	Vice President	None
LAO	Connie F. Sjursen	Vice President	None
LAO	Melissa A. Sloane	Regional Vice President	None
LAO	Matthew T. Smith	Assistant Vice President	None
SNO	Stacy D. Smolka	Vice President	None
LAO	J. Eric Snively	Vice President	None
LAO	Kristen J. Spazafumo	Vice President	None
LAO	Michael P. Stern	Senior Vice President	None
LAO	Andrew J. Strandquist	Regional Vice President	None
LAO	Gretchen L. Taibl	Assistant Vice President	None
LAO	Peter D. Thatch	Senior Vice President	None
LAO	John B. Thomas	Vice President	None
LAO	Cynthia M. Thompson	Senior Vice President, Capital Group Institutional Investment Services Division	None
HRO	Stephen B. Thompson	Regional Vice President	None
LAO	Mark R. Threlfall	Vice President	None
IND	James P. Toomey	Vice President	None
LAO	Luke N. Trammell	Vice President	None
IND	Christopher E. Trede	Vice President	None
LAO	Jordan A. Trevino	Regional Vice President	None

LAO	Shaun C. Tucker	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	David E. Unanue	Senior Vice President	None
LAO	Idoya Urrutia	Assistant Vice President	None
LAO	Scott W. Ursin-Smith	Senior Vice President	None
LAO	Patrick D. Vance	Regional Vice President	None
SNO	Cindy T. Vaquiax	Vice President	None
LAO	Srinkanth Vemuri	Vice President	None
LAO	Spilios Venetsanopoulos	Regional Vice President	None
LAO	J. David Viale	Senior Vice President	None
LAO	Robert D. Vigneaux III	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Todd R. Wagner	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Jon N. Wainman	Regional Vice President	None
LAO	Sherrie S. Walling	Assistant Vice President	None
LAO	Brian M. Walsh	Vice President	None
SNO	Chris L. Wammack	Vice President	None
LAO	Matthew W. Ward	Regional Vice President	None
LAO	Thomas E. Warren	Senior Vice President	None
LAO	George J. Wenzel	Senior Vice President	None
LAO	Jason M. Weybrecht	Vice President, Capital Group Institutional Investment Services Division	None

LAO	Adam B. Whitehead	Regional Vice President	None
LAO	N. Dexter Williams	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Steven Wilson	Vice President	None
LAO	Steven C. Wilson	Vice President	None
LAO	Kurt A. Wuestenberg	Senior Vice President	None
LAO	Jonathan A. Young	Senior Vice President	None
LAO	Jason P. Young	Senior Vice President	None
LAO	Raul Zarco, Jr.	Vice President, Capital Group Institutional Investment Services Division	None

__________

DCO	Business Address, 3000 K Street N.W., Suite 230, Washington, DC 20007-5140
GVO-1	Business Address, 3 Place des Bergues, 1201 Geneva, Switzerland
HRO	Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
IND	Business Address, 12811 North Meridian Street, Carmel, IN 46032
IRV	Business Address, 6455 Irvine Center Drive, Irvine, CA 92618
LAO	Business Address, 333 South Hope Street, Los Angeles, CA 90071
LAO-W	Business Address, 11100 Santa Monica Blvd., 15th Floor, Los Angeles, CA 90025
NYO	Business Address, 630 Fifth Avenue, 36th Floor, New York, NY 10111
SFO	Business Address, One Market, Steuart Tower, Suite 2000, San Francisco, CA 94105
SNO	Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251

(c) None

Item 33. Location of Accounts and Records

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the Registrant’s investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071; 6455 Irvine Center Drive, Irvine, California 92618; and/or 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant’s records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 6455 Irvine Center Drive, Irvine, California 92618; 12811 Meridian Street, Carmel, Indiana 46032; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant’s records covering portfolio transactions are maintained and kept by its custodian, JPMorgan Chase Bank, N.A., 270 Park Avenue, New York, New York 10017-2070.

Item 34. Management Services

None

Item 35. Undertakings

n/a

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and State of California, on the 29th day of October, 2015.

THE BOND FUND OF AMERICA

By: /s/ John H. Smet

(John H. Smet, Vice Chairman of the Board and President)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on October 29, 2015, by the following persons in the capacities indicated.

	Signature	Title
(1)	Principal Executive Officer:
	/s/ John H. Smet	Vice Chairman of the Board and President
(John H. Smet)

(2)	Principal Financial Officer and Principal Accounting Officer:
	/s/ Brian C. Janssen	Treasurer
(Brian C. Janssen)

(3)	Trustees:
	William H. Baribault*	Trustee
	James G. Ellis*	Trustee
	Leonard R. Fuller*	Trustee
	Mary Davis Holt*	Trustee
	R. Clark Hooper*	Chairman of the Board (Independent and Non-Executive)
	Merit E. Janow*	Trustee
	Laurel B. Mitchell*	Trustee
	Frank M. Sanchez*	Trustee

	/s/ John H. Smet	Vice Chairman of the Board and President
(John H. Smet)

	Margaret Spellings*	Trustee
	Steadman Upham*	Trustee

*By: /s/ Steven I. Koszalka
(Steven I. Koszalka, pursuant to a power of attorney filed herewith)

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of Rule 485(b).

/s/ Rachel V. Nass

(Rachel V. Nass, Counsel)

POWER OF ATTORNEY

I, William H. Baribault, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Brian C. Janssen Dori Laskin Gregory F. Niland Jeffrey P. Regal Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Washington, DC, this 11th day of June, 2015.

(City, State)

/s/ William H. Baribault

William H. Baribault, Board member

POWER OF ATTORNEY

I, James G. Ellis, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Brian D. Bullard Brian C. Janssen Dori Laskin Gregory F. Niland Jeffrey P. Regal Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Washington, DC, this 11th day of June, 2015.

(City, State)

/s/ James G. Ellis

James G. Ellis, Board member

POWER OF ATTORNEY

I, Leonard R. Fuller, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Brian D. Bullard Brian C. Janssen Dori Laskin Gregory F. Niland Jeffrey P. Regal Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Washington, DC, this 11th day of June, 2015.

(City, State)

/s/ Leonard R. Fuller

Leonard R. Fuller, Board member

POWER OF ATTORNEY

I, Mary Davis Holt, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series I – (File No. 33-5270, File No. 811-4653)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Brian D. Bullard Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Washington, DC, this 11th day of June, 2015.

(City, State)

/s/ Mary Davis Holt

Mary Davis Holt, Board member

POWER OF ATTORNEY

I, R. Clark Hooper, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series I – (File No. 33-5270, File No. 811-4653)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Brian D. Bullard Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland Jeffrey P. Regal Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Washington, DC, this 11th day of June, 2015.

(City, State)

/s/ R. Clark Hooper

R. Clark Hooper, Board member

POWER OF ATTORNEY

I, Merit E. Janow, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Brian C. Janssen Dori Laskin Gregory F. Niland Jeffrey P. Regal Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Washington, DC, this 11th day of June, 2015.

(City, State)

/s/ Merit E. Janow

Merit E. Janow, Board member

POWER OF ATTORNEY

I, Laurel B. Mitchell, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Brian C. Janssen Dori Laskin Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Washington, DC, this 11th day of June, 2015.

(City, State)

/s/ Laurel B. Mitchell

Laurel B. Mitchell, Board member

POWER OF ATTORNEY

I, Frank M. Sanchez, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Brian C. Janssen Dori Laskin Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Washington, DC, this 11th day of June, 2015.

(City, State)

/s/ Frank M. Sanchez

Frank M. Sanchez, Board member

POWER OF ATTORNEY

I, Margaret Spellings, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Brian C. Janssen Dori Laskin Gregory F. Niland Jeffrey P. Regal Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Washington, DC, this 11th day of June, 2015.

(City, State)

/s/ Margaret Spellings

Margaret Spellings, Board member

POWER OF ATTORNEY

I, Steadman Upham, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Brian C. Janssen Dori Laskin Gregory F. Niland Jeffrey P. Regal Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Washington, DC, this 11th day of June, 2015.

(City, State)

/s/ Steadman Upham

Steadman Upham, Board member